UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Convertible Securities Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	21

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Convertible Securities Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	Z
Inception	09/25/87		07/15/98		10/21/96		09/27/10	05/21/99
Sales charge	without	with	without	with	without	with	without	without
6-month	–8.61	–13.87	–8.98	–13.49	–9.04	–9.94	–8.46	–8.54
1-year	11.26	4.90	10.39	5.39	10.39	9.39	n/a	11.52
5-year	2.36	1.16	1.61	1.29	1.58	1.58	n/a	2.65
10-year/Life	4.55	3.94	3.77	3.77	3.76	3.76	5.20	4.82

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Bank of America Merrill Lynch All Convertibles, All Qualities Index is a widely used index that measures convertible securities performance. It measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–8.61%

Class A shares (without sales charge)

–8.14%

BofAML All Convertibles, All Qualities Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	14.04
Class B	13.79
Class C	13.99
Class I	14.07
Class Z	14.06

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.19
Class B	0.13
Class C	0.13
Class I	0.21
Class Z	0.20

Portfolio Breakdown2

as of 08/31/11 (%)
Convertible Bonds	71.0
Convertible Preferred Stocks	25.9
Preferred Stocks	1.8
Common Stocks	0.4
Other[3]	0.9

2  Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

3  Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Convertible Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	913.90	1,019.46	5.48	5.79	1.14
Class B	1,000.00	1,000.00	910.20	1,015.68	9.08	9.58	1.89
Class C	1,000.00	1,000.00	909.60	1,015.68	9.07	9.58	1.89
Class I	1,000.00	1,000.00	915.40	1,021.12	3.90	4.12	0.81
Class Z	1,000.00	1,000.00	914.60	1,020.72	4.28	4.52	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 0.4%
HEALTH CARE 0.4%
Health Care Providers & Services 0.4%
Lincare Holdings, Inc.	88,000	$1,894,640
TOTAL HEALTH CARE		1,894,640
Total Common Stocks (Cost: $2,707,039)		$1,894,640
Preferred Stocks 1.7%
CONSUMER STAPLES 1.0%
Food Products 1.0%
Bunge Ltd., 4.875%(a)	58,900	$5,611,256
TOTAL CONSUMER STAPLES		5,611,256
FINANCIALS 0.7%
Capital Markets 0.7%
Goldman Sachs Group, Inc.(The)(b)(c)	183,921	3,680,105
TOTAL FINANCIALS		3,680,105
Total Preferred Stocks (Cost: $9,617,181)		$9,291,361
Convertible Preferred Stocks 25.6%
CONSUMER DISCRETIONARY 2.8%
Auto Components 0.9%
Goodyear Tire & Rubber Co., (The), 5.875%	108,600	$4,873,425
Automobiles 1.9%
General Motors Co., 4.750%	250,000	9,968,750
TOTAL CONSUMER DISCRETIONARY		14,842,175
CONSUMER STAPLES 0.9%
Food Products 0.9%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(c)(d)	466,200	5,033,515
TOTAL CONSUMER STAPLES		5,033,515
ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%
Apache Corp., 6.000%	158,600	9,258,275
Chesapeake Energy Corp., 5.000%	92,000	9,188,500
Energy XXI Bermuda Ltd., 5.625%(a)(e)	8,500	2,598,875
Whiting Petroleum Corp., 6.250%	16,180	3,618,819
Total		24,664,469
TOTAL ENERGY		24,664,469
FINANCIALS 11.5%
Capital Markets 0.8%
UBS AG, 6.750%(a)	56,700	2,131,920
UBS AG, 9.375%(a)	105,600	2,076,888
Total		4,208,808
Commercial Banks 1.6%
Fifth Third Bancorp, 8.500%	64,900	8,331,537

Issuer	Shares	Value
Convertible Preferred Stocks (continued)
FINANCIALS (cont.)
Diversified Financial Services 3.7%
AMG Capital Trust II, 5.150%	47,700	$1,887,131
Bank of America Corp., 7.250%	9,100	8,099,000
Citigroup, Inc., 7.500%	106,000	10,036,080
Total		20,022,211
Insurance 1.7%
Hartford Financial Services Group, Inc., 7.250%(e)	180,000	3,830,616
MetLife, Inc., 5.000%	80,000	5,239,200
Total		9,069,816
Real Estate Investment Trusts (REITs) 3.7%
Alexandria Real Estate Equities, Inc., 7.000%	455,000	11,356,800
Health Care REIT, Inc., 6.500%	169,200	8,301,375
Total		19,658,175
TOTAL FINANCIALS		61,290,547
HEALTH CARE 0.8%
Health Care Providers & Services 0.8%
Omnicare Captial Trust II, 4.000%(e)	92,000	3,979,000
TOTAL HEALTH CARE		3,979,000
INDUSTRIALS 2.3%
Airlines 0.5%
Continental Airlines Finance Trust II, 6.000%(e)	81,600	2,692,800
Professional Services 1.0%
Nielsen Holdings NV, 6.250%(a)	90,000	5,251,950
Road & Rail 0.8%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(c)	459,000	4,293,486
TOTAL INDUSTRIALS		12,238,236
UTILITIES 2.7%
Electric Utilities 2.7%
Great Plains Energy, Inc., 12.000%	40,300	2,453,061
PPL Corp., 8.750%(e)	113,190	6,159,800
PPL Corp., 9.500%	96,100	5,522,867
Total		14,135,728
TOTAL UTILITIES		14,135,728
Total Convertible Preferred Stocks (Cost: $146,911,883)		$136,183,670

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 70.4%
Aerospace & Defense 0.9%
Alliant Techsystems, Inc.
08/15/24	3.000%	$4,780,000	$4,983,150
Automotive 2.3%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	1,800,000	2,604,600

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Automotive (continued)
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	$5,300,000	$5,849,875
TRW Automotive, Inc.
12/01/15	3.500%	2,500,000	3,950,175
Total			12,404,650
Brokerage 1.1%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	6,300,000	5,960,273
Building Materials 1.4%
Cemex SAB de CV(a)(c) Subordinated Notes
03/15/16	3.250%	3,170,000	2,198,078
03/15/18	3.750%	3,170,000	2,175,888
MasTec, Inc.
06/15/14	4.000%	2,066,000	3,171,310
Total			7,545,276
Chemicals 0.1%
ShengdaTech, Inc. Senior Notes(b)(c)(d)
12/15/15	6.500%	2,430,000	362,131
Diversified Manufacturing 1.5%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/12	4.500%	1,200,000	2,271,000
Sterlite Industries India Ltd. Senior Unsecured(a)
10/30/14	4.000%	6,120,000	5,584,500
Total			7,855,500
Entertainment 0.5%
Take-Two Interactive Software, Inc. Senior Notes
06/01/14	4.375%	2,000,000	2,822,500
Environmental 0.9%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,900,000	4,465,500
Gaming 1.9%
MGM Resorts International(e)
04/15/15	4.250%	10,650,000	10,237,312
Health Care 7.8%
Alere, Inc. Senior Subordinated Notes(e)
05/15/16	3.000%	6,800,000	6,026,500
Gilead Sciences, Inc. Senior Unsecured(e)
05/01/16	1.625%	11,390,000	13,178,572
Insulet Corp. Senior Unsecured
06/15/16	3.750%	4,020,000	3,883,553
Integra LifeSciences Holdings Corp. Senior Unsecured(c)(e)
12/15/16	1.625%	2,980,000	2,755,755

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Health Care (continued)
NuVasive, Inc. Senior Unsecured(e)
07/01/17	2.750%	$5,800,000	$5,431,700
Omnicare, Inc.
12/15/25	3.750%	2,200,000	2,750,000
Volcano Corp. Senior Unsecured
09/01/15	2.875%	2,520,000	3,059,028
WebMD Health Corp. Senior Unsecured(c)(e)
03/31/16	2.250%	5,000,000	4,556,250
Total			41,641,358
Home Construction 0.8%
Lennar Corp. Senior Notes(c)
12/15/20	2.750%	4,170,000	3,998,955
Independent Energy 1.4%
Chesapeake Energy Corp.
11/15/35	2.750%	2,520,000	2,828,700
Endeavour International Corp.(c)(e)
07/15/16	5.500%	1,520,000	1,317,232
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,850,000	3,124,313
Total			7,270,245
Lodging 0.6%
Home Inns & Hotels Management, Inc. Senior Notes(a)(c)(e)
12/15/15	2.000%	3,020,000	2,909,972
Media Cable 0.9%
TiVo Inc. Senior Unsecured(c)
03/15/16	4.000%	3,750,000	4,500,000
Media Non-Cable 1.1%
Liberty Media LLC Senior Unsecured
03/15/31	3.250%	7,200,000	5,967,000
Metals 3.6%
Horsehead Holding Corp. Senior Notes(c)
07/01/17	3.800%	2,820,000	2,715,096
Jaguar Mining, Inc. Senior Unsecured(a)(c)
03/31/16	5.500%	3,200,000	3,484,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	5,600,000	4,985,400
Molycorp, Inc. Senior Unsecured(c)
06/15/16	3.250%	2,280,000	2,627,951
Steel Dynamics, Inc.(e)
06/15/14	5.125%	5,020,000	5,534,550
Total			19,346,997

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Non-Captive Consumer 1.7%
DFC Global Corp. Senior Unsecured
04/01/28	3.000%	$6,687,000	$8,718,176
Oil Field Services 1.6%
Hornbeck Offshore Services, Inc.
11/15/26	1.625%	4,270,000	4,011,665
Hornbeck Offshore Services, Inc.(c)(f)
11/15/26	1.625%	5,000,000	4,697,500
Total			8,709,165
Other Financial Institutions 1.8%
Affiliated Managers Group, Inc. Senior Unsecured(e)
08/15/38	3.950%	3,570,000	3,788,662
Ares Capital Corp. Senior Unsecured(c)
06/01/16	5.125%	5,900,000	5,678,750
Total			9,467,412
Other Industry 2.6%
Altra Holdings, Inc.(c)
03/01/31	2.750%	2,825,000	2,437,975
Central European Distribution Corp. Senior Unsecured(e)
03/15/13	3.000%	5,810,000	4,183,200
General Cable Corp.
11/15/13	0.875%	4,040,000	3,843,050
General Cable Corp.(f) Subordinated Notes
11/15/29	4.500%	1,000,000	1,057,500
WESCO International, Inc.
09/15/29	6.000%	1,450,000	2,479,500
Total			14,001,225
Packaging 0.8%
Owens-Brockway Glass Container, Inc.(c)
06/01/15	3.000%	4,670,000	4,173,813
Pharmaceuticals 5.9%
Akorn, Inc. Senior Notes(c)(e)
06/01/16	3.500%	2,630,000	3,050,800
Cubist Pharmaceuticals, Inc. Senior Unsecured
11/01/17	2.500%	3,640,000	4,864,423
Dendreon Corp. Senior Unsecured(e)
01/15/16	2.875%	10,270,000	7,809,986
Human Genome Sciences, Inc. Subordinated Notes
08/15/12	2.250%	3,200,000	3,320,000
Mylan, Inc.
09/15/15	3.750%	3,200,000	5,456,000
Salix Pharmaceuticals Ltd. Senior Unsecured
05/15/15	2.750%	2,600,000	2,665,000

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Pharmaceuticals (continued)
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	$3,640,000	$4,395,300
Total			31,561,509
Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured(c)
04/01/18	3.500%	6,350,000	5,449,570
REITs 3.0%
Digital Realty Trust LP(c)
04/15/29	5.500%	3,860,000	5,770,700
Forest City Enterprises, Inc. Senior Unsecured(c)(e)
08/15/18	4.250%	4,740,000	4,218,600
Vornado Realty LP Senior Unsecured
04/15/25	3.875%	5,270,000	5,764,062
Total			15,753,362
Retailers 1.3%
Charming Shoppes, Inc. Senior Unsecured(e)
05/01/14	1.125%	4,680,000	4,171,050
Saks, Inc.
03/15/24	2.000%	2,560,000	2,560,000
Total			6,731,050
Technology 18.0%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	7,743,000	7,791,394
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	3,530,000	4,072,738
Concur Technologies, Inc. Senior Unsecured(c)
04/15/15	2.500%	5,300,000	5,551,750
DST Systems, Inc. Senior Unsecured(f)
08/15/23	0.000%	5,170,000	5,842,100
Digital River, Inc. Senior Unsecured
01/01/24	1.250%	1,900,000	1,864,375
Digital River, Inc.(c) Senior Unsecured
11/01/30	2.000%	4,980,000	4,319,094
EMC Corp. Senior Unsecured
12/01/11	1.750%	1,700,000	2,390,625
12/01/13	1.750%	8,720,000	12,916,500
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	5,270,000	5,638,900
Ixia Senior Notes(c)(e)
12/15/15	3.000%	3,110,000	2,807,708

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Technology (continued)
Lam Research Corp. Senior Unsecured(c)
05/15/18	1.250%	$3,200,000	$2,963,091
Mentor Graphics Corp.(c)(e)
04/01/31	4.000%	6,000,000	5,583,498
Micron Technology, Inc. Senior Notes(c)
08/01/31	1.500%	4,580,000	3,928,431
NetApp, Inc. Senior Unsecured
06/01/13	1.750%	3,550,000	4,575,062
Novellus Systems, Inc. Senior Notes(c)
05/15/41	2.625%	3,020,000	2,623,625
Nuance Communications, Inc. Senior Unsecured
08/15/27	2.750%	4,445,000	5,334,000
ON Semiconductor Corp.
12/15/26	2.625%	5,100,000	5,399,625
RightNow Technologies, Inc. Senior Unsecured(c)
11/15/30	2.500%	3,925,000	4,896,163
Rovi Corp. Senior Unsecured
02/15/40	2.625%	3,800,000	4,698,624
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	1,600,000	2,576,000
Total			95,773,303
Textile 1.0%
Iconix Brand Group, Inc. Senior Subordinated Notes(c)(e)
06/01/16	2.500%	5,500,000	5,397,700
Tobacco 0.7%
Vector Group Ltd. Senior Unsecured(f)
06/15/26	3.875%	3,153,000	3,763,894
Transportation Services 0.9%
DryShips, Inc. Senior Unsecured(a)
12/01/14	5.000%	6,670,000	4,902,450
Wireless 1.5%
InterDigital, Inc. Senior Unsecured(c)
03/15/16	2.500%	3,850,000	5,326,398
Leap Wireless International, Inc. Senior Unsecured(e)
07/15/14	4.500%	2,820,000	2,492,175
Total			7,818,573
Wirelines 1.8%
Ciena Corp. Senior Unsecured(c)
10/15/18	3.750%	5,800,000	5,371,687

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Wirelines (continued)
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	$4,150,000	$4,295,250
Total			9,666,937
Total Convertible Bonds (Cost: $383,084,471)			$374,158,958
		Shares	Value
Money Market Fund 0.9%
Columbia Short-Term Cash Fund, 0.139%(g)(h)		5,021,497	$5,021,497
Total Money Market Fund (Cost: $5,021,497)			$5,021,497
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 6.4%
Repurchase Agreements 6.4%
Citibank NA dated 08/31/11, matures 09/01/11, repurchase price $10,000,025(i)	0.090%	$10,000,000	$10,000,000
MF Global Holdings Ltd. dated 08/31/11, matures 09/01/11, repurchase price $5,000,015(i)	0.110%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 08/31/2011, matures 09/01/2011, repurchase price $5,000,014(i)	0.100%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 08/31/2011, matures 09/01/2011, repurchase price $5,000,018(i)	0.130%	5,000,000	5,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $8,869,949(i)	0.080%	8,869,929	8,869,929
Total			33,869,929
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,869,929)			$33,869,929
Total Investments (Cost: $581,212,000)			$560,420,055
Other Assets & Liabilities, Net			(28,608,976)
Net Assets			$531,811,079

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $41,196,777 or 7.75% of net assets.

(b)  Non-income producing.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $130,855,267 or 24.61% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $5,395,646, representing 1.01% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%	10/22/09-07/22/11	$5,637,355
ShengdaTech, Inc. 6.250% 12/15/2015	12/10/10-12/21/10	2,434,408

(e)  At August 31, 2011, security was partially or fully on loan.

(f)  Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.

(g)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(h)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$114,514,370	$(109,492,873)	$—	$5,021,497	$4,994	$5,021,497

(i)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.090%)

Security Description	Value
Fannie Mae Pool	$6,156,084
Freddie Mac Gold Pool	4,043,916
Total Market Value of Collateral Securities	$10,200,000

MF Global Holdings Ltd. (0.110%)

Security Description	Value
Fannie Mae REMICS	$194,389
Federal Home Loan Mortgage Corp	96,855
Federal National Mortgage Association	71,346
Freddie Mac Gold Pool	2,653,150
Freddie Mac REMICS	455,018
Government National Mortgage Association	984,085
United States Treasury Strip Coupon	512,592
United States Treasury Strip Principal	132,622
Total Market Value of Collateral Securities	$5,100,057

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,598,307
Freddie Mac Gold Pool	696,579
Freddie Mac REMICS	338,904
Ginnie Mae I Pool	2,072,974
Government National Mortgage Association	393,236
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value
Fannie Mae Interest Strip	$1,355,889
Fannie Mae Pool	703,124
Fannie Mae REMICS	1,217,607
Freddie Mac Discount Notes	349,583
Freddie Mac Gold Pool	800,348
Freddie Mac REMICS	468,459
Freddie Mac Strips	142,125
Government National Mortgage Association	62,893
Total Market Value of Collateral Securities	$5,100,028

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$6,414,479
Freddie Mac Gold Pool	2,547,498
Freddie Mac Non Gold Pool	85,351
Total Market Value of Collateral Securities	$9,047,328
Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Health Care	$1,894,640	$—	$—	$1,894,640
Preferred Stocks
Consumer Staples	—	5,611,256	—	5,611,256
Financials	—	3,680,105	—	3,680,105
Convertible Preffered Stocks
Consumer Discretionary	—	14,842,175	—	14,842,175
Consumer Staples	—	5,033,515	—	5,033,515
Energy	3,618,819	21,045,650	—	24,664,469
Financials	11,356,800	49,933,747	—	61,290,547
Health Care	—	3,979,000	—	3,979,000
Industrials	—	12,238,236	—	12,238,236
Utilities	2,453,061	11,682,667	—	14,135,728
Total Equity Securities	19,323,320	128,046,351	—	147,369,671
Bonds
Convertible Bonds	—			—
Chemicals	—	—	362,131	362,131
All other Industries	—	373,796,827	—	373,796,827
Total Bonds	—	373,796,827	362,131	374,158,958
Other
Affiliated Money Market Fund(c)	5,021,497	—	—	5,021,497
Investments of Cash Collateral Received for Securities on Loan	—	33,869,929	—	33,869,929
Total Other	5,021,497	33,869,929	—	38,891,426
Total	$24,344,817	$535,713,107	$362,131	$560,420,055

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Convertible Bonds
Balance as of February 28, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(9,885)
Sales	—
Purchases
Transfers into Level 3	372,016
Transfers out of Level 3	—
Balance as of August 31, 2011	$362,131

*  Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $(9,885).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a market approach to value the assets. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $542,320,574)	$521,528,629
Affiliated issuers (identified cost $5,021,497)	5,021,497
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $33,869,929)	33,869,929
Total investments (identified cost $581,212,000)	560,420,055
Receivable for:
Capital shares sold	2,204,807
Dividends	420,438
Interest	3,509,180
Reclaims	7,721
Expense reimbursement due from Investment Manager	2,960
Total assets	566,565,161
Liabilities
Disbursements in excess of cash	75,606
Due upon return of securities on loan	33,869,929
Payable for:
Capital shares purchased	356,151
Investment management fees	10,973
Distribution and service fees	2,005
Transfer agent fees	84,360
Administration fees	865
Chief compliance officer expenses	168
Other expenses	354,025
Total liabilities	34,754,082
Net assets applicable to outstanding capital stock	$531,811,079

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities (continued) – Columbia Convertible Securities Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$605,764,030
Undistributed net investment income	2,561,178
Accumulated net realized loss	(55,722,184)
Unrealized appreciation (depreciation) on:
Investments	(20,791,945)
Total — representing net assets applicable to outstanding capital stock	$531,811,079
*Value of securities on loan	$32,981,315
Net assets applicable to outstanding shares
Class A	$195,040,539
Class B	$5,544,206
Class C	$19,051,389
Class I	$169,121,515
Class Z	$143,053,430
Shares outstanding
Class A	13,894,853
Class B	402,137
Class C	1,361,432
Class I	12,023,776
Class Z	10,176,565
Net asset value per share
Class A	$14.04 (a)
Class B	$13.79
Class C	$13.99
Class I	$14.07
Class Z	$14.06

(a)  The maximum offering price per share for Class A is $14.90. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Operations – Columbia Convertible Securities Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$3,872,413
Interest	5,923,141
Dividends from affiliates	4,994
Income from securities lending — net	18,908
Foreign taxes withheld	(14,621)
Total income	9,804,835
Expenses:
Investment management fees	1,828,638
Distribution fees
Class B	32,157
Class C	80,237
Service fees
Class B	10,719
Class C	26,745
Distribution and service fees — Class A	274,626
Transfer agent fees
Class A	176,289
Class B	6,882
Class C	17,226
Class Z	133,517
Administration fees	314,944
Compensation of board members	26,358
Pricing and bookkeeping fees	40,806
Custodian fees	7,493
Printing and postage fees	61,343
Registration fees	36,387
Professional fees	43,541
Chief compliance officer expenses	308
Other	5,680
Total expenses	3,123,896
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(383,161)
Earnings credits on cash balances	(51)
Total net expenses	2,740,684
Net investment income	7,064,151
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	19,605,492
Net realized gain	19,605,492
Net change in unrealized appreciation (depreciation) on:
Investments	(79,025,867)
Net change in unrealized depreciation	(79,025,867)
Net realized and unrealized loss	(59,420,375)
Net decrease in net assets from operations	$(52,356,224)

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statements of Changes in Net Assets – Columbia Convertible Securities Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment income	$7,064,151	$13,930,644
Net realized gain	19,605,492	39,036,443
Net change in unrealized appreciation (depreciation)	(79,025,867)	41,939,324
Net change in net assets resulting from operations	(52,356,224)	94,906,411
Distributions to shareholders from:
Net investment income
Class A	(2,653,181)	(7,009,024)
Class B	(73,053)	(477,313)
Class C	(179,697)	(567,892)
Class I	(1,348,577)	(59,986)
Class Z	(2,214,689)	(6,617,790)
Total distributions to shareholders	(6,469,197)	(14,732,005)
Increase (decrease) in net assets from share transactions	82,750,723	(6,388,716)
Total increase in net assets	23,925,302	73,785,690
Net assets at beginning of period	507,885,777	434,100,087
Net assets at end of period	$531,811,079	$507,885,777
Undistributed net investment income	$2,561,178	$1,966,224

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Statements of Changes in Net Assets (continued) – Columbia Convertible Securities Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,343,248	20,591,470	2,925,492	41,348,161
Distributions reinvested	65,098	993,320	305,724	4,103,577
Redemptions	(1,954,982)	(29,620,227)	(3,610,304)	(49,802,514)
Net decrease	(546,636)	(8,035,437)	(379,088)	(4,350,776)
Class B shares
Subscriptions	15,561	229,635	26,723	371,670
Distributions reinvested	1,391	20,901	19,289	253,216
Redemptions	(405,937)	(6,087,135)	(1,155,008)	(15,586,826)
Net decrease	(388,985)	(5,836,599)	(1,108,996)	(14,961,940)
Class C shares
Subscriptions	143,712	2,210,546	189,350	2,685,171
Distributions reinvested	5,393	82,158	20,947	283,145
Redemptions	(188,232)	(2,805,167)	(370,334)	(5,152,765)
Net decrease	(39,127)	(512,463)	(160,037)	(2,184,449)
Class I shares
Subscriptions	7,032,233	107,815,231	6,348,957	93,563,351
Distributions reinvested	88,345	1,348,539	4,104	59,960
Redemptions	(415,580)	(6,306,563)	(1,034,283)	(15,670,265)
Net increase	6,704,998	102,857,207	5,318,778	77,953,046
Class Z shares
Subscriptions	2,799,679	43,062,463	4,958,784	70,327,339
Distributions reinvested	47,760	729,712	184,776	2,531,641
Redemptions	(3,367,333)	(49,514,160)	(9,793,941)	(135,703,577)
Net decrease	(519,894)	(5,721,985)	(4,650,381)	(62,844,597)
Total net increase (decrease)	5,210,356	82,750,723	(979,724)	(6,388,716)

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights – Columbia Convertible Securities Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$15.55		$12.92		$9.93		$14.90		$16.62		$17.59		$17.35
Income from investment operations:
Net investment income	0.20		0.45		0.34		0.29		0.32		0.35		0.41
Net realized and unrealized gain (loss) on investments	(1.52)		2.67		2.99		(4.73)		(0.27)		0.91		1.32
Total from investment operations	(1.32)		3.12		3.33		(4.44)		0.05		1.26		1.73
Less distributions to shareholders from:
Net investment income	(0.19)		(0.49)		(0.34)		(0.30)		(0.38)		(0.43)		(0.42)
Net realized gains	—		—		—		(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.19)		(0.49)		(0.34)		(0.53)		(1.77)		(2.23)		(1.49)
Proceeds from regulatory settlement	—		—		(0.00	)(b)	—		—		—		—
Net asset value, end of period	$14.04		$15.55		$12.92		$9.93		$14.90		$16.62		$17.59
Total return	(8.61%)		24.72%		33.91%		(30.64%)		(0.22%)		7.96%		10.54%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.30	%(d)	1.31	%(e)	1.24%		1.24	%(e)	1.19	%(e)	1.17	%(d)(e)	1.15	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.14	%(d)(g)	1.15	%(e)(g)	1.20	%(g)	1.21	%(e)(g)	1.18	%(e)(g)	1.16	%(d)(e)(g)	1.09	%(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.30	%(d)	1.31%		1.24%		1.24%		1.19%		1.17	%(d)	1.15%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.14	%(d)(g)	1.15	%(g)	1.20	%(g)	1.21	%(g)	1.18	%(g)	1.16	%(d)(g)	1.09	%(g)(h)
Net investment income	2.55	%(d)(g)	3.27	%(g)	2.88	%(g)	2.33	%(g)	1.91	%(g)	2.25	%(d)(g)	2.39	%(g)
Supplemental data
Net assets, end of period (in thousands)	$195,041		$224,608		$191,414		$154,987		$274,370		$328,023		$352,010
Portfolio turnover	36%		118%		117%		92%		77%		44%		40%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.15%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Convertible Securities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$15.28		$12.70		$9.77		$14.66		$16.37		$17.38		$17.16
Income from investment operations:
Net investment income	0.14		0.35		0.24		0.19		0.19		0.23		0.28
Net realized and unrealized gain (loss) on investments	(1.50)		2.62		2.94		(4.65)		(0.26)		0.90		1.30
Total from investment operations	(1.36)		2.97		3.18		(4.46)		(0.07)		1.13		1.58
Less distributions to shareholders from:
Net investment income	(0.13)		(0.39)		(0.25)		(0.20)		(0.25)		(0.34)		(0.29)
Net realized gains	—		—		—		(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.13)		(0.39)		(0.25)		(0.43)		(1.64)		(2.14)		(1.36)
Proceeds from regulatory settlement	—		—		(0.00	)(b)	—		—		—		—
Net asset value, end of period	$13.79		$15.28		$12.70		$9.77		$14.66		$16.37		$17.38
Total return	(8.98%)		23.83%		32.86%		(31.14%)		(0.92%)		7.19%		9.72%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.04	%(d)(e)	2.06	%(e)	1.99%		1.99	%(e)	1.94	%(e)	1.92	%(d)(e)	1.90	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.89	%(d)(e)(g)	1.90	%(e)(g)	1.95	%(g)	1.96	%(e)(g)	1.93	%(e)(g)	1.91	%(d)(e)(g)	1.84	%(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.04	%(d)	2.06%		1.99%		1.99%		1.94%		1.92	%(d)	1.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.89	%(d)(g)	1.90	%(g)	1.95	%(g)	1.96	%(g)	1.93	%(g)	1.91	%(d)(g)	1.84	%(g)(h)
Net investment income	1.81	%(d)(g)	2.61	%(g)	2.10	%(g)	1.53	%(g)	1.16	%(g)	1.50	%(d)(g)	1.64	%(g)
Supplemental data
Net assets, end of period (in thousands)	$5,544		$12,089		$24,126		$31,792		$74,074		$99,360		$116,566
Portfolio turnover	36%		118%		117%		92%		77%		44%		40%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.90%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Convertible Securities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$15.51		$12.88		$9.91		$14.86		$16.58		$17.57		$17.34
Income from investment operations:
Net investment income	0.14		0.35		0.25		0.20		0.19		0.23		0.28
Net realized and unrealized gain (loss) on investments	(1.53)		2.67		2.97		(4.72)		(0.27)		0.92		1.31
Total from investment operations	(1.39)		3.02		3.22		(4.52)		(0.08)		1.15		1.59
Less distributions to shareholders from:
Net investment income	(0.13)		(0.39)		(0.25)		(0.20)		(0.25)		(0.34)		(0.29)
Net realized gains	—		—		—		(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.13)		(0.39)		(0.25)		(0.43)		(1.64)		(2.14)		(1.36)
Proceeds from regulatory settlement	—		—		(0.00	)(b)	—		—		—		—
Net asset value, end of period	$13.99		$15.51		$12.88		$9.91		$14.86		$16.58		$17.57
Total return	(9.04%)		23.88%		32.80%		(31.13%)		(0.97%)		7.23%		9.68%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.05	%(d)	2.06	%(e)	1.99%		1.99	%(e)	1.94	%(e)	1.92	%(d)(e)	1.90	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.89	%(d)(g)	1.90	%(e)(g)	1.95	%(g)	1.96	%(e)(g)	1.93	%(g)	1.91	%(d)(e)(g)	1.84	%(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.05	%(d)	2.06%		1.99%		1.99%		1.94%		1.92	%(d)	1.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.89	%(d)(g)	1.90	%(g)	1.95	%(g)	1.96	%(g)	1.93	%(g)	1.91	%(d)(g)	1.84	%(g)(h)
Net investment income	1.80	%(d)(g)	2.53	%(g)	2.12	%(g)	1.54	%(g)	1.16	%(g)	1.50	%(d)(g)	1.64	%(g)
Supplemental data
Net assets, end of period (in thousands)	$19,051		$21,717		$20,103		$18,239		$38,320		$52,794		$57,193
Portfolio turnover	36%		118%		117%		92%		77%		44%		40%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.90%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Convertible Securities Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$15.58		$13.69
Income from investment operations:
Net investment income	0.21		0.17
Net realized and unrealized gain (loss) on investments	(1.51)		1.86
Total from investment operations	(1.30)		2.03
Less distributions to shareholders from:
Net investment income	(0.21)		(0.14)
Total distributions to shareholders	(0.21)		(0.14)
Net asset value, end of period	$14.07		$15.58
Total return	(8.46%)		14.92%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90	%(c)	0.90	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.81	%(c)(e)	0.86	%(c)(e)
Net investment income	2.85	%(c)(e)	2.63	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$169,122		$82,875
Portfolio turnover	36%		118%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Convertible Securities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$15.58		$12.93		$9.94		$14.91		$16.62		$17.59		$17.35
Income from investment operations:
Net investment income	0.21		0.49		0.37		0.33		0.36		0.39		0.46
Net realized and unrealized gain (loss) on investments	(1.53)		2.68		2.99		(4.73)		(0.26)		0.91		1.31
Total from investment operations	(1.32)		3.17		3.36		(4.40)		0.10		1.30		1.77
Less distributions to shareholders from:
Net investment income	(0.20)		(0.52)		(0.37)		(0.34)		(0.42)		(0.47)		(0.46)
Net realized gains	—		—		—		(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.20)		(0.52)		(0.37)		(0.57)		(1.81)		(2.27)		(1.53)
Proceeds from regulatory settlement	—		—		(0.00	)(b)	—		—		—		—
Net asset value, end of period	$14.06		$15.58		$12.93		$9.94		$14.91		$16.62		$17.59
Total return	(8.54%)		25.17%		34.20%		(30.43%)		0.10%		8.16%		10.81%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.04	%(d)	1.06	%(e)	0.99%		0.99	%(e)	0.94	%(e)	0.92	%(d)(e)	0.90	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.89	%(d)(g)	0.90	%(e)(g)	0.95	%(g)	0.96	%(e)(g)	0.93	%(e)(g)	0.91	%(d)(e)(g)	0.84	%(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.04	%(d)	1.06%		0.99%		0.99%		0.94%		0.92	%(d)	0.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.89	%(d)(g)	0.90	%(g)	0.95	%(g)	0.96	%(g)	0.93	%(g)	0.91	%(d)(g)	0.84	%(g)(h)
Net investment income	2.79	%(d)(g)	3.52	%(g)	3.12	%(g)	2.56	%(g)	2.16	%(g)	2.50	%(d)(g)	2.64	%(g)
Supplemental data
Net assets, end of period (in thousands)	$143,053		$166,597		$198,457		$190,168		$388,824		$611,157		$775,758
Portfolio turnover	36%		118%		117%		92%		77%		44%		40%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.90%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Notes to Financial Statements – Columbia Convertible Securities Fund
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to

21

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings or upon receipt of ex-dividend notification in the case of certain foreign securities on the ex-dividend date.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions

22

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.65% to 0.50% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.05% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six

23

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

months ended August 31, 2011 was 0.13% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $867.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment

24

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $112,979 for Class A, $755 for Class B, and $1,647 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.75
Class Z	0.86

Prior to July 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.15%
Class B	1.90
Class C	1.90
Class I	0.85
Class Z	0.90

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains

25

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $581,212,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,301,000
Unrealized depreciation	(42,093,000)
Net unrealized app/depreciation	$(20,792,000)

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$35,724,600
2018	39,523,679
Total	$75,248,279

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $278,504,862 and $188,806,340, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $32,981,315 were on loan, secured by cash collateral of $33,869,929 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other

26

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through June 27, 2011, these credits reduced total expenses by $51.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011 one shareholder account owned 40.1% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs

27

Columbia Convertible Securities Fund, August 31, 2011 (Unaudited)

allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Convertible Securities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Convertible Securities Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1230 C (10/11)

Columbia International Value Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Financial Statements	4

Financial Highlights	8

Notes to Financial Statements	14

Columbia International Value Master Portfolio	20

Portfolio of Investments	21

Financial Statements	24

Financial Highlights	27

Notes to Financial Statements	28

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia International Value Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R	Z
Inception	12/27/95		05/22/98		06/15/98		09/27/10	09/27/10	12/27/95
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–13.56	–18.52	–13.94	–18.24	–13.92	–14.78	–13.37	–13.71	–13.52
1-year	5.28	–0.75	4.51	–0.49	4.44	3.44	n/a	n/a	5.48
5-year	–2.07	–3.22	–2.78	–3.02	–2.80	–2.80	n/a	n/a	–1.83
10-year/Life	5.44	4.82	4.67	4.67	4.65	4.65	–2.79	–3.43	5.70

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class R shares were initially offered on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–13.56%

Class A shares (without sales charge)

–13.85%

MSCI EAFE Value Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class A	13.02
Class B	12.54
Class C	12.50
Class I	13.17
Class R	13.03
Class Z	13.16

Distribution declared per share

03/01/11 – 08/31/11 ($)
Class A	0.05
Class B	0.04
Class C	0.04
Class I	0.06
Class R	0.05
Class Z	0.06

Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2011, Columbia International Value Fund owned 90.7% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2011.

Country Breakdown1

as of 08/31/11 (%)
Brazil	5.7
Finland	1.2
France	11.5
Germany	2.8
Ireland	1.1
Italy	8.4
Japan	31.6
Mexico	1.9
Netherlands	6.9
New Zealand	0.8
Portugal	1.3
South Korea	2.6
Spain	1.0
Sweden	0.9
Switzerland	5.9
United Kingdom	16.2
Other[2]	0.2

1  Percentages indicated are based upon total investments. The portfolio composition is subject to change.

2  Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	864.40	1,017.80	6.84	7.41	1.46
Class B	1,000.00	1,000.00	860.60	1,014.03	10.34	11.19	2.21
Class C	1,000.00	1,000.00	860.80	1,014.03	10.34	11.19	2.21
Class I	1,000.00	1,000.00	866.30	1,019.81	4.97	5.38	1.06
Class R	1,000.00	1,000.00	862.90	1,016.44	8.10	8.77	1.73
Class Z	1,000.00	1,000.00	864.80	1,019.05	5.67	6.14	1.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia International Value Fund

August 31, 2011 (Unaudited)

Value
Investment Company – 100.0%
Investment in Columbia Funds Master Investment Trust LLC, Columbia International Value Master Portfolio(a)	$1,273,079,256
Total Investments – 100.0%	$1,273,079,256
Other Assets & Liabilities, Net – (0.0)%	(441,752)
Net Assets – 100.0%	$1,272,637,504
Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2011, Columbia International Value Fund owned 90.7% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2011.

Industry	Percentage of Net Assets	Value
Automobiles	2.9%	$40,324,673
Capital Markets	1.6	22,181,892
Commercial Banks	8.0	112,056,736
Commercial Services & Supplies	1.2	16,282,325
Communications Equipment	2.5	34,984,984
Construction Materials	2.4	33,325,479
Diversified Telecommunication Services	18.8	263,686,037
Electric Utilities	2.3	32,812,943
Electronic Equipment, Instruments & Components	3.5	48,830,867
Food & Staples Retailing	8.7	122,998,242
Food Products	2.5	35,288,091
Household Durables	1.4	19,716,734
Insurance	7.7	108,142,606
Media	1.2	16,517,210
Multiline Retail	1.6	22,442,998
Office Electronics	1.4	20,073,974
Oil, Gas & Consumable Fuels	9.4	132,405,954
Pharmaceuticals	13.5	188,972,925
Semiconductors & Semiconductor Equipment	2.1	29,603,249
Specialty Retail	1.4	19,208,578
Tobacco	1.6	23,283,737
Wireless Telecommunication Services	3.2	44,685,116
Other(1)	0.2	3,360,438
Total		$1,391,185,788

(1)  Cash & Cash Equivalents.

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Statement of Assets and Liabilities – Columbia International Value Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $1,569,829,869)	$1,273,079,256
Receivable for:
Capital shares sold	990,600
Expense reimbursement due from Investment Manager	45,041
Total assets	1,274,114,897
Liabilities
Payable for:
Capital shares purchased	1,317,160
Distribution and service fees	2,828
Administration fees	5,855
Chief compliance officer expenses	187
Other expenses	151,363
Total liabilities	1,477,393
Net assets applicable to outstanding capital stock	$1,272,637,504
Represented by
Paid-in capital	$1,865,279,666
Undistributed net investment income	16,689,515
Accumulated net realized loss	(312,581,064)
Unrealized appreciation (depreciation) on:
Investments	(296,750,613)
Total — representing net assets applicable to outstanding capital stock	$1,272,637,504
Net assets applicable to outstanding shares
Class A	$249,347,842
Class B	$1,044,011
Class C	$40,361,069
Class I	$2,370
Class R	$2,359
Class Z	$981,879,853
Shares outstanding
Class A	19,150,932
Class B	83,248
Class C	3,228,376
Class I	180
Class R	181
Class Z	74,593,484
Net asset value per share
Class A(a)	$13.02
Class B	$12.54
Class C	$12.50
Class I	$13.17
Class R	$13.03
Class Z	$13.16

(a)  The maximum offering price per share for Class A is $13.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Statement of Operations – Columbia International Value Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends	$45,908,947
Interest	1,984
Dividends from affiliates	1,315
Foreign taxes withheld	(7,058,993)
Total income	38,853,253
Expenses:
Allocated from Master Portfolio(a)	6,715,779
Line of credit interest expense allocated from Master Portfolio	23,631
Distribution fees
Class B	4,665
Class C	187,258
Class R	7
Service fees
Class B	1,555
Class C	62,419
Distribution and service fees — Class A	395,675
Transfer agent fees
Class A	234,349
Class B	930
Class C	36,970
Class R	2
Class Z	854,636
Administration fees	1,291,027
Compensation of board members	10,831
Pricing and bookkeeping fees	16,344
Custodian fees	1,126
Printing and postage fees	103,775
Registration fees	63,215
Professional fees	30,705
Chief compliance officer expenses	439
Other	8,685
Total expenses	10,044,023
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,644)
Total net expenses	9,920,379
Net investment income	28,932,874
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(34,578,966)
Foreign currency transactions	1,186,580
Net realized loss	(33,392,386)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	(207,859,786)
Net change in unrealized depreciation	(207,859,786)
Net realized and unrealized loss	(241,252,172)
Net decrease in net assets from operations	$(212,319,298)

(a)  Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment management fees, administration fees, compensation of Board members, custodian fees and other expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Changes in Net Assets – Columbia International Value Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$28,932,874	$29,006,191
Net realized loss	(33,392,386)	(79,638,678)
Net change in unrealized appreciation (depreciation)	(207,859,786)	287,733,276
Net increase (decrease) in net assets resulting from operations	(212,319,298)	237,100,789
Distributions to shareholders from:
Net investment income
Class A	(1,138,864)	(10,501,221)
Class B	(3,034)	(31,120)
Class C	(123,778)	(1,255,137)
Class I	(33,367)	(29,462)
Class R	(8)	(45)
Class Z	(4,629,721)	(36,753,860)
Total distributions to shareholders	(5,928,772)	(48,570,845)
Decrease in net assets from share transactions	(248,498,737)	(90,034,060)
Proceeds from regulatory settlement (Note 5)	—	108,538
Total increase (decrease) in net assets	(466,746,807)	98,604,422
Net assets at beginning of period	1,739,384,311	1,640,779,889
Net assets at end of period	$1,272,637,504	$1,739,384,311
Undistributed (excess of distributions over) net investment income	$16,689,515	$(6,314,587)

(a)  Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Changes in Net Assets (continued) – Columbia International Value Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,158,183	30,855,534	7,203,721	99,387,352
Distributions reinvested	58,309	822,154	618,142	8,293,553
Redemptions	(7,386,277)	(105,565,070)	(11,725,247)	(161,161,045)
Net decrease	(5,169,785)	(73,887,382)	(3,903,384)	(53,480,140)
Class B shares
Subscriptions	10,602	146,482	24,199	326,879
Distributions reinvested	150	2,042	1,744	22,401
Redemptions	(25,882)	(357,618)	(578,776)	(7,649,102)
Net decrease	(15,130)	(209,094)	(552,833)	(7,299,822)
Class C shares
Subscriptions	160,325	2,242,894	287,489	3,834,791
Distributions reinvested	6,026	81,713	66,784	861,421
Redemptions	(906,847)	(12,563,497)	(1,304,444)	(17,279,783)
Net decrease	(740,496)	(10,238,890)	(950,171)	(12,583,571)
Class I shares
Subscriptions	29,397	431,921	2,946,162	41,364,980
Distributions reinvested	2,341	33,356	2,089	29,403
Redemptions	(2,291,499)	(33,085,036)	(688,310)	(9,989,541)
Net increase (decrease)	(2,259,761)	(32,619,759)	2,259,941	31,404,842
Class R shares
Subscriptions	—	—	181	2,500
Net increase	—	—	181	2,500
Class Z shares
Subscriptions	10,651,057	153,595,613	25,508,322	355,263,216
Distributions reinvested	210,556	3,000,423	1,622,754	22,067,009
Redemptions	(19,906,594)	(288,139,648)	(30,733,729)	(425,408,094)
Net decrease	(9,044,981)	(131,543,612)	(3,602,653)	(48,077,869)
Total net decrease	(17,230,153)	(248,498,737)	(6,748,919)	(90,034,060)

(a)  Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Financial Highlights – Columbia International Value Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class A
Per share data
Net asset value, beginning of period	$15.12		$13.48		$9.40		$18.95		$26.02		$24.97		$22.34
Income from investment operations:
Net investment income	0.26		0.22		0.33	(b)	0.52		0.65		0.29		0.31
Net realized and unrealized gain (loss)	(2.31)		1.81		3.96		(7.83)		(1.95)		4.34		4.73
Total from investment operations	(2.05)		2.03		4.29		(7.31)		(1.30)		4.63		5.04
Less distributions to shareholders from:
Net investment income	(0.05)		(0.39)		(0.21)		(0.53)		(0.68)		(0.34)		(0.35)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.05)		(0.39)		(0.21)		(2.24)		(5.77)		(3.58)		(2.41)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$13.02		$15.12		$13.48		$9.40		$18.95		$26.02		$24.97
Total return	(13.56%)		15.47%		45.57%		(42.59%)		(7.28%)		20.46%		24.28%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.47	%(d)(e)	1.48	%(e)	1.42	%(e)	1.38	%(e)	1.32	%(d)(e)	1.30	%(e)	1.33	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.46	%(d)(e)	1.48	%(e)(g)	1.42	%(e)(g)	1.38	%(e)(g)	1.32	%(d)(e)(g)	1.30	%(e)(g)	1.27	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.47	%(d)	1.48%		1.42%		1.38%		1.32	%(d)	1.30%		1.33%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.46	%(d)	1.48	%(g)	1.42	%(g)	1.38	%(g)	1.32	%(d)(g)	1.30	%(g)	1.27	%(h)
Net investment income	3.62	%(d)	1.61	%(g)	2.56	%(g)	3.31	%(g)	2.71	%(d)(g)	1.15	%(g)	1.38%
Supplemental data
Net assets, end of period (in thousands)	$249,348		$367,847		$380,578		$241,097		$868,942		$1,073,616		$1,010,361
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 1.33%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class B
Per share data
Net asset value, beginning of period	$14.61		$13.02		$9.09		$18.39		$25.43		$24.54		$22.00
Income from investment operations:
Net investment income	0.19		0.21		0.24	(b)	0.37		0.49		0.11		0.15
Net realized and unrealized gain (loss)	(2.22)		1.67		3.82		(7.53)		(1.91)		4.22		4.63
Total from investment operations	(2.03)		1.88		4.06		(7.16)		(1.42)		4.33		4.78
Less distributions to shareholders from:
Net investment income	(0.04)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.04)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.54		$14.61		$13.02		$9.09		$18.39		$25.43		$24.54
Total return	(13.94%)		14.75%		44.61%		(43.01%)		(7.90%)		19.51%		23.36%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.23	%(d)(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)	2.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.21	%(d)(e)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)	2.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.23	%(d)	2.23%		2.17%		2.13%		2.07	%(d)	2.05%		2.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.21	%(d)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)	2.02	%(h)
Net investment income	2.74	%(d)	1.62	%(g)	1.95	%(g)	2.43	%(g)	2.10	%(d)(g)	0.45	%(g)	0.67%
Supplemental data
Net assets, end of period (in thousands)	$1,044		$1,437		$8,476		$18,743		$65,705		$110,726		$114,932
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 2.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class C
Per share data
Net asset value, beginning of period	$14.56		$12.99		$9.08		$18.37		$25.40		$24.52		$21.98
Income from investment operations:
Net investment income	0.20		0.12		0.22	(b)	0.34		0.46		0.10		0.15
Net realized and unrealized gain (loss)	(2.22)		1.74		3.82		(7.49)		(1.87)		4.22		4.63
Total from investment operations	(2.02)		1.86		4.04		(7.15)		(1.41)		4.32		4.78
Less distributions to shareholders from:
Net investment income	(0.04)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.04)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.50		$14.56		$12.99		$9.08		$18.37		$25.40		$24.52
Total return	(13.92%)		14.62%		44.44%		(43.00%)		(7.86%)		19.48%		23.38%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.23	%(d)(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)	2.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.21	%(d)(e)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)	2.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.23	%(d)	2.23%		2.17%		2.13%		2.07	%(d)	2.05%		2.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.21	%(d)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)	2.02	%(h)
Net investment income	2.84	%(d)	0.89	%(g)	1.81	%(g)	2.28	%(g)	1.99	%(d)(g)	0.42	%(g)	0.67%
Supplemental data
Net assets, end of period (in thousands)	$40,361		$57,793		$63,914		$49,750		$127,020		$170,731		$168,819
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 2.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$15.27		$13.93
Income from investment operations:
Net investment income	0.35		0.00	(b)
Net realized and unrealized gain (loss)	(2.39)		1.67
Total from investment operations	(2.04)		1.67
Less distributions to shareholders from:
Net investment income	(0.06)		(0.33)
Total distributions to shareholders	(0.06)		(0.33)
Proceeds from regulatory settlement	—		0.00	(b)
Net asset value, end of period	$13.17		$15.27
Total return	(13.37%)		12.22%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.06	%(c)(d)	1.07	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.06	%(c)(d)	1.07	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.06	%(c)	1.07	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.06	%(c)	1.07	%(c)(f)
Net investment income (loss)	4.77	%(c)	(0.05	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$34,506
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$15.15		$13.78
Income from investment operations:
Net investment income	0.23		0.02
Net realized and unrealized gain (loss)	(2.30)		1.60
Total from investment operations	(2.07)		1.62
Less distributions to shareholders from:
Net investment income	(0.05)		(0.25)
Total distributions to shareholders	(0.05)		(0.25)
Proceeds from regulatory settlement	—		0.00	(b)
Net asset value, end of period	$13.03		$15.15
Total return	(13.71%)		11.92%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.76	%(c)(d)	1.77	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.73	%(c)(d)	1.77	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.76	%(c)	1.77	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.73	%(c)	1.77	%(c)(f)
Net investment income	3.22	%(c)	0.40	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class Z
Per share data
Net asset value, beginning of period	$15.28		$13.62		$9.49		$19.10		$26.17		$25.09		$22.42
Income from investment operations:
Net investment income	0.28		0.26		0.36	(b)	0.50		0.73		0.36		0.38
Net realized and unrealized gain (loss)	(2.34)		1.83		4.01		(7.83)		(1.98)		4.35		4.75
Total from investment operations	(2.06)		2.09		4.37		(7.33)		(1.25)		4.71		5.13
Less distributions to shareholders from:
Net investment income	(0.06)		(0.43)		(0.24)		(0.57)		(0.73)		(0.39)		(0.40)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.06)		(0.43)		(0.24)		(2.28)		(5.82)		(3.63)		(2.46)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$13.16		$15.28		$13.62		$9.49		$19.10		$26.17		$25.09
Total return	(13.52%)		15.74%		45.94%		(42.41%)		(7.05%)		20.70%		24.66%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.22	%(d)(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)	1.07	%(d)(e)	1.05	%(e)	1.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.21	%(d)(e)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)	1.07	%(d)(e)(g)	1.05	%(e)(g)	1.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.22	%(d)	1.23%		1.17%		1.13%		1.07	%(d)	1.05%		1.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.21	%(d)	1.23	%(g)	1.17	%(g)	1.13	%(g)	1.07	%(d)(g)	1.05	%(g)	1.02	%(h)
Net investment income	3.85	%(d)	1.85	%(g)	2.76	%(g)	3.20	%(g)	3.04	%(d)(g)	1.43	%(g)	1.69%
Supplemental data
Net assets, end of period (in thousands)	$981,880		$1,277,799		$1,187,812		$844,122		$1,886,808		$2,651,855		$2,585,390
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 1.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Notes to Financial Statements – Columbia International Value Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in the Master Portfolio included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio, which is equal to 90.7% at August 31, 2011. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Feeder Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

14

Columbia International Value Fund, August 31, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Feeder Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.17% of the Feeder Fund's average daily net assets, less the fees that were payable by the Feeder Fund as described under the Pricing and Bookkeeping Fees note below.

15

Columbia International Value Fund, August 31, 2011 (Unaudited)

Pricing and Bookkeeping Fees

Prior to August 8, 2011, the Feeder Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Feeder Fund. The Feeder Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Feeder Fund. Under the State Street Agreements, the Feeder Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Feeder Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Feeder Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective August 8, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Feeder Fund or the Board of Trustees (the Board) including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $422.

Compensation of Board Members

Board member are compensated for their services to the Feeder Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Feeder Fund or certain other funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Feeder Fund in accordance with federal securities regulations. The Feeder Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Feeder Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Feeder Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Feeder Fund that is a percentage of the average aggregate value of the Feeder Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Feeder Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class R	0.16
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are

16

Columbia International Value Fund, August 31, 2011 (Unaudited)

recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Feeder Fund.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Feeder Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $49,972 for Class A, $624 for Class B and $1,486 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Z	1.12

Prior to July 1, 2011, the Investment Manager and its affiliates voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Feeder Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may

17

Columbia International Value Fund, August 31, 2011 (Unaudited)

differ from GAAP. Reclassifications are made to the Feeder Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$185,725,377
2019	68,376,538
Total	$254,101,915

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Regulatory Settlements

During the year ended February 28, 2011, the Feeder Fund received $108,538 resulting from certain regulatory settlements with third parties in which the Feeder Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 6. Custody Credits

Prior to August 8, 2011, the Feeder Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Feeder Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Feeder Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through August 8, 2011, there were no credits.

Note 7. Shareholder Concentration

At August 31, 2011, three shareholder accounts owned 62.4% of the outstanding shares of the Feeder Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Feeder Fund.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of

18

Columbia International Value Fund, August 31, 2011 (Unaudited)

Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

19

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2011

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

20

Portfolio of Investments – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.9%
BRAZIL 5.7%
Brasil Telecom SA (Preference), ADR(a)	352,511	$8,005,525
Brasil Telecom SA (Ordinary), ADR(a)	199,977	1,627,813
Centrais Eletricas Brasileiras SA, ADR(a)	1,842,040	19,212,477
Petroleo Brasileiro SA, ADR(a)	879,743	23,445,151
Tele Norte Leste Participacoes SA, ADR(a)	691,100	9,053,410
Telecomunicacoes de Sao Paulo SA(a)	353,756	11,238,828
Tim Participacoes SA, ADR(a)	214,753	6,687,408
Total		79,270,612
FINLAND 1.1%
Nokia OYJ(a)	2,463,665	15,925,757
FRANCE 11.4%
Alcatel-Lucent(a)(b)	1,688,500	6,228,766
Carrefour SA(a)	891,160	23,759,624
France Telecom SA(a)	1,838,170	35,119,087
Natixis(a)	2,404,246	9,632,374
Renault SA(a)	125,200	5,096,947
Sanofi(a)	528,286	38,445,029
Total SA(a)	857,781	41,888,747
Total		160,170,574
GERMANY 2.7%
Deutsche Bank AG, Registered Shares(a)	198,375	8,048,861
Deutsche Telekom AG(a)	2,392,100	30,259,651
Total		38,308,512
IRELAND 1.1%
CRH PLC(a)	879,300	15,733,419
ITALY 8.4%
ENI SpA(a)	2,265,287	45,557,216
Intesa Sanpaolo SpA(a)	10,191,238	16,601,446
Italcementi SpA, Savings Shares(a)	890,500	3,223,594
Telecom Italia SpA(a)	12,738,710	15,453,648
Telecom Italia SpA, Savings Shares(a)	32,972,210	36,233,926
Total		117,069,830
JAPAN 31.3%
Astellas Pharma, Inc.(a)	555,900	21,008,128
Canon, Inc.(a)	425,400	20,073,974
Dai Nippon Printing Co., Ltd.(a)	1,555,000	16,282,325
Daiichi Sankyo Co., Ltd.(a)	852,600	17,051,543
FUJIFILM Holdings Corp.(a)	890,505	21,634,123
Japan Tobacco, Inc.(a)	5,387	23,283,736
Mitsubishi UFJ Financial Group, Inc.(a)	4,286,731	19,441,702
Mizuho Financial Group, Inc.(a)	9,660,300	14,744,929
MS&AD Insurance Group Holdings, Inc.(a)	971,000	22,753,486
Nippon Telegraph & Telephone Corp.(a)	908,200	42,522,674
Nissan Motor Co., Ltd.(a)	1,173,600	10,791,747
NKSJ Holdings, Inc.(a)	2,389,000	14,119,448
Ono Pharmaceutical Co., Ltd.(a)	357,600	20,656,442
Rohm Co., Ltd.(a)	271,300	13,985,373
San-in Godo Bank Ltd. (The)(a)	233,000	1,711,523
Seven & I Holdings Co., Ltd.(a)	871,200	23,125,629
Sony Corp.(a)	897,900	19,716,734
Sumitomo Mitsui Financial Group, Inc.(a)	781,042	23,124,804
Sumitomo Mitsui Trust Holdings, Inc.(a)	1,436,000	4,881,482

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (cont.)
Taisho Pharmaceutical Co., Ltd.(a)	382,000	$8,880,850
Takeda Pharmaceutical Co., Ltd.(a)	499,800	24,207,120
TDK Corp.(a)	185,000	8,171,222
Tokio Marine Holdings, Inc.(a)	831,600	22,699,494
Toyota Motor Corp.(a)	678,300	24,435,981
Total		439,304,469
MEXICO 1.9%
Cemex SAB de CV, ADR(a)(b)	2,675,692	14,368,466
Telefonos de Mexico SAB de CV, Class L, ADR(a)	728,632	12,466,893
Total		26,835,359
NETHERLANDS 6.8%
Aegon NV(a)(b)	3,899,357	17,543,679
Koninklijke Ahold NV(a)	2,311,632	26,930,565
STMicroelectronics NV(a)	2,348,200	15,617,876
Unilever NV-CVA(a)	1,042,449	35,288,091
Total		95,380,211
NEW ZEALAND 0.8%
Telecom Corp. of New Zealand Ltd.(a)	5,048,920	10,925,624
PORTUGAL 1.3%
Portugal Telecom SGPS SA(a)	2,106,976	18,229,651
SOUTH KOREA 2.6%
Korea Electric Power Corp., ADR(a)(b)	1,294,050	13,600,465
SK Telecom Co., Ltd.(a)	154,177	22,440,273
Total		36,040,738
SPAIN 1.0%
Telefonica SA(a)	697,443	14,537,243
SWEDEN 0.9%
Telefonaktiebolaget LM Ericsson, Class B(a)	1,137,168	12,830,461
SWITZERLAND 5.9%
Swiss Re AG(a)(b)	591,500	31,026,500
Swisscom AG(a)	40,130	18,012,063
TE Connectivity Ltd.(a)	621,343	19,025,523
UBS AG, Registered Shares(a)(b)	975,930	14,133,031
Total		82,197,117
UNITED KINGDOM 16.0%
AstraZeneca PLC(a)	579,085	27,448,841
Barclays PLC(a)	4,818,407	13,355,589
BP PLC(a)	3,293,270	21,514,839
GlaxoSmithKline PLC(a)	1,470,148	31,274,972
HSBC Holdings PLC(a)	983,039	8,562,888
ITV PLC(a)(b)	16,612,376	16,517,210
J Sainsbury PLC(a)	4,965,329	24,172,598
Kingfisher PLC(a)	5,003,400	19,208,578
Marks & Spencer Group PLC(a)	4,290,980	22,442,998
Vodafone Group PLC(a)	5,952,690	15,557,435
Wm Morrison Supermarkets PLC(a)	5,331,065	25,009,825
Total		225,065,773
Total Common Stocks (Cost: $1,715,126,167)		$1,387,825,350

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Money Market Fund 0.2%
Columbia Short-Term Cash Fund, 0.139%(c)(d)	3,360,438	$3,360,438
Total Money Market Fund (Cost: $3,360,438)		$3,360,438
Total Investments (Cost: $1,718,486,605)		$1,391,185,788
Other Assets & Liabilities, Net		11,980,907
Net Assets		$1,403,166,695

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets	Value
Automobiles	2.9%	$40,324,673
Capital Markets	1.6	22,181,892
Commercial Banks	8.0	112,056,736
Commercial Services & Supplies	1.2	16,282,325
Communications Equipment	2.5	34,984,984

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets	Value
Construction Materials	2.4%	$33,325,479
Diversified Telecommunication Services	18.8	263,686,037
Electric Utilities	2.3	32,812,943
Electronic Equipment, Instruments & Components	3.5	48,830,867
Food & Staples Retailing	8.7	122,998,242
Food Products	2.5	35,288,091
Household Durables	1.4	19,716,734
Insurance	7.7	108,142,606
Media	1.2	16,517,210
Multiline Retail	1.6	22,442,998
Office Electronics	1.4	20,073,974
Oil, Gas & Consumable Fuels	9.4	132,405,954
Pharmaceuticals	13.5	188,972,925
Semiconductors & Semiconductor Equipment	2.1	29,603,249
Specialty Retail	1.4	19,208,578
Tobacco	1.6	23,283,737
Wireless Telecommunication Services	3.2	44,685,116
Other(1)	0.2	3,360,438
Total		$1,391,185,788

(1)  Cash & Cash Equivalents.

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,387,825,350 or 98.91% of net assets.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$39,090,117	$(35,729,679)	$—	$3,360,438	$1,448	$3,360,438
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$118,210,194	$—	$118,210,194
Consumer Staples	—	181,570,070	—	181,570,070
Energy	23,445,150	108,960,803	—	132,405,953
Financials	—	242,381,234	—	242,381,234
Health Care	—	188,972,925	—	188,972,925
Industrials	—	16,282,325	—	16,282,325
Information Technology	19,025,523	114,467,551	—	133,493,074
Materials	14,368,466	18,957,013	—	33,325,479
Telecommunication Services	49,079,878	259,291,275	—	308,371,153
Utilities	32,812,943	—	—	32,812,943
Total Equity Securities	138,731,960	1,249,093,390	—	1,387,825,350
Other
Affiliated Money Market Fund(c)	3,360,438	—	—	3,360,438
Total	$142,092,398	$1,249,093,390	$—	$1,391,185,788

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Statement of Assets and Liabilities – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,715,126,167)	$1,387,825,350
Affiliated issuers (identified cost $3,360,438)	3,360,438
Total investments (identified cost $1,718,486,605)	1,391,185,788
Foreign currency (identified cost $835,152)	835,349
Receivable for:
Dividends	11,617,513
Reclaims	54,684
Total assets	1,403,693,334
Liabilities
Disbursements in excess of cash	261,454
Payable for:
Investment management fees	30,535
Administration fees	1,899
Other expenses	232,751
Total liabilities	526,639
Net assets	$1,403,166,695

The Accompanying Notes to Financial Statements are an integral part of this statement.

24

Statement of Operations – Columbia International Value Master Portfolio

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$51,916,612
Interest	540
Dividends from affiliates	1,448
Foreign taxes withheld	(7,980,041)
Total income	43,938,559
Expenses:
Investment management fees	6,824,344
Administration fees	372,014
Compensation of board members	15,730
Pricing and bookkeeping fees	67,228
Custodian fees	224,512
Professional fees	37,400
Line of credit interest expense	26,722
Other	23,119
Total expenses	7,591,069
Net investment income	36,347,490
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(38,685,233)
Foreign currency transactions	499,294
Net realized loss	(38,185,939)
Net change in unrealized appreciation (depreciation) on:
Investments	(230,448,921)
Foreign currency translations	(37,321)
Net change in unrealized depreciation	(230,486,242)
Net realized and unrealized loss	(268,672,181)
Net decrease in net assets from operations	$(232,324,691)

The Accompanying Notes to Financial Statements are an integral part of this statement.

25

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

	Six months August 31, 2011 (Unaudited)	ended Year ended February 28, 2011
Operations
Net investment income	$36,347,490	$41,552,435
Net realized loss	(38,185,939)	(91,159,555)
Net change in unrealized appreciation (depreciation)	(230,486,242)	326,490,584
Net increase (decrease) in net assets resulting from operations	(232,324,691)	276,883,464
Contributions and withdrawals from partners:
Contributions	173,696,617	465,537,680
Withdrawals	(516,609,646)	(660,383,240)
Net contributions (withdrawals) from partners	(342,913,029)	(194,845,560)
Total increase (decrease) in net assets	(575,237,720)	82,037,904
Net assets at beginning of period	1,978,404,415	1,896,366,511
Net assets at end of period	$1,403,166,695	$1,978,404,415

The Accompanying Notes to Financial Statements are an integral part of this statement.

26

Financial Highlights – Columbia International Value Master Portfolio

The following table shows certain financial information for evaluating the Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Total return	(13.19%)		16.11%		46.24%		(42.12%)		(6.79%)		20.95%		24.88%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expenses)	0.88	%(c)(d)	0.86	%(d)	0.87	%(d)	0.84	%(d)	0.81	%(c)(d)	0.80	%(d)	0.80	%(d)
Net expenses prior to fees waived or expenses reimbursed (including interest expenses)	0.88	%(c)(d)	0.86	%(d)(e)	0.87	%(d)(e)	0.84	%(d)(e)	0.81	%(c)(d)(e)	0.80	%(d)(e)	0.80	%(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expenses)	0.88	%(c)	0.86%		0.87%		0.84%		0.81	%(c)	0.80%		0.80%
Net expenses prior to fees waived or expenses reimbursed (excluding interest expenses)	0.88	%(c)	0.86	%(e)	0.87	%(e)	0.84	%(e)	0.81	%(c)(e)	0.80	%(e)	0.80	%(e)
Net investment income	4.21	%(c)	2.21	%(e)	3.08	%(e)	3.58	%(e)	3.27	%(c)(e)	1.66	%(e)	1.88	%(e)
Supplemental data
Portfolio turnover rate	10%		7%		22%		5%		24%		19%		20%
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

27

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2011:

Columbia International Value Fund (the Feeder Fund)	90.7%
Columbia Management Private Funds VII, LLC—International Value Fund	9.3%

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

28

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Master Portfolio, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment

29

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.85% to 0.66% as the Master Portfolio's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.79% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Brandes Investment Partners, L.P. (Brandes) to subadvise the assets of the Master Portfolio. The Investment Manager compensates Brandes to manage the investments of the Master Portfolio's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Master Portfolio Administrator. The Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to the annual rate of 0.05% of the Master Portfolio's average daily net assets, less the fees that were payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.05% of the Master Portfolio's average daily net assets.

Pricing and Bookkeeping Fees

Prior to August 8, 2011, the Master Portfolio had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Master Portfolio. The Master Portfolio also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimbursed State Street for certain out-of-pocket expenses and charges. Effective August 8, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board member are compensated for their services to the Master Portfolio as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Master Portfolio as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Master Portfolio or certain other funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations. The Master Portfolio does not bear any of the expenses associated with the Chief Compliance Officer.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Master Portfolio or the Board including: Master Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Master Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Master Portfolio and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $1,142.

Expense Limits and Fee Waivers

The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waive/expenses reimbursed and any balance credits and/or overdraft credits from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

30

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Note 4. Federal Tax Information

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,718,487,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$128,197,000
Unrealized depreciation	(455,498,000)
Net unrealized depreciation	$(327,301,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $176,820,880 and $477,553,200, respectively, for the six months ended August 31, 2011.

Note 6. Custody Credits

Prior to August 8, 2011, the Master Portfolio had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Master Portfolio may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through August 8, 2011, there were no credits.

Note 7. Affiliated Money Market Fund

Effective August 8, 2011, the Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Master Portfolio and other affiliated Funds. The income earned by the Master Portfolio from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on August 8, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through August 5, 2011, the Master Portfolio and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Master Portfolio also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended August 31, 2011, the average daily loan balance outstanding on days when borrowing existed was $11,237,097 at a weighted average interest rate of 1.395%.

31

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

32

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

33

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia International Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia International Value Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 C (10/11)

Columbia Large Cap Core Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	18

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Large Cap Core Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	W	Z
Inception	08/02/99		08/02/99		08/02/99		09/27/10	09/27/10	10/02/98
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–8.07	–13.37	–8.45	–13.03	–8.45	–9.37	–7.96	–8.14	–8.06
1-year	17.18	10.43	16.30	11.30	16.30	15.30	n/a	n/a	17.40
5-year	0.66	–0.52	–0.10	–0.47	–0.10	–0.10	n/a	n/a	0.89
10-year/Life	1.85	1.25	1.07	1.07	1.07	1.07	7.68	7.27	2.08

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I shares, Class W shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/10

–8.07%

Class A shares (without sales charge)

–7.23%

S&P 500 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	12.62
Class B	12.13
Class C	12.13
Class I	12.59
Class W	12.61
Class Z	12.58

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.00	*
Class I	0.01
Class W	0.00	*
Class Z	0.01

*Rounds to less than $0.01.

Sector Breakdown2

as of 08/31/11 (%)
Consumer Discretionary	9.6
Consumer Staples	9.6
Energy	13.0
Financials	13.9
Health Care	14.8
Industrials	10.2
Information Technology	19.5
Materials	3.7
Telecommunication Services	2.0
Utilities	2.0
Other[3]	1.7

2Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

3Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Large Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	919.30	1,019.30	5.60	5.89	1.16
Class B	1,000.00	1,000.00	915.50	1,015.53	9.20	9.68	1.91
Class C	1,000.00	1,000.00	915.50	1,015.48	9.24	9.73	1.92
Class I	1,000.00	1,000.00	920.40	1,021.03	3.67	3.86	0.76
Class W	1,000.00	1,000.00	918.60	1,019.09	5.55	5.84	1.15
Class Z	1,000.00	1,000.00	919.40	1,020.56	4.39	4.62	0.91

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.1%
CONSUMER DISCRETIONARY 9.6%
Automobiles 0.4%
General Motors Co.(a)	225,080	$5,408,672
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.(b)	184,190	8,859,539
Internet & Catalog Retail 2.1%
Expedia, Inc.(b)	367,249	11,131,317
Liberty Media Corp. – Interactive, Class A(a)	565,250	8,942,255
priceline.com, Inc.(a)	11,300	6,071,038
Total		26,144,610
Media 4.2%
Comcast Corp., Class A	1,008,040	21,682,940
DISH Network Corp., Class A(a)	382,650	9,512,679
Viacom, Inc., Class B	406,199	19,595,040
Total		50,790,659
Multiline Retail 1.3%
Macy's, Inc.	611,930	15,879,584
Specialty Retail 0.9%
Limited Brands, Inc.	275,193	10,385,784
TOTAL CONSUMER DISCRETIONARY		$117,468,848
CONSUMER STAPLES 9.6%
Beverages 1.9%
PepsiCo, Inc.	359,993	23,194,349
Food & Staples Retailing 1.0%
Safeway, Inc.(b)	647,720	11,872,708
Food Products 2.4%
Hershey Co. (The)(b)	191,140	11,210,361
Kellogg Co.	340,110	18,474,775
Total		29,685,136
Household Products 1.5%
Kimberly-Clark Corp.	270,050	18,676,658
Tobacco 2.8%
Lorillard, Inc.	123,554	13,766,387
Philip Morris International, Inc.	294,047	20,383,338
Total		34,149,725
TOTAL CONSUMER STAPLES		$117,578,576
ENERGY 13.0%
Energy Equipment & Services 3.6%
Halliburton Co.	419,960	18,633,625
National Oilwell Varco, Inc.	166,266	10,993,508
Schlumberger Ltd.(c)	187,390	14,638,907
Total		44,266,040
Oil, Gas & Consumable Fuels 9.4%
Apache Corp.	117,120	12,071,558
Chesapeake Energy Corp.	255,375	8,271,596
Chevron Corp.	431,945	42,723,680
Continental Resources, Inc.(a)(b)	143,640	8,028,040
Exxon Mobil Corp.	352,300	26,084,292
Occidental Petroleum Corp.	202,052	17,525,991
Total		114,705,157
TOTAL ENERGY		$158,971,197

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 13.8%
Capital Markets 3.6%
BlackRock, Inc.	71,470	$11,774,682
Goldman Sachs Group, Inc. (The)	188,648	21,924,671
T Rowe Price Group, Inc.	205,640	10,997,627
Total		44,696,980
Commercial Banks 3.0%
PNC Financial Services Group, Inc.	319,994	16,044,499
Wells Fargo & Co.	785,790	20,509,119
Total		36,553,618
Diversified Financial Services 5.1%
Citigroup, Inc.	502,169	15,592,347
IntercontinentalExchange, Inc.(a)	97,605	11,512,510
JPMorgan Chase & Co.	926,500	34,799,340
Total		61,904,197
Insurance 2.1%
Berkshire Hathaway, Inc., Class B(a)	259,560	18,947,880
Hartford Financial Services Group, Inc.	359,580	6,882,361
Total		25,830,241
TOTAL FINANCIALS		$168,985,036
HEALTH CARE 14.7%
Biotechnology 1.1%
Gilead Sciences, Inc.(a)	344,000	13,720,440
Health Care Equipment & Supplies 3.6%
Covidien PLC(c)	354,150	18,479,547
St. Jude Medical, Inc.	325,500	14,823,270
Zimmer Holdings, Inc.(a)	180,360	10,260,680
Total		43,563,497
Health Care Providers & Services 3.1%
CIGNA Corp.	231,700	10,829,658
McKesson Corp.	191,300	15,290,609
Medco Health Solutions, Inc.(a)	229,880	12,445,703
Total		38,565,970
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.(a)	220,270	12,099,431
Pharmaceuticals 5.9%
Allergan, Inc.	124,980	10,224,614
Bristol-Myers Squibb Co.	304,040	9,045,190
Johnson & Johnson	423,090	27,839,322
Merck & Co., Inc.	752,900	24,936,048
Total		72,045,174
TOTAL HEALTH CARE		$179,994,512
INDUSTRIALS 10.2%
Aerospace & Defense 4.1%
Boeing Co. (The)	290,890	19,448,905
Goodrich Corp.	117,740	10,500,053
United Technologies Corp.	273,124	20,279,457
Total		50,228,415
Construction & Engineering 0.6%
KBR, Inc.	217,314	6,530,286

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 3.5%
General Electric Co.	1,157,600	$18,880,456
Tyco International Ltd.(c)	576,910	23,987,918
Total		42,868,374
Machinery 1.3%
Dover Corp.	273,660	15,740,923
Road & Rail 0.7%
JB Hunt Transport Services, Inc.(b)	214,810	8,633,214
TOTAL INDUSTRIALS		$124,001,212
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	351,380	18,082,015
Computers & Peripherals 7.1%
Apple, Inc.(a)	118,548	45,620,827
EMC Corp.(a)	773,145	17,465,346
NCR Corp.(a)	661,510	11,397,817
NetApp, Inc.(a)	320,860	12,070,753
Total		86,554,743
Internet Software & Services 1.7%
Google, Inc., Class A(a)	38,452	20,800,994
IT Services 2.7%
Accenture PLC, Class A(c)	170,930	9,160,138
Teradata Corp.(a)	129,136	6,761,561
Visa, Inc., Class A	189,810	16,680,503
Total		32,602,202
Semiconductors & Semiconductor Equipment 1.3%
Analog Devices, Inc.	263,930	8,714,969
Broadcom Corp., Class A(a)	218,490	7,789,168
Total		16,504,137
Software 5.2%
Intuit, Inc.(a)	194,170	9,578,406
Microsoft Corp.	836,630	22,254,358
Oracle Corp.	728,340	20,444,504
Symantec Corp.(a)	677,180	11,613,637
Total		63,890,905
TOTAL INFORMATION TECHNOLOGY		$238,434,996
MATERIALS 3.7%
Chemicals 3.3%
Air Products & Chemicals, Inc.	147,350	12,063,544
Celanese Corp., Class A	106,836	5,022,360
Dow Chemical Co. (The)	397,510	11,309,160
PPG Industries, Inc.	154,350	11,821,667
Total		40,216,731
Metals & Mining 0.4%
Allegheny Technologies, Inc.	102,960	5,160,355
TOTAL MATERIALS		$45,377,086
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	465,990	16,854,858

Issuer	Shares	Value
Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.6%
MetroPCS Communications, Inc.(a)	677,010	$7,555,432
TOTAL TELECOMMUNICATION SERVICES		$24,410,290
UTILITIES 2.0%
Electric Utilities 0.7%
American Electric Power Co., Inc.	226,400	8,745,832
Multi-Utilities 1.3%
Sempra Energy	288,530	15,153,596
TOTAL UTILITIES		$23,899,428
Total Common Stocks (Cost: $1,124,805,891)		$1,199,121,181
	Shares	Value
Money Market Fund 1.7%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	20,804,339	$20,804,339
Total Money Market Fund (Cost: $20,804,339)		$20,804,339

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 0.7%
Certificates of Deposit 0.4%
N.V. Bank Nederlandse Gemeenten 09/28/11	0.260%	$2,000,000	$2,000,000
Pohjola Bank PLC 09/28/11	0.300%	2,500,000	2,500,000
Total			4,500,000
Repurchase Agreements 0.3%
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $4,088,956(f)	0.080%	4,088,947	4,088,947
Total			4,088,947
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,588,947)			$8,588,947
Total Investments (Cost: $1,154,199,177)			$1,228,514,467
Other Assets & Liabilities, Net			(6,481,387)
Net Assets			$1,222,033,080

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2011, security was partially or fully on loan.

(c)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $66,266,510 or 5.42% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$89,756,479	$(68,952,140)	$—	$20,804,339	$4,833	$20,804,339

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$2,957,010
Freddie Mac Gold Pool	1,174,371
Freddie Mac Non Gold Pool	39,345
Total Market Value of Collateral Securities	$4,170,726
Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$117,468,848	$—	$—	$117,468,848
Consumer Staples	117,578,576	—	—	117,578,576
Energy	158,971,197	—	—	158,971,197
Financials	168,985,036	—	—	168,985,036
Health Care	179,994,512	—	—	179,994,512
Industrials	124,001,212	—	—	124,001,212
Information Technology	238,434,996	—	—	238,434,996
Materials	45,377,086	—	—	45,377,086
Telecommunication Services	24,410,290	—	—	24,410,290
Utilities	23,899,428	—	—	23,899,428
Total Equity Securities	1,199,121,181	—	—	1,199,121,181
Other
Affiliated Money Market Fund(c)	20,804,339	—	—	20,804,339
Investments of Cash Collateral Received for Securities on Loan	—	8,588,947	—	8,588,947
Total Other	20,804,339	8,588,947	—	29,393,286
Total	$1,219,925,520	$8,588,947	$—	$1,228,514,467

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,124,805,891)	$1,199,121,181
Affiliated issuers (identified cost $20,804,339)	20,804,339
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $4,500,000)	4,500,000
Repurchase agreements (identified cost $4,088,947)	4,088,947
Total investments (identified cost $1,154,199,177)	1,228,514,467
Receivable for:
Capital shares sold	608,275
Investments sold	10,605,261
Dividends	2,932,782
Interest	2,720
Reclaims	8,951
Expense reimbursement due from Investment Manager	1,811
Trustees' deffered compensation plan	11,827
Total assets	1,242,686,094
Liabilities
Due upon return of securities on loan	8,588,947
Payable for:
Investments purchased	11,207,857
Capital shares purchased	361,383
Investment management fees	22,490
Distribution and service fees	876
Transfer agent fees	259,054
Administration fees	1,870
Other expenses	198,710
Trustees' deffered compensation plan	11,827
Total liabilities	20,653,014
Net assets applicable to outstanding capital stock	$1,222,033,080
*Value of securities on loan	$8,436,716

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia Large Cap Core Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,206,720,194
Undistributed net investment income	5,209,664
Accumulated net realized loss	(64,211,720)
Unrealized appreciation (depreciation) on:
Investments	74,315,290
Foreign currency translations	(348)
Total — representing net assets applicable to outstanding capital stock	$1,222,033,080
Net assets applicable to outstanding shares
Class A	$114,681,556
Class B	$986,744
Class C	$2,416,443
Class I	$187,786,674
Class W	$2,673
Class Z	$916,158,990
Shares outstanding
Class A	9,089,889
Class B	81,333
Class C	199,278
Class I	14,910,229
Class W	212
Class Z	72,807,740
Net asset value per share
Class A(a)	$12.62
Class B	$12.13
Class C	$12.13
Class I	$12.59
Class W	$12.61
Class Z	$12.58

(a)  The maximum offering price per share for Class A is $13.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia Large Cap Core Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$11,331,478
Interest	1,625
Dividends from affiliates	4,833
Income from securities lending — net	6,042
Foreign taxes withheld	(65,209)
Total income	11,278,769
Expenses:
Investment management fees	4,407,664
Distribution fees
Class B	4,963
Class C	10,128
Service fees
Class B	1,655
Class C	3,377
Class W	3
Distribution and service fees — Class A	157,374
Transfer agent fees
Class A	118,284
Class B	1,269
Class C	2,557
Class W	3
Class Z	964,905
Administration fees	320,880
Compensation of board members	14,694
Pricing and bookkeeping fees	48,189
Custodian fees	14,926
Printing and postage fees	52,627
Registration fees	35,915
Professional fees	46,046
Chief compliance officer expenses	310
Other	16,477
Total expenses	6,222,246
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(193,575)
Earnings credits on cash balances	(2)
Total net expenses	6,028,669
Net investment income	5,250,100
Realized and unrealized gain (loss) — net
Net realized gain on investments	54,943,364
Net change in unrealized appreciation (depreciation) on:
Investments	(164,656,349)
Foreign currency translations	164
Net change in unrealized depreciation	(164,656,185)
Net realized and unrealized loss	(109,712,821)
Net decrease in net assets from operations	$(104,462,721)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia Large Cap Core Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment income	$5,250,100	$6,829,390
Net realized gain	54,943,364	118,395,596
Net change in unrealized appreciation (depreciation)	(164,656,185)	86,340,195
Net change in net assets resulting from operations	(104,462,721)	211,565,181
Distributions to shareholders from:
Net investment income
Class A	(17,507)	(597,562)
Class I	(127,709)	(35,165)
Class W	(1)	(10)
Class Z	(554,485)	(7,052,482)
Total distributions to shareholders	(699,702)	(7,685,219)
Increase (decrease) in net assets from share transactions	82,825,493	(85,011,943)
Proceeds from regulatory settlement (Note 6)	64,591
Total increase (decrease) in net assets	(22,272,339)	118,868,019
Net assets at beginning of period	1,244,305,419	1,125,437,400
Net assets at end of period	$1,222,033,080	$1,244,305,419
Undistributed net investment income	$5,209,664	$659,266

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia Large Cap Core Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	325,051	4,085,238	819,382	9,808,839
Fund merger	34,275	460,907	—	—
Distributions reinvested	261	3,448	18,628	226,052
Redemptions	(739,995)	(9,921,671)	(2,833,331)	(34,605,798)
Net decrease	(380,408)	(5,372,078)	(1,995,321)	(24,570,907)
Class B shares
Subscriptions	2,966	39,226	19,342	224,627
Redemptions	(46,389)	(597,502)	(137,222)	(1,629,043)
Net decrease	(43,423)	(558,276)	(117,880)	(1,404,416)
Class C shares
Subscriptions	8,431	110,529	17,206	201,746
Fund merger	14,642	190,045	—	—
Redemptions	(20,960)	(267,030)	(40,442)	(466,541)
Net increase (decrease)	2,113	33,544	(23,236)	(264,795)
Class I shares
Subscriptions	5,495,118	74,693,234	10,132,687	135,559,701
Distributions reinvested	9,689	127,706	2,718	35,146
Redemptions	(506,318)	(6,853,132)	(223,665)	(2,971,154)
Net increase	4,998,489	67,967,808	9,911,740	132,623,693
Class W shares
Subscriptions	—	—	224	2,650
Redemptions	—	—	(12)	(153)
Net increase	—	—	212	2,497
Class Z shares
Subscriptions	1,810,809	24,395,507	7,245,250	84,819,566
Fund merger	7,530,591	100,981,718	—	—
Distributions reinvested	18,531	244,243	209,444	2,653,077
Redemptions	(7,717,255)	(104,866,973)	(22,661,724)	(278,870,658)
Net increase (decrease)	1,642,676	20,754,495	(15,207,030)	(191,398,015)
Total net increase (decrease)	6,219,447	82,825,493	(7,431,515)	(85,011,943)

(a)  Class W for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Large Cap Core Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28						Year ended Feb. 29		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007(a)		2006(a)
Class A
Per share data
Net asset value, beginning of period	$13.73		$11.48		$7.95		$13.66		$14.86		$13.35		$12.00
Income from investment operations:
Net investment income	0.04		0.05		0.08		0.13		0.11		0.14		0.11
Net realized and unrealized gain (loss) on investments	(1.15)		2.26		3.57		(5.49)		(0.41)		1.46		1.35
Total from investment operations	(1.11)		2.31		3.65		(5.36)		(0.30)		1.60		1.46
Less distributions to shareholders from:
Net investment income	0.00	(d)	(0.06)		(0.12)		(0.10)		(0.14)		(0.09)		(0.11)
Net realized gains	—		—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	0.00	(d)	(0.06)		(0.12)		(0.35)		(0.90)		(0.09)		(0.11)
Proceeds from regulatory settlement	0.00	(d)	—		0.00	(d)	—		—		—		—
Net asset value, end of period	$12.62		$13.73		$11.48		$7.95		$13.66		$14.86		$13.35
Total return	(8.07%)		20.16%		45.99%		(40.12%)		(2.69%)		12.00%		12.19%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.19	%(g)	1.20	%(h)	1.18	%(h)	1.15	%(h)	1.07	%(g)(h)	1.05	%(h)	1.03%
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.16	%(g)	1.20	%(h)(j)	1.18	%(h)(j)	1.15	%(h)(j)	1.07	%(g)(h)(j)	1.05	%(h)(j)	0.97	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.19	%(g)	1.20%		1.18%		1.15%		1.07	%(g)	1.05%		1.03%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.16	%(g)	1.20	%(j)	1.18	%(j)	1.15	%(j)	1.07	%(g)(j)	1.05	%(j)	0.97	%(k)
Net investment income	0.56	%(g)	0.38	%(j)	0.78	%(j)	1.10	%(j)	0.81	%(g)(j)	0.98	%(j)	0.86%
Supplemental data
Net assets, end of period (in thousands)	$114,682		$130,039		$131,652		$95,714		$172,569		$194,203		$201,359
Portfolio turnover	103%		171%		165%		156	%(l)	0.00	%(l)(e)	148%		—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		98%		148%		106%
Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.03%.

(l)  Rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Large Cap Core Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28						Year ended Feb. 29		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007		2006(a)
Class B
Per share data
Net asset value, beginning of period	$13.25		$11.11		$7.71		$13.23		$14.39		$12.95		$11.65
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.00	(d)	0.03		0.00	(d)	0.03		0.01
Net realized and unrealized gain (loss) on investments	(1.11)		2.18		3.44		(5.28)		(0.40)		1.41		1.31
Total from investment operations	(1.12)		2.14		3.44		(5.25)		(0.40)		1.44		1.32
Less distributions to shareholders from:
Net investment income	—		—		(0.04)		(0.02)		(0.00	)(d)	—		(0.02)
Net realized gains	—		—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	—		—		(0.04)		(0.27)		(0.76)		—		(0.02)
Proceeds from regulatory settlement	0.00	(d)	—		0.00	(d)	—		—		—		—
Net asset value, end of period	$12.13		$13.25		$11.11		$7.71		$13.23		$14.39		$12.95
Total return	(8.45%)		19.26%		44.74%		(40.51%)		(3.34%)		11.12%		11.33%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.95	%(g)	1.95	%(h)	1.93	%(h)	1.90	%(h)	1.82	%(g)(h)	1.80	%(h)	1.78%
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.91	%(g)	1.95	%(h)(j)	1.93	%(h)(j)	1.90	%(h)(j)	1.82	%(g)(h)(j)	1.80	%(h)(j)	1.72	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.95	%(g)	1.95%		1.93%		1.90%		1.82	%(g)	1.80%		1.78%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.91	%(g)	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(g)(j)	1.80	%(j)	1.72	%(k)
Net investment income (loss)	(0.22	%)(g)	(0.36	%)(j)	0.04	%(j)	0.28	%(j)	0.03	%(g)(j)	0.21	%(j)	0.11%
Supplemental data
Net assets, end of period (in thousands)	$987		$1,653		$2,696		$3,300		$13,247		$25,523		$31,542
Portfolio turnover	103%		171%		165%		156%		0.00	%(l)(e)	—		—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		98%		148%		106%
Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.78%.

(l)  Rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Large Cap Core Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28						Year ended Feb. 29		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007		2006(a)
Class C
Per share data
Net asset value, beginning of period	$13.25		$11.11		$7.70		$13.23		$14.39		$12.94		$11.64
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.00	(d)	0.04		0.01		0.03		0.01
Net realized and unrealized gain (loss) on investments	(1.11)		2.18		3.45		(5.30)		(0.41)		1.42		1.31
Total from investment operations	(1.12)		2.14		3.45		(5.26)		(0.40)		1.45		1.32
Less distributions to shareholders from:
Net investment income	—		—		(0.04)		(0.02)		(0.00	)(d)	—		(0.02)
Net realized gains	—		—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	—		—		(0.04)		(0.27)		(0.76)		—		(0.02)
Proceeds from regulatory settlement	0.00	(d)	—		0.00	(d)	—		—		—		—
Net asset value, end of period	$12.13		$13.25		$11.11		$7.70		$13.23		$14.39		$12.94
Total return	(8.45%)		19.26%		44.93%		(40.58%)		(3.34%)		11.21%		11.34%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.95	%(g)	1.95	%(h)	1.93	%(h)(j)	1.90	%(h)(j)	1.82	%(g)(h)(j)	1.80	%(h)(j)	1.78%
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.92	%(g)	1.95	%(h)(j)	1.93	%(h)(j)	1.90	%(h)(j)	1.82	%(g)(h)(j)	1.80	%(h)(j)	1.72	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.95	%(g)	1.95%		1.93%		1.90%		1.82	%(g)	1.80%		1.78%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.92	%(g)	1.95	%(h)	1.93	%(h)	1.90	%(h)	1.82	%(g)(h)	1.80	%(h)	1.72	%(k)
Net investment income (loss)	(0.19	%)(g)	(0.36	%)(h)	0.03	%(h)	0.39	%(h)	0.04	%(g)(h)	0.21	%(h)	0.11%
Supplemental data
Net assets, end of period (in thousands)	$2,416		$2,612		$2,449		$1,559		$2,168		$11,413		$14,026
Portfolio turnover	103%		171%		165%		156%		0.00	%(l)(e)	—		—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		98%		148%		106%
Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.
(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(j)  Includes interest expense which rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.78%.

(l)  Rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Large Cap Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$13.69		$11.78
Income from investment operations:
Net investment income	0.07		0.04
Net realized and unrealized gain (loss) on investments	(1.16)		1.96
Total from investment operations	(1.09)		2.00
Less distributions to shareholders from:
Net investment income	(0.01)		(0.09)
Total distributions to shareholders	(0.01)		(0.09)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$12.59		$13.69
Total return	(7.96%)		16.99%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.76	%(e)	0.79	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)	0.76	%(e)	0.79	%(e)(f)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.76	%(e)	0.79	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)	0.76	%(e)	0.79	%(e)(g)
Net investment income	1.02	%(e)	0.64	%(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$187,787		$135,677
Portfolio turnover	103%		171%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Large Cap Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$13.73		$11.80
Income from investment operations:
Net investment income	0.04		0.03
Net realized and unrealized gain on investments	(1.16)		1.95
Total from investment operations	(1.12)		1.98
Less distributions to shareholders from:
Net investment income	0.00	(g)	(0.05)
Total distributions to shareholders	0.00	(g)	(0.05)
Proceeds from regulatory settlement	0.00	(g)	—
Net asset value, end of period	$12.61		$13.73
Total return	(8.14%)		16.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.19	%(c)	1.16	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.15	%(c)	1.16	%(c)(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.19	%(c)	1.16	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.15	%(c)	1.16	%(c)(e)
Net investment income	0.61	%(c)	0.50	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	103%		171%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  Rounds to less than $0.01.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Large Cap Core Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28						Year ended Feb. 29		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007		2006(a)
Class Z
Per share data
Net asset value, beginning of period	$13.69		$11.45		$7.93		$13.66		$14.88		$13.39		$12.03
Income from investment operations:
Net investment income	0.05		0.08		0.11		0.16		0.15		0.17		0.14
Net realized and unrealized gain (loss) on investments	(1.15)		2.25		3.55		(5.48)		(0.41)		1.47		1.36
Total from investment operations	(1.10)		2.33		3.66		(5.32)		(0.26)		1.64		1.50
Less distributions to shareholders from:
Net investment income	(0.01)		(0.09)		(0.14)		(0.16)		(0.20)		(0.15)		(0.14)
Net realized gains	—		—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	(0.01)		(0.09)		(0.14)		(0.41)		(0.96)		(0.15)		(0.14)
Proceeds from regulatory settlement	0.00	(d)	—		0.00	(d)	—		—		—		—
Net asset value, end of period	$12.58		$13.69		$11.45		$7.93		$13.66		$14.88		$13.39
Total return	(8.06%)		20.40%		46.30%		(39.95%)		(2.43%)		12.28%		12.50%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.95	%(g)	0.95	%(h)	0.93	%(h)	0.90	%(h)	0.82	%(g)(h)	0.80	%(g)	0.78%
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	0.91	%(g)	0.95	%(h)(i)	0.93	%(h)(j)	0.90	%(h)(j)	0.82	%(g)(h)(j)	0.80	%(g)(j)	0.72	%(m)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.95	%(g)	0.95%		0.93%		0.90%		0.82	%(g)	0.80%		0.78%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	0.91	%(g)	0.95	%(i)	0.93	%(k)	0.90	%(k)	0.82	%(g)(k)	0.80	%(k)	0.72	%(m)
Net investment income	0.80	%(g)	0.64	%(i)	1.03	%(k)	1.35	%(k)	1.06	%(g)(k)	1.23	%(k)	1.11%
Supplemental data
Net assets, end of period (in thousands)	$916,159		$974,320		$988,640		$712,304		$1,285,598		$1,466,653		$1,347,623
Portfolio turnover	103%		171%		165%		156%		0.00	%(l)(e)	—		—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		98%		148%		106%
Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.78%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Large Cap Core Fund
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Cap Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to

18

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

19

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

20

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.67% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $1,549.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

21

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and 0.25% of the average daily net assets attributable to Class W shares of the Fund.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,109 for Class A, $356 for Class B and $291 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below ), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the

22

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

following annual rates as a percentage of the class' average daily net assets:

Class A	1.16%
Class B	1.91
Class C	1.91
Class I	0.81
Class W	1.16
Class Z	0.91

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,154,199,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$120,850,000
Unrealized depreciation	(46,535,000)
Net unrealized appreciation	$74,315,000

For federal income tax purposes, the Fund had a capital loss carry-over of $117,947,530 at February 28, 2011, that if not offset by capital gains will expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,332,974,121 and $1,337,486,804, respectively, for the six months ended August 31, 2011.

Transactions to realign the Fund's portfolio following the merger as described in Note 11 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $33,319,574 and $33,532,818, respectively.

Note 6. Regulatory Settlements

During the six months ended August 31, 2011, the Fund received payments of $64,591 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

23

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

Note 7. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $8,436,716 were on loan, secured by cash collateral of $8,588,947 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through June 27, 2011, these credits reduced total expenses by $2.

Note 9. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2011 one shareholder account owned 47.9% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

24

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended August 31, 2011.

Note 12. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Blended Equity Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,320,015,932 and the combined net assets immediately after the acquisition were $1,421,860,429.

The merger was accomplished by a tax-free exchange of 7,579,508 shares of Columbia Blended Equity Fund valued at $101,844,497 (including $34,347,901 of unrealized appreciation).

In exchange for Columbia Blended Equity Fund shares, the Fund issued the following number of shares:

Shares
Class A	34,275
Class C	14,642
Class Z	7,530,591

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Blended Equity Fund's cost of investments was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Blended Equity Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended August 31, 2011 would have been approximately $5.3, $60.5, ($171.9) and ($106.1) million, respectively.

Note 13. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 14. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 15. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those

25

Columbia Large Cap Core Fund, August 31, 2011 (Unaudited)

funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Core Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Large Cap Core Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1240 C (10/11)

Columbia Large Cap Value Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Large Cap Value Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R
Inception	12/06/89		06/07/93		06/17/92		09/27/10	01/23/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.79	–16.85	–12.12	–16.51	–12.12	–13.00	–11.57	–11.90
1-year	11.97	5.54	11.17	6.17	11.17	10.17	n/a	11.70
5-year	–2.12	–3.27	–2.85	–3.18	–2.85	–2.85	n/a	–2.34
10-year/Life	2.64	2.03	1.85	1.85	1.86	1.86	4.40	2.50

Average annual total return as of 08/31/11 (%)

Share class	W	Y	Z
Inception	09/27/10	07/15/09	9/19/89
Sales charge	without	without	without
6-month (cumulative)	–11.75	–11.59	–11.65
1-year	n/a	12.47	12.32
5-year	n/a	–1.77	–1.85
10-year/Life	3.95	2.93	2.89

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution and/or service (Rule 12b-1) fees. Class I, Class R, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares.

Class I and Class W shares were initially offered on September 27, 2010.

1The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–11.79%

Class A shares (without sales charge)

–9.45%

Russell 1000 Value Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	10.54
Class B	10.14
Class C	10.14
Class I	10.59
Class R	10.54
Class W	10.55
Class Y	10.58
Class Z	10.57

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.03
Class B	0.00	*
Class C	0.00	*
Class I	0.05
Class R	0.02
Class W	0.03
Class Y	0.05
Class Z	0.04

*  rounds to less than 0.01.

Portfolio Breakdown1

as of 08/31/11 (%)
Consumer Discretionary	8.1
Consumer Staples	6.5
Energy	15.3
Financials	19.7
Health Care	13.4
Industrials	14.2
Information Technology	11.5
Materials	5.2
Telecommunication Services	3.4
Utilities	0.9
Other[2]	1.8

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

2Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Large Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	882.10	1,019.81	5.06	5.43	1.07
Class B	1,000.00	1,000.00	878.80	1,016.03	8.60	9.22	1.82
Class C	1,000.00	1,000.00	878.80	1,016.03	8.60	9.22	1.82
Class I	1,000.00	1,000.00	884.30	1,021.63	3.36	3.61	0.71
Class R	1,000.00	1,000.00	881.00	1,018.55	6.24	6.70	1.32
Class W	1,000.00	1,000.00	882.50	1,020.47	4.45	4.77	0.94
Class Y	1,000.00	1,000.00	884.10	1,021.53	3.46	3.71	0.73
Class Z	1,000.00	1,000.00	883.50	1,021.07	3.88	4.17	0.82

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.9%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.9%
Johnson Controls, Inc.	431,889	$13,768,621
Automobiles 1.2%
Ford Motor Co.(a)	1,670,891	18,580,308
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.(b)	485,064	16,021,664
Household Durables 0.3%
Lennar Corp., Class A	249,004	3,660,359
Media 2.2%
Comcast Corp., Class A	369,767	7,953,688
Time Warner, Inc.	210,490	6,664,114
Viacom, Inc., Class B	254,068	12,256,240
Walt Disney Co. (The)	205,828	7,010,502
Total		33,884,544
Multiline Retail 1.3%
Kohl's Corp.	194,248	9,001,452
Target Corp.	223,856	11,566,640
Total		20,568,092
Specialty Retail 1.3%
Best Buy Co., Inc.	176,247	4,510,161
Home Depot, Inc.	449,857	15,016,226
Total		19,526,387
TOTAL CONSUMER DISCRETIONARY		$126,009,975
CONSUMER STAPLES 6.4%
Food & Staples Retailing 2.1%
CVS Caremark Corp.	450,537	16,178,784
Wal-Mart Stores, Inc.	319,040	16,976,118
Total		33,154,902
Tobacco 4.3%
Lorillard, Inc.	421,779	46,994,616
Philip Morris International, Inc.	281,913	19,542,209
Total		66,536,825
TOTAL CONSUMER STAPLES		$99,691,727
ENERGY 15.2%
Energy Equipment & Services 3.5%
Baker Hughes, Inc.	65,000	3,972,150
Halliburton Co.	665,653	29,535,023
National Oilwell Varco, Inc.	269,343	17,808,959
Schlumberger Ltd.(b)	39,464	3,082,928
Total		54,399,060
Oil, Gas & Consumable Fuels 11.7%
Alpha Natural Resources, Inc.(a)	180,824	5,979,850
Anadarko Petroleum Corp.	262,407	19,352,516
Apache Corp.	255,989	26,384,786
Chevron Corp.	548,874	54,289,128
Devon Energy Corp.	118,238	8,020,084
Exxon Mobil Corp.	594,999	44,053,726
Occidental Petroleum Corp.	262,265	22,748,866
Total		180,828,956
TOTAL ENERGY		$235,228,016

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 19.6%
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	177,921	$3,677,627
Goldman Sachs Group, Inc. (The)	251,000	29,171,220
Morgan Stanley	653,255	11,431,962
Total		44,280,809
Commercial Banks 3.2%
CIT Group, Inc.(a)	277,651	9,598,395
Wells Fargo & Co.	1,556,280	40,618,908
Total		50,217,303
Diversified Financial Services 7.8%
Bank of America Corp.	6,018,828	49,173,825
Citigroup, Inc.	433,089	13,447,413
JPMorgan Chase & Co.	1,530,243	57,475,927
Total		120,097,165
Insurance 5.7%
ACE Ltd.(b)	338,347	21,850,449
Everest Re Group Ltd.(b)	90,498	7,303,189
MetLife, Inc.	692,785	23,277,576
Travelers Companies, Inc. (The)	211,467	10,670,625
XL Group PLC(b)	1,218,711	25,361,376
Total		88,463,215
TOTAL FINANCIALS		$303,058,492
HEALTH CARE 13.3%
Biotechnology 1.1%
Gilead Sciences, Inc.(a)	409,330	16,326,127
Health Care Providers & Services 2.3%
HCA Holdings, Inc.(a)	231,571	4,638,367
UnitedHealth Group, Inc.	366,996	17,439,650
WellPoint, Inc.	210,171	13,303,824
Total		35,381,841
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.(a)	285,462	10,524,984
Thermo Fisher Scientific, Inc.(a)	434,940	23,891,254
Total		34,416,238
Pharmaceuticals 7.7%
Bristol-Myers Squibb Co.	637,583	18,968,094
Johnson & Johnson	239,955	15,789,039
Merck & Co., Inc.	524,702	17,378,130
Novartis AG, ADR(b)	286,364	16,740,840
Pfizer, Inc.	2,685,479	50,970,392
Total		119,846,495
TOTAL HEALTH CARE		$205,970,701
INDUSTRIALS 14.2%
Aerospace & Defense 4.1%
Boeing Co. (The)	256,936	17,178,741
Honeywell International, Inc.	281,280	13,447,997
Lockheed Martin Corp.	112,763	8,365,887
United Technologies Corp.	319,185	23,699,486
Total		62,692,111
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	327,042	22,039,360

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Airlines 0.7%
Delta Air Lines, Inc.(a)	298,359	$2,246,643
U.S. Airways Group, Inc.(a)(c)	254,702	1,423,784
United Continental Holdings, Inc.(a)	381,967	7,100,767
Total		10,771,194
Electrical Equipment 0.7%
ABB Ltd., ADR(a)(b)	515,515	10,965,004
Industrial Conglomerates 3.1%
General Electric Co.	828,556	13,513,748
Siemens AG, ADR(b)	193,405	19,959,396
Tyco International Ltd.(b)	328,761	13,669,883
Total		47,143,027
Machinery 3.9%
Caterpillar, Inc.	181,456	16,512,496
Deere & Co.	119,881	9,688,783
Eaton Corp.	282,518	12,134,148
Illinois Tool Works, Inc.	340,997	15,870,000
Parker Hannifin Corp.	93,118	6,837,655
Total		61,043,082
Road & Rail 0.3%
CSX Corp.	194,781	4,273,495
TOTAL INDUSTRIALS		$218,927,273
INFORMATION TECHNOLOGY 11.5%
Communications Equipment 0.5%
Nokia OYJ, ADR(b)(c)	1,276,533	8,220,873
Computers & Peripherals 0.1%
Apple, Inc.(a)	4,366	1,680,168
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.(b)	350,454	10,730,901
IT Services 3.5%
Accenture PLC, Class A(b)	236,025	12,648,580
International Business Machines Corp.	131,714	22,642,954
Mastercard, Inc., Class A	54,451	17,953,039
Total		53,244,573
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	966,324	19,452,102
LSI Corp.(a)	1,809,063	12,319,719
Microchip Technology, Inc.(c)	158,356	5,197,244
Total		36,969,065
Software 4.3%
Microsoft Corp.	1,766,576	46,990,921
Oracle Corp.	701,438	19,689,365
Total		66,680,286
TOTAL INFORMATION TECHNOLOGY		$177,525,866
MATERIALS 5.2%
Chemicals 3.3%
Air Products & Chemicals, Inc.	101,576	8,316,027
Dow Chemical Co. (The)	766,338	21,802,316
EI du Pont de Nemours & Co.	436,953	21,091,722
Total		51,210,065

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS (cont.)
Metals & Mining 1.9%
Barrick Gold Corp.(b)(c)	112,081	$5,688,111
Freeport-McMoRan Copper & Gold, Inc.	93,560	4,410,418
Nucor Corp.	191,719	6,917,222
Rio Tinto PLC, ADR(b)	108,628	6,643,688
Xstrata PLC(b)	316,062	5,535,955
Total		29,195,394
TOTAL MATERIALS		$80,405,459
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,251,156	35,632,923
Verizon Communications, Inc.	349,661	12,647,238
Total		48,280,161
Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.(a)	1,085,994	4,083,338
TOTAL TELECOMMUNICATION SERVICES		$52,363,499
UTILITIES 0.9%
Multi-Utilities 0.9%
Dominion Resources, Inc.	301,130	14,677,076
TOTAL UTILITIES		$14,677,076
Total Common Stocks (Cost: $1,469,352,713)		$1,513,858,084
Money Market Fund 1.8%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	28,067,228	$28,067,228
Total Money Market Fund (Cost: $28,067,228)		$28,067,228

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 1.1%
Repurchase Agreements 1.1%
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $16,314,789(f)	0.080%	$16,314,752	$16,314,752
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,314,752)			$16,314,752
Total Investments (Cost: $1,513,734,693)			$1,558,240,064
Other Assets & Liabilities, Net			(12,207,555)
Net Assets			$1,546,032,509

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $184,422,837 or 11.93% of net assets.

(c)  At August 31, 2011, security was partially or fully on loan.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$149,739,301	$(121,672,073)	$—	$28,067,228	$3,070	$28,067,228

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

UBS Securities LLC (0.080%) Security Description	Value
Fannie Mae Pool	$11,798,363
Freddie Mac Gold Pool	4,685,697
Freddie Mac Non Gold Pool	156,988
Total Market Value of Collateral Securities	$16,641,048

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$126,009,975	$—	$—	$126,009,975
Consumer Staples	99,691,727	—	—	99,691,727
Energy	235,228,016	—	—	235,228,016
Financials	303,058,492	—	—	303,058,492
Health Care	205,970,701	—	—	205,970,701
Industrials	218,927,273	—	—	218,927,273
Information Technology	177,525,866	—	—	177,525,866
Materials	74,869,504	5,535,955	—	80,405,459
Telecommunication Services	52,363,499	—	—	52,363,499
Utilities	14,677,076	—	—	14,677,076
Total Equity Securities	1,508,322,129	5,535,955	—	1,513,858,084
Other
Affiliated Money Market Fund(c)	28,067,228	—	—	28,067,228
Investments of Cash Collateral Received for Securities on Loan	—	16,314,752	—	16,314,752
Total Other	28,067,228	16,314,752	—	44,381,980
Total	$1,536,389,357	$21,850,707	$—	$1,558,240,064

  The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,469,352,713)	$1,513,858,084
Affiliated issuers (identified cost $28,067,228)	28,067,228
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $16,314,752)	16,314,752
Total investments (identified cost $1,513,734,693)	1,558,240,064
Receivable for:
Capital shares sold	1,204,650
Dividends	4,778,878
Reclaims	1,345
Expense reimbursement due from Investment Manager	5,903
Total assets	1,564,230,840
Liabilities
Due upon return of securities on loan	16,314,752
Payable for:
Capital shares purchased	1,339,228
Investment management fees	27,928
Distribution fees	4,246
Administration fees	2,313
Chief compliance officer expenses	442
Other expenses	509,422
Total liabilities	18,198,331
Net assets applicable to outstanding capital stock	$1,546,032,509
*Value of securities on loan	$15,826,599

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia Large Cap Value Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,918,823,370
Undistributed net investment income	4,709,184
Accumulated net realized loss	(422,005,416)
Unrealized appreciation (depreciation) on:
Investments	44,505,371
Total — representing net assets applicable to outstanding capital stock	$1,546,032,509
Net assets applicable to outstanding shares
Class A	$415,641,559
Class B	$23,396,065
Class C	$27,628,994
Class I	$2,594
Class R	$1,137,928
Class W	$2,584
Class Y	$6,154,037
Class Z	$1,072,068,748
Shares outstanding
Class A	39,419,838
Class B	2,307,001
Class C	2,724,185
Class I	245
Class R	107,960
Class W	245
Class Y	581,875
Class Z	101,457,202
Net asset value per share
Class A(a)	$10.54
Class B	$10.14
Class C	$10.14
Class I	$10.59
Class R	$10.54
Class W	$10.55
Class Y	$10.58
Class Z	$10.57

(a)  The maximum offering price per share for Class A is $11.18. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia Large Cap Value Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$19,543,127
Dividends from affiliates	3,070
Foreign taxes withheld	(8,224)
Total income	19,537,973
Expenses:
Investment management fees	5,072,696
Distribution fees
Class B	124,441
Class C	123,032
Class R	2,946
Service fees
Class B	41,480
Class C	41,010
Class W	4
Distribution and service fees—Class A	604,225
Transfer agent fees
Class A	304,635
Class B	19,803
Class C	20,602
Class R	746
Class W	2
Class Y	8
Class Z	779,962
Administration fees	1,180,902
Compensation of board members	87,980
Pricing and bookkeeping fees	59,100
Custodian fees	25,176
Printing and postage fees	173,863
Registration fees	47,460
Professional fees	47,650
Chief compliance officer expenses	720
Other	19,375
Total expenses	8,777,818
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(320,258)
Earning credits on cash balances	(2)
Total net expenses	8,457,558
Net investment income	11,080,415
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	216,627,553
Foreign currency transactions	(32,816)
Forward foreign currency exchange contracts	35,851
Net realized gain	216,630,588
Net change in unrealized appreciation (depreciation) on:
Investments	(440,434,653)
Net change in unrealized depreciation	(440,434,653)
Net realized and unrealized loss	(223,804,065)
Net decrease in net assets from operations	$(212,723,650)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia Large Cap Value Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$11,080,415	$24,251,398
Net realized gain	216,630,588	233,872,369
Net change in unrealized appreciation (depreciation)	(440,434,653)	124,489,315
Net change in net assets resulting from operations	(212,723,650)	382,613,082
Distributions to shareholders from:
Net investment income
Class A	(1,271,133)	(6,790,082)
Class B	(3,511)	(323,287)
Class C	(3,736)	(213,772)
Class I	(247,765)	(533,119)
Class R	(1,686)	(9,893)
Class W	(9)	(8)
Class Y	(30,760)	(193,638)
Class Z	(4,776,506)	(18,764,224)
Total distributions to shareholders	(6,335,106)	(26,828,023)
Decrease in net assets from share transactions	(329,510,737)	(589,141,795)
Total decrease in net assets	(548,569,493)	(233,356,736)
Net assets at beginning of period	2,094,602,002	2,327,958,738
Net assets at end of period	$1,546,032,509	$2,094,602,002
Undistributed (excess of distributions over) net investment income	$4,709,184	$(36,125)

(a) Class I and Class W shares are for period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia Large Cap Value Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,509,669	17,378,726	6,629,664	70,755,262
Distributions reinvested	85,986	996,798	514,131	5,387,726
Redemptions	(5,386,842)	(61,781,361)	(52,463,069)	(540,167,576)
Net decrease	(3,791,187)	(43,405,837)	(45,319,274)	(464,024,588)
Class B shares
Subscriptions	7,432	83,045	49,453	496,866
Distributions reinvested	241	2,687	23,701	238,802
Redemptions	(1,441,138)	(15,971,430)	(6,267,231)	(64,270,104)
Net decrease	(1,433,465)	(15,885,698)	(6,194,077)	(63,534,436)
Class C shares
Subscriptions	65,794	732,191	168,724	1,739,351
Distributions reinvested	252	2,804	15,667	158,109
Redemptions	(476,946)	(5,270,457)	(880,581)	(8,998,327)
Net decrease	(410,900)	(4,535,462)	(696,190)	(7,100,867)
Class I shares
Subscriptions	208,708	2,492,014	16,236,077	172,515,838
Distributions reinvested	21,122	247,752	47,136	533,108
Redemptions	(10,457,951)	(123,524,428)	(6,054,847)	(69,040,190)
Net increase (decrease)	(10,228,121)	(120,784,662)	10,228,366	104,008,756
Class R shares
Subscriptions	20,950	231,011	98,178	980,433
Distributions reinvested	146	1,686	939	9,893
Redemptions	(14,181)	(166,271)	(23,133)	(273,944)
Net increase	6,915	66,426	75,984	716,382
Class W shares
Subscriptions	—	—	259	2,650
Redemptions	—	—	(14)	(154)
Net increase	—	—	245	2,496
Class Y shares
Subscriptions	21,869	227,000	12,987	130,000
Distributions reinvested	5	62	19	203
Redemptions	(33,754)	(340,126)	(557,752)	(6,260,373)
Net decrease	(11,880)	(113,064)	(544,746)	(6,130,170)
Class Z shares
Subscriptions	4,539,681	52,854,012	13,465,877	141,147,347
Distributions reinvested	271,957	3,162,204	1,145,900	12,055,399
Redemptions	(17,099,002)	(200,868,656)	(28,724,028)	(306,282,114)
Net decrease	(12,287,364)	(144,852,440)	(14,112,251)	(153,079,368)
Total net decrease	(28,156,002)	(329,510,737)	(56,561,943)	(589,141,795)

(a) Class I and Class W shares are for period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Large Cap Value Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,					Year ended Feb. 29,	Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008	2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$11.98		$10.07		$7.00	$12.37		$15.16	$14.60		$13.10
Income from investment operations:
Net investment income	0.06		0.11	(b)	0.09	0.18		0.20	0.17		0.19
Net realized and unrealized gain (loss) on investments	(1.47)		1.93		3.08	(5.36)		(1.14)	1.37		1.64
Total from investment operations	(1.41)		2.04		3.17	(5.18)		(0.94)	1.54		1.83
Less distributions to shareholders from:
Net investment income	(0.03)		(0.13)		(0.10)	(0.19)		(0.22)	(0.12)		(0.16)
Net realized gains	—		—		—	—		(1.63)	(0.86)		(0.17)
Total distributions to shareholders	(0.03)		(0.13)		(0.10)	(0.19)		(1.85)	(0.98)		(0.33)
Proceeds from regulatory settlement	—		—		0.00 (c)	—		—	—		—
Net asset value, end of period	$10.54		$11.98		$10.07	$7.00		$12.37	$15.16		$14.60
Total return	(11.79%)		20.45%		45.49%	(42.36%)		(7.55%)	11.09%		14.15%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.11	%(e)	1.18	%(f)	1.13%	1.10	%(f)	1.05%	1.06	%(e)	1.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)(h)	1.07	%(e)	1.18	%(f)	1.12%	1.04	%(f)	0.99%	1.01	%(e)	0.96	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.11	%(e)	1.18%		1.13%	1.10%		1.05%	1.06	%(e)	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)(h)	1.07	%(e)	1.18%		1.12%	1.04%		0.99%	1.01	%(e)	0.96	%(i)
Net investment income(h)	1.06	%(e)	1.02%		0.95%	1.68%		1.37%	1.27	%(e)	1.36%
Supplemental data
Net assets, end of period (in thousands)	$415,642		$517,861		$891,894	$672,426		$1,262,700	$1,332,311		$1,066,456
Portfolio turnover	61%		79%		61%	61%		62%	66%		59%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.02%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,					Year ended Feb. 29,	Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008	2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$11.54		$9.72		$6.75	$11.94		$14.69	$14.19		$12.75
Income from investment operations:
Net investment income	0.02		0.03	(b)	0.02	0.09		0.09	0.07		0.08
Net realized and unrealized gain (loss) on investments	(1.42)		1.85		2.99	(5.17)		(1.10)	1.34		1.59
Total from investment operations	(1.40)		1.88		3.01	(5.08)		(1.01)	1.41		1.67
Less distributions to shareholders from:
Net investment income	(0.00	)(c)	(0.06)		(0.04)	(0.11)		(0.11)	(0.05)		(0.06)
Net realized gains	—		—		—	—		(1.63)	(0.86)		(0.17)
Total distributions to shareholders	(0.00	)(c)	(0.06)		(0.04)	(0.11)		(1.74)	(0.91)		(0.23)
Proceeds from regulatory settlement	—		—		0.00 (c)	—		—	—		—
Net asset value, end of period	$10.14		$11.54		$9.72	$6.75		$11.94	$14.69		$14.19
Total return	(12.12%)		19.48%		44.59%	(42.84%)		(8.24%)	10.38%		13.22%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.85	%(e)	1.93	%(f)	1.88%	1.85	%(f)	1.80%	1.81	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)(h)	1.82	%(e)	1.93	%(f)	1.87%	1.79	%(f)	1.74%	1.76	%(e)	1.71	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.85	%(e)	1.93%		1.88%	1.85%		1.80%	1.81	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)(h)	1.82	%(e)	1.93%		1.87%	1.79%		1.74%	1.76	%(e)	1.71	%(i)
Net investment income(h)	0.29	%(e)	0.32%		0.23%	0.89%		0.60%	0.52	%(e)	0.60%
Supplemental data
Net assets, end of period (in thousands)	$23,396		$43,173		$96,524	$127,489		$346,218	$557,033		$693,558
Portfolio turnover	61%		79%		61%	61%		62%	66%		59%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.77%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,					Year ended Feb. 29,	Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008	2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$11.54		$9.72		$6.75	$11.94		$14.69	$14.19		$12.75
Income from investment operations:
Net investment income	0.02		0.03	(b)	0.02	0.09		0.09	0.07		0.08
Net realized and unrealized gain (loss) on investments	(1.42)		1.85		2.99	(5.17)		(1.10)	1.34		1.59
Total from investment operations	(1.40)		1.88		3.01	(5.08)		(1.01)	1.41		1.67
Less distributions to shareholders from:
Net investment income	(0.00	)(c)	(0.06)		(0.04)	(0.11)		(0.11)	(0.05)		(0.06)
Net realized gains	—		—		—	—		(1.63)	(0.86)		(0.17)
Total distributions to shareholders	(0.00	)(c)	(0.06)		(0.04)	(0.11)		(1.74)	(0.91)		(0.23)
Proceeds from regulatory settlement	(0.00)		—		0.00 (c)	—		—	—		—
Net asset value, end of period	$10.14		$11.54		$9.72	$6.75		$11.94	$14.69		$14.19
Total return	(12.12%)		19.48%		44.59%	(42.84%)		(8.24%)	10.38%		13.22%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.86	%(e)	1.93	%(f)	1.88%	1.85	%(f)	1.80%	1.81	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)(h)	1.82	%(e)	1.93	%(f)	1.87%	1.79	%(f)	1.74%	1.76	%(e)	1.71	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.86	%(e)	1.93%		1.88%	1.85%		1.80%	1.81	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)(h)	1.82	%(e)	1.93%		1.87%	1.79%		1.74%	1.76	%(e)	1.71	%(i)
Net investment income(h)	0.30	%(e)	0.32%		0.21%	0.90%		0.60%	0.52	%(e)	0.60%
Supplemental data
Net assets, end of period (in thousands)	$27,629		$36,187		$37,229	$31,091		$70,383	$94,600		$98,884
Portfolio turnover	61%		79%		61%	61%		62%	66%		59%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.77%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)	Period ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$12.03	$10.23
Income from investment operations:
Net investment income	0.09	0.05
Net realized and unrealized gain (loss) on investments	(1.48)	1.80
Total from investment operations	(1.39)	1.85
Less distributions to shareholders from:
Net investment income	(0.05)	(0.05)
Total distributions to shareholders	(0.05)	(0.05)
Net asset value, end of period	$10.59	$12.03
Total return	(11.57%)	18.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed(c)	0.71%	0.70%
Net expenses after fees waived or expenses reimbursed(c)(d)(e)	0.71%	0.70%
Net investment income(c)(e)	1.48%	1.04%
Supplemental data
Net assets, end of period (in thousands)	$3	$123,018
Portfolio turnover	61%	79%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,					Year ended Feb. 29,	Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008	2007(a)		2006(b)
Class R
Per share data
Net asset value, beginning of period	$11.98		$10.07		$6.99	$12.36		$15.15	$14.59		$14.05
Income from investment operations:
Net investment income	0.05		0.06	(c)	0.07	0.15		0.22	0.14		0.04
Net realized and unrealized gain (loss) on investments	(1.47)		1.95		3.09	(5.36)		(1.19)	1.38		0.53
Total from investment operations	(1.42)		2.01		3.16	(5.21)		(0.97)	1.52		0.57
Less distributions to shareholders from:
Net investment income	(0.02)		(0.10)		(0.08)	(0.16)		(0.19)	(0.10)		(0.03)
Net realized gains	—		—		—	—		(1.63)	(0.86)		—
Total distributions to shareholders	(0.02)		(0.10)		(0.08)	(0.16)		(1.82)	(0.96)		(0.03)
Proceeds from regulatory settlement	—		—		0.00 (d)	—		—	—		—
Net asset value, end of period	$10.54		$11.98		$10.07	$6.99		$12.36	$15.15		$14.59
Total return	(11.90%)		20.16%		45.34%	(42.54%)		(7.79%)	10.90%		4.05%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.36	%(f)	1.43	%(g)	1.38%	1.35	%(g)	1.30%	1.31	%(f)	1.41	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)(i)	1.32	%(f)	1.43	%(g)	1.37%	1.29	%(g)	1.24%	1.26	%(f)	1.25	%(f)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.36	%(f)	1.43%		1.38%	1.35%		1.30%	1.31	%(f)	1.41	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)(i)	1.32	%(f)	1.43%		1.37%	1.29%		1.24%	1.26	%(f)	1.25	%(f)(j)
Net investment income(i)	0.83	%(f)	0.59%		0.71%	1.45%		1.63%	1.02	%(f)	1.33	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,138		$1,211		$252	$147		$236	$11		$10
Portfolio turnover	61%		79%		61%	61%		62%	66%		59%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and its affiliates agreed to waive certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.31%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)	Period ended Feb. 28, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$11.99	$10.21
Income from investment operations:
Net investment income	0.07	0.03
Net realized and unrealized gain on investments	(1.48)	1.78
Total from investment operations	(1.41)	1.81
Less distributions to shareholders from:
Net investment income	(0.03)	(0.03)
Total distributions to shareholders	(0.03)	(0.03)
Net asset value, end of period	$10.55	$11.99
Total return	(11.75%)	17.79%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed(c)	1.03%	1.22%
Net expenses after fees waived or expenses reimbursed(c)(d)(e)	0.94%	1.22%
Net investment income(c)(e)	1.21%	0.54%
Supplemental data
Net assets, end of period (in thousands)	$3	$3
Portfolio turnover	61%	79%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011		Period Ended Feb. 28, 2010(a)
Class Y
Per share data
Net asset value, beginning of period	$12.02		$10.10		$8.65
Income from investment operations
Net investment income	0.08		0.17	(b)	0.08
Net realized and unrealized gain on investments	(1.47)		1.92		1.45
Total from investment operations	(1.39)		2.09		1.53
Less distributions to shareholders from:
Net investment income	(0.05)		(0.17)		(0.08)
Total distributions to shareholders	(0.05)		(0.17)		(0.08)
Net asset value, end of period	$10.58		$12.02		$10.10
Total return	(11.59%)		20.98%		17.67%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.73	%(d)	0.71	%(e)	0.72	%(d)
Net Expenses prior to fees waived or expenses reimbursed (including interest expense)(f)(g)	0.73	%(d)	0.71	%(e)	0.72	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.73	%(d)	0.71%		0.72	%(d)
Net Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)(g)	0.73	%(d)	0.71%		0.72	%(d)
Net investment income(g)	1.40	%(d)	1.62%		1.36	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,154		$7,138		$11,497
Portfolio turnover	61%		79%		61%
Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive certain fees.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Large Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,					Year ended Feb. 29,	Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008	2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$12.01		$10.09		$7.01	$12.40		$15.19	$14.61		$13.12
Income from investment operations:
Net investment income	0.08		0.14	(b)	0.11	0.20		0.24	0.21		0.22
Net realized and unrealized gain (loss) on investments	(1.48)		1.94		3.09	(5.39)		(1.14)	1.38		1.63
Total from investment operations	(1.40)		2.08		3.20	(5.19)		(0.90)	1.59		1.85
Less distributions to shareholders from:
Net investment income	(0.04)		(0.16)		(0.12)	(0.22)		(0.26)	(0.15)		(0.19)
Net realized gains	—		—		—	—		(1.63)	(0.86)		(0.17)
Total distributions to shareholders	(0.04)		(0.16)		(0.12)	(0.22)		(1.89)	(1.01)		(0.36)
Proceeds from regulatory settlement	—		—		0.00 (c)	0.02		—	—		—
Net asset value, end of period	$10.57		$12.01		$10.09	$7.01		$12.40	$15.19		$14.61
Total return	(11.65%)		20.81%		45.93%	(42.27%)		(7.29%)	11.42%		14.33%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.86	%(e)	0.93	%(f)	0.88%	0.85	%(f)	0.80%	0.81	%(e)	0.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)(h)	0.82	%(e)	0.93	%(f)	0.87%	0.79	%(f)	0.74%	0.76	%(e)	0.71	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.86	%(e)	0.93%		0.88%	0.85%		0.80%	0.81	%(e)	0.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)(h)	0.82	%(e)	0.93%		0.87%	0.79%		0.74%	0.76	%(e)	0.71	%(i)
Net investment income(h)	1.30	%(e)	1.32%		1.21%	1.91%		1.61%	1.52	%(e)	1.60%
Supplemental data
Net assets, end of period (in thousands)	$1,072,069		$1,366,011		$1,290,563	$907,353		$1,905,752	$2,277,652		$2,009,115
Portfolio turnover	61%		79%		61%	61%		62%	66%		59%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.77%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Notes to Financial Statements – Columbia Large Cap Value Fund
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to

20

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities to hedge the currency exposure associated with some or all of the Fund's securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will

21

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

At August 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$35,851

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	1

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

22

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.60% to 0.41% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.55% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.13% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 25, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and

23

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

charges. Effective July 25, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $1,980.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.12
Class C	0.13
Class R	0.13
Class W	0.11
Class Y	0.00
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of

24

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares, 0.50% of the average daily net assets attributable to Class R shares and 0.25% of the average daily net assets attributable to Class W shares of the Fund.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $71,134 for Class A, $6,704 for Class B and $1,139 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.75
Class R	1.36
Class W	1.11
Class Y	0.86
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class I	0.87
Class R	1.50
Class W	1.25
Class Y	1.00
Class Z	1.00

Note 5. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,513,735,000 and the approximate

25

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$134,196,000
Unrealized depreciation	(89,691,000)
Net unrealized appreciation	44,505,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$160,922,892
2018	473,592,838
Total	$634,515,730

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,104,118,536 and $1,399,124,062, respectively, for the six months ended August 31, 2011.

Note 7. Lending of Portfolio Securities

Effective July 25, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $15,826,599 were on loan, secured by cash collateral of $16,314,752 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 25, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was

26

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to July 25, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 25, 2011, these credits reduced total expenses by $2.

Note 9. Affiliated Money Market Fund

Effective July 25, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2011, two shareholder accounts owned 48.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 25, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for

27

Columbia Large Cap Value Fund, August 31, 2011 (Unaudited)

investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Large Cap Value Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1215 C (10/11)

Columbia Marsico Global Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	15

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Marsico Global Fund

Average annual total return as of 08/31/11 (%)

Share class	A		C		R	Z
Inception	04/30/08		04/30/08		04/30/08	04/30/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	–9.55	–14.75	–9.88	–10.77	–9.71	–9.47
1-year	16.17	9.43	15.35	14.35	15.84	16.49
Life	–2.21	–3.93	–2.93	–2.93	–2.45	–1.97

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class R shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–9.55%

Class A shares (without sales charge)

–8.68%

MSCI All Country World Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class A	9.08
Class C	8.95
Class R	9.04
Class Z	9.12

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.12
Class C	0.10
Class R	0.11
Class Z	0.12

Country Breakdown1

as of 08/31/11 (%)
Argentina	2.2
Brazil	6.0
China	6.4
Denmark	3.0
Germany	4.0
Hong Kong	1.6
India	0.1
Italy	1.9
Netherlands	3.1
Spain	4.3
Switzerland	13.1
United States	46.6
Other[2]	7.7

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Marsico Global Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,284.30	1,017.14	9.19	8.11	1.60
Class C	1,000.00	1,000.00	1,279.90	1,013.36	13.47	11.89	2.35
Class R	1,000.00	1,000.00	1,283.00	1,015.88	10.62	9.37	1.85
Class Z	1,000.00	1,000.00	1,286.80	1,018.40	7.76	6.85	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Marsico Global Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.9%
ARGENTINA 2.3%
MercadoLibre, Inc.(a)	2,925	$197,086
BRAZIL 6.3%
BR Malls Participacoes SA(a)	23,800	265,375
BR Properties SA(a)	6,000	65,846
LLX Logistica SA(a)(b)	25,700	66,998
OGX Petroleo e Gas Participacoes SA(a)(b)	19,800	141,544
Total		539,763
CHINA 6.7%
Baidu, Inc., ADR(a)(b)	944	137,616
Wynn Macau Ltd.(a)	123,327	400,662
Youku.com, Inc., ADR(a)(b)	1,606	40,263
Total		578,541
DENMARK 3.1%
Novozymes A/S, Class B(a)	1,853	270,592
GERMANY 4.2%
Bayerische Motoren Werke AG(a)	4,502	364,423
HONG KONG 1.7%
Li & Fung Ltd.(a)	80,000	144,310
INDIA 0.1%
Makemytrip Ltd.(a)(b)	595	11,305
ITALY 2.0%
Prada SpA(a)(b)	32,900	172,405
NETHERLANDS 3.2%
Sensata Technologies Holding NV(a)(b)	8,561	277,719
SPAIN 4.5%
Inditex SA(a)	4,589	390,912
SWITZERLAND 13.8%
Cie Financiere Richemont SA, Class A(a)	6,780	393,582
Julius Baer Group Ltd.(a)(b)	7,370	302,720
Kuehne & Nagel International AG(a)	1,978	275,892
Nestlé SA, Registered Shares(a)	3,520	218,010
Total		1,190,204
UNITED STATES 49.0%
Amazon.com, Inc.(b)	995	214,214
Amyris, Inc.(b)	1,646	33,035
ANSYS, Inc.(b)	2,868	154,815
Apple, Inc.(b)	1,173	451,406
Baker Hughes, Inc.	3,725	227,635
Bankrate, Inc.(b)	4,069	67,749
BB&T Corp.	16,913	376,991
Chipotle Mexican Grill, Inc.(b)	267	83,670
Expeditors International of Washington, Inc.	3,241	147,465
HomeAway, Inc.(b)	1,512	63,262
Informatica Corp.(b)	4,929	205,934
Intuitive Surgical, Inc.(b)	827	315,376
Jefferies Group, Inc.	4,511	74,026
Lululemon Athletica, Inc.(b)	2,104	115,152
Occidental Petroleum Corp.	2,433	211,038
OpenTable, Inc.(b)	1,364	83,190
PNC Financial Services Group, Inc.	8,477	425,037
Precision Castparts Corp.	1,584	259,538
priceline.com, Inc.(b)	336	180,519

Issuer	Shares	Value
Common Stocks (continued)
UNITED STATES (cont.)
Pricesmart, Inc.	429	$28,082
Rue21, Inc.(b)	2,819	70,644
Solazyme, Inc.(b)	1,755	24,588
Starwood Hotels & Resorts Worldwide, Inc.	3,708	165,228
Tesla Motors, Inc.(b)	2,085	51,583
Williams-Sonoma, Inc.	5,755	190,548
Total		4,220,725
Total Common Stocks (Cost: $7,614,549)		$8,357,985
Money Market Fund 8.1%
Columbia Short-Term Cash Fund, 0.139%(c)(d)	694,203	$694,203
Total Money Market Fund (Cost: $694,203)		$694,203
Total Investments (Cost: $8,308,752)		$9,052,188
Other Assets & Liabilities, Net		(433,750)
Net Assets		$8,618,438
Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	3.0%	$259,538
Air Freight & Logistics	1.7	147,465
Automobiles	4.8	416,005
Capital Markets	4.4	376,746
Chemicals	3.1	270,592
Commercial Banks	9.3	802,028
Computers & Peripherals	5.2	451,406
Distributors	1.7	144,310
Electrical Equipment	3.2	277,719
Energy Equipment & Services	2.6	227,635
Food & Staples Retailing	0.3	28,082
Food Products	2.5	218,010
Health Care Equipment & Supplies	3.7	315,376
Hotels, Restaurants & Leisure	7.5	649,561
Internet & Catalog Retail	5.5	469,300
Internet Software & Services	6.1	525,904
Marine	3.2	275,892
Oil, Gas & Consumable Fuels	4.8	410,205
Real Estate Management & Development	3.8	331,221
Software	4.2	360,748
Specialty Retail	7.6	652,104
Textiles, Apparel & Luxury Goods	7.9	681,139
Transportation Infrastructure	0.8	66,999
Other(1)	8.1	694,203
Total		$9,052,188

(1)  Cash & Cash Equivalents.

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Marsico Global Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,137,260 or 48.00% of net assets.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$2,399,729	$(1,705,526)	$—	$694,203	$177	$694,203
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Marsico Global Fund

August 31, 2011 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$1,146,125	$1,866,294	$—	$3,012,419
Consumer Staples	28,082	218,010	—	246,092
Energy	637,840	—	—	637,840
Financials	1,207,274	302,720	—	1,509,994
Health Care	315,377	—	—	315,377
Industrials	751,721	275,892	—	1,027,613
Information Technology	1,338,058	—	—	1,338,058
Materials	—	270,592	—	270,592
Total Equity Securities	5,424,477	2,933,508	—	8,357,985
Other
Affiliated Money Market Fund(c)	694,203	—	—	694,203
Total Other	694,203	—	—	694,203
Total	$6,118,680	$2,933,508	$—	$9,052,188

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Assets and Liabilities – Columbia Marsico Global Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $7,614,549)	$8,357,985
Affiliated issuers (identified cost $694,203)	694,203
Total investments (identified cost $8,308,752)	9,052,188
Cash	531
Receivable for:
Capital shares sold	400
Dividends	2,057
Reclaims	3,761
Expense reimbursement due from Investment Manager	557
Total assets	9,059,494
Liabilities
Payable for:
Investments purchased	322,655
Investment management fees	187
Distribution and service fees	95
Transfer agent fees	460
Administration fees	51
Chief compliance officer expenses	117
Other expenses	117,491
Total liabilities	441,056
Net assets applicable to outstanding capital stock	$8,618,438

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities (continued) – Columbia Marsico Global Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$9,194,667
Excess of distributions over net investment income	(115,439)
Accumulated net realized loss	(1,204,653)
Unrealized appreciation (depreciation) on:
Investments	743,436
Foreign currency translations	427
Total — representing net assets applicable to outstanding capital stock	$8,618,438
Net assets applicable to outstanding shares
Class A	$4,194,806
Class C	$1,909,840
Class R	$1,115,359
Class Z	$1,398,433
Shares outstanding
Class A	461,827
Class C	213,381
Class R	123,355
Class Z	153,292
Net asset value per share
Class A(a)	$9.08
Class C	$8.95
Class R	$9.04
Class Z	$9.12

(a)  The maximum offering price per share for Class A is $9.63. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Operations – Columbia Marsico Global Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$54,416
Interest	31
Dividends from affiliates	177
Foreign taxes withheld	(3,595)
Total income	51,029
Expenses:
Investment management fees	35,550
Distribution fees
Class C	7,781
Class R	3,066
Service fees
Class C	2,594
Distribution and service fees — Class A	5,066
Transfer agent fees
Class A	1,634
Class C	829
Class R	484
Class Z	605
Compensation of board members	12,532
Pricing and bookkeeping fees	18,087
Custodian fees	11,268
Printing and postage fees	15,380
Registration fees	27,477
Professional fees	38,641
Chief compliance officer expenses	199
Other	1,493
Total expenses	182,686
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(103,942)
Total net expenses	78,744
Net investment loss	(27,715)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(54,226)
Foreign currency transactions	1,974
Forward foreign currency exchange contracts	(3,842)
Net realized loss	(56,094)
Net change in unrealized appreciation (depreciation) on:
Investments	(852,859)
Foreign currency translations	(213)
Net change in unrealized depreciation	(853,072)
Net realized and unrealized loss	(909,166)
Net decrease in net assets from operations	$(936,881)

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Changes in Net Assets – Columbia Marsico Global Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment loss	$(27,715)	$(49,171)
Net realized gain (loss)	(56,094)	977,276
Net change in unrealized appreciation (depreciation)	(853,072)	752,240
Net change in net assets resulting from operations	(936,881)	1,680,345
Distributions to shareholders from:
Net investment income
Class A	(7,181)	(17,012)
Class C	(1,053)	(1,385)
Class R	(1,613)	(5,206)
Class Z	(3,240)	(11,746)
Net realized gains
Class A	(41,372)	—
Class C	(21,310)	—
Class R	(12,206)	—
Class Z	(15,073)	—
Total distributions to shareholders	(103,048)	(35,349)
Increase in net assets from share transactions	1,462,865	1,014,017
Total increase in net assets	422,936	2,659,013
Net assets at beginning of period	8,195,502	5,536,489
Net assets at end of period	$8,618,438	$8,195,502
Excess of distributions over net investment income	$(115,439)	$(74,637)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets (continued) – Columbia Marsico Global Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	164,192	1,645,754	250,144	2,329,236
Distributions reinvested	2,594	24,902	545	5,311
Redemptions	(33,850)	(312,329)	(175,146)	(1,567,235)
Net increase	132,936	1,358,327	75,543	767,312
Class C shares
Subscriptions	12,973	131,311	154,538	1,403,639
Distributions reinvested	775	7,338	37	361
Redemptions	(4,607)	(44,350)	(133,690)	(1,210,582)
Net increase	9,141	94,299	20,885	193,418
Class R shares
Subscriptions	448	4,429	122,480	1,123,354
Distributions reinvested	16	150	3	28
Redemptions	—	—	(125,246)	(1,148,510)
Net increase (decrease)	464	4,579	(2,763)	(25,128)
Class Z shares
Subscriptions	2,525	24,483	134,998	1,249,198
Distributions reinvested	237	2,280	149	1,454
Redemptions	(2,096)	(21,103)	(126,780)	(1,172,237)
Net increase	666	5,660	8,367	78,415
Total net increase	143,207	1,462,865	102,032	1,014,017

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights – Columbia Marsico Global Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,
	(Unaudited)		2011		2010		2009(a)
Class A
Per share data
Net asset value, beginning of period	$10.16		$7.85		$4.98		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)		(0.03)		0.01
Net realized and unrealized gain (loss)	(0.94)		2.42		2.93		(5.03)
Total from investment operations	(0.96)		2.37		2.90		(5.02)
Less distributions to shareholders from:
Net investment income	(0.02)		(0.06)		(0.03)		—
Net realized gains	(0.10)		—		—		—
Total distributions to shareholders	(0.12)		(0.06)		(0.03)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.08		$10.16		$7.85		$4.98
Total return	(9.55%)		30.23%		58.22%		(50.20%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.94	%(d)	5.38%		5.44%		8.79	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.60	%(d)	1.60	%(f)	1.60	%(f)	1.60	%(d)(g)
Net investment income (loss)	(0.48	%)(d)	(0.59	%)(f)	(0.42	%)(f)	0.09	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$4,195		$3,343		$1,990		$1,113
Portfolio turnover	54%		104%		137%		168%
Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia Marsico Global Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,
	(Unaudited)		2011		2010		2009(a)
Class C
Per share data
Net asset value, beginning of period	$10.04		$7.78		$4.95		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.12)		(0.08)		(0.04)
Net realized and unrealized gain (loss)	(0.93)		2.39		2.91		(5.01)
Total from investment operations	(0.99)		2.27		2.83		(5.05)
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.01)		—		—
Net realized gains	(0.10)		—		—		—
Total distributions to shareholders	(0.10)		(0.01)		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$8.95		$10.04		$7.78		$4.95
Total return	(9.88%)		29.14%		57.17%		(50.50%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	4.69	%(e)	6.13%		6.19%		9.54	%(e)
Net expenses after fees waived or expenses reimbursed(f)	2.35	%(e)	2.35	%(g)	2.35	%(g)	2.35	%(e)(h)
Net investment loss	(1.20	%)(e)	(1.33	%)(g)	(1.15	%)(g)	(0.63	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$1,910		$2,051		$1,426		$886
Portfolio turnover	54%		104%		137%		168%
Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $(0.01) per share.

(c)  Rounds to less than $0.01 per share.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Marsico Global Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,
	(Unaudited)		2011		2010		2009(a)
Class R
Per share data
Net asset value, beginning of period	$10.13		$7.83		$4.97		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.07)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.95)		2.41		2.93		(5.02)
Total from investment operations	(0.98)		2.34		2.88		(5.03)
Less distributions to shareholders from:
Net investment income	(0.01)		(0.04)		(0.02)		—
Net realized gains	(0.10)		—		—		—
Total distributions to shareholders	(0.11)		(0.04)		(0.02)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.04		$10.13		$7.83		$4.97
Total return	(9.71%)		29.94%		57.86%		(50.30%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	4.19	%(d)	5.63%		5.69%		9.04	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.85	%(d)	1.85	%(f)	1.85	%(f)	1.85	%(d)(g)
Net investment loss	(0.69	%)(d)	(0.82	%)(f)	(0.62	%)(f)	(0.12	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,115		$1,245		$984		$621
Portfolio turnover	54%		104%		137%		168%
Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Marsico Global Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,
	(Unaudited)		2011		2010		2009(a)
Class Z
Per share data
Net asset value, beginning of period	$10.20		$7.88		$4.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.01)		0.02
Net realized and unrealized gain (loss)	(0.95)		2.43		2.94		(5.03)
Total from investment operations	(0.96)		2.40		2.93		(5.01)
Less distributions to shareholders from:
Net investment income	(0.02)		(0.08)		(0.04)		—
Net realized gains	(0.10)		—		—		—
Total distributions to shareholders	(0.12)		(0.08)		(0.04)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.12		$10.20		$7.88		$4.99
Total return	(9.47%)		30.47%		58.79%		(50.10%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.69	%(d)	5.13%		5.19%		8.54	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.35	%(d)	1.35	%(f)	1.35	%(f)	1.35	%(d)(g)
Net investment income (loss)	(0.19	%)(d)	(0.33	%)(f)	(0.13	%)(f)	0.35	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,398		$1,557		$1,136		$707
Portfolio turnover	54%		104%		137%		168%
Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Notes to Financial Statements – Columbia Marsico Global Fund
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico Global Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to

15

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

At August 31, 2011, the fund had no outstanding derivatives.

16

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange rate risk	$(3,842)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange rate risk	$—

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	20

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of

17

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to 0.80% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. In the event the administration fee paid to the Investment Manager is not sufficient to cover the Pricing and Bookkeeping fees, the Investment Manager pays the additional Pricing and Bookkeeping fees on behalf of the Fund.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $406.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

18

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.08%
Class C	0.08
Class R	0.08
Class Z	0.08

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $32,149 for Class A and $181 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class C	2.35
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the

19

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class C	2.35
Class R	1.85
Class Z	1.35

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $8,309,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,204,000
Unrealized depreciation	$(461,000)
Net unrealized appreciation	$743,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$1,122,487

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $5,835,077 and $4,493,178, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market

20

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 11, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 11, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011, one shareholder account owned 51.2% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility

21

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the

22

Columbia Marsico Global Fund, August 31, 2011 (Unaudited)

SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico Global Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Marsico Global Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1690 C (10/11)

Columbia Marsico 21st Century Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Marsico 21st Century Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		R	Z
Inception	04/10/00		04/10/00		04/10/00		01/23/06	04/10/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–15.33	–20.21	–15.70	–19.91	–15.70	–16.54	–15.38	–15.20
1-year	11.79	5.34	10.92	5.92	10.92	9.92	11.59	12.09
5-year	–0.30	–1.47	–1.05	–1.44	–1.05	–1.05	–0.55	–0.05
10-year	6.88	6.25	6.08	6.08	6.08	6.08	6.73	7.16

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher distribution (Rule 12b-1) fee.

1The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–15.33%

Class A shares (without sales charge)

–7.76%

Russell 3000 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	12.04
Class B	11.17
Class C	11.17
Class R	11.94
Class Z	12.33

Portfolio Breakdown1

as of 08/31/11 (%)
Consumer Discretionary	32.2
Consumer Staples	0.5
Energy	8.9
Financials	27.4
Health Care	4.1
Industrials	11.1
Information Technology	12.1
Other[2]	3.7

1 Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

2 Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Marsico 21st Century Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	846.70	1,018.40	6.22	6.80	1.34
Class B	1,000.00	1,000.00	843.00	1,014.63	9.68	10.58	2.09
Class C	1,000.00	1,000.00	843.00	1,014.63	9.68	10.58	2.09
Class R	1,000.00	1,000.00	846.20	1,017.14	7.38	8.06	1.60
Class Z	1,000.00	1,000.00	848.00	1,019.66	5.06	5.53	1.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.7%
CONSUMER DISCRETIONARY 32.4%
Automobiles 2.5%
General Motors Co.(a)(b)	2,210,856	$53,126,870
Tesla Motors, Inc.(a)(b)	545,844	13,504,180
Total		66,631,050
Hotels, Restaurants & Leisure 9.7%
Chipotle Mexican Grill, Inc.(a)(b)	82,310	25,793,485
Panera Bread Co., Class A(b)	352,886	40,634,823
Vail Resorts, Inc.(a)	720,263	29,120,233
Wendy's Co. (The)(a)	14,333,646	69,804,856
Wynn Resorts Ltd.	591,445	91,508,370
Total		256,861,767
Internet & Catalog Retail 4.2%
Amazon.com, Inc.(b)	224,495	48,331,529
HomeAway, Inc.(a)(b)	471,345	19,721,075
priceline.com, Inc.(b)	78,079	41,948,723
Total		110,001,327
Specialty Retail 13.9%
Ross Stores, Inc.	1,539,432	117,805,034
Rue21, Inc.(a)(b)	1,044,062	26,164,194
Ulta Salon Cosmetics & Fragrance, Inc.(b)	1,163,973	68,767,525
Williams-Sonoma, Inc.	4,690,801	155,312,421
Total		368,049,174
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	414,294	56,803,850
TOTAL CONSUMER DISCRETIONARY		858,347,168
CONSUMER STAPLES 0.5%
Food Products 0.5%
Green Mountain Coffee Roasters, Inc.(b)	131,724	13,796,772
TOTAL CONSUMER STAPLES		13,796,772
ENERGY 8.9%
Energy Equipment & Services 4.7%
Halliburton Co.	1,263,142	56,045,611
National Oilwell Varco, Inc.	1,048,237	69,309,430
Total		125,355,041
Oil, Gas & Consumable Fuels 4.2%
Amyris, Inc.(a)(b)	608,414	12,210,869
Occidental Petroleum Corp.	1,029,795	89,324,418
Solazyme, Inc.(b)	679,788	9,523,830
Total		111,059,117
TOTAL ENERGY		236,414,158
FINANCIALS 27.5%
Capital Markets 2.5%
Jefferies Group, Inc.	4,004,929	65,720,885
Commercial Banks 18.8%
BB&T Corp.	4,195,957	93,527,881
City National Corp.	1,273,000	57,144,970
Columbia Banking System, Inc.(a)	1,573,611	25,728,540
First Horizon National Corp.	11,806,040	83,114,522
Fulton Financial Corp.	6,764,038	62,026,228
Glacier Bancorp, Inc.(a)	940,106	10,820,620

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (cont.)
Park Sterling Corp.(b)(e)	1,868,030	$7,696,284
PNC Financial Services Group, Inc.	3,187,901	159,841,356
Total		499,900,401
Real Estate Investment Trusts (REITs) 0.9%
Colony Financial, Inc.(a)	1,460,162	22,530,300
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	335,433	22,443,822
Thrifts & Mortgage Finance 4.5%
First Niagara Financial Group, Inc.(e)	11,002,703	118,389,084
TOTAL FINANCIALS		728,984,492
HEALTH CARE 4.1%
Health Care Equipment & Supplies 4.1%
Intuitive Surgical, Inc.(b)	285,751	108,971,144
TOTAL HEALTH CARE		108,971,144
INDUSTRIALS 11.2%
Aerospace & Defense 4.2%
Precision Castparts Corp.	571,929	93,710,566
Wesco Aircraft Holdings, Inc.(a)(b)	1,338,428	16,476,049
Total		110,186,615
Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc.	1,162,415	52,889,883
Electrical Equipment 4.5%
Roper Industries, Inc.	215,042	16,547,482
Sensata Technologies Holding NV(b)(c)	3,168,173	102,775,532
Total		119,323,014
Road & Rail 0.5%
Zipcar, Inc.(a)(b)	669,133	14,071,867
TOTAL INDUSTRIALS		296,471,379
INFORMATION TECHNOLOGY 12.1%
Computers & Peripherals 5.0%
Apple, Inc.(b)	347,373	133,679,552
Internet Software & Services 1.8%
Bankrate, Inc.(a)(b)	1,498,153	24,944,247
OpenTable, Inc.(a)(b)	387,295	23,621,122
Total		48,565,369
Software 5.3%
ANSYS, Inc.(b)	1,191,048	64,292,771
Informatica Corp.(b)	1,462,717	61,112,316
Red Hat, Inc.(b)	363,455	14,371,011
Total		139,776,098
TOTAL INFORMATION TECHNOLOGY		322,021,019
Total Common Stocks (Cost: $2,368,577,965)		$2,565,006,132
Money Market Fund 3.7%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	99,144,832	$99,144,832
Total Money Market Fund (Cost: $99,144,832)		$99,144,832

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 5.0%
Asset-Backed Commercial Paper 0.5%
Antalis US Funding Corp. 09/06/11	0.600%	$4,999,417	$4,999,417
Barton Capital Corporation 09/06/11	0.350%	4,999,660	4,999,660
Matchpoint Finance PLC 09/01/11	0.250%	3,999,972	3,999,972
Total			13,999,049
Certificates of Deposit 1.4%
Banque et Caisse d'Epargne de l'Etat 09/26/11	0.255%	3,999,093	3,999,093
Barclays Bank PLC 09/19/11	0.280%	5,000,000	5,000,000
Credit Suisse 11/17/11	0.300%	6,000,000	6,000,000
Deutsche Bank AG 09/19/11	0.280%	5,000,000	5,000,000
DnB NOR ASA 11/23/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichische 09/26/11	0.350%	5,000,000	5,000,000
Royal Bank of Canada 10/14/11	0.210%	4,001,316	4,001,316
Skandinaviska Enskilda Banken 09/06/11	0.150%	4,000,000	4,000,000
Total			38,000,409
Commercial Paper 0.1%
Suncorp Metway Ltd. 09/15/110.310%1,999,397			1,999,397

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 3.0%
Citibank NA dated 08/31/11, matures 09/01/11, repurchase price $8,000,020(f)	0.090%	$8,000,000	$8,000,000
Citigroup Global Markets, Inc. dated 08/31/11, matures 09/01/11, repurchase price $45,000,163(f)	0.130%	45,000,000	45,000,000
Nomura Securities dated 08/31/11, matures 09/01/11, repurchase price $10,000,022(f)	0.080%	10,000,000	10,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $15,632,341(f)	0.080%	15,632,306	15,632,306
Total			78,632,306
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $132,631,161)			$132,631,161
Total Investments (Cost: $2,600,353,958)			$2,796,782,125
Other Assets & Liabilities, Net			(144,447,857)
Net Assets			$2,652,334,268

Notes to Portfolio of Investments

(a)  At August 31, 2011, security was partially or fully on loan.

(b)  Non-income producing.

(c)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $102,775,532 or 3.87% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$363,372,462	$(264,227,630)	$—	$99,144,832	$10,041	$99,144,832
First Niagara Financial Group, Inc.*	138,886,045	4,598,144	(5,199,805)	(509,914)	137,774,470	1,760,432	118,389,084
Park Sterling Corp.	12,142,195	—	—	—	12,142,195	—	7,696,284
Total	$151,028,240	$367,970,606	$(269,427,435)	$(509,914)	$249,061,497	$1,770,473	$225,230,200

* At August 31, 2011, the Fund owns less than five percent of the company's outstanding voting shares.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.090%)

Security Description	Value
Fannie Mae Pool	$4,924,868
Freddie Mac Gold Pool	3,235,132
Total Market Value of Collateral Securities	$8,160,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$17,726,870
Fannie Mae-Aces	1,261,515
Freddie Mac REMICS	22,722,318
Government National Mortgage Association	4,189,297
Total Market Value of Collateral Securities	$45,900,000

Nomura Securities (0.080%)

Security Description	Value
Ginnie Mae I Pool	$6,501,182
Ginnie Mae II Pool	3,659,807
Government National Mortgage Association	39,011
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$11,304,836
Freddie Mac Gold Pool	4,489,694
Freddie Mac Non Gold Pool	150,422
Total Market Value of Collateral Securities	$15,944,952
Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$858,347,168	$—	$—	$858,347,168
Consumer Staples	13,796,772	—	—	13,796,772
Energy	236,414,158	—	—	236,414,158
Financials	728,984,492	—	—	728,984,492
Health Care	108,971,144	—	—	108,971,144
Industrials	296,471,379	—	—	296,471,379
Information Technology	322,021,019	—	—	322,021,019
Total Equity Securities	2,565,006,132	—	—	2,565,006,132
Other
Affiliated Money Market Fund(c)	99,144,832	—	—	99,144,832
Investments of Cash Collateral Received for Securities on Loan	—	132,631,161	—	132,631,161
Total Other	99,144,832	132,631,161	—	231,775,993
Total	$2,664,150,964	$132,631,161	$—	$2,796,782,125

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,356,435,770)	$2,557,309,848
Affiliated issuers (identified cost $111,287,027)	106,841,116
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $53,998,855)	53,998,855
Repurchase agreements (identified cost $78,632,306)	78,632,306
Total investments (identified cost $2,600,353,958)	2,796,782,125
Receivable for:
Capital shares sold	1,618,528
Investments sold	24,515,049
Dividends	1,325,543
Interest	228,764
Reclaims	19,701
Total assets	2,824,489,710
Liabilities
Due upon return of securities on loan	132,631,161
Payable for:
Investments purchased	31,461,458
Capital shares purchased	6,606,356
Investment management fees	47,641
Distribution and service fees	21,620
Transfer agent fees	773,509
Administration fees	15,961
Other expenses	597,736
Total liabilities	172,155,442
Net assets applicable to outstanding capital stock	$2,652,334,268

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$4,569,413,320
Excess of distributions over net investment income	(7,531,028)
Accumulated net realized loss	(2,105,974,257)
Unrealized appreciation (depreciation) on:
Investments	196,428,167
Foreign currency translations	(1,934)
Total — representing net assets applicable to outstanding capital stock	$2,652,334,268
*Value of securities on loan	$128,480,547
Net assets applicable to outstanding shares
Class A	$1,107,998,193
Class B	$79,072,182
Class C	$417,813,511
Class R	$31,112,149
Class Z	$1,016,338,233
Shares outstanding
Class A	92,000,693
Class B	7,076,426
Class C	37,397,861
Class R	2,606,767
Class Z	82,452,600
Net asset value per share
Class A(a)	$12.04
Class B	$11.17
Class C	$11.17
Class R	$11.94
Class Z	$12.33

(a)  The maximum offering price per share for Class A is $12.77. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia Marsico 21st Century Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$15,562,739
Interest	19,282
Dividends from affiliates	1,770,473
Income from securities lending — net	228,764
Total income	17,581,258
Expenses:
Investment management fees	10,784,120
Distribution fees
Class B	370,198
Class C	1,970,080
Class R	92,617
Service fees
Class B	123,399
Class C	656,693
Distribution and service fees — Class A	1,838,780
Transfer agent fees
Class A	1,317,574
Class B	90,125
Class C	478,723
Class R	34,300
Class Z	1,157,218
Administration fees	3,633,214
Compensation of board members	17,071
Pricing and bookkeeping fees	59,721
Custodian fees	168,082
Printing and postage fees	343,125
Registration fees	103,959
Professional fees	38,341
Line of credit interest expense	1,678
Chief compliance officer expenses	385
Other	53,875
Total expenses	23,333,278
Earnings credits on cash balances	(10)
Total net expenses	23,333,268
Net investment loss	(5,752,010)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	195,891,186
Investments — affiliated issuers	(509,914)
Foreign currency transactions	(1,911,193)
Forward foreign currency exchange contracts	(280,156)
Net realized gain	193,189,923
Net change in unrealized appreciation (depreciation) on:
Investments	(700,748,445)
Foreign currency translations	4,384
Net change in unrealized depreciation	(700,744,061)
Net realized and unrealized loss	(507,554,138)
Net decrease in net assets from operations	$(513,306,148)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia Marsico 21st Century Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment loss	$(5,752,010)	$(19,485,393)
Net realized gain	193,189,923	630,957,266
Net change in unrealized appreciation (depreciation)	(700,744,061)	113,691,781
Net increase (decrease) in net assets resulting from operations	(513,306,148)	725,163,654
Decrease in net assets from share transactions	(529,489,904)	(851,360,944)
Total decrease in net assets	(1,042,796,052)	(126,197,290)
Net assets at beginning of period	3,695,130,320	3,821,327,610
Net assets at end of period	$2,652,334,268	$3,695,130,320
Excess of distributions over net investment income	$(7,531,028)	$(1,779,018)

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia Marsico 21st Century Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,391,098	59,998,508	13,938,171	173,735,086
Redemptions	(32,735,022)	(448,095,997)	(64,980,007)	(805,949,132)
Net decrease	(28,343,924)	(388,097,489)	(51,041,836)	(632,214,046)
Class B shares
Subscriptions	22,440	274,613	80,425	948,498
Redemptions	(1,281,472)	(16,115,307)	(2,495,480)	(28,921,410)
Net decrease	(1,259,032)	(15,840,694)	(2,415,055)	(27,972,912)
Class C shares
Subscriptions	705,595	8,997,374	2,018,356	23,544,061
Redemptions	(7,603,330)	(95,648,974)	(18,259,296)	(211,083,337)
Net decrease	(6,897,735)	(86,651,600)	(16,240,940)	(187,539,276)
Class R shares
Subscriptions	276,297	3,766,552	934,045	11,543,977
Redemptions	(536,588)	(7,320,742)	(1,665,565)	(20,572,486)
Net decrease	(260,291)	(3,554,190)	(731,520)	(9,028,509)
Class Z shares
Subscriptions	19,648,385	279,082,197	34,981,539	442,143,636
Redemptions	(22,864,848)	(314,428,128)	(34,401,341)	(436,749,837)
Net increase (decrease)	(3,216,463)	(35,345,931)	580,198	5,393,799
Total net decrease	(39,977,445)	(529,489,904)	(69,849,153)	(851,360,944)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Marsico 21st Century Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$14.22		$11.63		$7.31		$14.55		$14.28		$13.58		$10.61
Income from investment operations:
Net investment income (loss)	(0.02)		(0.06)		(0.03)		0.01		0.02		0.11	(b)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.16)		2.65		4.35		(7.25)		0.77	(c)	0.89		3.00
Total from investment operations	(2.18)		2.59		4.32		(7.24)		0.79		1.00		2.97
Less distributions to shareholders from:
Net investment income	—		—		—		—		—		(0.10)		(0.00	)(d)
Net realized gains	—		—		—		—		(0.49)		(0.20)		—
Tax return of capital	—		—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		—		(0.52)		(0.30)		(0.00	)(d)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(d)	—		—		—
Net asset value, end of period	$12.04		$14.22		$11.63		$7.31		$14.55		$14.28		$13.58
Total return	(15.33%)		22.27	%(e)	59.10%		(49.76%)		5.16%		7.59%		28.04%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.34	%(g)(l)	1.31%		1.31%		1.29%		1.22%		1.28	%(g)	1.32%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.34	%(g)(i)(l)	1.31	%(i)	1.30	%(i)	1.25	%(i)	1.20	%(i)	1.26	%(g)(j)	1.31	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.34	%(g)	1.31%		1.31%		1.29%		1.22%		1.28	%(g)	1.32%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.34	%(g)(i)	1.31	%(i)	1.30	%(i)	1.25	%(i)	1.20	%(i)	1.26	%(g)(j)	1.31	%(k)
Net investment income (loss)	(0.29	%)(g)(i)	(0.47	%)(i)	(0.35	%)(i)	0.12	%(i)	0.15	%(i)	0.84	%(g)(j)	(0.22	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$1,107,998		$1,711,839		$1,993,000		$1,967,386		$5,062,299		$2,474,268		$675,287
Portfolio turnover	55%		87%		119%		152%		113%		86%		141%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Rounds to less than $0.01.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.07%.

(k)  The benefits derived from expense reductions had an impact of 0.08%.

(l)  Includes interest expense which rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Marsico 21st Century Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$13.25		$10.91		$6.92		$13.86		$13.73		$12.99		$10.22
Income from investment operations:
Net investment income (loss)	(0.07)		(0.14)		(0.10)		(0.07)		(0.08)		0.00	(b)(c)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.01)		2.48		4.09		(6.87)		0.73	(d)	0.88		2.88
Total from investment operations	(2.08)		2.34		3.99		(6.94)		0.65		0.88		2.77
Less distributions to shareholders from:
Net investment income	—		—		—		—		—		(0.02)		—
Net realized gains	—		—		—		—		(0.49)		(0.12)		—
Tax return of capital	—		—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		—		(0.52)		(0.14)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(b)	—		—		—
Net asset value, end of period	$11.17		$13.25		$10.91		$6.92		$13.86		$13.73		$12.99
Total return	(15.70%)		21.45	%(l)	57.66%		(50.07%)		4.34%		6.88%		27.10%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09	%(f)(k)	2.06%		2.06%		2.04%		1.97%		2.03	%(f)	2.07%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.09	%(f)(h)(k)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)	2.01	%(f)(i)	2.06	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09	%(f)	2.06%		2.06%		2.04%		1.97%		2.03	%(f)	2.07%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.09	%(f)(h)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)	2.01	%(f)(i)	2.06	%(j)
Net investment loss	(1.04	%)(f)(h)	(1.21	%)(h)	(1.10	%)(h)	(0.63	%)(h)	(0.56	%)(h)	(0.02	%)(f)(i)	(0.96	%)(j)
Supplemental data
Net assets, end of period (in thousands)	$79,072		$110,427		$117,307		$95,889		$230,505		$167,144		$97,006
Portfolio turnover	55%		87%		119%		152%		113%		86%		141%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.07%.

(j)  The benefits derived from expense reductions had an impact of 0.08%.

(k)  Includes interest expense which rounds to less than 0.01%.

(l)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Marsico 21st Century Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$13.25		$10.91		$6.91		$13.86		$13.73		$12.99		$10.22
Income from investment operations:
Net investment income (loss)	(0.07)		(0.14)		(0.10)		(0.07)		(0.09)		0.01	(b)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.01)		2.48		4.10		(6.88)		0.74	(c)	0.87		2.88
Total from investment operations	(2.08)		2.34		4.00		(6.95)		0.65		0.88		2.77
Less distributions to shareholders from:
Net investment income	—		—		—		—		—		(0.02)		—
Net realized gains	—		—		—		—		(0.49)		(0.12)		—
Tax return of capital	—		—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		—		(0.52)		(0.14)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(d)	—		—		—
Net asset value, end of period	$11.17		$13.25		$10.91		$6.91		$13.86		$13.73		$12.99
Total return	(15.70%)		21.45	%(e)	57.89%		(50.14%)		4.34%		6.88%		27.10%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09	%(g)(l)	2.06%		2.06%		2.04%		1.97%		2.03	%(g)	2.07%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.09	%(g)(i)(l)	2.06	%(i)	2.05	%(i)	2.00	%(i)	1.95	%(i)	2.01	%(g)(j)	2.06	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09	%(g)	2.06%		2.06%		2.04%		1.97%		2.03	%(g)	2.07%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.09	%(g)(i)	2.06	%(i)	2.05	%(i)	2.00	%(i)	1.95	%(i)	2.01	%(g)(j)	2.06	%(k)
Net investment income (loss)	(1.04	%)(g)(i)	(1.22	%)(i)	(1.10	%)(i)	(0.63	%)(i)	(0.60	%)(i)	0.11	%(g)(j)	(0.96	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$417,814		$586,725		$660,457		$622,098		$1,418,014		$651,596		$157,286
Portfolio turnover	55%		87%		119%		152%		113%		86%		141%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Rounds to less than $0.01.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.07%.

(k)  The benefits derived from expense reductions had an impact of 0.08%.

(l)  Includes interest expense which rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Marsico 21st Century Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006(m)
Class R
Per share data
Net asset value, beginning of period	$14.11		$11.57		$7.29		$14.55		$14.32		$13.58		$12.53
Income from investment operations:
Net investment income (loss)	(0.04)		(0.09)		(0.06)		(0.02)		(0.02)		0.16	(b)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.13)		2.63		4.34		(7.24)		0.77	(c)	0.81		1.07
Total from investment operations	(2.17)		2.54		4.28		(7.26)		0.75		0.97		1.05
Less distributions to shareholders from:
Net investment income	—		—		—		—		—		(0.06)		—
Net realized gains	—		—		—		—		(0.49)		—		(0.00	)(d)
Tax return of capital	—		—		—		—		(0.03)		(0.17)		—
Total distributions to shareholders	—		—		—		—		(0.52)		(0.23)		(0.00	)(d)
Redemption fees added to paid-in-capital	—		—		—		0.00	(d)	—		—		—
Net asset value, end of period	$11.94		$14.11		$11.57		$7.29		$14.55		$14.32		$13.58
Total return	(15.38%)		21.95	%(e)	58.71%		(49.90%)		4.87%		7.38%		8.38%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.60	%(g)(l)	1.56%		1.56%		1.54%		1.47%		1.53	%(g)	1.66	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.60	%(g)(i)(l)	1.56	%(i)	1.55	%(i)	1.50	%(i)	1.45	%(i)	1.51	%(g)(j)	1.63	%(g)(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.60	%(g)	1.56%		1.56%		1.54%		1.47%		1.53	%(g)	1.66	%(g)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.60	%(g)(i)	1.56	%(i)	1.55	%(i)	1.50	%(i)	1.45	%(i)	1.51	%(g)(j)	1.63	%(g)(k)
Net investment income (loss)	(0.54	%)(g)(i)	(0.71	%)(i)	(0.59	%)(i)	(0.13	%)(i)	(0.15	%)(i)	1.25	%(g)(j)	(0.91	%)(g)(k)
Supplemental data
Net assets, end of period (in thousands)	$31,112		$40,468		$41,627		$42,429		$47,777		$4,394		$11
Portfolio turnover	55%		87%		119%		152%		113%		86%		141%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Rounds to less than $0.01.

(e)  Total return includes reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.07%.

(k)  The benefits derived from expense reductions had an impact of 0.08%.

(l)  Includes interest expense which rounds to less than 0.01%.

(m)  For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Marsico 21st Century Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Period ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$14.54		$11.86		$7.44		$14.76		$14.45		$13.76		$10.75
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.03)		(0.01)		0.05		0.07		0.13	(c)	0.00	(b)
Net realized and unrealized gain (loss) on investments	(2.21)		2.71		4.43		(7.37)		0.76	(d)	0.91		3.04
Total from investment operations	(2.21)		2.68		4.42		(7.32)		0.83		1.04		3.04
Less distributions to shareholders from:
Net investment income	—		—		(0.00	)(b)	—		—		(0.12)		(0.03)
Net realized gains	—		—		—		—		(0.49)		(0.23)		—
Tax return of capital	—		—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		(0.00	)(b)	—		(0.52)		(0.35)		(0.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(b)	—		—		—
Net asset value, end of period	$12.33		$14.54		$11.86		$7.44		$14.76		$14.45		$13.76
Total return	(15.20%)		22.60	%(e)	59.42%		(49.59%)		5.38%		7.84%		28.33%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.09	%(g)(l)	1.06%		1.06%		1.04%		0.97%		1.03	%(g)	1.07%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.09	%(g)(i)(l)	1.06	%(i)	1.05	%(i)	1.00	%(i)	0.95	%(i)	1.01	%(g)(j)	1.06	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.09	%(g)	1.06%		1.06%		1.04%		0.97%		1.03	%(g)	1.07%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.09	%(g)(i)	1.06	%(i)	1.05	%(i)	1.00	%(i)	0.95	%(i)	1.01	%(g)(j)	1.06	%(k)
Net investment income (loss)(h)	(0.04	%)(g)(i)	(0.20	%)(i)	(0.10	%)(i)	0.37	%(i)	0.41	%(i)	1.03	%(g)(j)	0.04	%(k)
Supplemental data
Net assets, end of period (in thousands)	$1,016,338		$1,245,671		$1,008,937		$870,875		$1,614,313		$732,508		$274,594
Portfolio turnover	55%		87%		119%		152%		113%		86%		141%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.07%.

(k)  The benefits derived from expense reductions had an impact of 0.08%.

(l)  Includes interest expense which rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Marsico 21st Century Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities

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Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations)

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Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.64% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fee through June 30, 2012. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund would be calculated as follows:

Average Daily Net Assets*	Management Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*  For purposes of the calculation, "Assets" are aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

For the six months ended August 31, 2011, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with

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Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $3,339.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the

20

Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $200,071 for Class A, $85,360 for Class B and $4,746 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class R	1.70
Class Z	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.20% of the Fund's average daily net assets on an annualized basis.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $2,600,354,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Unrealized appreciation	$398,711,000
Unrealized depreciation	(202,283,000)
Net unrealized appreciation	$196,428,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$655,806,039
2018	1,526,982,692
Total	$2,182,788,731

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Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,793,524,807 and $2,233,445,814, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $128,480,547 were on loan, secured by cash collateral of $132,631,161 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Delete if not applicable: Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 11, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest

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Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 11, 2011, these credits reduced total expenses by $10.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011 two shareholder accounts owned 28.1% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended August 31, 2011, the average daily loan balance outstanding on days when borrowing existed was $8,300,000 at a weighted average interest rate of 1.455%.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The

23

Columbia Marsico 21st Century Fund, August 31, 2011 (Unaudited)

plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico 21st Century Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Marsico 21st Century Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1235 C (10/11)

Columbia Marsico Focused Equities Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	15

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Marsico Focused Equities Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	Z
Inception	12/31/97		12/31/97		12/31/97		09/27/10	12/31/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–6.88	–12.25	–7.26	–11.90	–7.24	–8.17	–6.45	–6.78
1-year	21.93	14.89	21.02	16.02	21.08	20.08	n/a	22.24
5-year	2.51	1.30	1.74	1.36	1.74	1.74	n/a	2.77
10-year/Life	4.44	3.82	3.65	3.65	3.66	3.66	9.54	4.70

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I shares were initially offered on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–6.88%

Class A shares (without sales charge)

–7.23%

S&P 500 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	21.91
Class B	19.92
Class C	19.99
Class I	22.49
Class Z	22.42

Sector Breakdown2

as of 08/31/11 (%)
Consumer Discretionary	22.2
Consumer Staples	3.5
Energy	8.4
Financials	2.6
Health Care	6.4
Industrials	14.6
Information Technology	18.7
Materials	7.5
Other[3]	12.8

2  Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

3Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Marsico Focused Equities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	931.20	1,018.50	6.41	6.70	1.32
Class B	1,000.00	1,000.00	927.40	1,014.73	10.03	10.48	2.07
Class C	1,000.00	1,000.00	927.60	1,014.73	10.03	10.48	2.07
Class I	1,000.00	1,000.00	935.50	1,020.56	4.43	4.62	0.91
Class Z	1,000.00	1,000.00	932.20	1,019.76	5.20	5.43	1.07

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Marsico Focused Equities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 86.9%
CONSUMER DISCRETIONARY 23.0%
Hotels, Restaurants & Leisure 10.3%
Chipotle Mexican Grill, Inc.(a)	111,217	$34,852,071
McDonald's Corp.	248,285	22,459,861
Starbucks Corp.	2,329,933	89,982,012
Wynn Resorts Ltd.	703,534	108,850,781
Total		256,144,725
Internet & Catalog Retail 8.2%
Amazon.com, Inc.(a)	418,192	90,032,556
priceline.com, Inc.(a)	211,830	113,807,786
Total		203,840,342
Media 3.5%
British Sky Broadcasting Group PLC(b)	2,305,046	24,714,468
Time Warner, Inc.	1,971,857	62,428,992
Total		87,143,460
Multiline Retail 0.6%
Dollar General Corp.(a)	377,126	13,802,812
Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	120,517	10,442,798
TOTAL CONSUMER DISCRETIONARY		571,374,137
CONSUMER STAPLES 3.6%
Food Products 3.6%
Mead Johnson Nutrition Co.	1,263,759	90,042,829
TOTAL CONSUMER STAPLES		90,042,829
ENERGY 8.7%
Energy Equipment & Services 3.2%
Halliburton Co.	1,816,561	80,600,812
Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	492,901	36,351,449
Kinder Morgan, Inc.	1,355,973	35,051,902
Occidental Petroleum Corp.	743,805	64,517,645
Total		135,920,996
TOTAL ENERGY		216,521,808
FINANCIALS 2.8%
Consumer Finance 2.8%
American Express Co.	1,387,373	68,966,312
TOTAL FINANCIALS		68,966,312
HEALTH CARE 6.6%
Biotechnology 2.3%
Biogen Idec, Inc.(a)	612,759	57,721,898
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.(a)	897,613	33,094,991
Pharmaceuticals 3.0%
Allergan, Inc.	898,990	73,546,372
TOTAL HEALTH CARE		164,363,261

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS 15.1%
Aerospace & Defense 4.9%
Goodrich Corp.	720,510	$64,255,082
Precision Castparts Corp.	350,903	57,495,456
Total		121,750,538
Industrial Conglomerates 2.4%
Danaher Corp.	1,285,019	58,866,720
Machinery 4.5%
Cummins, Inc.	654,410	60,807,777
Eaton Corp.	1,184,871	50,890,210
Total		111,697,987
Road & Rail 3.3%
Union Pacific Corp.	903,852	83,308,039
TOTAL INDUSTRIALS		375,623,284
INFORMATION TECHNOLOGY 19.3%
Computers & Peripherals 5.6%
Apple, Inc.(a)	362,252	139,405,437
Internet Software & Services 4.9%
Baidu, Inc., ADR(a)(b)	846,112	123,346,208
IT Services 6.0%
Accenture PLC, Class A(b)	1,234,149	66,138,045
Visa, Inc., Class A	935,574	82,218,243
Total		148,356,288
Software 2.8%
Oracle Corp.	2,496,302	70,071,197
TOTAL INFORMATION TECHNOLOGY		481,179,130
MATERIALS 7.8%
Chemicals 5.7%
Dow Chemical Co. (The)	1,750,970	49,815,096
Monsanto Co.	1,122,148	77,349,662
Praxair, Inc.	148,834	14,658,661
Total		141,823,419
Metals & Mining 2.1%
Freeport-McMoRan Copper & Gold, Inc.	1,090,155	51,389,906
TOTAL MATERIALS		193,213,325
Total Common Stocks (Cost: $1,695,674,912)		$2,161,284,086
Money Market Fund 13.3%
Columbia Short-Term Cash Fund, 0.139%(c)(d)	330,931,748	$330,931,748
Total Money Market Fund (Cost: $330,931,748)		$330,931,748
Total Investments (Cost: $2,026,606,660)		$2,492,215,834
Other Assets & Liabilities, Net		(4,443,429)
Net Assets		$2,487,772,405

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Marsico Focused Equities Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $214,198,721 or 8.61% of net assets.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$488,923,223	$(157,991,475)	$—	$330,931,748	$31,183	$330,931,748

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Marsico Focused Equities Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$546,659,669	$24,714,468	$—	$571,374,137
Consumer Staples	90,042,829	—	—	90,042,829
Energy	216,521,808	—	—	216,521,808
Financials	68,966,312	—	—	68,966,312
Health Care	164,363,261	—	—	164,363,261
Industrials	375,623,284	—	—	375,623,284
Information Technology	481,179,130	—	—	481,179,130
Materials	193,213,325	—	—	193,213,325
Total Equity Securities	2,136,569,618	24,714,468	—	2,161,284,086
Other
Affiliated Money Market Fund(c)	330,931,748	—	—	330,931,748
Total Other	330,931,748	—	—	330,931,748
Total	$2,467,501,366	$24,714,468	$—	$2,492,215,834

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Assets and Liabilities – Columbia Marsico Focused Equities Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,695,674,912)	$2,161,284,086
Affiliated issuers (identified cost $330,931,748)	330,931,748
Total investments (identified cost $2,026,606,660)	2,492,215,834
Receivable for:
Capital shares sold	3,099,951
Investments sold	8,027,569
Dividends	2,018,647
Total assets	2,505,362,001
Liabilities
Disbursements in excess of cash	3,808
Foreign currency (identified cost $3,742)	3,767
Payable for:
Investments purchased	13,757,322
Capital shares purchased	3,126,474
Investment management fees	44,835
Distribution and service fees	15,684
Transfer agent fees	79,996
Administration fees	14,933
Other expenses	542,777
Total liabilities	17,589,596
Net assets applicable to outstanding capital stock	$2,487,772,405
Represented by
Paid-in capital	$2,018,032,918
Excess of distributions over net investment income	(1,257,005)
Accumulated net realized gain	5,387,343
Unrealized appreciation (depreciation) on:
Investments	465,609,174
Foreign currency translations	(25)
Total — representing net assets applicable to outstanding capital stock	$2,487,772,405
Net assets applicable to outstanding shares
Class A	$1,145,569,003
Class B	$29,226,520
Class C	$258,752,306
Class I	$2,721
Class Z	$1,054,221,855
Shares outstanding
Class A	52,287,331
Class B	1,466,962
Class C	12,946,825
Class I	121
Class Z	47,022,284
Net asset value per share
Class A(a)	$21.91
Class B	$19.92
Class C	$19.99
Class I	$22.49
Class Z	$22.42

(a)  The maximum offering price per share for Class A is $23.25. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Operations – Columbia Marsico Focused Equities Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$16,423,020
Interest	12,534
Dividends from affiliates	31,183
Total income	16,466,737
Expenses:
Investment management fees	8,917,438
Distribution fees
Class B	141,710
Class C	1,081,893
Service fees
Class B	47,237
Class C	360,625
Distribution and service fees—Class A	1,594,553
Transfer agent fees
Class A	998,578
Class B	29,912
Class C	226,151
Class Z	868,599
Administration fees	2,936,003
Compensation of board members	28,392
Pricing and bookkeeping fees	57,903
Custodian fees	47,253
Printing and postage fees	272,490
Registration fees	45,595
Professional fees	39,806
Chief compliance officer expenses	392
Other	30,146
Total expenses	17,724,676
Earnings credits on cash balances	(934)
Total net expenses	17,723,742
Net investment loss	(1,257,005)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	157,660,794
Foreign currency transactions	(65,795)
Forward foreign currency exchange contracts	68,717
Net realized gain	157,663,716
Net change in unrealized appreciation (depreciation) on:
Investments	(346,027,622)
Foreign currency translations	(25)
Net change in unrealized depreciation	(346,027,647)
Net realized and unrealized loss	(188,363,931)
Net decrease in net assets from operations	$(189,620,936)

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Changes in Net Assets – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)(b)
Operations
Net investment income (loss)	$(1,257,005)	$451,679
Net realized gain	157,663,716	355,221,185
Net change in unrealized appreciation (depreciation)	(346,027,647)	234,751,445
Net change in net assets resulting from operations	(189,620,936)	590,424,309
Distributions to shareholders from:
Net investment income
Class I	—	(7,895)
Class Z	—	(1,790,234)
Total distributions to shareholders	—	(1,798,129)
Decrease in net assets from share transactions	(172,725,398)	(694,899,268)
Total decrease in net assets	(362,346,334)	(106,273,088)
Net assets at beginning of period	2,850,118,739	2,956,391,827
Net assets at end of period	$2,487,772,405	$2,850,118,739
Undistributed (excess of distributions over) net investment income	$(1,257,005)	$—

(a)  Class I shares commenced operations on September 27, 2010.

(b)  Class I shares reflect activity for the period September 27, 2010 through February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Changes in Net Assets (continued) – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)(b)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	5,049,722	116,485,499	9,963,643	207,634,441
Redemptions	(10,988,542)	(255,915,215)	(35,990,551)	(723,569,817)
Net decrease	(5,938,820)	(139,429,716)	(26,026,908)	(515,935,376)
Class B shares
Subscriptions	8,270	172,065	13,532	260,647
Redemptions	(645,286)	(13,460,681)	(1,513,860)	(28,578,982)
Net decrease	(637,016)	(13,288,616)	(1,500,328)	(28,318,335)
Class C shares
Subscriptions	253,025	5,308,129	687,503	13,179,244
Redemptions	(1,454,090)	(30,574,330)	(3,573,230)	(67,265,749)
Net decrease	(1,201,065)	(25,266,201)	(2,885,727)	(54,086,505)
Class I shares
Subscriptions	32,484	791,497	1,269,141	29,036,582
Distributions reinvested	—	—	343	7,887
Redemptions	(1,232,495)	(29,338,949)	(69,352)	(1,626,838)
Net increase (decrease)	(1,200,011)	(28,547,452)	1,200,132	27,417,631
Class Z shares
Subscriptions	6,406,539	154,599,827	11,640,322	247,955,191
Distributions reinvested	—	—	59,617	1,370,596
Redemptions	(5,164,237)	(120,793,240)	(17,270,945)	(373,302,470)
Net increase (decrease)	1,242,302	33,806,587	(5,571,006)	(123,976,683)
Total net decrease	(7,734,610)	(172,725,398)	(34,783,837)	(694,899,268)

(a)  Class I shares commenced operations on September 27, 2010.

(b)  Class I shares reflect activity for the period September 27, 2010 through February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Financial Highlights – Columbia Marsico Focused Equities Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended August 31, 2011		Year ended February 28,			Year ended February 29,		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008(a)(c)(d)		2007(d)	2006(b)(d)
Class A
Per share data
Net asset value, beginning of period	$23.53		$18.99	$12.76	$21.59	$21.81		$21.10	$17.67
Income from investment operations:
Net investment income (loss)	(0.01)		— (e)	0.01	0.07	0.02		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.61)		4.54	6.25	(8.86)	0.02		0.75	3.48
Total from investment operations	(1.62)		4.54	6.26	(8.79)	0.04		0.71	3.43
Less distributions to shareholders from:
Net investment income	—		—	(0.02)	(0.04)	—		—	—
Net realized gains	—		—	—	—	(0.26)		—	—
Tax return of capital	—		—	(0.01)	—	—		—	—
Total distributions to shareholders	—		—	(0.03)	(0.04)	(0.26)		—	—
Proceeds from regulatory settlement	—		—	0.00 (e)	—	—		—	—
Net asset value, end of period	$21.91		$23.53	$18.99	$12.76	$21.59		$21.81	$21.10
Total return	(6.88%)		23.91%	49.12%	(40.73%)	0.00	%(j)	3.36%	19.41%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)(f)	1.32	%(g)	1.30%	1.31%	1.31%	1.25	%(g)	1.28%	1.30%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(h)	1.32	%(g)	1.30%	1.30%	1.26%	1.22	%(g)	1.24%	1.22	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)	1.32	%(g)	1.30%	1.31%	1.31%	1.25	%(g)	1.28%	1.30%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(h)	1.32	%(g)	1.30%	1.30%	1.26%	1.22	%(g)	1.24%	1.22	%(i)
Net investment income (loss)(f)	(0.11	%)(g)	0.01%	0.03%	0.37%	0.11	%(g)	(0.19%)	(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$1,145,569		$1,370,199	$1,599,661	$1,312,382	$2,524,540		$2,488,288	$2,061,076
Portfolio turnover	56%		77%	77%	85%	—	(j)(k)	—	—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	—	—	82%		52%	71%
Notes to Financial Highlights

(a)  The Fund changed its fiscal year from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective August 22, 2005, Investor A shares were renamed Class A shares.

(c)  Effective February 28, 2008,, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.02%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights (continued) – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011		Year ended February 28,				Year ended February 29,		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008(a)(c)(d)		2007(d)	2006(b)(d)
Class B
Per share data
Net asset value, beginning of period	$21.48		$17.46	$11.80	$20.07		$20.42		$19.91	$16.80
Income from investment operations:
Net investment loss	(0.09)		(0.14)	(0.11)	(0.07)		(0.13)		(0.17)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.47)		4.16	5.77	(8.20)		0.04		0.68	3.29
Total from investment operations	(1.56)		4.02	5.66	(8.27)		(0.09)		0.51	3.11
Less distributions to shareholders from:
Net realized gains	—		—	—	—		(0.26)		—	—
Tax return of capital	—		—	0.00 (e)	—		—		—	—
Total distributions to shareholders	—		—	0.00 (e)	—		(0.26)		—	—
Proceeds from regulatory settlement	—		—	0.00 (e)	—		—		—	—
Net asset value, end of period	$19.92		$21.48	$17.46	$11.80		$20.07		$20.42	$19.91
Total return	(7.26%)		23.02%	48.02%	(41.21%)		(0.64%)		2.56%	18.51%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)(f)	2.07	%(g)	2.05%	2.06%	2.06	%(g)	2.00%		2.03%	2.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(h)	2.07	%(g)	2.05%	2.05%	2.01%		1.97	%(g)	1.99%	1.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)	2.07	%(g)	2.05%	2.06%	2.06%		2.00	%(g)	2.03%	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(h)	2.07	%(g)	2.05%	2.05%	2.01%		1.97	%(g)	1.99%	1.97	%(i)
Net investment loss(f)	(0.85	%)(g)	(0.74%)	(0.72%)	(0.40%)		(0.67	%)(g)	(0.85%)	(1.01%)
Supplemental data
Net assets, end of period (in thousands)	$29,227		$45,196	$62,935	$64,937		$196,114		$348,836	$509,933
Portfolio turnover	56%		77%	77%	85%		—	(j)(k)	—	—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	—	—		82%		52%	71%
Notes to Financial Highlights

(a)  The Fund changed its fiscal year from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective August 22, 2005, Investor B shares were renamed Class B shares.

(c)  Effective February 28, 2008,, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.02%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011		Year ended February 28,			Year ended February 29,		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008(a)(c)(d)		2007(d)	2006(b)(d)
Class C
Per share data
Net asset value, beginning of period	$21.55		$17.52	$11.84	$20.13	$20.49		$19.97	$16.85
Income from investment operations:
Net investment loss	(0.01)		(0.14)	(0.11)	(0.07)	(0.15)		(0.18)	(0.19)
Net realized and unrealized gain (loss) on investments	(1.55)		4.17	5.79	(8.22)	0.05		0.70	3.31
Total from investment operations	(1.56)		4.03	5.68	(8.29)	(0.10)		0.52	3.12
Less distributions to shareholders from:
Net realized gains	—		—	—	—	(0.26)		—	—
Tax return of capital	—		—	0.00 (e)	—	—		—	—
Total distributions to shareholders	—		—	0.00 (e)	—	(0.26)		—	—
Proceeds from regulatory settlement	—		—	0.00 (e)	—	—		—	—
Net asset value, end of period	$19.99		$21.55	$17.52	$11.84	$20.13		$20.49	$19.97
Total return	(7.24%)		23.00%	48.02%	(41.18%)	(0.69%)		2.60%	18.52%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)(f)	2.07	%(g)	2.05%	2.06%	2.06%	2.00	%(g)	2.03%	2.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(h)	2.07	%(g)	2.05%	2.05%	2.01%	1.97	%(g)	1.99%	1.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)	2.07	%(g)	2.05%	2.06%	2.06%	2.00	%(g)	2.03%	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(h)	2.07	%(g)	2.05%	2.05%	2.01%	1.97	%(g)	1.99%	1.97	%(i)
Net investment loss(f)	(0.86	%)(g)	(0.73%)	(0.72%)	(0.38%)	(0.74	%)(g)	(0.92%)	(1.01%)
Supplemental data
Net assets, end of period (in thousands)	$258,752		$304,857	$298,344	$258,191	$522,644		$582,805	$532,250
Portfolio turnover	56%		77%	77%	85%	—	(j)(k)	—	—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	—	—	82%		52%	71%
Notes to Financial Highlights

(a)  The Fund changed its fiscal year from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective August 22, 2005, Investor C shares were renamed Class C shares.

(c)  Effective February 28, 2008,, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.02%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$24.04		$20.59
Income from investment operations:
Net investment income	0.05		—	(b)
Net realized and unrealized gain (loss) on investments	(1.60)		3.52
Total from investment operations	(1.55)		3.52
Less distributions to shareholders from:
Net investment income	—		(0.07)
Net asset value, end of period	$22.49		$24.04
Total return	(6.45%)		17.09%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	0.91	%(d)	0.89	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	0.91	%(d)	0.89	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(c)	0.91	%(d)	0.89	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(e)	0.91	%(d)	0.89	%(d)
Net investment income(c)	0.44	%(d)	—	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$28,852
Portfolio turnover	56%		77%
Notes to Financial Highlights

(a)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.01.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(f)  Rounds to less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Marsico Focused Equities Fund

	Six months ended August 31, 2011		Year ended February 28,				Year ended February 29,		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008(a)(c)(d)		2007(d)	2006(b)(d)
Class Z
Per share data
Net asset value, beginning of period	$24.05		$19.39	$13.02	$22.06		$22.22		$21.45	$17.92
Income from investment operations:
Net investment income	0.02		0.06	0.05	0.13		0.09		0.01	0.00	(e)
Net realized and unrealized gain (loss) on investments	(1.65)		4.64	6.39	(9.07)		0.01		0.76	3.53
Total from investment operations	(1.63)		4.70	6.44	(8.94)		0.10		0.77	3.53
Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.05)	(0.10)		—		—	—
Net realized gains	—		—	—	—		(0.26)		—	—
Tax return of capital	—		—	(0.02)	—		—		—	—
Total distributions to shareholders	—		(0.04)	(0.07)	(0.10)		(0.26)		—	—
Proceeds from regulatory settlement	—		—	0.00 (e)	—		—		—	—
Net asset value, end of period	$22.42		$24.05	$19.39	$13.02		$22.06		$22.22	$21.45
Total return	(6.78%)		24.23%	49.53%	(40.60%)		0.27%		3.59%	19.70%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)(f)	1.07	%(g)	1.05%	1.06%	1.06%		1.00	%(g)	1.03%	1.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(h)	1.07	%(g)	1.05%	1.05%	1.01	%(g)	0.97%		0.99%	0.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)	1.07	%(g)	1.05%	1.06%	1.06%		1.00	%(g)	1.03%	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(h)	1.07	%(g)	1.05%	1.05%	1.01%		0.97	%(g)	0.99%	0.97	%(i)
Net investment income (loss)(f)	0.14	%(g)	0.28%	0.28%	0.65%		0.40	%(g)	0.06%	(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$1,054,222		$1,101,015	$995,452	$874,565		$1,285,252		$1,247,610	$1,022,812
Portfolio turnover	56%		77%	77%	85%		—	(j)(k)	—	—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	—	—		82%		52%	71%
Notes to Financial Highlights

(a)  The Fund changed its fiscal year from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective August 22, 2005, Primary A shares were renamed Class Z shares.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(i)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.02%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Notes to Financial Statements – Columbia Marsico Focused Equities Fund
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Fair Values of Derivative Instruments at August 31, 2011

At August 31, 2011, the Fund had no outstanding derivatives.

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign currency exchange rate risk	$68,717

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign currency exchange rate risk	$—

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	6

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser. See Subadvisory Agreement below. The Management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.66% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fee through June 30, 2012. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Management Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

For the six months ended August 31, 2011, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $2,744.

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $94,254 for Class A, $10,088 for Class B and $1,481 for Class C for the six months ended August 31, 2011.

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011,the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.02
Class Z	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.08
Class Z	1.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $2,026,606,660 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$532,343,000
Unrealized depreciation	66,734,000
Net unrealized app/depreciation	$465,609,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$118,149,360

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,464,125,740 and $1,781,220,369, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Prior to July 11, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 11, 2011, these credits reduced total expenses by $934.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

Note 9. Shareholder Concentration

At August 31, 2011 one shareholder account owned 22.0% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Note 11. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8,

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Columbia Marsico Focused Equities Fund, August 31, 2011 (Unaudited)

2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico Focused Equities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Marsico Focused Equities Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1245 C (10/11)

Columbia Marsico Growth Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	18

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Marsico Growth Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I
Inception	12/31/97		12/31/97		12/31/97		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–6.23	–11.61	–6.58	–11.25	–6.62	–7.55	–6.08
1-year	23.57	16.47	22.64	17.64	22.61	21.61	n/a
5-year	1.84	0.64	1.08	0.70	1.08	1.08	n/a
10-year/Life	3.84	3.23	3.07	3.07	3.07	3.07	10.88

Average annual total return as of 08/31/11 (%)

Share class	R	W	Z
Inception	01/23/06	09/27/10	12/31/97
Sales charge	without	without	without
6-month (cumulative)	–6.35	–6.27	–6.12
1-year	23.26	n/a	23.92
5-year	1.58	n/a	2.10
10-year/Life	3.68	10.51	4.10

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees and Class W shares are sold at net asset value with service (Rule 12b-1) fees. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class

Class I shares and Class W shares were initially offered on September 27, 2010.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and Class R shares. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–6.23%

Class A shares (without sales charge)

–7.23%

S&P 500 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	19.87
Class B	18.04
Class C	18.06
Class I	20.24
Class R	19.61
Class W	19.87
Class Z	20.25

Portfolio Breakdown1

as of 08/31/11 (%)
Consumer Discretionary	35.1
Consumer Staples	4.8
Energy	7.5
Financials	2.1
Health Care	4.0
Industrials	10.8
Information Technology	17.3
Materials	10.3
Other[2]	8.1

1  Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

2  Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Marsico Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	937.70	1,018.75	6.19	6.44	1.27
Class B	1,000.00	1,000.00	934.20	1,014.93	9.87	10.28	2.03
Class C	1,000.00	1,000.00	933.80	1,014.93	9.87	10.28	2.03
Class I	1,000.00	1,000.00	939.20	1,020.66	4.34	4.52	0.89
Class R	1,000.00	1,000.00	936.50	1,017.50	7.40	7.71	1.52
Class W	1,000.00	1,000.00	937.30	1,019.00	5.94	6.19	1.22
Class Z	1,000.00	1,000.00	938.80	1,019.96	5.02	5.23	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 93.2%
CONSUMER DISCRETIONARY 35.8%
Distributors 0.6%
Li & Fung Ltd.(a)	10,886,000	$19,636,982
Diversified Consumer Services 0.4%
Sotheby's	353,635	13,158,758
Hotels, Restaurants & Leisure 10.6%
McDonald's Corp.	1,017,549	92,047,483
Starbucks Corp.	2,296,223	88,680,132
Wynn Resorts Ltd.	577,113	89,290,923
Yum! Brands, Inc.	1,340,746	72,896,360
Total		342,914,898
Internet & Catalog Retail 7.3%
Amazon.com, Inc.(b)	450,243	96,932,815
priceline.com, Inc.(b)	257,058	138,106,981
Total		235,039,796
Media 2.7%
British Sky Broadcasting Group PLC(a)	1,639,648	17,580,138
Time Warner, Inc.	2,142,740	67,839,149
Total		85,419,287
Specialty Retail 6.6%
AutoZone, Inc.(b)	39,141	12,016,287
O'Reilly Automotive, Inc.(b)	520,220	33,751,873
Tiffany & Co.	587,178	42,253,329
TJX Companies, Inc.	2,298,201	125,527,739
Total		213,549,228
Textiles, Apparel & Luxury Goods 7.6%
Cie Financiere Richemont SA, ADR(a)	16,540,078	94,940,048
Coach, Inc.	882,120	49,592,786
Nike, Inc., Class B	1,147,726	99,450,458
Total		243,983,292
TOTAL CONSUMER DISCRECTIONARY		1,153,702,241
CONSUMER STAPLES 4.9%
Food Products 3.1%
Green Mountain Coffee Roasters, Inc.(b)	492,456	51,579,841
Mead Johnson Nutrition Co.	671,290	47,829,413
Total		99,409,254
Personal Products 1.8%
Estee Lauder Companies, Inc. (The), Class A	597,811	58,382,222
TOTAL CONSUMER STAPLES		157,791,476
ENERGY 7.6%
Energy Equipment & Services 4.0%
Halliburton Co.	2,224,090	98,682,874
National Oilwell Varco, Inc.	483,302	31,955,928
Total		130,638,802
Oil, Gas & Consumable Fuels 3.6%
Anadarko Petroleum Corp.	319,123	23,535,321
Continental Resources, Inc.(b)	343,301	19,187,093
Occidental Petroleum Corp.	836,658	72,571,715
Total		115,294,129
TOTAL ENERGY		245,932,931
FINANCIALS 1.5%
Commercial Banks 1.5%
U.S. Bancorp	2,142,596	49,729,653
TOTAL FINANCIALS		49,729,653

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE 4.1%
Biotechnology 1.9%
Biogen Idec, Inc.(b)	653,032	$61,515,615
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.(b)	1,134,330	41,822,747
Pharmaceuticals 0.9%
Allergan, Inc.	330,431	27,032,560
TOTAL HEALTH CARE		130,370,922
INDUSTRIALS 11.1%
Aerospace & Defense 2.5%
Precision Castparts Corp.	481,685	78,924,087
Electrical Equipment 1.5%
Rockwell Automation, Inc.	776,442	49,793,226
Industrial Conglomerates 1.8%
Danaher Corp.	1,280,662	58,667,126
Machinery 3.0%
Cummins, Inc.	468,205	43,505,609
Eaton Corp.	1,200,914	51,579,256
Total		95,084,865
Road & Rail 2.3%
Union Pacific Corp.	800,035	73,739,226
TOTAL INDUSTRIALS		356,208,530
INFORMATION TECHNOLOGY 17.7%
Computers & Peripherals 4.2%
Apple, Inc.(b)	347,662	133,790,768
Internet Software & Services 5.6%
Baidu, Inc., ADR(a)(b)	870,735	126,935,748
Google, Inc., Class A(b)	59,018	31,926,377
Youku.com, Inc., ADR(a)(b)	878,177	22,015,898
Total		180,878,023
IT Services 3.0%
Visa, Inc., Class A	1,095,782	96,297,322
Software 4.9%
Check Point Software Technologies Ltd.(a)(b)	564,247	30,717,607
Oracle Corp.	2,386,753	66,996,157
Red Hat, Inc.(b)	686,740	27,153,699
Salesforce.com, Inc.(b)	256,872	33,072,270
Total		157,939,733
TOTAL INFORMATION TECHNOLOGY		568,905,846
MATERIALS 10.5%
Chemicals 10.1%
Dow Chemical Co. (The)	2,183,283	62,114,402
Monsanto Co.	1,497,038	103,190,829
PPG Industries, Inc.	864,222	66,190,763
Praxair, Inc.	957,721	94,325,941
Total		325,821,935
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	291,332	13,733,390
TOTAL MATERIALS		339,555,325
Total Common Stocks (Cost: $2,317,865,718)		$3,002,196,924

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000%	687,425	$19,935,325
TOTAL FINANCIALS		19,935,325
Total Preferred Stocks (Cost: $13,207,874)		$19,935,325

	Shares	Value
Money Market Fund 8.3%
Columbia Short-Term Cash Fund, 0.162%(c)(d)	265,922,514	$265,922,514
Total Money Market Fund (Cost: $265,922,514)		$265,922,514
Total Investments (Cost: $2,596,996,106)		$3,288,054,763
Other Assets & Liabilities, Net		(69,039,235)
Net Assets		$3,219,015,528

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $311,826,421 or 9.69% of net assets.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$529,006,524	$(263,084,010)	$—	$265,922,514	$27,147	$265,922,514

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$1,021,545,073	$132,157,168	$—	$1,153,702,241
Consumer Staples	157,791,476	—	—	157,791,476
Energy	245,932,931	—	—	245,932,931
Financials	49,729,653	—	—	49,729,653
Health Care	130,370,922	—	—	130,370,922
Industrials	356,208,530	—	—	356,208,530
Information Technology	568,905,846	—	—	568,905,846
Materials	339,555,325	—	—	339,555,325
Preferred Stocks
Financials	19,935,325	—	—	19,935,325
Total Equity Securities	2,889,975,081	132,157,168	—	3,022,132,249
Other
Affiliated Money Market Fund(c)	265,922,514	—	—	265,922,514
Total Other	265,922,514	—	—	265,922,514
Total	$3,155,897,595	$132,157,168	$—	$3,288,054,763

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR and ETF movements.

Financial assets were transferred from Level 1 to Level 2 as the price for these assets were obtained using observable evaluated market inputs.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  The amount of securities transferred out of Level 1 into Level 2 during the period was $43,751,126.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Assets and Liabilities – Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,331,073,592)	$3,022,132,249
Affiliated issuers (identified cost $265,922,514)	265,922,514
Total investments (identified cost $2,596,996,106)	3,288,054,763
Cash	951
Receivable for:
Capital shares sold	2,377,217
Investments sold	51,931,723
Dividends	4,103,165
Total assets	3,346,467,819
Liabilities
Foreign currency (cost $1,933)	1,915
Payable for:
Investments purchased	115,682,238
Capital shares purchased	10,970,360
Investment management fees	56,794
Distribution and service fees	15,405
Transfer agent fees	103,202
Administration fees	19,360
Chief compliance officer expenses	343
Other expenses	602,674
Total liabilities	127,452,291
Net assets applicable to outstanding capital stock	$3,219,015,528

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities (continued) – Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$3,146,905,958
Undistributed net investment income	814,350
Accumulated net realized loss	(619,763,722)
Unrealized appreciation (depreciation) on:
Investments	691,058,657
Foreign currency translations	285
Total — representing net assets applicable to outstanding capital stock	$3,219,015,528
Net assets applicable to outstanding shares
Class A	$774,266,663
Class B	$30,824,063
Class C	$327,326,704
Class I	$15,775,092
Class R	$21,615,128
Class W	$2,762
Class Z	$2,049,205,116
Shares outstanding
Class A	38,970,108
Class B	1,708,849
Class C	18,122,761
Class I	779,235
Class R	1,102,078
Class W	139
Class Z	101,190,645
Net asset value per share
Class A(a)	$19.87
Class B	$18.04
Class C	$18.06
Class I	$20.24
Class R	$19.61
Class W	$19.87
Class Z	$20.25

(a)  The maximum offering price per share for Class A is $21.08. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Operations – Columbia Marsico Growth Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$21,688,849
Interest	7,525
Dividends from affiliates	27,147
Total income	21,723,521
Expenses:
Investment management fees	11,090,970
Distribution fees
Class B	139,821
Class C	1,388,795
Class R	54,036
Service fees
Class B	46,607
Class C	462,259
Class W	4
Distribution and service fees—Class A	1,147,654
Transfer agent fees
Class A	722,904
Class B	30,146
Class C	296,037
Class R	16,787
Class W	2
Class Z	1,687,945
Administration fees	3,747,153
Compensation of board members	28,370
Pricing and bookkeeping fees	59,396
Custodian fees	68,918
Printing and postage fees	235,034
Registration fees	80,008
Professional fees	46,246
Line of credit interest expense	465
Chief compliance officer expenses	750
Other	41,092
Total expenses	21,391,399
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(482,088)
Earnings credits on cash balances	(140)
Total net expenses	20,909,171
Net investment income	814,350
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	186,496,891
Foreign currency transactions	38,754
Forward foreign currency exchange contracts	(37,512)
Net realized gain	186,498,133
Net change in unrealized appreciation (depreciation) on:
Investments	(402,620,713)
Foreign currency translations	285
Net change in unrealized depreciation	(402,620,428)
Net realized and unrealized loss	(216,122,295)
Net decrease in net assets from operations	$(215,307,945)

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Changes in Net Assets – Columbia Marsico Growth Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$814,350	$481,433
Net realized gain	186,498,133	472,052,740
Net change in unrealized appreciation (depreciation)	(402,620,428)	316,671,986
Net increase (decrease) in net assets resulting from operations	(215,307,945)	789,206,159
Distributions to shareholders from:
Net investment income
Class I	—	(5)
Class Z	—	(1,185,515)
Total distributions to shareholders	—	(1,185,520)
Decrease in net assets from share transactions	(114,962,617)	(946,407,700)
Proceeds from regulatory settlement (Note 6)	—	22,206
Total decrease in net assets	(330,270,562)	(158,364,855)
Net assets at beginning of period	3,549,286,090	3,707,650,945
Net assets at end of period	$3,219,015,528	$3,549,286,090
Undistributed net investment income	$814,350	$—

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets (continued) – Columbia Marsico Growth Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,335,470	88,396,835	8,317,114	152,607,078
Redemptions	(13,581,953)	(283,687,651)	(53,801,705)	(945,181,516)
Net decrease	(9,246,483)	(195,290,816)	(45,484,591)	(792,574,438)
Class B shares
Subscriptions	18,501	353,838	40,027	690,242
Redemptions	(467,879)	(8,877,600)	(992,338)	(16,524,125)
Net decrease	(449,378)	(8,523,762)	(952,311)	(15,833,883)
Class C shares
Subscriptions	415,592	7,911,615	1,011,381	17,351,175
Redemptions	(2,483,376)	(47,077,754)	(6,731,226)	(112,137,465)
Net decrease	(2,067,784)	(39,166,139)	(5,719,845)	(94,786,290)
Class I shares
Subscriptions	493,195	9,744,797	644,301	13,156,499
Redemptions	(233,798)	(5,200,774)	(124,463)	(2,621,750)
Net increase	259,397	4,544,023	519,838	10,534,749
Class R shares
Subscriptions	233,079	4,808,167	376,788	7,024,980
Redemptions	(112,187)	(2,322,368)	(290,095)	(5,277,968)
Net increase	120,892	2,485,799	86,693	1,747,012
Class W shares
Subscriptions	—	—	147	2,650
Redemptions	—	—	(8)	(153)
Net increase	—	—	139	2,497
Class Z shares
Subscriptions	19,319,708	414,059,873	30,141,519	555,508,512
Distributions reinvested	—	—	39,761	809,020
Redemptions	(13,815,338)	(293,071,595)	(32,963,943)	(611,814,879)
Net increase (decrease)	5,504,370	120,988,278	(2,782,663)	(55,497,347)
Total net decrease	(5,878,986)	(114,962,617)	(54,332,740)	(946,407,700)

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights – Columbia Marsico Growth Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Period ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)		2006(a)
Class A
Per share data
Net asset value, beginning of period	$21.19		$16.75		$11.30		$20.26		$20.22		$19.53		$17.04
Income from investment operations:
Net investment income (loss)	(0.00	)(d)	(0.01)		0.03		0.06		0.06		0.00	(d)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.32)		4.45		5.50		(9.01)		(0.01)		0.69		2.52
Total from investment operations	(1.32)		4.44		5.53		(8.95)		0.05		0.69		2.49
Less distributions to shareholders from:
Net investment income	—		—		(0.08)		(0.01)		(0.01)		—		—
Total distributions to shareholders	—		—		(0.08)		(0.01)		(0.01)		—		—
Proceeds from regulatory settlement	—		0.00	(d)	0.00	(d)	—		—		—		—
Net asset value, end of period	$19.87		$21.19		$16.75		$11.30		$20.26		$20.22		$19.53
Total return	(6.23%)		26.51%		49.09%		(44.21%)		0.24%		3.53%		14.61%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.30	%(f)(g)	1.30	%(g)	1.28	%(g)	1.26%		1.21	%(f)	1.23%		1.27%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.27	%(f)(g)(i)	1.30	%(i)(g)	1.28	%(i)(g)	1.24	%(i)	1.20	%(f)(i)	1.22	%(i)	1.21	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.30	%(f)	1.30%		1.28%		1.26%		1.21	%(f)	1.23%		1.27%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.27	%(f)(i)	1.30	%(i)	1.28	%(i)	1.24	%(i)	1.20	%(f)(i)	1.22	%(i)	1.21	%(j)
Net investment income (loss)	(0.01	%)(f)(i)	(0.05	%)(i)	0.23	%(i)	0.36	%(i)	0.29	%(f)(i)	0.01	%(i)	(0.15%)
Supplemental data
Net assets, end of period (in thousands)	$774,267		$1,021,724		$1,569,860		$1,383,438		$3,024,016		$2,864,153		$1,956,822
Portfolio turnover	41%		67%		69%		21	%(k)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		54%		58%		42%		62%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.27%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Period ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)		2006(a)
Class B
Per share data
Net asset value, beginning of period	$19.31		$15.38		$10.42		$18.83		$18.92		$18.40		$16.18
Income from investment operations:
Net investment loss	(0.07)		(0.13)		(0.07)		(0.06)		(0.09)		(0.13)		(0.15)
Net realized and unrealized gain (loss) on investments	(1.20)		4.06		5.07		(8.35)		0.00	(d)	0.65		2.37
Total from investment operations	(1.27)		3.93		5.00		(8.41)		(0.09)		0.52		2.22
Less distributions to shareholders from:
Net investment income	—		—		(0.04)		—		—		—		—
Total distributions to shareholders	—		—		(0.04)		—		—		—		—
Proceeds from regulatory settlement	—		0.00	(d)	0.00	(d)	—		—		—		—
Net asset value, end of period	$18.04		$19.31		$15.38		$10.42		$18.83		$18.92		$18.40
Total return	(6.58%)		25.55%		48.10%		(44.66%)		(0.48%)		2.83%		13.72%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.06	%(f)(g)	2.05	%(g)	2.03	%(g)	2.01%		1.96	%(f)	1.98%		2.02%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.03	%(f)(g)(i)	2.05	%(i)(g)	2.03	%(i)(g)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)	1.96	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.06	%(f)	2.05%		2.03%		2.01%		1.96	%(f)	1.98%		2.02%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.03	%(f)(i)	2.05	%(i)	2.03	%(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)	1.96	%(j)
Net investment loss	(0.77	%)(f)(i)	(0.78	%)(i)	(0.52	%)(i)	(0.39	%)(i)	(0.46	%)(f)(i)	(0.71	%)(i)	(0.85%)
Supplemental data
Net assets, end of period (in thousands)	$30,824		$41,675		$47,847		$44,407		$118,307		$156,923		$198,749
Portfolio turnover	41%		67%		69%		21	%(k)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		54%		58%		42%		62%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 2.02%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Period ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)		2006(a)
Class C
Per share data
Net asset value, beginning of period	$19.34		$15.40		$10.44		$18.86		$18.94		$18.43		$16.20
Income from investment operations:
Net investment loss	(0.07)		(0.13)		(0.07)		(0.06)		(0.08)		(0.13)		(0.15)
Net realized and unrealized gain (loss) on investments	(1.21)		4.07		5.70		(8.36)		0.00	(d)	0.64		2.38
Total from investment operations	(1.28)		3.94		5.00		(8.42)		(0.08)		0.51		2.23
Less distributions to shareholders from:
Net investment income	—		—		(0.04)		—		—		—		—
Total distributions to shareholders	—		—		(0.04)		—		—		—		—
Proceeds from regulatory settlement	—		0.00	(d)	0.00	(d)	—		—		—		—
Net asset value, end of period	$18.06		$19.34		$15.40		$10.44		$18.86		$18.94		$18.43
Total return	(6.62%)		25.58%		48.00%		(44.64%)		(0.42%)		2.77%		13.77%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.05	%(f)(g)	2.05	%(g)	2.03	%(g)	2.01%		1.96	%(f)	1.98%		2.02%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.03	%(f)(g)(i)	2.05	%(g)(i)	2.03	%(g)(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)	1.96	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.05	%(f)	2.05%		2.03%		2.01%		1.96	%(f)	1.98%		2.02%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.03	%(f)(i)	2.05	%(i)	2.03	%(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)	1.96	%(j)
Net investment loss	(0.77	%)(f)(i)	(0.78	%)(i)	(0.52	%)(i)	(0.39	%)(i)	(0.46	%)(f)(i)	(0.74	%)(i)	(0.89%)
Supplemental data
Net assets, end of period (in thousands)	$327,327		$390,384		$399,082		$384,025		$891,076		$832,852		$679,735
Portfolio turnover	41%		67%		69%		21	%(k)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		54%		58%		42%		62%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 2.02%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Period ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$21.55		$18.29
Income from investment operations:
Net investment income	0.04		0.01
Net realized and unrealized gain (loss) on investments	(1.35)		3.29
Total from investment operations	(1.31)		3.30
Less distributions to shareholders from:
Net investment income	—		(0.04)
Total distributions to shareholders	—		(0.04)
Net asset value, end of period	$20.24		$21.55
Total return	(6.08%)		18.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89	%(c)(d)	0.88	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.89	%(c)(d)(f)	0.88	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89	%(c)	0.88	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.89	%(c)(f)	0.88	%(c)(f)
Net investment income	0.39	%(c)(f)	0.06	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$15,775		$11,201
Portfolio turnover	41%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Period ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)		2006(a)(d)
Class R
Per share data
Net asset value, beginning of period	$20.94		$16.60		$11.20		$20.13		$20.14		$19.49		$18.89
Income from investment operations:
Net investment income (loss)	(0.03)		(0.05)		0.00	(e)	0.02		0.01		(0.08)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.30)		4.39		5.45		(8.95)		(0.02)		0.73		0.61
Total from investment operations	(1.33)		4.34		5.45		(8.93)		(0.01)		0.65		0.60
Less distributions to shareholders from:
Net investment income	—		—		(0.05)		—		—		—		—
Total distributions to shareholders	—		—		(0.05)		—		—		—		—
Proceeds from regulatory settlement	—		0.00	(e)	0.00	(e)	—		—		—		—
Net asset value, end of period	$19.61		$20.94		$16.60		$11.20		$20.13		$20.14		$19.49
Total return	(6.35%)		26.14%		48.79%		(44.36%)		(0.05%)		3.34%		3.18%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.55	%(g)(h)	1.55	%(h)	1.53	%(h)	1.51%		1.46	%(g)	1.48%		1.61	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.52	%(g)(h)(j)	1.55	%(h)(j)	1.53	%(h)(j)	1.49	%(j)	1.45	%(g)(j)	1.47	%(j)	1.54	%(g)(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.55	%(g)	1.55%		1.53%		1.51%		1.46	%(g)	1.48%		1.61	%(g)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.52	%(g)(j)	1.55	%(j)	1.53	%(j)	1.49	%(j)	1.45	%(g)(j)	1.47	%(j)	1.54	%(g)(k)
Net investment income (loss)	(0.26	%)(g)(j)	(0.27	%)(j)	(0.02	%)(j)	0.15	%(j)	0.06	%(g)(j)	(0.42	%)(j)	(0.35	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$21,615		$20,548		$14,848		$9,941		$11,860		$3,669		$10
Portfolio turnover	41%		67%		69%		21	%(l)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		54%		58%		42%		62%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

(e)  Rounds to less than $0.01.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.60%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Period ended Feb. 28, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$21.20		$17.98
Income from investment operations:
Net investment income	0.00	(b)	0.01
Net realized and unrealized gain (loss) on investments	(1.33)		3.21
Total from investment operations	(1.33)		3.22
Net asset value, end of period	$19.87		$21.20
Total return	(6.27%)		17.91%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.25	%(d)(e)	1.28	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.22	%(d)(e)(g)	1.28	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.25	%(d)	1.28	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.22	%(d)(g)	1.28	%(d)(g)
Net investment income	0.03	%(d)(g)	0.17	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	41%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Marsico Growth Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Period ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)		2006(a)
Class Z
Per share data
Net asset value, beginning of period	$21.57		$17.02		$11.47		$20.63		$20.58		$19.82		$17.25
Income from investment operations:
Net investment income	0.02		0.04		0.07		0.11		0.11		0.05		0.02
Net realized and unrealized gain (loss) on investments	(1.34)		4.52		5.60		(9.17)		(0.01)		0.71		2.55
Total from investment operations	(1.32)		4.56		5.67		(9.06)		0.10		0.76		2.57
Less distributions to shareholders from:
Net investment income	—		(0.01)		(0.12)		(0.10)		(0.05)		—		—
Total distributions to shareholders	—		(0.01)		(0.12)		(0.10)		(0.05)		—		—
Proceeds from regulatory settlement	—		0.00	(d)	0.00	(d)	—		—		—		—
Net asset value, end of period	$20.25		$21.57		$17.02		$11.47		$20.63		$20.58		$19.82
Total return	(6.12%)		26.81%		49.55%		(44.09%)		0.46%		3.83%		14.90%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.05	%(f)(g)	1.05	%(g)	1.03	%(g)	1.01%		0.96	%(f)	0.98%		1.02%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.03	%(f)(g)(i)	1.05	%(g)(i)	1.03	%(g)(i)	0.99	%(i)	0.95	%(f)(i)	0.97	%(i)	0.96	%(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.05	%(f)	1.05%		1.03%		1.01%		0.96	%(f)	0.98%		1.02%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.03	%(f)(i)	1.05	%(i)	1.03	%(i)	0.99	%(i)	0.95	%(f)(i)	0.97	%(i)	0.96	%(j)
Net investment income	0.23	%(f)(i)	0.24	%(i)	0.48	%(i)	0.63	%(i)	0.54	%(f)(i)	0.25	%(i)	0.11%
Supplemental data
Net assets, end of period (in thousands)	$2,049,205		$2,063,751		$1,676,013		$1,329,782		$2,335,800		$2,044,397		$1,446,667
Portfolio turnover	41%		67%		69%		21	%(l)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		54%		58%		42%		62%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.02%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Marsico Growth Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investment in other open-end investment companies, including money market funds, are valued at net asset value.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges

18

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Fair Values of Derivative Instruments at August 31, 2011

At August 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(37,512)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward foreign currency exchange contracts	2

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

19

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.64% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fee through June 30, 2012. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund would be calculated as follows:

Average Daily Net Assets*	Management Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*  For purposes of the calculation, "Assets" are aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

20

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

For the six months ended August 31, 2011, $482,088 of management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $3,403.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

21

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R	0.16
Class W	0.14
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $130,990 for Class A, $8,272 for Class B, and $5,210 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.29%
Class B	2.04
Class C	2.04
Class I	0.87
Class R	1.54
Class W	1.29
Class Z	1.04

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain

22

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.07
Class R	1.70
Class W	1.45
Class Z	1.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011 the cost of investments for federal income tax purposes was approximately $2,596,996,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$787,105,000
Unrealized depreciation	(96,046,000)
Net unrealized appreciation	$691,059,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$454,728,024
2018	322,911,728
Total	$777,639,752

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,397,410,366 and $1,633,909,525, respectively, for the six months ended August 31, 2011.

Note 6. Regulatory Settlements

During the year ended February 28, 2011, the Fund received payments of $22,206 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to

23

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 11, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 11, 2011, these credits reduced total expenses by $140.

Note 9. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

As of August 31, 2011, two shareholders accounts owned 39.4% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility

24

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. For the six months ended August 31, 2011, the average daily loan balance outstanding on days when borrowing existed was $2,340,000 at a weighted average interest rate of 1.41%.

Note 12. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan

25

Columbia Marsico Growth Fund, August 31, 2011 (Unaudited)

for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico Growth Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Marsico Growth Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1250 C (10/11)

Columbia Marsico International Opportunities Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	18

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Marsico International Opportunities Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R	Z
Inception	08/01/00		08/01/00		08/01/00		09/27/10	01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–11.71	–16.78	–12.07	–16.47	–12.06	–12.94	–10.96	–11.81	–11.60
1-year	8.37	2.17	7.54	2.54	7.53	6.53	n/a	8.08	8.64
5-year	–1.42	–2.57	–2.16	–2.49	–2.16	–2.16	n/a	–1.67	–1.18
10-year/Life	6.59	5.95	5.78	5.78	5.79	5.79	–1.66	6.45	6.85

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I shares were initially offered on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 27, 2010, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–11.71%

Class A shares (without sales charge)

–11.12%

MSCI EAFE Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class A	10.56
Class B	9.98
Class C	9.99
Class I	10.81
Class R	10.53
Class Z	10.74

Country breakdown1

(at August 31, 2011)
Argentina	2.2%
Belgium	2.3
Brazil	5.3
Canada	6.7
China	5.8
Denmark	2.6
France	5.2
Germany	4.3
Hong Kong	6.5
India	1.3
Ireland	4.6
Italy	0.4
Japan	10.3
Luxembourg	2.4
Mexico	1.0
Netherlands	5.6
Singapore	1.5
Spain	2.3
Sweden	0.5
Switzerland	11.8
Taiwan	2.7
United Kingdom	10.5
United States	1.7
Other[2]	2.5

1  Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

2  Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	882.90	1,017.34	7.38	7.91	1.56
Class B	1,000.00	1,000.00	879.30	1,013.66	10.82	11.51	2.29
Class C	1,000.00	1,000.00	877.10	1,013.56	10.90	11.69	2.31
Class I	1,000.00	1,000.00	890.40	1,019.56	5.32	5.69	1.12
Class R	1,000.00	1,000.00	878.20	1,016.18	8.45	9.07	1.79
Class Z	1,000.00	1,000.00	879.60	1,018.70	6.09	6.55	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.9%
ARGENTINA 2.2%
Arcos Dorados Holdings, Inc., Class A(a)	315,074	$8,686,590
MercadoLibre, Inc.(a)	148,359	9,996,430
Total		18,683,020
BELGIUM 2.3%
Anheuser-Busch InBev NV(a)	341,326	18,852,616
BRAZIL 5.3%
Anhanguera Educacional Participacoes SA(a)	353,900	5,780,137
BR Malls Participacoes SA(a)	1,217,800	13,578,711
OGX Petroleo e Gas Participacoes SA(a)(b)	3,440,500	24,595,069
Total		43,953,917
CANADA 6.7%
Canadian National Railway Co.(a)	302,523	22,326,197
IMAX Corp.(a)(b)	268,159	4,700,827
Pacific Rubiales Energy Corp.(a)	742,483	18,264,491
Potash Corp. of Saskatchewan, Inc.(a)	180,797	10,482,610
Total		55,774,125
CHINA 5.7%
Baidu, Inc., ADR(a)(b)	139,354	20,315,026
CNOOC Ltd.(a)	4,646,300	9,421,671
SINA Corp.(a)(b)	102,062	10,962,479
Youku.com, Inc., ADR(a)(b)	286,389	7,179,772
Total		47,878,948
DENMARK 2.6%
Novo Nordisk A/S, Class B(a)	121,791	12,973,437
Novozymes A/S, Class B(a)	57,705	8,426,610
Total		21,400,047
FRANCE 5.2%
Pernod-Ricard SA(a)	120,560	10,824,034
Publicis Groupe SA(a)	191,930	9,025,289
Schneider Electric SA(a)	175,864	23,519,741
Total		43,369,064
GERMANY 4.2%
Adidas AG(a)	131,073	9,129,070
BASF SE(a)	117,803	8,405,362
Bayerische Motoren Werke AG(a)	111,595	9,033,261
Siemens AG, Registered Shares(a)	86,412	8,922,531
Total		35,490,224
HONG KONG 6.5%
Belle International Holdings Ltd.(a)	554,000	1,139,122
China Unicom Hong Kong Ltd.(a)	9,874,000	20,692,667
Hang Lung Properties Ltd.(a)	3,676,000	13,673,586
Li & Fung Ltd.(a)	10,354,000	18,677,320
Total		54,182,695
INDIA 1.2%
ICICI Bank Ltd., ADR(a)	264,603	10,414,774
IRELAND 4.6%
Accenture PLC, Class A(a)	236,101	12,652,652
Experian PLC(a)	1,107,252	12,644,726
Shire PLC(a)	412,455	13,303,726
Total		38,601,104

Issuer	Shares	Value
Common Stocks (continued)
ITALY 0.4%
Prada SpA(a)(b)	581,700	$3,048,268
JAPAN 10.2%
Canon, Inc.(a)	269,200	12,703,135
Dena Co., Ltd.(a)	151,500	7,901,340
Fanuc Corp.(a)	77,200	12,850,204
Honda Motor Co., Ltd.(a)	259,300	8,449,291
Hoya Corp.(a)	387,600	8,556,799
Komatsu Ltd.(a)	315,400	8,412,602
Marubeni Corp.(a)	1,336,000	8,471,648
Sumitomo Realty & Development Co., Ltd.(a)	449,000	9,529,883
Yamada Denki Co., Ltd.(a)	119,920	8,818,387
Total		85,693,289
LUXEMBOURG 2.4%
Millicom International Cellular SA(a)	179,989	20,162,368
MEXICO 1.1%
Wal-Mart de Mexico SAB de CV, Class V(a)	3,305,300	8,867,068
NETHERLANDS 5.6%
ASML Holding NV(a)	690,612	24,459,357
LyondellBasell Industries NV, Class A(a)	141,627	4,907,376
Sensata Technologies Holding NV(a)(b)	543,242	17,622,770
Total		46,989,503
SINGAPORE 1.5%
Genting Singapore PLC(a)(b)	9,232,000	12,754,035
SPAIN 2.3%
Inditex SA(a)	221,141	18,837,786
SWEDEN 0.5%
Hennes & Mauritz AB, Class B(a)	127,637	3,977,146
SWITZERLAND 11.7%
Julius Baer Group Ltd.(a)(b)	528,316	21,700,390
Nestlé SA, Registered Shares(a)	264,665	16,391,922
Roche Holding AG, Genusschein Shares(a)	134,528	23,555,129
Swatch Group AG (The)(a)	48,945	22,351,257
Xstrata PLC(a)	796,955	13,958,993
Total		97,957,691
TAIWAN 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	1,891,139	22,636,934
UNITED KINGDOM 10.4%
ARM Holdings PLC(a)	1,795,741	16,615,652
British Sky Broadcasting Group PLC(a)	1,576,556	16,903,672
Reed Elsevier PLC(a)	1,222,262	9,980,014
Rolls-Royce Holdings PLC(a)(b)	1,214,204	12,614,513
Standard Chartered PLC(a)	815,799	18,540,013
Tullow Oil PLC(a)	710,568	12,399,751
Total		87,053,615
UNITED STATES 1.6%
Wynn Resorts Ltd.	88,918	13,757,393
Total Common Stocks (Cost: $729,981,034)		$810,335,630

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Money Market Fund 2.4%
Columbia Short-Term Cash Fund, 0.139%(c)(d)	20,467,017	$20,467,017
Total Money Market Fund (Cost: $20,467,017)		$20,467,017
Total Investments (Cost: $750,448,051)		$830,802,647
Other Assets & Liabilities, Net		5,919,304
Net Assets		$836,721,951

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland	Sept. 1, 2011	1,717,541 (USD)	1,050,301 (GBP)	$—	$(12,587)
Royal Bank of Scotland	Sept. 1, 2011	1,669,573 (CHF)	2,035,072 (USD)	—	(36,744)
Barclays Bank PLC	Sept. 2, 2011	1,001,014 (CAD)	1,629,230 (USD)	4,284	—
Royal Bank of Scotland	Sept. 2, 2011	2,330,398 (CHF)	2,847,496 (USD)	—	(44,355)
Total				$4,284	$(93,686)

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	1.5%	$12,614,513
Automobiles	2.1	17,482,552
Beverages	3.5	29,676,650
Capital Markets	2.6	21,700,390
Chemicals	3.9	32,221,957
Commercial Banks	3.5	28,954,788
Distributors	2.2	18,677,320
Diversified Consumer Services	0.7	5,780,137
Diversified Telecommunication Services	2.5	20,692,667
Electrical Equipment	4.9	41,142,511
Electronic Equipment, Instruments & Components	1.0	8,556,800
Food & Staples Retailing	1.1	8,867,068
Food Products	2.0	16,391,922
Hotels, Restaurants & Leisure	4.2	35,198,018
Industrial Conglomerates	1.1	8,922,530

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets	Value
Internet Software & Services	6.7%	$56,355,047
IT Services	1.5	12,652,653
Machinery	2.5	21,262,805
Media	4.9	40,609,802
Metals & Mining	1.7	13,958,993
Office Electronics	1.5	12,703,135
Oil, Gas & Consumable Fuels	7.7	64,680,981
Pharmaceuticals	6.0	49,832,292
Professional Services	1.5	12,644,726
Real Estate Management & Development	4.4	36,782,180
Road & Rail	2.7	22,326,197
Semiconductors & Semiconductor Equipment	7.6	63,711,943
Specialty Retail	3.9	32,772,442
Textiles, Apparel & Luxury Goods	4.1	34,528,595
Trading Companies & Distributors	1.0	8,471,648
Wireless Telecommunication Services	2.4	20,162,368
Other(1)	2.4	20,467,017
Total		$830,802,647

(1)  Cash & cash equivalents

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $796,578,237 or 95.20% of net assets.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$117,006,145	$(96,539,128)	$—	$20,467,017	$5,319	$20,467,017

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

CAD  Canadian Dollar

CHF  Swiss Franc

GBP  Pound Sterling

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$32,924,947	$152,123,920	$—	$185,048,867
Consumer Staples	8,867,068	46,068,572	—	54,935,640
Energy	42,859,559	21,821,421	—	64,680,980
Financials	23,993,485	63,443,873	—	87,437,358
Health Care	—	49,832,292	—	49,832,292
Industrials	39,948,968	87,435,963	—	127,384,931
Information Technology	83,743,294	70,236,283	—	153,979,577
Materials	15,389,986	30,790,964	—	46,180,950
Telecommunication Services	20,162,368	20,692,667	—	40,855,035
Total Equity Securities	267,889,675	542,445,955	—	810,335,630
Other
Affiliated Money Market Fund(c)	20,467,017	—	—	20,467,017
Total Other	20,467,017	—	—	20,467,017
Investments in Securities	288,356,692	542,445,955	—	830,802,647
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	4,284	—	4,284
Liabilities
Forward Foreign Currency Exchange Contracts	—	(93,686)	—	(93,686)
Total	$288,356,692	$542,356,553	$—	$830,713,245

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $729,981,034)	$810,335,630
Affiliated issuers (identified cost $20,467,017)	20,467,017
Total investments (identified cost $750,448,051)	830,802,647
Foreign currency (identified cost $705,627)	707,355
Unrealized appreciation on forward foreign currency exchange contracts	4,284
Receivable for:
Capital shares sold	871,320
Investments sold	11,566,219
Dividends	512,536
Reclaims	1,442,224
Total assets	845,906,585
Liabilities
Disbursements in excess of cash	1,539,012
Unrealized depreciation on forward foreign currency exchange contracts	93,686
Payable for:
Investments purchased	5,047,283
Capital shares purchased	1,835,332
Investment management fees	18,061
Distribution fees	1,835
Transfer agent fees	151,000
Administration fees	4,967
Chief compliance officer expenses	343
Other expenses	493,115
Total liabilities	9,184,634
Net assets applicable to outstanding capital stock	$836,721,951

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,497,720,484
Excess of distributions over net investment income	(13,802,485)
Accumulated net realized loss	(727,811,625)
Unrealized appreciation (depreciation) on:
Investments	80,354,596
Foreign currency translations	350,383
Forward foreign currency exchange contracts	(89,402)
Total — representing net assets applicable to outstanding capital stock	$836,721,951
Net assets applicable to outstanding shares
Class A	$106,598,828
Class B	$10,312,801
Class C	$29,622,269
Class I	$2,421
Class R	$2,294,625
Class Z	$687,891,007
Shares outstanding
Class A	10,092,082
Class B	1,033,083
Class C	2,965,278
Class I	224
Class R	217,890
Class Z	64,034,489
Net asset value per share
Class A(a)	$10.56
Class B	$9.98
Class C	$9.99
Class I	$10.81
Class R	$10.53
Class Z	$10.74

(a)  The maximum offering price per share for Class A is $11.20 The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia Marsico International Opportunities Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$12,053,548
Interest	3,041
Dividends from affiliates	5,319
Foreign taxes withheld	(1,247,601)
Total income	10,814,307
Expenses:
Investment management fees	4,197,712
Distribution fees
Class B	48,506
Class C	135,184
Class R	6,649
Service fees
Class B	16,169
Class C	45,062
Distribution and service fees—Class A	159,534
Transfer agent fees
Class A	121,904
Class B	10,932
Class C	34,508
Class R	2,287
Class Z	737,860
Administration fees	1,103,633
Compensation of board members	24,046
Pricing and bookkeeping fees	54,903
Custodian fees	292,021
Printing and postage fees	97,479
Registration fees	35,705
Professional fees	48,755
Chief compliance officer expenses	511
Other	12,649
Total expenses	7,186,009
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100)
Earnings credits on cash balances	(11)
Total net expenses	7,185,898
Net investment income	3,628,409
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	58,128,051
Foreign currency transactions	(4,758,360)
Forward foreign currency exchange contracts	(3,842,389)
Net realized gain	49,527,302
Net change in unrealized appreciation (depreciation) on:
Investments	(174,532,809)
Foreign currency translations	219,008
Forward foreign currency exchange contracts	(89,402)
Net change in unrealized depreciation	(174,403,203)
Net realized and unrealized loss	(124,875,901)
Net decrease in net assets from operations	$(121,247,492)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia Marsico International Opportunities Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$3,628,409	$6,866,186
Net realized gain	49,527,302	108,195,264
Net change in unrealized appreciation (depreciation)	(174,403,203)	111,833,971
Net change in net assets resulting from operations	(121,247,492)	226,895,421
Distributions to shareholders from:
Net investment income
Class A	—	(2,126,667)
Class B	—	(145,433)
Class C	—	(384,816)
Class I	—	(45)
Class R	—	(47,942)
Class Z	—	(16,573,174)
Total distributions to shareholders	—	(19,278,077)
Decrease in net assets from share transactions	(221,387,351)	(231,232,918)
Total decrease in net assets	(342,634,843)	(23,615,574)
Net assets at beginning of period	1,179,356,794	1,202,972,368
Net assets at end of period	$836,721,951	$1,179,356,794
Excess of distributions over net investment income	$(13,802,485)	$(17,430,894)

(a)  Class I is for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia Marsico International Opportunities Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	716,605	8,218,904	2,119,700	22,676,105
Distributions reinvested	—	—	146,443	1,688,472
Redemptions	(2,481,538)	(28,589,620)	(7,292,262)	(77,771,444)
Net decrease	(1,764,933)	(20,370,716)	(5,026,119)	(53,406,867)
Class B shares
Subscriptions	7,185	77,461	14,408	152,091
Distributions reinvested	—	—	7,480	81,905
Redemptions	(283,930)	(3,077,828)	(585,741)	(5,911,646)
Net decrease	(276,745)	(3,000,367)	(563,853)	(5,677,650)
Class C shares
Subscriptions	41,248	451,874	222,454	2,296,758
Distributions reinvested	—	—	26,131	286,394
Redemptions	(579,747)	(6,268,722)	(1,418,826)	(14,386,031)
Net decrease	(538,499)	(5,816,848)	(1,170,241)	(11,802,879)
Class I shares
Subscriptions	479	5,731	3,437,886	40,775,054
Redemptions	(2,806,050)	(33,452,888)	(632,091)	(7,449,298)
Net increase (decrease)	(2,805,571)	(33,447,157)	2,805,795	33,325,756
Class R shares
Subscriptions	9,094	104,939	61,056	665,184
Distributions reinvested	—	—	4,027	46,355
Redemptions	(44,177)	(519,839)	(145,225)	(1,633,266)
Net decrease	(35,083)	(414,900)	(80,142)	(921,727)
Class Z shares
Subscriptions	5,000,126	59,058,679	15,136,249	163,525,915
Distributions reinvested	—	—	530,078	6,179,224
Redemptions	(18,819,491)	(217,396,042)	(33,235,664)	(362,454,690)
Net decrease	(13,819,365)	(158,337,363)	(17,569,337)	(192,749,551)
Total net decrease	(19,240,196)	(221,387,351)	(21,603,897)	(231,232,918)

(a)  Class I is for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Marsico International Opportunities Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$11.96		$10.00		$6.76		$14.58		$14.85		$14.67		$11.41
Income from investment operations:
Net investment income	0.03		0.05		0.05		0.12	(b)	0.14	(c)	0.00	(d)	0.09
Net realized and unrealized gain (loss) on investments	(1.43)		2.08		3.44		(7.82)		1.54		1.38		3.74
Total from investment operations	(1.40)		2.13		3.49		(7.70)		1.68		1.38		3.83
Less distributions to shareholders from:
Net investment income	—		(0.17)		(0.25)		—		(0.16)		(0.04)		(0.10)
Net realized gains	—		—		—		(0.12)		(1.79)		(1.16)		(0.47)
Total distributions to shareholders	—		(0.17)		(0.25)		(0.12)		(1.95)		(1.20)		(0.57)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$10.56		$11.96		$10.00		$6.76		$14.58		$14.85		$14.67
Total return	(11.71%)		21.39%		51.97%		(53.26%)		10.55%		10.52%		35.26%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.56	%(f)	1.51	%(g)	1.47%		1.52%		1.44%		1.40	%(f)(g)	1.34	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.56	%(f)(i)	1.51	%(g)(i)	1.47	%(i)	1.52	%(i)	1.44	%(i)	1.40	%(f)(g)(i)	1.34	%(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.56	%(f)	1.51%		1.47%		1.52%		1.44%		1.40	%(f)	1.34%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.56	%(f)(i)	1.51	%(i)	1.47	%(i)	1.52	%(i)	1.44	%(i)	1.40	%(f)(i)	1.34	%(i)
Net investment income (loss)	0.50	%(f)(i)	0.47	%(i)	0.50	%(i)	1.05	%(i)	0.90	%(i)	(0.03	%)(f)(i)	0.74	%(i)
Supplemental data
Net assets, end of period (in thousands)	$106,599		$141,821		$168,801		$198,012		$599,356		$452,047		$150,043
Portfolio turnover	53%		105%		116%		117%		116%		109%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Marsico International Opportunities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$11.35		$9.51		$6.38		$13.87		$14.23		$14.17		$11.05
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.03)		0.03	(b)	0.03	(c)	(0.08)		0.01
Net realized and unrealized gain (loss) on investments	(1.36)		1.98		3.27		(7.40)		1.46		1.30		3.59
Total from investment operations	(1.37)		1.95		3.24		(7.37)		1.49		1.22		3.60
Less distributions to shareholders from:
Net investment income	—		(0.11)		(0.11)		—		(0.06)		—		(0.01)
Net realized gains	—		—		—		(0.12)		(1.79)		(1.16)		(0.47)
Total distributions to shareholders	—		(0.11)		(0.11)		(0.12)		(1.85)		(1.16)		(0.48)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$9.98		$11.35		$9.51		$6.38		$13.87		$14.23		$14.17
Total return	(12.07%)		20.50%		50.91%		(53.60%)		9.68%		9.76%		34.22%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.29	%(f)	2.26	%(g)	2.22%		2.27%		2.19%		2.15	%(f)(g)	2.09	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.29	%(f)(i)	2.26	%(g)(i)	2.22	%(i)	2.27	%(i)	2.19	%(i)	2.15	%(f)(g)(i)	2.09	%(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.29	%(f)	2.26%		2.22%		2.27%		2.19%		2.15	%(f)	2.09%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.29	%(f)(i)	2.26	%(i)	2.22	%(i)	2.27	%(i)	2.19	%(i)	2.15	%(f)(i)	2.09	%(i)
Net investment income (loss)	(0.23	%)(f)(i)	(0.27	%)(i)	(0.35	%)(i)	0.32	%(i)	0.22	%(i)	(0.63	%)(f)(i)	0.12	%(i)
Supplemental data
Net assets, end of period (in thousands)	$10,313		$14,862		$17,810		$15,281		$44,224		$40,953		$28,883
Portfolio turnover	53%		105%		116%		117%		116%		109%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Marsico International Opportunities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$11.36		$9.51		$6.39		$13.88		$14.24		$14.18		$11.05
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.03)		0.03	(b)	0.02	(c)	(0.09)		0.01
Net realized and unrealized gain (loss) on investments	(1.36)		1.99		3.26		(7.40)		1.47		1.31		3.60
Total from investment operations	(1.37)		1.96		3.23		(7.37)		1.49		1.22		3.61
Less distributions to shareholders from:
Net investment income	—		(0.11)		(0.11)		—		(0.06)		—		(0.01)
Net realized gains	—		—		—		(0.12)		(1.79)		(1.16)		(0.47)
Total distributions to shareholders	—		(0.11)		(0.11)		(0.12)		(1.85)		(1.16)		(0.48)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$9.99		$11.36		$9.51		$6.39		$13.88		$14.24		$14.18
Total return	(12.06%)		20.60%		50.67%		(53.57%)		9.67%		9.76%		34.32%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.31	%(f)	2.26	%(g)	2.22%		2.27%		2.19%		2.15	%(f)(g)	2.09	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.31	%(f)(i)	2.26	%(g)(i)	2.22	%(i)	2.27	%(i)	2.19	%(i)	2.15	%(f)(g)(i)	2.09	%(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.31	%(f)	2.26%		2.22%		2.27%		2.19%		2.15	%(f)	2.09%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.31	%(f)(i)	2.26	%(i)	2.22	%(i)	2.27	%(i)	2.19	%(i)	2.15	%(f)(i)	2.09	%(i)
Net investment income (loss)	(0.26	%)(f)(i)	(0.30	%)(i)	(0.35	%)(i)	0.30	%(i)	0.16	%(i)	(0.69	%)(f)(i)	0.05	%(i)
Supplemental data
Net assets, end of period (in thousands)	$29,622		$39,789		$44,466		$38,668		$109,553		$86,563		$46,365
Portfolio turnover	53%		105%		116%		117%		116%		109%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Marsico International Opportunities Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$12.14		$11.18
Income from investment operations:
Net investment income (loss)	0.06		(0.01)
Net realized and unrealized gain (loss) on investments	(1.39)		1.17
Total from investment operations	(1.33)		1.16
Less distributions to shareholders from:
Net investment income	—		(0.20)
Total distributions to shareholders	—		(0.20)
Net asset value, end of period	$10.81		$12.14
Total return	(10.96%)		10.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(c)	1.10	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.12	%(c)(f)	1.10	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(c)	1.10	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.12	%(c)(f)	1.10	%(c)(f)
Net investment income (loss)	1.00	%(c)(f)	(0.24	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$34,072
Portfolio turnover	53%		105%

Notes to Financial Highlights

(a)  For the period from September 27, 2011 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Marsico International Opportunities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class R
Per share data
Net asset value, beginning of period	$11.94		$9.99		$6.73		$14.56		$14.84		$14.67		$13.76
Income from investment operations:
Net investment income (loss)	0.01		0.01		0.01		0.06	(b)	0.08	(c)	(0.17)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.42)		2.09		3.45		(7.77)		1.56		1.51		0.92
Total from investment operations	(1.41)		2.10		3.46		(7.71)		1.64		1.34		0.91
Less distributions to shareholders from:
Net investment income	—		(0.15)		(0.20)		—		(0.13)		(0.01)		—
Net realized gains	—		—		—		(0.12)		(1.79)		(1.16)		—
Total distributions to shareholders	—		(0.15)		(0.20)		(0.12)		(1.92)		(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$10.53		$11.94		$9.99		$6.73		$14.56		$14.84		$14.67
Total return	(11.81%)		21.08%		51.73%		(53.40%)		10.26%		10.25%		6.61%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.79	%(f)	1.76	%(g)	1.72%		1.77%		1.69%		1.65	%(f)(g)	1.64	%(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.79	%(f)(i)	1.76	%(g)(i)	1.72	%(i)	1.77	%(i)	1.69	%(i)	1.65	%(f)(g)(i)	1.64	%(f)(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.79	%(f)	1.76%		1.72%		1.77%		1.69%		1.65	%(f)	1.64	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.79	%(f)(i)	1.76	%(i)	1.72	%(i)	1.77	%(i)	1.69	%(i)	1.65	%(f)(i)	1.64	%(f)(i)
Net investment income (loss)	0.24	%(f)(i)	0.12	%(i)	0.15	%(i)	0.58	%(i)	0.51	%(i)	(1.26	%)(f)(i)	(0.30	%)(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$2,295		$3,020		$3,327		$2,592		$3,724		$2,037		$11
Portfolio turnover	53%		105%		116%		117%		116%		109%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Marsico International Opportunities Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$12.15		$10.15		$6.87		$14.79		$15.04		$14.83		$11.53
Income from investment operations:
Net investment income	0.05		0.07		0.06		0.15	(b)	0.20	(c)	0.05		0.13
Net realized and unrealized gain (loss) on investments	(1.46)		2.13		3.52		(7.95)		1.54		1.39		3.77
Total from investment operations	(1.41)		2.20		3.58		(7.80)		1.74		1.44		3.90
Less distributions to shareholders from:
Net investment income	—		(0.20)		(0.30)		—		(0.20)		(0.07)		(0.13)
Net realized gains	—		—		—		(0.12)		(1.79)		(1.16)		(0.47)
Total distributions to shareholders	—		(0.20)		(0.30)		(0.12)		(1.99)		(1.23)		(0.60)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$10.74		$12.15		$10.15		$6.87		$14.79		$15.04		$14.83
Total return	(11.60%)		21.75%		52.47%		(53.17%)		10.77%		10.81%		35.53%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.29	%(f)	1.26	%(g)	1.22%		1.27%		1.19%		1.15	%(f)(g)	1.09	%(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.29	%(f)(i)	1.26	%(g)(i)	1.22	%(i)	1.27	%(i)	1.19	%(i)	1.15	%(f)(g)(i)	1.09	%(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.29	%(f)	1.26%		1.22%		1.27%		1.19%		1.15	%(f)	1.09%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.29	%(f)(i)	1.26	%(i)	1.22	%(i)	1.27	%(i)	1.19	%(i)	1.15	%(f)(i)	1.09	%(i)
Net investment income	0.77	%(f)(i)	0.67	%(i)	0.65	%(i)	1.32	%(i)	1.23	%(i)	0.37	%(f)(i)	1.08	%(i)
Supplemental data
Net assets, end of period (in thousands)	$687,891		$945,793		$968,569		$824,068		$2,491,232		$2,322,301		$1,744,737
Portfolio turnover	53%		105%		116%		117%		116%		109%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Marsico International Opportunities Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than

18

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,284
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$93,686

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(3,842,389)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(89,402)

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward foreign currency exchange contracts	226

19

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

20

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to 0.80% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fee through June 30, 2012.

In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Management Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*  For purposes of the calculation, "Assets" are aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.21% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period from June 1, 2011 through August 31, 2011, other expenses paid to this company were $1,316.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

21

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

Compensation of Chief Compliance Officer

The board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.17
Class C	0.19
Class R	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,858 for Class A, $8,407 for Class B and $306 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any

22

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35
Class C	2.35
Class I	1.21
Class R	1.85
Class Z	1.35

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $750,448,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,562,000
Unrealized depreciation	(37,207,000)
Net unrealized appreciation	$80,355,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$347,884,531
2018	420,548,594
Total	$768,433,125

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but

23

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $544,956,514 and $775,704,487, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to July 11, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 11, 2011, these credits reduced total expenses by $11.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011 one shareholder account owned 62.8% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

24

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

25

Columbia Marsico International Opportunities Fund, August 31, 2011 (Unaudited)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico International Opportunities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Marsico International Opportunities Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1680 C (10/11)

Columbia Mid Cap Value Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	23

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.
We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Mid Cap Value Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R
Inception	11/20/01		11/20/01		11/20/01		09/27/10	01/23/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.97	–17.04	–12.38	–16.76	–12.34	–13.22	–11.79	–12.12
1-year	17.42	10.65	16.53	11.53	16.56	15.56	n/a	17.11
5-year	0.62	–0.56	–0.14	–0.50	–0.14	–0.14	n/a	0.37
Life	6.93	6.29	6.12	6.12	6.13	6.13	7.97	6.78

Average annual total return as of 08/31/11 (%)

Share class	R4	W	Y	Z
Inception	03/07/11	09/27/10	07/15/09	11/20/01
Sales charge	without	without	without	without
6-month (cumulative)	n/a	–11.98	–11.82	–11.92
1-year	n/a	n/a	17.87	17.69
5-year	n/a	n/a	0.88	0.85
Life	–10.68	7.54	7.20	7.19

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution and/or service (Rule 12b-1) fees. Class I, Class R, Class R4, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees. The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares.

Class I and Class W shares were initially offered on September 27, 2010.

Class R4 shares were initially offered on March 7, 2011.

1The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–11.97%

Class A shares (without sales charge)

–9.52%

Russell Midcap Value Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	12.52
Class B	12.17
Class C	12.22
Class I	12.52
Class R	12.50
Class R4	12.54
Class W	12.52
Class Y	12.52
Class Z	12.53

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.02
Class I	0.05
Class R	0.01
Class R4	0.02
Class W	0.02
Class Y	0.04
Class Z	0.03

1

Performance Information (continued) – Columbia Mid Cap Value Fund

Portfolio Breakdown1

as of 08/31/11 (%)
Stocks	97.9
Consumer Discretionary	12.7
Consumer Staples	6.6
Energy	8.8
Financials	26.5
Health Care	8.0
Industrials	10.8
Information Technology	5.7
Materials	5.7
Utilities	13.1
Exchange-Traded Funds	1.0
Other[2]	1.1

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Cash & Cash Equivalents.

2

Understanding Your Expenses – Columbia Mid Cap Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	880.30		1,019.25	5.53		5.94	1.17
Class B	1,000.00	1,000.00	876.20		1,015.48	9.05		9.73	1.92
Class C	1,000.00	1,000.00	876.60		1,015.48	9.06		9.73	1.92
Class I	1,000.00	1,000.00	882.10		1,021.47	3.45		3.71	0.73
Class R	1,000.00	1,000.00	878.80		1,018.00	6.71		7.20	1.42
Class R4	1,000.00	1,000.00	893.20	*	1,019.61	5.23	*	5.58	1.10
Class W	1,000.00	1,000.00	880.20		1,019.56	5.25		5.63	1.11
Class Y	1,000.00	1,000.00	881.80		1,021.06	3.83		4.12	0.81
Class Z	1,000.00	1,000.00	880.80		1,020.51	4.35		4.67	0.92

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period from March 7, 2011 through August 31, 2011. Class R4 shares commenced operations on March 7, 2011.

3

Portfolio of Investments – Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.1%
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.7%
BorgWarner, Inc.(a)(b)	156,700	$11,186,813
Tenneco, Inc.(a)(b)	570,200	18,708,262
Total		29,895,075
Automobiles 0.5%
Harley-Davidson, Inc.(a)	531,100	20,532,326
Hotels, Restaurants & Leisure 3.2%
Bally Technologies, Inc.(a)(b)	563,500	17,682,630
Darden Restaurants, Inc.(a)	740,100	35,598,810
International Game Technology	1,595,134	24,341,745
Royal Caribbean Cruises Ltd.(a)(c)	1,019,225	26,459,081
Starwood Hotels & Resorts Worldwide, Inc.	609,000	27,137,040
Total		131,219,306
Household Durables 0.6%
D.R. Horton, Inc.(a)	2,156,125	22,682,435
Internet & Catalog Retail 1.8%
Expedia, Inc.	939,300	28,470,183
Liberty Media Corp. - Interactive, Class A(b)	2,827,100	44,724,722
Total		73,194,905
Leisure Equipment & Products 1.3%
Hasbro, Inc.	671,950	26,031,343
Mattel, Inc.	915,450	24,598,141
Total		50,629,484
Media 1.6%
CBS Corp., Class B Non Voting	963,200	24,128,160
DISH Network Corp., Class A(b)	1,563,858	38,877,510
Total		63,005,670
Multiline Retail 1.4%
Macy's, Inc.	2,230,000	57,868,500
Specialty Retail 1.5%
Foot Locker, Inc.(a)	1,741,400	36,343,018
Limited Brands, Inc.	685,850	25,883,979
Total		62,226,997
TOTAL CONSUMER DISCRETIONARY		511,254,698
CONSUMER STAPLES 6.6%
Food & Staples Retailing 1.1%
Safeway, Inc.	2,417,000	44,303,610
Food Products 3.2%
Hershey Co. (The)	1,025,800	60,163,170
JM Smucker Co. (The)	759,765	54,771,459
Ralcorp Holdings, Inc.(b)	144,400	12,500,708
Total		127,435,337
Household Products 1.4%
Clorox Co.	395,950	27,597,715
Energizer Holdings, Inc.(b)	402,900	30,410,892
Total		58,008,607
Tobacco 0.9%
Lorillard, Inc.	315,100	35,108,442
TOTAL CONSUMER STAPLES		264,855,996

Issuer	Shares	Value
Common Stocks (continued)
ENERGY 8.8%
Energy Equipment & Services 3.8%
Cameron International Corp.(b)	508,750	$26,434,650
Dresser-Rand Group, Inc.(b)	388,850	16,506,683
McDermott International, Inc.(b)(c)	735,600	10,585,284
Noble Corp.(b)(c)	648,525	21,894,204
Rowan Companies, Inc.(b)	587,800	21,201,946
Superior Energy Services, Inc.(b)	796,900	28,146,508
Weatherford International Ltd.(b)(c)	1,639,300	28,081,209
Total		152,850,484
Oil, Gas & Consumable Fuels 5.0%
Cabot Oil & Gas Corp.	362,025	27,463,216
Cimarex Energy Co.	141,800	10,080,562
Peabody Energy Corp.	574,905	28,055,364
QEP Resources, Inc.	695,300	24,481,513
Quicksilver Resources, Inc.(a)(b)	1,336,600	12,737,798
Spectra Energy Corp.	3,030,300	78,696,891
Whiting Petroleum Corp.(b)	419,800	19,776,778
Total		201,292,122
TOTAL ENERGY		354,142,606
FINANCIALS 26.2%
Capital Markets 1.9%
Raymond James Financial, Inc.(a)	1,381,350	38,788,308
TD Ameritrade Holding Corp.	2,460,050	37,835,569
Total		76,623,877
Commercial Banks 7.5%
CIT Group, Inc.(b)	847,100	29,284,247
City National Corp.(a)	814,287	36,553,344
Comerica, Inc.	1,514,575	38,757,974
Cullen/Frost Bankers, Inc.(a)	879,025	44,821,485
Fifth Third Bancorp	5,147,494	54,666,386
Huntington Bancshares, Inc.	5,660,085	28,470,228
SVB Financial Group(a)(b)	770,177	35,489,756
Zions Bancorporation(a)	2,129,425	37,137,172
Total		305,180,592
Consumer Finance 1.3%
Discover Financial Services	2,013,890	50,669,472
Insurance 5.8%
Axis Capital Holdings Ltd.(c)	1,580,800	45,305,728
Hartford Financial Services Group, Inc.	1,844,300	35,299,902
Principal Financial Group, Inc.	1,604,300	40,685,048
Reinsurance Group of America, Inc.	1,214,875	64,837,879
XL Group PLC(c)	2,307,823	48,025,796
Total		234,154,353
Real Estate Investment Trusts (REITs) 8.3%
Alexandria Real Estate Equities, Inc.(a)	512,200	37,293,282
General Growth Properties, Inc.(a)	2,061,363	28,116,991
Host Hotels & Resorts, Inc.	2,875,097	34,012,398
ProLogis, Inc.(a)	1,454,572	39,607,996
Rayonier, Inc.	1,418,859	59,506,946
Taubman Centers, Inc.	890,000	51,290,700
UDR, Inc.	2,380,700	63,588,497
Weyerhaeuser Co.	1,184,611	21,358,536
Total		334,775,346

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Real Estate Management & Development 0.7%
CB Richard Ellis Group, Inc., Class A(b)	1,872,411	$28,385,751
Thrifts & Mortgage Finance 0.7%
People's United Financial, Inc.	2,473,550	29,064,213
TOTAL FINANCIALS		1,058,853,604
HEALTH CARE 8.0%
Health Care Equipment & Supplies 2.9%
Cooper Companies, Inc. (The)(a)	471,775	35,510,504
Teleflex, Inc.	864,925	49,750,486
Zimmer Holdings, Inc.(b)	562,450	31,997,781
Total		117,258,771
Health Care Providers & Services 1.9%
Coventry Health Care, Inc.(b)	1,115,100	36,664,488
Quest Diagnostics, Inc.	804,786	40,295,635
Total		76,960,123
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.(b)	558,125	20,578,068
Mettler-Toledo International, Inc.(a)(b)	122,725	19,546,411
Total		40,124,479
Pharmaceuticals 2.2%
Hospira, Inc.(b)	686,000	31,693,200
Watson Pharmaceuticals, Inc.(b)	827,200	55,521,664
Total		87,214,864
TOTAL HEALTH CARE		321,558,237
INDUSTRIALS 10.7%
Aerospace & Defense 0.5%
AerCap Holdings NV(b)(c)	1,826,600	20,293,526
Airlines 0.3%
Delta Air Lines, Inc.(b)	1,796,600	13,528,398
Building Products 0.5%
Owens Corning(b)	696,400	20,237,384
Construction & Engineering 0.5%
Foster Wheeler AG(b)(c)	837,250	20,554,488
Electrical Equipment 1.3%
Babcock & Wilcox Co. (The)(b)	907,100	20,890,513
Cooper Industries PLC(c)	692,975	32,833,155
Total		53,723,668
Machinery 4.4%
AGCO Corp.(b)	764,442	32,748,695
Crane Co.	869,100	36,719,475
Kennametal, Inc.	749,425	27,623,806
Parker Hannifin Corp.	599,350	44,010,270
Stanley Black & Decker, Inc.	610,450	37,835,691
Total		178,937,937
Professional Services 0.9%
Manpower, Inc.	837,600	33,738,528
Road & Rail 2.3%
Con-way, Inc.	974,773	24,944,441
Hertz Global Holdings, Inc.(b)	3,335,650	37,359,280
Ryder System, Inc.	630,700	29,693,356
Total		91,997,077
TOTAL INDUSTRIALS		433,011,006

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 5.6%
Communications Equipment 0.1%
Tellabs, Inc.	1,408,600	$5,747,088
Computers & Peripherals 1.1%
Diebold, Inc.(a)	1,558,750	44,642,600
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.(b)	1,270,725	39,646,620
Molex, Inc.(a)	1,828,750	39,958,188
Total		79,604,808
Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc.(a)(b)	2,459,500	16,798,385
Atmel Corp.(a)(b)	1,813,500	16,520,985
Avago Technologies Ltd.(c)	657,100	21,756,581
Total		55,075,951
Software 1.1%
Autodesk, Inc.(b)	795,850	22,442,970
Nuance Communications, Inc.(b)	1,128,700	20,948,672
Total		43,391,642
TOTAL INFORMATION TECHNOLOGY		228,462,089
MATERIALS 5.7%
Chemicals 4.1%
Albemarle Corp.	533,450	27,051,250
Celanese Corp., Class A	1,130,450	53,142,454
International Flavors & Fragrances, Inc.	774,200	44,919,084
PPG Industries, Inc.	524,075	40,138,904
Total		165,251,692
Containers & Packaging 1.2%
Packaging Corp. of America	1,851,300	46,930,455
Metals & Mining 0.4%
United States Steel Corp.(a)	579,275	17,447,763
TOTAL MATERIALS		229,629,910
UTILITIES 12.9%
Electric Utilities 1.0%
Northeast Utilities(a)	1,126,725	39,097,357
Gas Utilities 0.8%
Questar Corp.(a)	1,743,400	32,671,316
Independent Power Producers & Energy Traders 0.6%
AES Corp. (The)(b)	2,422,974	26,313,498
Multi-Utilities 10.5%
CMS Energy Corp.(a)	3,093,000	60,932,100
PG&E Corp.	1,237,075	52,390,126
Public Service Enterprise Group, Inc.	1,245,525	42,509,768
SCANA Corp.(a)	1,108,100	44,567,782
Sempra Energy	1,559,525	81,906,253
Wisconsin Energy Corp.	2,355,250	74,520,110
Xcel Energy, Inc.	2,781,250	68,613,438
Total		425,439,577
TOTAL UTILITIES		523,521,748
Total Common Stocks (Cost: $3,500,279,611)		$3,925,289,894

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

		Shares	Value
Exchange-Traded Funds 1.1%
iShares Russell Midcap Value Index Fund		975,200	$41,611,784
Total Exchange-Traded Funds (Cost: $45,290,064)			$41,611,784
Money Market Fund 1.1%
Columbia Short-Term Cash Fund, 0.139%(d)(e)		44,467,241	$44,467,241
Total Money Market Fund (Cost: $44,467,241)			$44,467,241
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 5.3%
Asset-Backed Commercial Paper 0.6%
Amsterdam Funding Corp.
09/26/11	0.260%	$4,998,809	$4,998,809
LMA Americas LLC
09/06/11	0.550%	2,999,633	2,999,633
09/07/11	0.500%	3,999,611	3,999,611
Matchpoint Finance PLC
09/01/11	0.250%	3,999,972	3,999,972
Rheingold Securitization
09/12/11	0.430%	9,988,772	9,988,772
Total			25,986,797
Certificates of Deposit 4.0%
ABM AMRO Bank N.V.
09/12/11	0.310%	5,998,347	5,998,347
09/29/11	0.310%	1,999,466	1,999,466
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Banque et Caisse d'Epargne de l'Etat
09/12/11	0.360%	4,998,401	4,998,401
Barclays Bank PLC
09/13/11	0.310%	10,000,000	10,000,000
Commerzbank AG
10/03/11	0.380%	3,000,000	3,000,000
Credit Industrial et Commercial
11/21/11	0.410%	19,000,000	19,000,000
La Banque Postale
09/13/11	0.250%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	18,000,000	18,000,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.238%	9,999,870	9,999,870

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
National Bank of Canada
11/18/11	0.252%	$18,000,000	$18,000,000
Pohjola Bank PLC
09/15/11	0.730%	5,000,000	5,000,000
09/28/11	0.300%	3,000,000	3,000,000
Rabobank
01/20/12	0.253%	10,000,000	10,000,000
Societe Generale
09/01/11	0.250%	9,000,000	9,000,000
09/01/11	0.250%	4,000,000	4,000,000
Svenska Handelsbank
09/01/11	0.090%	4,000,000	4,000,000
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
Union Bank of Switzerland
12/09/11	0.257%	13,000,000	13,000,000
United Overseas Bank Ltd.
09/26/11	0.260%	5,000,000	5,000,000
Total			162,996,147
Commercial Paper 0.3%
Antalis US Funding Corp.
09/01/11	0.520%	4,999,422	4,999,422
Foreningsparbanken (Swedbank)
09/19/11	0.280%	4,998,678	4,998,678
Total			9,998,100
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
09/15/11	0.280%	8,000,000	8,000,000
10/17/11	0.280%	6,000,000	6,000,000
Total			14,000,000
Repurchase Agreements 0.1%
UBS Securities LLC dated 08-31-11, matures 09-01-11 repurchase price $2,847,386(f)
	0.080%	2,847,380	2,847,380
Total			2,847,380
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $215,828,424)			$215,828,424
Total Investments (Cost: $3,805,865,340)			$4,227,197,343
Other Assets & Liabilities, Net			(185,106,384)
Net Assets			$4,042,090,959

Notes to Portfolio of Investments

(a)  At August 31, 2011, security was partially or fully on loan.

(b)  Non-income producing.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $275,789,052 or 6.82% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$674,131,612	$(629,664,371)	$—	$44,467,241	$87,148	$44,467,241

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Security Description	Value
Fannie Mae Pool	$2,059,144
Freddie Mac Gold Pool	817,784
Freddie Mac Non Gold Pool	27,398
Total Market Value of Collateral Securities	$2,904,326

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$511,254,698	$—	$—	$511,254,698
Consumer Staples	264,855,996	—	—	264,855,996
Energy	354,142,606	—	—	354,142,606
Financials	1,058,853,604	—	—	1,058,853,604
Health Care	321,558,237	—	—	321,558,237
Industrials	433,011,006	—	—	433,011,006
Information Technology	228,462,089	—	—	228,462,089
Materials	229,629,910	—	—	229,629,910
Utilities	523,521,748	—	—	523,521,748
Total Equity Securities	3,925,289,894	—	—	3,925,289,894
Other
Exchange-Traded Funds	41,611,784	—	—	41,611,784
Affiliated Money Market Fund(c)	44,467,241	—	—	44,467,241
Investments of Cash Collateral Received for Securities on Loan	—	215,828,424	—	215,828,424
Total Other	86,079,025	215,828,424	—	301,907,449
Total	$4,011,368,919	$215,828,424	$—	$4,227,197,343

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $3,545,569,675)	$3,966,901,678
Affiliated issuers (identified cost $44,467,241)	44,467,241
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $212,981,044)	212,981,044
Repurchase agreements (identified cost $2,847,380)	2,847,380
Total investments (identified cost $3,805,865,340)	4,227,197,343
Cash	16,001
Receivable for:
Capital shares sold	10,241,642
Investments sold	22,082,532
Dividends	6,587,915
Interest	51,132
Total assets	4,266,176,565
Liabilities
Due upon return of securities on loan	215,828,424
Payable for:
Capital shares purchased	6,775,998
Investment management fees	71,974
Distribution and service fees	14,313
Transfer agent fees	822,851
Administration fees	5,419
Plan administration fees	2
Chief compliance officer expenses	1,316
Other expenses	565,309
Total liabilities	224,085,606
Net assets applicable to outstanding capital stock	$4,042,090,959

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$4,064,720,946
Undistributed net investment income	4,404,963
Accumulated net realized loss	(448,366,953)
Unrealized appreciation (depreciation) on:
Investments	421,332,003
Total — representing net assets applicable to outstanding capital stock	$4,042,090,959
*Value of securities on loan	$211,254,697
Net assets applicable to outstanding shares
Class A	$1,175,871,220
Class B	$28,374,310
Class C	$130,596,706
Class I	$106,367,205
Class R	$103,527,256
Class R4	$10,771
Class W	$81,613,731
Class Y	$28,623
Class Z	$2,415,701,137
Shares outstanding
Class A	93,943,505
Class B	2,330,566
Class C	10,687,317
Class I	8,496,169
Class R	8,284,685
Class R4	859
Class W	6,516,463
Class Y	2,286
Class Z	192,716,831
Net asset value per share
Class A(a)	$12.52
Class B	$12.17
Class C	$12.22
Class I	$12.52
Class R	$12.50
Class R4	$12.54
Class W	$12.52
Class Y	$12.52
Class Z	$12.53

(a)  The maximum offering price per share for Class A is $13.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Mid Cap Value Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$38,879,739
Interest	8,383
Dividends from affiliates	87,148
Income from securities lending — net	350,010
Foreign taxes withheld	(6,557)
Total income	39,318,723
Expenses:
Investment management fees	14,905,944
Distribution fees
Class B	140,893
Class C	595,471
Class R	773,436
Service fees
Class B	47,082
Class C	198,362
Class W	55,779
Distribution and service fees — Class A	1,759,490
Transfer agent fees
Class A	1,332,332
Class B	36,443
Class C	150,730
Class R	306,661
Class R4	4
Class W	28,898
Class Y	13
Class Z	2,594,940
Administration fees	2,175,336
Plan administration fees
Class R4	8
Compensation of board members	34,926
Pricing and bookkeeping fees	9,536
Custodian fees	55,434
Printing and postage fees	380,510
Registration fees	84,620
Professional fees	47,728
Chief compliance officer expenses	2,134
Other	107,517
Total expenses	25,824,227
Net investment income	13,494,496
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	209,493,700
Net realized gain	209,493,700
Net change in unrealized appreciation (depreciation) on:
Investments	(809,919,637)
Net change in unrealized depreciation	(809,919,637)
Net realized and unrealized loss	(600,425,937)
Net decrease in net assets from operations	$(586,931,441)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Mid Cap Value Fund

	Six months ended August 31, 2011(a) (Unaudited)	Year ended February 28, 2011(b)
Operations
Net investment income	$13,494,496	$51,904,525
Net realized gain	209,493,700	330,692,067
Net change in unrealized appreciation (depreciation)	(809,919,637)	792,952,174
Net increase (decrease) in net assets resulting from operations	(586,931,441)	1,175,548,766
Distributions to shareholders from:
Net investment income
Class A	(1,667,562)	(16,528,260)
Class B	—	(347,528)
Class C	—	(1,183,149)
Class I	(516,243)	(59,745)
Class R	(142,386)	(2,956,981)
Class R4	(14)	—
Class W	(109,437)	(8)
Class Y	(93)	(255)
Class Z	(6,769,087)	(36,251,311)
Total distributions to shareholders	(9,204,822)	(57,327,237)
Decrease in net assets from share transactions	(438,287,389)	(428,527,709)
Proceeds from regulatory settlement (Note 6)	—	17,400
Total increase (decrease) in net assets	(1,034,423,652)	689,711,220
Net assets at beginning of period	5,076,514,611	4,386,803,391
Net assets at end of period	$4,042,090,959	$5,076,514,611
Undistributed net investment income	$4,404,963	$125,040

(a)  Class R4 shares for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Class I and Class W shares for the period September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Mid Cap Value Fund

	Six months ended August 31, 2011(a) (Unaudited)		Year ended February 28, 2011(b)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	9,001,385	124,761,322	24,098,682	295,808,915
Fund merger	764,899	10,800,090	—	—
Distributions reinvested	105,344	1,476,499	1,205,192	14,542,969
Redemptions	(22,070,654)	(307,908,498)	(48,053,020)	(588,007,438)
Net decrease	(12,199,026)	(170,870,587)	(22,749,146)	(277,655,554)
Class B shares
Subscriptions	13,503	184,607	41,301	494,268
Fund merger	52,469	721,378	—	—
Distributions reinvested	—	—	23,648	276,486
Redemptions	(950,589)	(12,827,568)	(3,076,618)	(36,566,848)
Net decrease	(884,617)	(11,921,583)	(3,011,669)	(35,796,094)
Class C shares
Subscriptions	297,088	4,022,743	990,308	12,037,780
Fund merger	21,768	300,577	—	—
Distributions reinvested	—	—	73,776	866,581
Redemptions	(2,075,805)	(28,019,071)	(5,192,512)	(61,998,199)
Net decrease	(1,756,949)	(23,695,751)	(4,128,428)	(49,093,838)
Class I shares
Subscriptions	1,403,000	19,865,804	11,027,366	149,685,114
Fund merger	262,588	3,708,890	—	—
Distributions reinvested	36,765	516,217	4,539	59,734
Redemptions	(3,780,757)	(51,954,002)	(457,332)	(6,244,962)
Net increase (decrease)	(2,078,404)	(27,863,091)	10,574,573	143,499,886
Class R shares
Subscriptions	5,443,453	76,740,313	10,065,747	122,653,544
Distributions reinvested	10,073	140,824	241,993	2,923,279
Redemptions	(20,854,939)	(265,719,472)	(11,316,146)	(139,432,480)
Net decrease	(15,401,413)	(188,838,335)	(1,008,406)	(13,855,657)
Class R4 shares
Subscriptions	178	2,502	—	—
Fund merger	681	9,625	—	—
Net increase	859	12,127	—	—
Class W shares
Subscriptions	950,007	11,652,538	226	2,650
Fund merger	7,276,910	102,861,296	—	—
Distributions reinvested	7,816	109,430	—	—
Redemptions	(1,718,484)	(24,156,547)	(12)	(153)
Net increase	6,516,249	90,466,717	214	2,497
Class Y shares
Subscriptions	—	—	1,130	13,781
Distributions reinvested	3	47	17	201
Net increase	3	47	1,147	13,982
Class Z shares
Subscriptions	21,288,654	294,382,406	55,584,335	673,554,891
Distributions reinvested	340,837	4,791,413	2,057,565	24,860,995
Redemptions	(29,409,400)	(404,750,752)	(73,199,198)	(894,058,817)
Net decrease	(7,779,909)	(105,576,933)	(15,557,298)	(195,642,931)
Total net decrease	(33,583,207)	(438,287,389)	(35,879,013)	(428,527,709)

(a)  Class R4 shares for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Class I and Class W shares for the period September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Mid Cap Value Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$14.24		$11.18		$6.87		$13.12		$15.21		$15.01		$14.02
Income from investment operations:
Net investment income	0.03		0.13	(b)	0.07		0.11		0.13		0.10		0.11
Net realized and unrealized gain (loss)	(1.73)		3.07		4.32		(6.25)		(1.19)		1.67		2.47
Total from investment operations	(1.70)		3.20		4.39		(6.14)		(1.06)		1.77		2.58
Less distributions to shareholders from:
Net investment income	(0.02)		(0.14)		(0.07)		(0.10)		(0.16)		(0.06)		(0.07)
Net realized gains	—		—		—		—		(0.87)		(1.51)		(1.52)
Tax return of capital	—		—		(0.01)		(0.01)		—		—		—
Total distributions to shareholders	(0.02)		(0.14)		(0.08)		(0.11)		(1.03)		(1.57)		(1.59)
Increase from regulatory settlements	—		0.00	(c)	0.00	(c)	—		—		—		—
Net asset value, end of period	$12.52		$14.24		$11.18		$6.87		$13.12		$15.21		$15.01
Total return	(11.97%)		28.87%		64.09%		(47.05%)		(7.88%)		13.09%		20.24%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.17	%(e)	1.13%		1.17%		1.17%		1.10%		1.12	%(e)	1.08%
Net expenses after fees waived or expenses reimbursed(f)	1.17	%(e)	1.13	%(g)	1.17	%(g)	1.17	%(g)	1.10	%(g)	1.12	%(e)(g)	1.08	%(g)
Net investment income	0.44	%(e)	1.05	%(g)	0.71	%(g)	0.97	%(g)	0.83	%(g)	0.76	%(e)(g)	0.80	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,175,871		$1,511,519		$1,411,388		$966,440		$1,677,414		$1,296,803		$874,429
Portfolio turnover	22%		50%		56%		46%		24%		53%		41%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$13.89		$10.94		$6.73		$12.86		$14.94		$14.80		$13.89
Income from investment operations:
Net investment income (loss)	(0.02)		0.03	(b)	0.00	(c)	0.02		0.03		0.00	(c)	0.01
Net realized and unrealized gain (loss)	(1.70)		3.01		4.23		(6.11)		(1.19)		1.65		2.43
Total from investment operations	(1.72)		3.04		4.23		(6.09)		(1.16)		1.65		2.44
Less distributions to shareholders from:
Net investment income	—		(0.09)		(0.02)		(0.03)		(0.05)		(0.00	)(c)	(0.01)
Net realized gains	—		—		—		—		(0.87)		(1.51)		(1.52)
Tax return of capital	—		—		(0.00	)(c)	(0.01)		—		—		—
Total distributions to shareholders	—		(0.09)		(0.02)		(0.04)		(0.92)		(1.51)		(1.53)
Increase from regulatory settlements	—		0.00	(c)	0.00	(c)	—		—		—		—
Net asset value, end of period	$12.17		$13.89		$10.94		$6.73		$12.86		$14.94		$14.80
Total return	(12.38%)		27.89%		62.86%		(47.41%)		(8.61%)		12.36%		19.32%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.92	%(e)	1.88%		1.92%		1.92%		1.85%		1.87	%(e)	1.84%
Net expenses after fees waived or expenses reimbursed(f)	1.92	%(e)	1.88	%(g)	1.92	%(g)	1.92	%(g)	1.85	%(g)	1.87	%(e)(g)	1.84	%(g)
Net investment income (loss)	(0.31	%)(e)	0.28	%(g)	(0.01	%)(g)	0.18	%(g)	0.18	%(g)	(0.02	)(e)(g)	0.05	%(g)
Supplemental data
Net assets, end of period (in thousands)	$28,374		$44,651		$68,110		$66,254		$179,087		$255,123		$312,587
Portfolio turnover	22%		50%		56%		46%		24%		53%		41%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, The Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$13.94		$10.98		$6.75		$12.90		$14.99		$14.84		$13.93
Income from investment operations:
Net investment income (loss)	(0.02)		0.04	(b)	0.00	(c)	0.02		0.01		0.00	(c)	0.01
Net realized and unrealized gain (loss)	(1.70)		3.01		4.25		(6.13)		(1.18)		1.66		2.43
Total from investment operations	(1.72)		3.05		4.25		(6.11)		(1.17)		1.66		2.44
Less distributions to shareholders from:
Net investment income	—		(0.09)		(0.02)		(0.03)		(0.05)		(0.00	)(c)	(0.01)
Net realized gains	—		—		—		—		(0.87)		(1.51)		(1.52)
Tax return of capital	—		(0.00	)(c)	—		(0.01)		—		—		—
Total distributions to shareholders	—		(0.09)		(0.02)		(0.04)		(0.92)		(1.51)		(1.53)
Increase from regulatory settlements	—		0.00	(c)	0.00	(c)	—		—		—		—
Net asset value, end of period	$12.22		$13.94		$10.98		$6.75		$12.90		$14.99		$14.84
Total return	(12.34%)		27.88%		62.97%		(47.42%)		(8.65%)		12.40%		19.25%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.92	%(e)	1.88%		1.92%		1.92%		1.85%		1.87	%(e)	1.84%
Net expenses after fees waived or expenses reimbursed(f)	1.92	%(e)	1.88	%(g)	1.92	%(g)	1.92	%(g)	1.85	%(g)	1.87	%(e)(g)	1.84	%(g)
Net investment income (loss)	(0.31	%)(e)	0.30	%(g)	(0.03	%)(g)	0.19	%(g)	0.07	%(g)	0.03	%(e)(g)	0.05	%(g)
Supplemental data
Net assets, end of period (in thousands)	$130,597		$173,457		$181,941		$144,370		$318,190		$249,067		$123,789
Portfolio turnover	22%		50%		56%		46%		24%		53%		41%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividend. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$14.24		$11.68
Income from investment operations:
Net investment income	0.06		0.03
Net realized and unrealized gain (loss)	(1.73)		2.58
Total from investment operations	(1.67)		2.61
Less distributions to shareholders from:
Net investment income	(0.05)		(0.05)
Total distributions to shareholders	(0.05)		(0.05)
Net asset value, end of period	$12.52		$14.24
Total return	(11.79%)		22.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73	%(c)	0.72	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.73	%(c)	0.72	%(c)(e)
Net investment income	0.88	%(c)	0.53	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$106,367		$150,603
Portfolio turnover	22%		50%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006(b)
Class R
Per share data
Net asset value, beginning of period	$14.23		$11.18		$6.87		$13.11		$15.21		$15.01		$14.25
Income from investment operations:
Net investment income	0.01		0.10	(c)	0.04		0.09		0.05		0.08		0.01
Net realized and unrealized gain (loss)	(1.73)		3.07		4.33		(6.24)		(1.16)		1.66		0.75
Total from investment operations	(1.72)		3.17		4.37		(6.15)		(1.11)		1.74		0.76
Less distributions to shareholders from:
Net investment income	(0.01)		(0.12)		(0.05)		(0.08)		(0.12)		(0.03)		(0.00	)(d)
Net realized gains	—		—		—		—		(0.87)		(1.51)		—
Tax return of capital	—		—		(0.01)		(0.01)		—		—		—
Total distributions to shareholders	(0.01)		(0.12)		(0.06)		(0.09)		(0.99)		(1.54)		(0.00	)(d)
Increase from regulatory settlements	—		0.00	(d)	0.00	(d)	—		—		—		—
Net asset value, end of period	$12.50		$14.23		$11.18		$6.87		$13.11		$15.21		$15.01
Total return	(12.12%)		28.53%		63.69%		(47.13%)		(8.17%)		12.86%		5.36%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.42	%(f)	1.38%		1.42%		1.42%		1.35%		1.37	%(f)	1.44%
Net expenses after fees waived or expenses reimbursed(g)	1.42	%(f)	1.38	%(h)	1.42	%(h)	1.42	%(h)	1.35	%(h)	1.37	%(f)(h)	1.44	%(h)
Net investment income	0.11	%(f)	0.80	%(h)	0.44	%(h)	0.94	%(h)	0.35	%(h)	0.61	%(f)(h)	0.44	%(h)
Supplemental data
Net assets, end of period (in thousands)	$103,527		$337,001		$276,046		$145,227		$46,252		$7,337		$10
Portfolio turnover	22%		50%		56%		46%		24%		53%		41%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

(c)  Net investment income per share reflects a special dividend. The effect of this dividends amounted to $0.08 per share.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)(a)
Class R4
Per share data
Net asset value, beginning of period	$14.06
Income from investment operations:
Net investment income	0.04
Net realized and unrealized loss	(1.54)
Total from investment operations	(1.50)
Less distributions to shareholders from:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)
Net asset value, end of period	$12.54
Total return	(10.68%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.10	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10	%(c)
Net investment income	0.61	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$14.24		$11.69
Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized gain (loss)	(1.74)		2.57
Total from investment operations	(1.70)		2.59
Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)
Total distributions to shareholders	(0.02)		(0.04)
Net asset value, end of period	$12.52		$14.24
Total return	(11.98%)		22.17%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.11	%(c)	1.14	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.11	%(c)	1.14	%(c)(e)
Net investment income	0.58	%(c)	0.34	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$81,614		$3
Portfolio turnover	22%		50%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,
	(Unaudited)		2011		2010(a)
Class Y
Per share data
Net asset value, beginning of period	$14.24		$11.18		$8.86
Income from investment operations:
Net investment income	0.06		0.16	(b)	0.08
Net realized and unrealized gain (loss)	(1.74)		3.08		2.31
Total from investment operations	(1.68)		3.24		2.39
Less distributions to shareholders from:
Net investment income	(0.04)		(0.18)		(0.06)
Tax return of capital	—		—		(0.01)
Total distributions to shareholders	(0.04)		(0.18)		(0.07)
Increase from regulatory settlements	—		0.00	(c)	0.00	(c)
Net asset value, end of period	$12.52		$14.24		$11.18
Total return	(11.82%)		29.23%		27.00%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.81	%(e)	0.81%		0.76	%(e)
Net expenses after fees waived or expenses reimbursed(f)	0.81	%(e)	0.81	%(g)	0.76	%(e)(g)
Net investment income	0.81	%(e)	1.25	%(g)	1.28	%(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$29		$33		$13
Portfolio turnover	22%		50%		56%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Mid Cap Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$14.26		$11.20		$6.88		$13.13		$15.23		$15.03		$14.04
Income from investment operations:
Net investment income	0.05		0.16	(b)	0.09		0.14		0.17		0.13		0.13
Net realized and unrealized gain (loss)	(1.75)		3.07		4.33		(6.25)		(1.21)		1.68		2.49
Total from investment operations	(1.70)		3.23		4.42		(6.11)		(1.04)		1.81		2.62
Less distributions to shareholders from:
Net investment income	(0.03)		(0.17)		(0.09)		(0.13)		(0.19)		(0.10)		(0.11)
Net realized gains	—		—		—		—		(0.87)		(1.51)		(1.52)
Tax return of capital	—		—		(0.01)		(0.01)		—		—		—
Total distributions to shareholders	(0.03)		(0.17)		(0.10)		(0.14)		(1.06)		(1.61)		(1.63)
Increase from regulatory settlements	—		0.00	(c)	0.00	(c)	—		—		—		—
Net asset value, end of period	$12.53		$14.26		$11.20		$6.88		$13.13		$15.23		$15.03
Total return	(11.92%)		29.14%		64.55%		(46.87%)		(7.70%)		13.36%		20.49%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.92	%(e)	0.88%		0.92%		0.92%		0.85%		0.87	%(e)	0.84%
Net expenses after fees waived or expenses reimbursed(f)	0.92	%(e)	0.88	%(g)	0.92	%(g)	0.92	%(g)	0.85	%(g)	0.87	%(e)(g)	0.84	%(g)
Net investment income	0.70	%(e)	1.30	%(g)	0.95	%(g)	1.23	%(g)	1.10	%(g)	1.00	%(e)(g)	0.94	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,415,701		$2,859,249		$2,419,305		$1,459,522		$2,109,483		$1,758,133		$1,415,664
Portfolio turnover	22%		50%		56%		46%		24%		53%		41%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Notes to Financial Statements – Columbia Mid Cap Value Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

The Fund is authorized to issue Class R4 shares, which are not subject to sales charges; however, this share class is closed to new investors. Class R4 shares commenced operations on March 7, 2011.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued

23

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations)

24

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.65% to 0.50% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.61% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective April 30, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. Prior to April 30, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.09% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $772.

25

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.20
Class R4	0.05
Class W	0.13
Class Y	0.08
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of

26

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%. 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $120,209 for Class A, $18,798 for Class B, $2,516 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.19%
Class B	1.94
Class C	1.94
Class I	0.80
Class R	1.44
Class R4	1.10
Class W	1.19
Class Y	0.94
Class Z	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 12) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the Reorganization.

Prior to April 30, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.30%
Class B	2.05
Class C	2.05
Class I	0.91
Class R	1.55
Class R4	1.21
Class W	1.30
Class Y	1.05
Class Z	1.05

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

27

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $3,805,865,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$649,923,000
Unrealized depreciation	(228,591,000)
Net unrealized appreciation	$421,332,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$34,355,167
2018	602,735,614
Total	$637,090,781

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,269,150,335 and $1,663,296,221, respectively, for the six months ended August 31, 2011.

Transactions to realign the Fund's portfolio following the merger as described in Note 12 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $107,716,147 and $116,980,620, respectively.

Note 6. Regulatory Settlements

During the year ended February 28, 2011, the Fund received payments of $17,400 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $211,254,697 were on loan, and by cash collateral of $215,828,424 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

28

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to March 28, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to March 28, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through March 28, 2011, there were no credits.

Note 9. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2011, two shareholder accounts owned 30.7% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $280,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 12. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Disciplined Small & Mid Cap Equity Fund. The reorganization was completed after shareholders approved the plan on February 15,

29

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $4,928,664,500 and the combined net assets immediately after the acquisition were $5,047,066,356.

The merger was accomplished by a tax-free exchange of 15,504,454 shares of RiverSouce Disciplined Small & Mid Cap Equity Fund valued at $118,401,856 (including $19,533,720 of unrealized appreciation).

In exchange for RiverSource Disciplined Small & Mid Cap Equity Fund shares, Columbia Mid Cap Value Fund issued the following number of shares:

Shares
Class A	764,899
Class B	52,469
Class C	21,768
Class I	262,588
Class R4	681
Class W	7,276,910

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Disciplined Small & Mid Cap Equity Fund's cost of investments was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Disciplined Small & Mid Cap Equity that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011, the Fund's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended August 31, 2011 would have been approximately $13.8 million, $221.8 million and $(820.4) million, respectively.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening

30

Columbia Mid Cap Value Fund, August 31, 2011 (Unaudited)

appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

31

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Mid Cap Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Columbia Mid Cap Value Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1220 C (10/11)

Columbia Multi-Advisor International Equity Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	15

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	29

Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Multi-Advisor International Equity Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R
Inception	06/03/92		06/07/93		06/17/92		09/27/10	01/23/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.72	–16.79	–12.08	–16.48	–12.05	–12.93	–11.49	–11.81
1-year	7.70	1.55	6.92	1.92	6.90	5.90	n/a	7.50
5-year	–2.59	–3.74	–3.33	–3.64	–3.31	–3.31	n/a	–2.83
10-year/Life	3.94	3.33	3.07	3.07	3.23	3.23	–2.03	3.80

Share class	R4	W	Y	Z
Inception	03/07/11	09/27/10	03/07/11	12/02/91
Sales charge	without	without	without	without
6-month (cumulative)	n/a	–11.72	n/a	–11.57
1-year	n/a	n/a	n/a	8.01
5-year	n/a	n/a	n/a	–2.34
10-year/Life	–11.08	–2.43	–11.00	4.12

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares, Class R4 shares, Class Y shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class R, Class R4, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class W shares were initially offered on September 27, 2010. Class R4 and Class Y shares were initially offered on March 7, 2011.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower since Class R shares are subject to a higher distribution (Rule 12b-1) fee.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted capitalization index that is designed to measure the equity market performance of developed markets in 22 developed-market countries excluding the U.S. and Canada.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–11.72%

Class A shares (without sales charge)

–11.12%

MSCI EAFE Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class A	11.00
Class B	9.97
Class C	9.85
Class I	11.17
Class R	10.98
Class R4	11.15
Class W	11.00
Class Y	11.17
Class Z	11.16

Performance Information (continued) – Columbia Multi-Advisor International Equity Fund

Country Breakdown1

as of 08/31/11 (%)
Argentina	0.6
Australia	2.4
Belgium	1.6
Brazil	2.7
Canada	1.7
China	4.3
Denmark	1.2
Finland	1.3
France	4.9
Germany	9.0
Hong Kong	3.4
India	1.3
Indonesia	1.2
Ireland	2.0
Italy	1.7
Japan	9.6
Malaysia	0.3
Malta	0.0	*
Mexico	0.4
Netherlands	3.5
New Zealand	0.1
Norway	1.0
Panama	0.0	*
Philippines	0.6
Poland	0.0	*
Russian Federation	0.6
Singapore	0.9
South Africa	0.4
South Korea	2.8
Spain	3.2
Sweden	2.2
Switzerland	8.6
Taiwan	2.7
Thailand	1.2
Turkey	0.1
United Kingdom	19.2
United States	1.0
Other[2]	2.3

*Rounds to less than 0.1%.

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Cash & Cash Equivalents.

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	882.80		1,018.80	5.96		6.39	1.26
Class B	1,000.00	1,000.00	879.20		1,015.03	9.49		10.18	2.01
Class C	1,000.00	1,000.00	879.50		1,015.18	9.35		10.03	1.98
Class I	1,000.00	1,000.00	885.10		1,021.01	3.89		4.17	0.82
Class R	1,000.00	1,000.00	881.90		1,017.50	7.19		7.71	1.52
Class R4	1,000.00	1,000.00	889.20	*	1,019.10	5.51	*	6.09	1.20
Class W	1,000.00	1,000.00	882.80		1,018.80	5.96		6.39	1.26
Class Y	1,000.00	1,000.00	890.00	*	1,020.96	3.81	*	4.22	0.83
Class Z	1,000.00	1,000.00	884.30		1,019.81	5.02		5.38	1.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period from March 7, 2011 through August 31, 2011. Class R4 shares and Class Y shares commenced operations on March 7, 2011.

Portfolio of Investments – Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.0%
ARGENTINA 0.6%
Arcos Dorados Holdings, Inc., Class A(a)	201,305	$5,549,979
MercadoLibre, Inc.	94,678	6,379,403
Total		11,929,382
AUSTRALIA 2.4%
Australia & New Zealand Banking Group Ltd.(a)	262,378	5,717,069
BHP Billiton Ltd.(a)	272,654	11,600,268
Challenger Ltd.(a)	843,829	4,438,914
Commonwealth Bank of Australia(a)	104,660	5,417,631
Iluka Resources Ltd.(a)	182,207	3,233,098
Monadelphous Group Ltd.(a)	96,653	2,110,457
National Australia Bank Ltd.(a)	66,294	1,690,936
Newcrest Mining Ltd.(a)	118,076	5,080,593
QBE Insurance Group Ltd.(a)(b)	181,208	2,743,494
Rio Tinto Ltd.(a)	26,740	2,091,236
Westpac Banking Corp.(a)	286,289	6,340,229
Total		50,463,925
BELGIUM 1.6%
Anheuser-Busch InBev NV(a)	626,558	34,606,966
BRAZIL 2.5%
Amil Participacoes SA(a)	81,600	898,066
Anhanguera Educacional Participacoes SA(a)	224,500	3,666,688
Banco Bradesco SA, ADR(a)	53,430	953,726
Banco do Brasil SA(a)	54,100	902,969
BM&FBovespa SA(a)	201,200	1,181,745
BR Malls Participacoes SA(a)	777,100	8,664,819
Cia de Bebidas das Americas, ADR(a)	60,083	2,141,358
Cia Hering(a)	45,700	996,449
Cielo SA(a)	26,200	674,956
Drogasil SA(a)	142,200	1,129,096
Itaú Unibanco Holding SA, ADR(a)	204,889	3,720,784
JSL SA(a)	166,800	1,006,940
Localiza Rent a Car SA(a)	82,100	1,406,412
Mills Estruturas e Servicos de Engenharia SA(a)	52,600	662,498
Multiplus SA(a)	65,400	1,098,970
Odontoprev SA(a)	49,500	860,085
OGX Petroleo e Gas Participacoes SA(a)(c)	2,280,700	16,304,018
Telecomunicacoes de Sao Paulo SA, ADR(a)	20,627	655,320
Totvs SA(a)	53,600	954,557
Vale SA(a)	155,700	4,346,572
Vale SA, ADR(a)	46,010	1,299,322
Total		53,525,350
CANADA 1.7%
Canadian National Railway Co.(a)	193,140	14,253,732
IMAX Corp.(a)(c)	171,201	3,001,153
Pacific Rubiales Energy Corp.(a)	472,440	11,621,648
Potash Corp. of Saskatchewan, Inc.(a)	114,872	6,660,279
Total		35,536,812
CHINA 4.4%
Airtac International Group(a)	36,000	260,423
Anhui Conch Cement Co., Ltd., Class H(a)	282,085	1,185,083
Baidu, Inc., ADR(a)(c)	122,163	17,808,922
Bank of China Ltd., Class H(a)	14,146,000	5,867,247
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(a)(b)	288,656	497,791

Issuer	Shares	Value
Common Stocks (continued)
CHINA (cont.)
China Communications Construction Co., Ltd., Class H(a)	3,100,000	$2,254,321
China Construction Bank Corp., Class H(a)	2,176,000	1,619,437
China Lilang Ltd.(a)	603,000	821,248
China Milk Products Group Ltd.(a)(c)(d)(f)	7,426,000	246,650
China Shenhua Energy Co., Ltd., Class H(a)	767,000	3,570,690
China Vanke Co., Ltd., Class B(a)	2,391,470	3,076,614
CNOOC Ltd.(a)(b)	5,855,089	11,872,828
Ctrip.com International Ltd., ADR(a)(c)	14,153	590,463
Dongyue Group(a)	654,000	522,171
ENN Energy Holdings Ltd.(a)	1,490,000	5,120,515
Golden Eagle Retail Group Ltd.(a)(b)	178,000	448,087
Industrial & Commercial Bank of China, Class H(a)(b)	11,369,000	7,501,096
Kingdee International Software Group Co., Ltd.(a)(b)	6,060,000	2,459,684
Lenovo Group Ltd.(a)	884,000	594,024
Lianhua Supermarket Holdings Co., Ltd., Class H(a)	819,800	1,403,629
PetroChina Co., Ltd., Class H(a)	1,870,000	2,387,210
Sany Heavy Equipment International Holdings Co., Ltd.(a)(b)	566,000	563,855
SINA Corp.(a)(b)(c)	75,043	8,060,369
Spreadtrum Communications, Inc., ADR(a)(b)	174,761	3,088,027
Sun Art Retail Group Ltd.(a)(c)	201,500	254,144
Tencent Holdings Ltd.(a)	125,200	2,987,191
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,162,600	3,387,133
Youku.com, Inc., ADR(a)(b)(c)	182,840	4,583,799
Total		93,032,651
DENMARK 1.2%
Novo Nordisk A/S, Class B(a)	185,107	19,717,992
Novozymes A/S, Class B(a)	36,888	5,386,722
Total		25,104,714
FINLAND 1.3%
Fortum OYJ(a)	530,795	14,273,766
KONE OYJ, Class B(a)	199,347	11,809,575
Nokian Renkaat OYJ(a)	24,089	893,472
Total		26,976,813
FRANCE 5.0%
Air Liquide SA(a)	108,070	14,052,565
Edenred(a)	590,091	16,207,379
Legrand SA(a)	297,738	11,823,792
Pernod-Ricard SA(a)	76,856	6,900,232
Publicis Groupe SA(a)	428,807	20,164,159
Safran SA(a)	247,284	9,599,920
Schneider Electric SA(a)	201,037	26,886,334
Total		105,634,381
GERMANY 8.4%
Adidas AG(a)	84,516	5,886,434
Allianz SE, Registered Shares(a)	142,456	14,678,696
BASF SE(a)	286,479	20,440,563
Bayer AG, Registered Shares(a)	192,430	12,408,757
Bayerische Motoren Werke AG(a)	220,901	17,881,235
Brenntag AG(a)	15,109	1,555,966
Fresenius Medical Care AG & Co. KGaA(a)	438,985	29,871,634
Infineon Technologies AG(a)	1,419,398	12,105,344

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
GERMANY (cont.)
Kabel Deutschland Holding AG(a)(c)	256,918	$14,375,002
Linde AG(a)	74,188	11,360,482
SAP AG(a)	287,162	15,675,322
Siemens AG, Registered Shares(a)	151,555	15,648,916
Wacker Chemie AG(a)(b)	40,208	5,856,745
Total		177,745,096
HONG KONG 3.4%
Belle International Holdings Ltd.(a)	2,778,000	5,712,062
China High Precision Automation Group Ltd.(a)(b)	1,389,000	743,586
China Mobile Ltd., ADR(a)(b)	70,161	3,590,138
China Overseas Land & Investment Ltd.(a)	370,000	788,660
China Unicom Hong Kong Ltd.(a)(b)	6,318,000	13,240,457
COSCO Pacific Ltd.(a)	498,000	684,007
First Pacific Co., Ltd.(a)	4,433,969	4,245,994
Guangdong Investment Ltd.(a)(b)	7,286,000	4,422,572
Hang Lung Properties Ltd.(a)	2,367,000	8,804,510
Hongkong Land Holdings Ltd.(a)	405,000	2,345,967
Jardine Matheson Holdings Ltd.(a)	88,000	4,879,490
KWG Property Holding Ltd.(a)	1,062,500	628,838
Li & Fung Ltd.(a)(b)	6,586,000	11,880,320
Swire Pacific Ltd., Class A(a)	367,800	4,917,463
Trinity Ltd.(a)	4,746,000	4,952,885
Total		71,836,949
INDIA 1.3%
Asian Paints Ltd.(a)	10,823	775,190
Bank of Baroda(a)	173,440	2,782,158
Bharat Heavy Electricals Ltd.(a)	17,651	680,719
Bharti Airtel Ltd.(a)	58,703	518,201
Dabur India Ltd.(a)	439,726	1,064,411
HDFC Bank Ltd., ADR(a)	30,331	1,011,842
Housing Development & Infrastructure Ltd.(a)(c)	436,433	974,510
ICICI Bank Ltd., ADR(a)	229,216	9,021,942
ITC Ltd.(a)	215,816	941,119
Oil & Natural Gas Corp., Ltd.(a)	668,067	3,830,737
Punjab National Bank(a)	47,100	955,531
Sobha Developers Ltd.(a)	98,466	481,667
Tata Steel Ltd.(a)	79,221	811,741
Titan Industries Ltd.(a)	179,577	806,872
Union Bank of India(a)	431,231	2,281,793
Total		26,938,433
INDONESIA 1.2%
PT Ace Hardware Indonesia Tbk(a)	2,872,500	1,130,926
PT Astra International Tbk(a)	110,000	882,371
PT Bank Rakyat Indonesia Persero Tbk(a)	7,211,500	5,772,572
PT Bank Tabungan Pensiunan Nasional Tbk(a)(c)	1,173,500	530,151
PT Gudang Garam Tbk(a)	528,500	3,499,894
PT Harum Energy Tbk(a)	1,011,500	949,961
PT Indocement Tunggal Prakarsa Tbk(a)	1,654,500	3,037,864
PT Kalbe Farma Tbk(a)	9,660,000	4,070,571
PT Nippon Indosari Corpindo Tbk(a)	1,369,000	571,761
PT Perusahaan Gas Negara Tbk(a)	13,391,500	4,819,104
PT Sumber Alfaria Trijaya Tbk(a)	1,644,000	658,544
Total		25,923,719

Issuer	Shares	Value
Common Stocks (continued)
IRELAND 2.0%
Accenture PLC, Class A(a)	150,668	$8,074,298
Experian PLC(a)	710,829	8,117,608
Shire PLC(a)	836,193	26,971,385
Total		43,163,291
ITALY 1.7%
Enel SpA(a)	2,899,023	14,159,127
Fiat Industrial SpA(a)(b)(c)	985,877	9,587,763
Prada SpA(a)(b)(c)	369,600	1,936,806
Saipem SpA(a)	225,541	10,127,923
Total		35,811,619
JAPAN 9.7%
Advance Residence Investment Corp.(a)(b)	1,157	2,421,970
Aeon Delight Co., Ltd.(a)(b)	180,000	3,825,172
Aisin Seiki Co., Ltd.(a)	73,800	2,475,316
Arnest One Corp.(a)	231,300	2,476,677
Asahi Glass Co., Ltd.(a)	415,000	4,085,395
Autobacs Seven Co., Ltd.(a)	69,700	3,181,763
Canon, Inc.(a)	333,200	15,723,197
Daiichikosho Co., Ltd.(a)	128,500	2,474,054
Dena Co., Ltd.(a)(b)	127,800	6,665,289
Dr Ci:Labo Co., Ltd.(a)	504	2,953,136
Exedy Corp.(a)	150,300	5,199,089
Fanuc Corp.(a)	84,800	14,115,250
Fuji Heavy Industries Ltd.(a)	594,000	3,726,460
Fuji Machine Manufacturing Co., Ltd.(a)	169,000	2,964,339
Fuyo General Lease Co., Ltd.(a)(b)	106,000	3,903,337
Hamamatsu Photonics KK(a)(b)	56,100	2,291,132
Hitachi Ltd.(a)	1,248,907	6,755,997
Honda Motor Co., Ltd.(a)	291,600	9,501,787
Hoya Corp.(a)(b)	249,600	5,510,260
ITOCHU Corp.(a)	623,200	6,726,548
JX Holdings, Inc.(a)	848,200	5,400,190
Kansai Paint Co., Ltd.(a)	465,000	4,300,440
Kenedix Realty Investment Corp.(a)	489	1,740,678
Kobe Steel Ltd.(a)(b)	1,399,000	2,617,309
Komatsu Ltd.(a)(b)	310,900	8,292,574
Mandom Corp.(a)	79,500	2,383,308
Marubeni Corp.(a)	852,000	5,402,578
Miraca Holdings, Inc.(a)	43,200	1,837,222
Mitsubishi UFJ Financial Group, Inc.(a)	1,065,500	4,832,385
Mitsui & Co., Ltd.(a)	422,600	7,250,760
Nitto Denko Corp.(a)(b)	86,600	3,392,757
NTT DoCoMo, Inc.(a)	4,051	7,384,790
ORIX Corp.(a)(b)	38,440	3,491,087
Shinko Plantech Co., Ltd.(a)	461,300	4,639,045
Sintokogio Ltd.(a)	252,800	2,530,457
SoftBank Corp.(a)	157,800	5,246,044
Sumitomo Mitsui Financial Group, Inc.(a)	195,200	5,779,410
Sumitomo Realty & Development Co., Ltd.(a)(b)	287,000	6,091,484
Sysmex Corp.(a)(b)	68,800	2,598,607
Tokio Marine Holdings, Inc.(a)	107,200	2,926,149
Toyota Motor Corp.(a)	112,000	4,034,837
Yamada Denki Co., Ltd.(a)	76,500	5,625,472
Total		204,773,751

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
MALAYSIA 0.3%
AMMB Holdings Bhd(a)	1,017,400	$2,185,228
CIMB Group Holdings Bhd(a)	590,400	1,413,659
Hartalega Holdings Bhd(a)	856,000	1,621,238
Petronas Chemicals Group Bhd(a)	422,000	891,927
Total		6,112,052
MALTA —%
BGP Holdings PLC(a)(d)(f)	2,232,232	3
MEXICO 0.4%
Alfa SAB de CV, Class A(a)	46,500	567,758
America Movil SAB de CV, Class L, ADR(a)(b)	29,596	756,474
Cemex SAB de CV, ADR(a)(b)(c)	80,871	434,277
Fomento Economico Mexicano SAB de CV, ADR(a)	13,640	940,069
Mexichem SA de CV(a)	188,000	753,316
Wal-Mart de Mexico SAB de CV, Class V(a)	2,110,200	5,660,995
Total		9,112,889
NETHERLANDS 3.5%
ASML Holding NV(a)	815,817	28,893,734
European Aeronautic Defence and Space Co. NV(a)	413,183	13,108,281
ING Groep NV-CVA(a)(c)	2,112,279	18,281,602
LyondellBasell Industries NV, Class A(a)	90,488	3,135,409
Sensata Technologies Holding NV(a)(c)	346,350	11,235,594
Total		74,654,620
NEW ZEALAND 0.1%
Telecom Corp. of New Zealand Ltd.(a)	1,333,164	2,884,904
NORWAY 1.0%
DnB NOR ASA(a)(b)	901,369	10,880,112
Seadrill Ltd.(a)	324,467	10,518,677
Total		21,398,789
PANAMA 0.1%
Copa Holdings SA, Class A(a)	13,914	961,736
PHILIPPINES 0.6%
Aboitiz Power Corp.(a)	7,406,400	5,264,546
Energy Development Corp.(a)	2,375,600	352,228
Metropolitan Bank & Trust(a)	934,610	1,620,315
San Miguel Corp.(a)	1,207,170	3,578,958
Universal Robina Corp.(a)	2,371,800	2,228,296
Total		13,044,343
POLAND—%
Eurocash SA(a)	69,125	599,667
RUSSIAN FEDERATION 0.6%
Evraz Group SA, GDR(a)(c)(e)	18,437	442,304
Gazprom OAO, ADR(a)	138,379	1,722,819
Gazprom OAO, ADR(a)	22,462	273,812
Global Ports Investments PLC(a)(c)(e)	19,338	344,216
Global Ports Investments PLC, GDR(a)(c)	15,614	277,929
Globaltrans Investment PLC, GDR(a)(e)	57,689	923,024
Lukoil OAO, ADR(a)	38,155	2,283,958
Magnit OJSC, GDR(a)(e)	28,167	670,375
Mail.ru Group Ltd., GDR(a)(c)(e)	14,989	539,304
Mechel, ADR(a)(b)	22,109	416,976
Mobile Telesystems OJSC, ADR(a)	29,953	507,104
NovaTek OAO, GDR(a)(e)	16,251	2,215,011
Novolipetsk Steel OJSC, GDR(a)(e)	28,593	874,660

Issuer	Shares	Value
Common Stocks (continued)
RUSSIAN FEDERATION (cont.)
Rosneft Oil Co., GDR(a)	180,584	$1,427,517
Uralkali, GDR(a)(e)	17,239	870,569
Total		13,789,578
SINGAPORE 1.0%
CDL Hospitality Trusts(a)	1,545,000	2,329,593
Fraser and Neave Ltd.(a)	847,000	4,153,013
Genting Singapore PLC(a)(c)	5,874,000	8,114,948
Ho Bee Investment Ltd.(a)(b)	1,589,000	1,793,662
Oversea-Chinese Banking Corp., Ltd.(a)	516,955	3,760,489
Total		20,151,705
SOUTH AFRICA 0.4%
Aeci Ltd.(a)	53,232	557,498
Barloworld Ltd.(a)	103,817	919,476
Clicks Group Ltd.(a)	245,862	1,463,736
Gold Fields Ltd., ADR(a)(b)	23,273	385,634
Life Healthcare Group Holdings Ltd.(a)(b)	368,555	924,275
Mr. Price Group Ltd.(a)	75,275	792,490
MTN Group Ltd.(a)	99,006	2,036,668
Sasol Ltd.(a)	30,803	1,484,985
Total		8,564,762
SOUTH KOREA 2.5%
Capro Corp.(a)	136,680	4,347,344
Cheil Industries, Inc.(a)	12,112	1,109,140
Dongbu Insurance Co., Ltd.(a)	101,307	4,932,150
Duksan Hi-Metal Co., Ltd.(a)(c)	91,834	2,378,853
GS Home Shopping, Inc.(a)	37,738	4,588,677
Hankook Tire Co., Ltd.(a)	26,700	1,005,786
Hynix Semiconductor, Inc.(a)	62,580	1,130,185
Hyundai Heavy Industries Co., Ltd.(a)	1,320	432,849
Hyundai Mobis(a)	21,634	6,897,431
Hyundai Motor Co.(a)	13,156	2,526,262
LG Chem Ltd.(a)	5,191	1,856,588
LG Household & Health Care Ltd.(a)	2,792	1,233,269
S-Oil Corp.(a)	3,300	380,313
Samsung Electronics Co., Ltd.(a)	22,814	16,020,995
SFA Engineering Corp.(a)	19,005	1,123,556
Youngone Corp.(a)	159,490	2,718,124
Total		52,681,522
SPAIN 3.3%
Amadeus IT Holding SA, Class A(a)(b)	765,888	15,303,765
Banco Bilbao Vizcaya Argentaria SA(a)(b)	1,042,175	9,488,527
Inditex SA(a)(b)	272,365	23,201,278
Repsol YPF SA(a)(b)	731,702	21,095,388
Total		69,088,958
SWEDEN 2.2%
Atlas Copco AB, Class A(a)(b)	567,742	12,820,414
Hennes & Mauritz AB, Class B(a)	81,368	2,535,412
Millicom International Cellular SA(a)	115,549	12,943,799
Svenska Handelsbanken AB, Class A(a)	354,513	9,744,006
Swedish Match AB(a)	239,766	8,699,859
Total		46,743,490
SWITZERLAND 8.6%
Julius Baer Group Ltd.(a)(c)	339,166	13,931,122
Nestlé SA, Registered Shares(a)	786,384	48,704,381

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
SWITZERLAND (cont.)
Novartis AG, Registered Shares(a)	662,158	$38,611,161
Roche Holding AG, Genusschein Shares(a)	85,887	15,038,352
Swatch Group AG (The)(a)(b)	31,206	14,250,553
Swatch Group AG (The), Registered Shares(a)	177,098	14,196,849
UBS AG, Registered Shares(a)(c)	698,551	10,116,139
Xstrata PLC(a)	1,613,804	28,266,437
Total		183,114,994
TAIWAN 2.7%
Catcher Technology Co., Ltd.(a)	68,000	537,874
Cheng Loong Corp.(a)	4,185,400	1,746,896
Chunghwa Telecom Co., Ltd., ADR(a)(b)	158,090	5,496,789
CTCI Corp.(a)	3,184,000	4,221,586
Formosa Chemicals & Fibre Corp.(a)	256,000	783,257
Foxconn Technology Co., Ltd.(a)	173,950	621,048
Fubon Financial Holding Co., Ltd.(a)	888,254	1,273,602
Giant Manufacturing Co., Ltd.(a)	152,000	569,793
Giga Solar Materials Corp.(a)	26,000	370,308
Gigabyte Technology Co., Ltd.(a)	3,613,000	3,568,943
Hiwin Technologies Corp.(a)	38,720	400,888
Hon Hai Precision Industry Co., Ltd.(a)	339,000	863,890
HTC Corp.(a)	91,800	2,418,944
Huaku Development Co., Ltd.(a)	1,348,737	3,260,280
President Chain Store Corp.(a)	183,000	1,172,652
St. Shine Optical Co., Ltd.(a)	264,000	3,570,855
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,127,049	2,702,864
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)(b)	1,821,615	21,804,732
TSRC Corp.(a)	332,500	846,659
WPG Holdings Ltd.(a)	456,710	686,145
Total		56,918,005
THAILAND 1.2%
Bangkok Bank PCL, Foreign Registered Shares(a)(b)	1,349,500	7,219,593
Banpu PCL, Foreign Registered Shares(a)(b)	37,450	791,467
Charoen Pokphand Foods PCL, Foreign Registered Shares(a)(b)	2,617,800	2,752,416
CP ALL PCL, Foreign Registered Shares(a)	680,400	1,165,092
Home Product Center PCL, Foreign Registered Shares(a)(b)	3,609,000	1,228,871
Kasikornbank PCL, Foreign Registered Shares(a)	425,300	1,813,461
PTT PCL, Foreign Registered Shares(a)	425,000	4,673,461
Total Access Communication PCL, NVDR, Foreign Registered Shares(a)	2,499,400	5,820,419
Total		25,464,780
TURKEY 0.1%
Tofas Turk Otomobil Fabrikasi AS(a)	202,527	680,696
Turkiye Garanti Bankasi AS(a)	460,770	1,706,198
Total		2,386,894
UNITED KINGDOM 19.4%
Aggreko PLC(a)	344,227	10,834,817
ARM Holdings PLC(a)	2,048,728	18,956,493
BG Group PLC(a)	1,739,587	37,613,974
BP PLC(a)	3,027,641	19,779,493
British American Tobacco PLC(a)	582,131	25,925,344
British Sky Broadcasting Group PLC(a)	1,002,749	10,751,372
BT Group PLC(a)	5,429,445	15,115,357

Issuer	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (cont.)
Burberry Group PLC(a)	453,079	$10,127,604
Diageo PLC(a)	410,029	8,253,442
GlaxoSmithKline PLC(a)	1,785,644	37,986,628
HSBC Holdings PLC(a)	2,802,289	24,409,699
Intercontinental Hotels Group PLC(a)	487,426	8,276,357
Legal & General Group PLC(a)	6,388,225	10,888,507
Persimmon PLC(a)	1,285,369	9,479,150
Prudential PLC(a)	1,618,864	16,306,134
Reed Elsevier PLC(a)	780,002	6,368,872
Rio Tinto PLC(a)	502,400	31,007,060
Rolls-Royce Holdings PLC(a)(c)	771,461	8,014,802
Standard Chartered PLC(a)	1,508,859	34,290,636
Tullow Oil PLC(a)	976,491	17,040,234
Vodafone Group PLC(a)	15,076,518	39,402,681
Weir Group PLC (The)(a)	341,205	10,678,771
Total		411,507,427
UNITED STATES 0.6%
Freeport-McMoRan Copper & Gold, Inc.	86,010	4,054,512
Wynn Resorts Ltd.	56,703	8,773,088
Total		12,827,600
Total Common Stocks (Cost: $2,034,990,008)		$2,055,012,570
Preferred Stocks 1.3%
BRAZIL 0.2%
Petroleo Brasileiro SA(a)	357,000	$4,642,189
GERMANY 0.8%
Henkel AG & Co. KGaA(a)	169,699	10,032,468
Volkswagen AG, Preferred Shares(a)	33,841	5,636,634
Total		15,669,102
SOUTH KOREA 0.3%
Hyundai Motor Co.(a)	97,585	6,253,462
Total Preferred Stocks (Cost: $25,255,401)		$26,564,753
	Shares	Value
Exchange-Traded Funds 0.4%
iShares MSCI Emerging Markets Index Fund	91,550	$3,911,016
iShares MSCI Japan Index Fund(b)	220,798	2,179,276
iShares MSCI Pacific ex-Japan Index Fund(b)	25,719	1,149,125
iShares MSCI South Korea Index Fund	23,592	1,336,015
Total Exchange-Traded Funds (Cost: $8,874,774)		$8,575,432
Money Market Fund 2.3%
Columbia Short-Term Cash Fund, 0.139%(g)(h)	49,120,072	$49,120,072
Total Money Market Fund (Cost: $49,120,072)		$49,120,072

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 5.7%
Asset-Backed Commercial Paper 0.6%
Amsterdam Funding Corp.
09/26/11	0.260%	$1,999,523	$1,999,523
Barton Capital Corporation
09/01/11	0.220%	1,999,988	1,999,988
LMA Americas LLC
09/07/11	0.500%	3,999,611	3,999,611
Matchpoint Finance PLC
09/01/11	0.250%	2,999,979	2,999,979
Scaldis Capital LLC
09/02/11	0.300%	2,999,950	2,999,950
Total			13,999,051
Certificates of Deposit 2.2%
ABM AMRO Bank N.V.
09/12/11	0.310%	1,999,449	1,999,449
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000
Banque et Caisse d'Epargne de l'Etat
09/26/11	0.255%	999,773	999,773
Barclays Bank PLC
09/13/11	0.310%	4,000,000	4,000,000
Deutsche Bank AG
09/19/11	0.280%	5,000,000	5,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichische
09/26/11	0.350%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
09/12/11	0.320%	1,000,000	1,000,000
KBC Bank NV
09/01/11	0.250%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	1,000,000	1,000,000
Royal Bank of Canada
10/14/11	0.210%	3,000,987	3,000,987
Skandinaviska Enskilda Banken
09/06/11	0.150%	5,000,000	5,000,000
United Overseas Bank Ltd.
09/26/11	0.280%	4,000,000	4,000,000
Total			47,000,209
Commercial Paper 0.3%
Antalis US Funding Corp.
09/01/11	0.520%	1,999,769	1,999,769
The Commonwealth Bank of Australia
11/28/11	0.270%	3,997,180	3,997,180
Total			5,996,949
Repurchase Agreements 2.6%
Citigroup Global Markets, Inc. dated 08/31/11, matures 09/01/11, repurchase price $20,000,072(i)
	0.130%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
G.X. Clarke and Company dated 08/31/11, matures 09/01/11, repurchase price $1,000,006(i)
	0.220%	$1,000,000	$1,000,000
MF Global Holdings Ltd. dated 08/31/11, matures 09/01/11, repurchase price $5,000,015(i)
	0.110%	5,000,000	5,000,000
Natixis Financial Products, Inc.(i) dated 08/31/11, matures 09/01/11, repurchase price $10,000,036
	0.130%	10,000,000	10,000,000
repurchase price $5,000,018
	0.130%	5,000,000	5,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $13,503,250(i)
	0.080%	13,503,220	13,503,220
Total			54,503,220
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $121,499,429)			$121,499,429
Total Investments (Cost: $2,239,739,684)			$2,260,772,256
Other Assets & Liabilities, Net			(141,039,020)
Net Assets			$2,119,733,236

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets		Value
Aerospace & Defense	1.5%		$30,723,004
Airlines	0.0	*	961,736
Auto Components	0.8		16,471,094
Automobiles	2.4		51,123,744
Beverages	2.7		56,421,025
Building Products	0.2		4,085,395
Capital Markets	1.1		24,047,260
Chemicals	4.2		89,455,588
Commercial Banks	8.4		179,045,605
Commercial Services & Supplies	1.5		31,966,338
Communications Equipment	0.1		2,418,944
Computers & Peripherals	0.3		5,321,889
Construction & Engineering	0.4		8,586,364
Construction Materials	0.2		4,657,225
Containers & Packaging	0.1		1,746,896
Distributors	0.6		12,538,863
Diversified Consumer Services	0.2		3,666,688
Diversified Financial Services	2.2		47,576,940
Diversified Telecommunication Services	1.8		37,392,826
Electric Utilities	1.3		28,432,893
Electrical Equipment	2.4		50,626,438

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets		Value
Electronic Equipment, Instruments & Components	0.8%		$17,974,567
Energy Equipment & Services	1.2		25,285,645
Food & Staples Retailing	0.6		12,055,651
Food Products	2.6		54,503,502
Gas Utilities	0.5		9,939,619
Health Care Equipment & Supplies	0.4		7,790,701
Health Care Providers & Services	1.6		34,391,282
Hotels, Restaurants & Leisure	1.5		31,304,836
Household Durables	0.6		11,955,827
Household Products	0.5		11,265,737
Independent Power Producers & Energy Traders	0.3		5,616,774
Industrial Conglomerates	1.2		25,509,599
Insurance	2.5		52,475,131
Internet & Catalog Retail	0.2		4,588,677
Internet Software & Services	2.2		47,024,277
IT Services	1.2		24,423,327
Leisure Equipment & Products	0.0	*	569,793
Machinery	3.5		74,694,526
Media	2.7		57,134,613
Metals & Mining	4.6		96,527,720

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets	Value
Multiline Retail	0.1%	$1,911,823
Office Electronics	0.7	15,723,197
Oil, Gas & Consumable Fuels	8.2	174,749,036
Personal Products	0.3	6,400,854
Pharmaceuticals	7.3	154,804,846
Professional Services	0.4	8,117,608
Real Estate Investment Trusts (REITs)	0.3	6,492,244
Real Estate Management & Development	2.0	41,828,474
Road & Rail	0.8	17,590,108
Semiconductors & Semiconductor Equipment	5.1	107,081,227
Software	0.9	19,089,564
Specialty Retail	2.1	44,404,722
Textiles, Apparel & Luxury Goods	2.6	55,697,374
Tobacco	1.8	39,066,216
Trading Companies & Distributors	1.0	20,961,859
Transportation Infrastructure	0.1	1,306,153
Water Utilities	0.2	4,422,572
Wireless Telecommunication Services	3.7	78,206,319
Other(1)	8.0	170,619,501
		$2,260,772,256

*  Rounds to less than 0.1%.

(1)  Cash & Cash Equivalents.

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland	Sept. 1, 2011	930,900 (CHF)	1,134,690 (USD)	$—	$(20,487)
Auerbach Grayson & Company Inc.	Sept. 1, 2011	52,505 (USD)	36,190 (EUR)	—	(517)
Royal Bank of Scotland	Sept. 1, 2011	1,376,472 (USD)	841,731 (GBP)	—	(10,087)
Royal Bank of Scotland	Sept. 2, 2011	1,480,077 (CHF)	1,808,496 (USD)	—	(28,170)
Barclays Capital	Sept. 2, 2011	659,640 (GBP)	1,073,617 (USD)	2,823	—
Goldman, Sachs & Co.	Sept. 6, 2011	37,526,471 (JPY)	490,030 (USD)	—	(63)
Auerbach Grayson & Company Inc.	Sept. 6, 2011	131,398 (USD)	931,034 (ZAR)	1,650	—
UBS Securities LLC	Oct. 7, 2011	84,398,000 (CHF)	104,748,548 (USD)	—	(67,647)
Barclays Capital	Oct. 7, 2011	182,050,000 (EUR)	261,997,258 (USD)	584,408	—
Barclays Capital	Oct. 7, 2011	1,000,026,000 (SEK)	157,678,093 (USD)	252,687	—
Deutsche Bank Securities Inc.	Oct. 7, 2011	104,964,350 (USD)	102,610,000 (CAD)	—	(263,474)
HSBC Securities (USA), Inc.	Oct. 7, 2011	262,598,885 (USD)	1,408,134,000 (NOK)	—	(548,311)
State Street Bank & Trust Company	Oct. 7, 2011	157,279,052 (USD)	184,563,000 (NZD)	—	(378,418)
Barclays Capital	Oct. 17, 2011	27,725,000 (BRL)	17,162,932 (USD)	—	(111,862)
Barclays Capital	Oct. 17, 2011	29,367,000 (CAD)	29,696,088 (USD)	—	(259,390)
Barclays Capital	Oct. 17, 2011	66,974,000 (DKK)	12,915,381 (USD)	7,679	—
Barclays Capital	Oct. 17, 2011	492,721,000 (INR)	10,699,696 (USD)	32,413	—
Barclays Capital	Oct. 17, 2011	69,447,126,000 (KRW)	63,941,742 (USD)	—	(963,681)
Barclays Capital	Oct. 17, 2011	105,905,000 (MXN)	8,571,202 (USD)	20,567	—

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011 (cont.)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Oct. 17, 2011	19,274,000 (MYR)	6,429,167 (USD)	$—	$(14,084)
Barclays Capital	Oct. 17, 2011	640,655,000 (PHP)	15,055,814 (USD)	—	(89,605)
Barclays Capital	Oct. 17, 2011	777,490,000 (THB)	25,859,443 (USD)	24,013	—
Barclays Capital	Oct. 17, 2011	1,731,898,000 (TWD)	60,004,088 (USD)	261,316	—
Barclays Capital	Oct. 17, 2011	133,048,676 (USD)	128,094,000 (AUD)	3,079,391	—
Barclays Capital	Oct. 17, 2011	21,484,912 (USD)	17,024,000 (CHF)	—	(330,773)
Barclays Capital	Oct. 17, 2011	67,059,116 (USD)	46,668,000 (EUR)	—	(58,362)
Barclays Capital	Oct. 17, 2011	12,616,171 (USD)	7,673,000 (GBP)	—	(166,964)
Barclays Capital	Oct. 17, 2011	241,754,803 (USD)	18,496,660,000 (JPY)	—	(97,661)
Barclays Capital	Oct. 17, 2011	19,242,180 (USD)	23,350,000 (SGD)	151,025	—
Total				$4,417,972	$(3,409,556)
Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $2,062,370,320 or 97.29% of net assets.

(b)  At August 31, 2011, security was partially or fully on loan.

(c)  Non-income producing.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $246,653, which represents 0.01% of net assets.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $6,879,463 or 0.33% of net assets.

(f)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $246,653, representing 0.01% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02/04/09-05/14/09	$0
China Milk Products Group Ltd.	09/11/06-07/02/09	$4,479,619

(g)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(h)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$803,264,728	$(754,144,656)	$—	$49,120,072	$35,389	$49,120,072

(i)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$7,878,609
Fannie Mae-Aces	560,673
Freddie Mac REMICS	10,098,808
Government National Mortgage Association	1,861,910
Total Market Value of Collateral Securities	$20,400,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

G.X. Clarke and Company (0.220%)

Security Description	Value
Fannie Mae Discount Notes	$519
Fannie Mae Interest Strip	403
Federal Farm Credit Bank	192,519
Federal Home Loan Banks	298,908
Federal Home Loan Mortgage Corp	140,226
Federal National Mortgage Association	251,387
Freddie Mac Strips	3,576
Resolution Funding Corp Interest Strip	64
Tennessee Valley Authority	7,349
Tennessee Valley Authority Generic Strip	3,023
United States Treasury Inflation Indexed Bonds	40,293
United States Treasury Note/Bond	35,727
United States Treasury Strip Coupon	37,141
United States Treasury Strip Principal	8,884
Total Market Value of Collateral Securities	$1,020,019

MF Global Holdings Ltd. (0.110%)

Security Description	Value
Fannie Mae REMICS	$194,390
Federal Home Loan Mortgage Corp	96,855
Federal National Mortgage Association	71,346
Freddie Mac Gold Pool	2,653,150
Freddie Mac REMICS	455,018
Government National Mortgage Association	984,085
United States Treasury Strip Coupon	512,592
United States Treasury Strip Principal	132,622
Total Market Value of Collateral Securities	$5,100,058

Natixis Financial Products, Inc. (0.130%)

Security Description	Value
Federal Farm Credit Bank	$1,665,983
Federal Home Loan Banks	4,551,361
Federal National Mortgage Association	1,605,861
Freddie Mac Discount Notes	1,236,775
United States Treasury Note/Bond	1,140,068
Total Market Value of Collateral Securities	$10,200,048

Natixis Financial Products, Inc. (0.130%)

Security Description	Value
Fannie Mae Interest Strip	$1,355,889
Fannie Mae Pool	703,124
Fannie Mae REMICS	1,217,607
Freddie Mac Discount Notes	349,583
Freddie Mac Gold Pool	800,348
Freddie Mac REMICS	468,459
Freddie Mac Strips	142,125
Government National Mortgage Association	62,893
Total Market Value of Collateral Securities	$5,100,028

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$9,765,143
Freddie Mac Gold Pool	3,878,207
Freddie Mac Non Gold Pool	129,934
Total Market Value of Collateral Securities	$13,773,284
Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non-voting Depository Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  Pound Sterling

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$22,577,820	$256,900,138	$—	$279,477,958
Consumer Staples	9,871,518	159,562,350	246,650	169,680,518
Energy	30,483,436	164,909,057	—	195,392,493
Financials	25,457,827	317,432,391	3	342,890,221
Health Care	1,758,152	195,228,677	—	196,986,829
Industrials	31,193,639	243,935,488	—	275,129,127
Information Technology	71,429,063	167,627,929	—	239,056,992
Materials	20,732,980	171,654,449	—	192,387,429
Telecommunication Services	23,949,624	91,649,521	—	115,599,145
Utilities	—	48,411,858	—	48,411,858
Preferred Stocks
Consumer Discretionary	—	11,890,096	—	11,890,096
Consumer Staples	—	10,032,468	—	10,032,468
Energy	4,642,189	—	—	4,642,189
Total Equity Securities	242,096,248	1,839,234,422	246,653	2,081,577,323
Other
Exchange-Traded Funds	8,575,432	—	—	8,575,432
Affiliated Money Market Fund(c)	49,120,072	—	—	49,120,072
Investments of Cash Collateral Received for Securities on Loan	—	121,499,429	—	121,499,429
Total Other	57,695,504	121,499,429	—	179,194,933
Investments in Securities	299,791,752	1,960,733,851	246,653	2,260,772,256
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	4,417,972	—	4,417,972
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,409,556)	—	(3,409,556)
Total	$299,791,752	$1,961,742,267	$246,653	$2,261,780,672

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Certain Common Stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of February 28, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(4,232,966)
Sales	—
Purchases	4,479,619
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2011	$246,653

*  Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $4,232,966.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,069,120,183)	$2,090,152,755
Affiliated issuers (identified cost $49,120,072)	49,120,072
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $66,996,209)	66,996,209
Repurchase agreements (identified cost $54,503,220)	54,503,220
Total investments (identified cost $2,239,739,684)	2,260,772,256
Foreign currency (identified cost $2,095,682)	2,100,387
Unrealized appreciation on forward foreign currency exchange contracts	4,417,972
Receivable for:
Capital shares sold	3,819,068
Investments sold	19,000,765
Dividends	3,989,968
Interest	35,873
Reclaims	2,895,255
Prepaid expense	1,141
Trustees' deferred compensation plan	132,701
Total assets	2,297,165,386
Liabilities
Cash	3,193,187
Due upon return of securities on loan	121,499,429
Unrealized depreciation on forward foreign currency exchange contracts	3,409,556
Payable for:
Investments purchased	46,595,411
Capital shares purchased	1,838,281
Investment management fees	40,878
Distribution and service fees	4,332
Transfer agent fees	224,206
Administration fees	4,187
Plan administration fees	37
Chief compliance officer expenses	944
Other expenses	489,001
Trustees' deferred compensation plan	132,701
Total liabilities	177,432,150
Net assets applicable to outstanding capital stock	$2,119,733,236

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$3,386,592,728
Excess of distributions over net investment income	(7,330,770)
Accumulated net realized loss	(1,281,851,949)
Unrealized appreciation (depreciation) on:
Investments	21,032,572
Foreign currency translations	282,239
Forward foreign currency exchange contracts	1,008,416
Total — representing net assets applicable to outstanding capital stock	$2,119,733,236
*Value of securities on loan	$118,046,845
Net assets applicable to outstanding shares
Class A(a)	$374,370,149
Class B	$13,566,910
Class C	$16,724,014
Class I	$324,543,983
Class R	$1,836,998
Class R4	$157,841
Class W	$145,208,755
Class Y	$12,007,665
Class Z	$1,231,316,921
Shares outstanding
Class A	34,043,650
Class B	1,360,953
Class C	1,698,157
Class I	29,054,401
Class R	167,327
Class R4	14,157
Class W	13,205,298
Class Y	1,074,523
Class Z	110,360,975
Net asset value per share
Class A	$11.00
Class B	$9.97
Class C	$9.85
Class I	$11.17
Class R	$10.98
Class R4	$11.15
Class W	$11.00
Class Y	$11.17
Class Z	$11.16

(a)  The maximum offering price per share for Class A is $11.67. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Multi-Advisor International Equity Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$39,997,603
Interest	175,241
Dividends from affiliates	35,389
Income from securities lending — net	360,736
Foreign taxes withheld	(5,132,609)
Total income	35,436,360
Expenses:
Investment management fees	7,435,738
Distribution fees
Class B	57,573
Class C	57,949
Class R	4,336
Service fees
Class B	19,067
Class C	18,704
Class W	186,670
Distribution and service fees—Class A	419,424
Transfer agent fees
Class A	311,500
Class B	14,585
Class C	14,400
Class R	1,641
Class R4	36
Class W	131,439
Class Y	13
Class Z	1,492,005
Administration fees	852,776
Plan administration fees
Class R4	173
Compensation of board members	23,476
Pricing and bookkeeping fees	10,528
Custodian fees	174,677
Printing and postage fees	113,425
Registration fees	39,573
Professional fees	48,672
Chief compliance officer expenses	1,104
Other	34,049
Total expenses	11,463,533
Net investment income	23,972,827
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	176,026,138
Foreign currency transactions	(692,504)
Forward foreign currency exchange contracts	(38,718,336)
Net realized gain	136,615,298
Net change in unrealized appreciation (depreciation) on:
Investments	(463,973,457)
Foreign currency translations	(305,039)
Foreign capital gains tax	180,376
Forward foreign currency exchange contracts	1,008,416
Net change in unrealized depreciation	(463,089,704)
Net realized and unrealized loss	(326,474,406)
Net decrease in net assets from operations	$(302,501,579)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Multi-Advisor International Equity Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$23,972,827	$20,536,745
Net realized gain	136,615,298	119,854,478
Net change in unrealized appreciation (depreciation)	(463,089,704)	85,101,266
Net change in net assets resulting from operations	(302,501,579)	225,492,489
Distributions to shareholders from:
Net investment income
Class A	—	(433,393)
Class B	—	(10,544)
Class C	—	(16,975)
Class I	—	(1,236,199)
Class R	—	(4,251)
Class W	—	(47)
Class Z	—	(24,765,796)
Total distributions to shareholders	—	(26,467,205)
Increase (decrease) in net assets from share transactions	1,169,913,079	(350,430,216)
Proceeds from regulatory settlement (Note 6)	712,828	25,379
Total increase (decrease) in net assets	868,124,328	(151,379,553)
Net assets at beginning of period	1,251,608,908	1,402,988,461
Net assets at end of period	$2,119,733,236	$1,251,608,908
Excess of distributions over net investment income	$(7,330,770)	$(16,333,263)

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended August 31, 2011(a) (Unaudited)		Year ended February 28, 2011(b)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	801,924	9,601,598	123,232	1,389,139
Fund merger	34,476,734	434,440,590	—	—
Distributions reinvested	—	—	17,800	208,966
Redemptions	(3,215,239)	(38,708,613)	(430,140)	(4,834,791)
Net increase (decrease)	32,063,419	405,333,575	(289,108)	(3,236,686)
Class B shares
Subscriptions	10,217	115,223	1,231	13,349
Fund merger	1,930,534	22,137,479	—	—
Distributions reinvested	—	—	400	4,281
Redemptions	(648,905)	(7,139,517)	(54,571)	(549,739)
Net increase (decrease)	1,291,846	15,113,185	(52,940)	(532,109)
Class C shares
Subscriptions	43,843	471,160	7,336	76,021
Fund merger	1,792,925	20,291,719	—	—
Distributions reinvested	—	—	899	9,503
Redemptions	(252,178)	(2,703,025)	(74,067)	(699,511)
Net increase (decrease)	1,584,590	18,059,854	(65,832)	(613,987)
Class I shares
Subscriptions	15,619,176	193,575,937	12,969,724	156,597,095
Fund merger	19,889,124	254,159,984	—	—
Distributions reinvested	—	—	104,053	1,236,146
Redemptions	(10,181,928)	(125,827,654)	(9,345,748)	(113,450,533)
Net increase	25,326,372	321,908,267	3,728,029	44,382,708
Class R shares
Subscriptions	15,848	181,689	5,742	65,854
Fund merger	166,754	2,099,341	—	—
Distributions reinvested	—	—	269	3,150
Redemptions	(38,301)	(464,777)	(10,045)	(105,779)
Net increase (decrease)	144,301	1,816,253	(4,034)	(36,775)
Class R4 shares
Subscriptions	258	3,207	—	—
Fund merger	14,235	181,792	—	—
Redemptions	(336)	(4,075)	—	—
Net increase	14,157	180,924	—	—
Class W shares
Subscriptions	1,877,808	22,668,634	230	2,650
Fund merger	15,438,672	194,596,937	—	—
Redemptions	(4,111,400)	(45,975,631)	(12)	(153)
Net increase	13,205,080	171,289,940	218	2,497
Class Y shares
Subscriptions	199	2,602	—	—
Fund merger	1,172,264	14,983,503	—	—
Redemptions	(97,940)	(1,226,205)	—	—
Net increase	1,074,523	13,759,900	—	—
Class Z shares
Subscriptions	3,561,861	43,194,927	7,999,032	90,843,065
Fund merger	27,157,783	346,893,533	—	—
Distributions reinvested	—	—	1,165,024	13,840,489
Redemptions	(13,683,003)	(167,637,279)	(43,054,867)	(495,079,418)
Net increase (decrease)	17,036,641	222,451,181	(33,890,811)	(390,395,864)
Total net increase (decrease)	91,740,929	1,169,913,079	(30,574,478)	(350,430,216)

(a)  Class R4 and Class Y shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$12.46		$10.68		$7.44		$15.77		$17.12		$16.39		$13.30
Income from investment operations:
Net investment income	0.13		0.14		0.13		0.26		0.28		0.16		0.21
Net realized and unrealized gain (loss) on investments	(1.59)		1.85		3.51		(8.33)		0.76		1.91		3.20
Total from investment operations	(1.46)		1.99		3.64		(8.07)		1.04		2.07		3.41
Less distributions to shareholders from:
Net investment income	—		(0.21)		(0.43)		(0.07)		(0.28)		(0.18)		(0.27)
Net realized gains	—		—		—		(0.19)		(2.11)		(1.16)		(0.05)
Total distributions to shareholders	—		(0.21)		(0.43)		(0.26)		(2.39)		(1.34)		(0.32)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	0.03		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$11.00		$12.46		$10.68		$7.44		$15.77		$17.12		$16.39
Total return	(11.72	%)(c)	18.80%		49.61%		(51.87%)		5.14%		13.55%		25.86%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(e)	1.33	%(f)	1.26	%(f)	1.27%		1.19	%(f)	1.15	%(e)(f)	1.22%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.26	%(e)	1.33	%(f)(h)	1.26	%(f)(h)	1.27	%(h)	1.19	%(f)(h)	1.15	%(e)(f)(h)	1.14	%(i)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(e)	1.33%		1.26%		1.27%		1.19%		1.15	%(e)	1.22%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.26	%(e)	1.33	%(h)	1.26	%(h)	1.27	%(h)	1.19	%(h)	1.15	%(e)(h)	1.14	%(i)(j)
Net investment income	2.13	%(e)	1.27	%(h)	1.26	%(h)	2.05	%(h)	1.56	%(h)	1.06	%(e)(h)	1.43	%(i)
Supplemental data
Net assets, end of period (in thousands)	$374,370		$24,668		$24,243		$16,936		$41,660		$42,865		$39,330
Portfolio turnover	57%		92%		127%		83%		78%		73%		74%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.22%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$11.34		$9.75		$6.82		$14.47		$15.89		$15.31		$12.44
Income from investment operations:
Net investment income	0.08		0.07		0.06		0.17		0.15		0.05		0.16
Net realized and unrealized gain (loss) on investments	(1.45)		1.66		3.20		(7.63)		0.70		1.76		2.92
Total from investment operations	(1.37)		1.73		3.26		(7.46)		0.85		1.81		3.08
Less distributions to shareholders from:
Net investment income	—		(0.14)		(0.36)		—		(0.16)		(0.07)		(0.16)
Net realized gains	—		—		—		(0.19)		(2.11)		(1.16)		(0.05)
Total distributions to shareholders	—		(0.14)		(0.36)		(0.19)		(2.27)		(1.23)		(0.21)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	0.03		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$9.97		$11.34		$9.75		$6.82		$14.47		$15.89		$15.31
Total return	(12.08	%)(c)	17.88%		48.47%		(52.23%)		4.40%		12.76%		24.96%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.01	%(e)	2.08	%(f)	2.01	%(f)	2.02%		1.94	%(f)	1.90	%(e)(f)	1.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.01	%(e)	2.08	%(f)(h)	2.01	%(f)(h)	2.02	%(h)	1.94	%(f)(h)	1.90	%(e)(f)(h)	1.89	%(i)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.01	%(e)	2.08%		2.01%		2.02%		1.94%		1.90	%(e)	1.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.01	%(e)	2.08	%(h)	2.01	%(h)	2.02	%(h)	1.94	%(h)	1.90	%(e)(h)	1.89	%(i)(j)
Net investment income	1.47	%(e)	0.70	%(h)	0.60	%(h)	1.44	%(h)	0.89	%(h)	0.36	%(e)(h)	1.19	%(i)
Supplemental data
Net assets, end of period (in thousands)	$13,567		$784		$1,190		$1,098		$3,545		$4,587		$4,712
Portfolio turnover	57%		92%		127%		83%		78%		73%		74%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.97%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$11.20		$9.63		$6.73		$14.29		$15.72		$15.16		$12.32
Income from investment operations:
Net investment income	0.08		0.07		0.05		0.16		0.13		0.05		0.09
Net realized and unrealized gain (loss) on investments	(1.43)		1.64		3.18		(7.53)		0.71		1.74		2.96
Total from investment operations	(1.35)		1.71		3.23		(7.37)		0.84		1.79		3.05
Less distributions to shareholders from:
Net investment income	—		(0.14)		(0.36)		—		(0.16)		(0.07)		(0.16)
Net realized gains	—		—		—		(0.19)		(2.11)		(1.16)		(0.05)
Total distributions to shareholders	—		(0.14)		(0.36)		(0.19)		(2.27)		(1.23)		(0.21)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	0.03		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$9.85		$11.20		$9.63		$6.73		$14.29		$15.72		$15.16
Total return	(12.05	%)(c)	17.89%		48.67%		(52.26%)		4.37%		12.75%		24.96%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.98	%(e)	2.08	%(f)	2.01	%(f)	2.02%		1.94	%(f)	1.90	%(e)(f)	1.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.98	%(e)	2.08	%(f)(h)	2.01	%(f)(h)	2.02	%(h)	1.94	%(f)(h)	1.90	%(e)(f)(h)	1.89	%(i)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.98	%(e)	2.08%		2.01%		2.02%		1.94%		1.90	%(e)	1.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.98	%(e)	2.08	%(h)	2.01	%(h)	2.02	%(h)	1.94	%(h)	1.90	%(e)(h)	1.89	%(i)(j)
Net investment income	1.42	%(e)	0.72	%(h)	0.55	%(h)	1.38	%(h)	0.79	%(h)	0.34	%(e)(h)	0.70	%(i)
Supplemental data
Net assets, end of period (in thousands)	$16,724		$1,272		$1,728		$1,349		$3,863		$3,533		$3,276
Portfolio turnover	57%		92%		127%		83%		78%		73%		74%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.97%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$12.62		$11.64
Income from investment operations:
Net investment income	0.15		0.02
Net realized and unrealized gain (loss) on investments	(1.60)		1.21
Total from investment operations	(1.45)		1.23
Less distributions to shareholders from:
Net investment income	—		(0.25)
Total distributions to shareholders	—		(0.25)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)
Net asset value, end of period	$11.17		$12.62
Total return	(11.49	%)(c)	10.69%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.82	%(e)	0.95	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.82	%(e)	0.95	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.82	%(e)	0.95	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.82	%(e)	0.95	%(e)(h)
Net investment income	2.45	%(e)	0.32	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$324,544		$47,056
Portfolio turnover	57%		92%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006(b)
Class R
Per share data
Net asset value, beginning of period	$12.45		$10.68		$7.44		$15.76		$17.12		$16.38		$15.44
Income from investment operations:
Net investment income	0.12		0.13		0.09		0.21		0.06		0.12		0.03
Net realized and unrealized gain (loss) on investments	(1.59)		1.83		3.53		(8.30)		0.93		1.91		0.91
Total from investment operations	(1.47)		1.96		3.62		(8.09)		0.99		2.03		0.94
Less distributions to shareholders from:
Net investment income	—		(0.19)		(0.41)		(0.04)		(0.24)		(0.13)		—
Net realized gains	—		—		—		(0.19)		(2.11)		(1.16)		—
Total distributions to shareholders	—		(0.19)		(0.41)		(0.23)		(2.35)		(1.29)		—
Proceeds from regulatory settlement	0.00	(c)	0.00	(c)	0.03		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$10.98		$12.45		$10.68		$7.44		$15.76		$17.12		$16.38
Total return	(11.81	%)(d)	18.47%		49.28%		(52.00%)		4.87%		13.31%		6.09%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.52	%(f)	1.58	%(g)	1.51	%(g)	1.52%		1.44	%(g)	1.40	%(f)(g)	1.47	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.52	%(f)	1.58	%(g)(i)	1.51	%(g)(i)	1.52	%(i)	1.44	%(g)(i)	1.40	%(f)(g)(i)	1.39	%(f)(j)(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.52	%(f)	1.58%		1.51%		1.52%		1.44%		1.40	%(f)	1.47	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.52	%(f)	1.58	%(i)	1.51	%(i)	1.52	%(i)	1.44	%(i)	1.40	%(f)(i)	1.39	%(f)(j)(k)
Net investment income	1.95	%(f)	1.13	%(i)	0.86	%(i)	1.70	%(i)	0.31	%(i)	0.80	%(f)(i)	0.85	%(f)(j)
Supplemental data
Net assets, end of period (in thousands)	$1,837		$287		$289		$112		$196		$12		$11
Portfolio turnover	57%		92%		127%		83%		78%		73%		74%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

(c)  Rounds to less than $0.01.

(d)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.47%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011 (Unaudited)(a)
Class R4
Per share data
Net asset value, beginning of period	$12.54
Income from investment operations:
Net investment income	0.13
Net realized and unrealized loss on investments	(1.52)
Total from investment operations	(1.39)
Proceeds from regulatory settlement	0.00	(b)
Net asset value, end of period	$11.15
Total return	(11.08	%)(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.20	%(e)
Net expenses after fees waived or expenses reimbursed(f)	1.20	%(e)
Net investment income	2.19	%(e)
Supplemental data
Net assets, end of period (in thousands)	$158
Portfolio turnover	57%
Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$12.46		$11.48
Income from investment operations:
Net investment income	0.13		0.02
Net realized and unrealized gain (loss) on investments	(1.59)		1.17
Total from investment operations	(1.46)		1.19
Less distributions to shareholders from:
Net investment income	—		(0.21)
Total distributions to shareholders	—		(0.21)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)
Net asset value, end of period	$11.00		$12.46
Total return	(11.72	%)(c)	10.52%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(e)	1.30	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.26	%(e)	1.30	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(e)	1.30	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.26	%(e)	1.30	%(e)(h)
Net investment income	2.10	%(e)	0.33	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$145,209		$3
Portfolio turnover	57%		92%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011 (Unaudited)(a)
Class Y
Per share data
Net asset value, beginning of period	$12.55
Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain (loss) on investments	(1.54)
Total from investment operations	(1.38)
Proceeds from regulatory settlement	0.00	(b)
Net asset value, end of period	$11.17
Total return	(11.00	%)(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.83	%(e)
Net expenses after fees waived or expenses reimbursed(f)	0.83	%(e)
Net investment income	2.61	%(e)
Supplemental data
Net assets, end of period (in thousands)	$12,008
Portfolio turnover	57%
Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Multi-Advisor International Equity Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$12.62		$10.81		$7.52		$15.96		$17.29		$16.58		$13.44
Income from investment operations:
Net investment income	0.14		0.18		0.17		0.29		0.32		0.19		0.24
Net realized and unrealized gain (loss) on investments	(1.60)		1.87		3.55		(8.43)		0.78		1.93		3.25
Total from investment operations	(1.46)		2.05		3.72		(8.14)		1.10		2.12		3.49
Less distributions to shareholders from:
Net investment income	—		(0.24)		(0.46)		(0.11)		(0.32)		(0.25)		(0.30)
Net realized gains	—		—		—		(0.19)		(2.11)		(1.16)		(0.05)
Total distributions to shareholders	—		(0.24)		(0.46)		(0.30)		(2.43)		(1.41)		(0.35)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	0.03		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$11.16		$12.62		$10.81		$7.52		$15.96		$17.29		$16.58
Total return	(11.57	%)(c)	19.08%		50.09%		(51.76%)		5.42%		13.73%		26.24%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.06	%(e)	1.08	%(f)	1.01	%(f)	1.02%		0.94	%(f)	0.90	%(e)(f)	0.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.06	%(e)	1.08	%(f)(h)	1.01	%(f)(h)	1.02	%(h)	0.94	%(f)(h)	0.90	%(e)(f)(h)	0.89	%(i)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.06	%(e)	1.08%		1.01%		1.02%		0.94%		0.90	%(e)	0.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.06	%(e)	1.08	%(h)	1.01	%(h)	1.02	%(h)	0.94	%(h)	0.90	%(e)(h)	0.89	%(i)(j)
Net investment income	2.33	%(e)	1.58	%(h)	1.59	%(h)	2.28	%(h)	1.79	%(h)	1.26	%(e)(h)	1.68	%(i)
Supplemental data
Net assets, end of period (in thousands)	$1,231,317		$1,177,541		$1,375,538		$1,155,598		$2,549,057		$2,352,583		$1,841,838
Portfolio turnover	57%		92%		127%		83%		78%		73%		74%
Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.97%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Multi-Advisor International Equity Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

The Fund is authorized to issue Class R4 shares, which are not subject to sales charges; however, this share class is closed to new investors. Class R4 shares commenced operations on March 7, 2011.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements. Class Y commenced operations on March 7, 2011.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,417,972	Unrealized depreciation on forward foreign currency exchange contracts	$3,409,556

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(38,718,336)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,008,416

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	2,893

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management

The Fund is a "multi-manager" fund. Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadvisers. See Subadvisory Agreement below. Effective April 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. Prior to April 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.70% to 0.51% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.71% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fee through June 30, 2012. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Management Fee Waiver
Assets up to $16 billion	0.00%
Assets in excess of $16 billion and up to $10 billion	0.05%
Assets in excess of $10 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

For the six months ended August 31, 2011, there were no management fees waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Marsico and Threadneedle International Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board, of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective April 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. Prior to April 1, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.08% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $2,434.

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.19%
Class C	0.18%
Class R	0.19%
Class R4	0.05%
Class W	0.18%
Class Y	0.00%*
Class Z	0.22%

*  Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $54,201 for Class A, $3,646 for Class B and $363 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.32%
Class B	2.07%
Class C	2.07%
Class I	0.94%
Class R	1.57%
Class R4	1.24%
Class W	1.32%
Class Y	1.07%
Class Z	1.07%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to April 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35%
Class C	2.35%
Class I	1.24%
Class R	1.85%
Class W	1.60%
Class Z	1.35%

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $2,239,740,000 and the approximate

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$153,321,000
Unrealized depreciation	(132,289,000)
Net unrealized appreciation	$21,032,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$145,722,763
2018	404,868,172
Total	$550,590,935

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2011, post-October losses of $2,889,517 attributed to security transactions were deferred to March 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,139,095,681 and $1,185,444,304, respectively, for the six months ended August 31, 2011.

Transactions to realign the Fund's portfolio following the merger as described in Note 12 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $1,078,374,891 and $1,144,467,702, respectively.

Note 6. Regulatory Settlements

During the six months ended August 31, 2011, the Fund received payments of $712,828 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

During the year ended February 28, 2011, the Fund received payments of $25,379 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

return of the securities loaned. At August 31, 2011, securities valued at $118,046,845 were on loan, secured by cash collateral of $121,499,429 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to March 28, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to March 28, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through March 28, 2011, there were no credits.

Note 9. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2011, one shareholder account owned 34.2% of the outstanding shares of the Fund. Subscription and redemption activity of this amount may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $280,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

Note 12. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Disciplined International Equity Fund, Threadneedle International Opportunity Fund, Columbia International Stock Fund and Columbia International Growth Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,220,172,344 and the combined net assets immediately after the acquisition were $2,509,957,223.

The merger was accomplished by a tax-free exchange of 48,647,948 shares of RiverSource Disciplined International Equity Fund valued at $370,503,572 (including $51,911,561 of unrealized appreciation), 42,587,382 shares of Threadneedle International Opportunity Fund valued at $404,664,438 (including $79,018,855 of unrealized appreciation), 30,636,953 shares of Columbia International Stock Fund valued at $379,467,637 (including $70,789,734 of unrealized appreciation), and 9,357,405 shares of Columbia International Growth Fund valued at $135,149,232 (including $32,859,049 of unrealized appreciation).

In exchange for shares of RiverSource Disciplined International Equity Fund, Threadneedle International Opportunity Fund, Columbia International Stock Fund and Columbia International Growth Fund, the Fund issued the following number of shares:

Shares
Class A	34,476,734
Class B	1,930,534
Class C	1,792,925
Class I	19,889,124
Class R	166,754
Class R4	14,235
Class W	15,438,672
Class Y	1,172,264
Class Z	27,157,783

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Disciplined International Equity Fund, Threadneedle International Opportunity Fund, Columbia International Stock Fund and Columbia International Growth Fund's cost of investments was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Disciplined International Equity Fund, Threadneedle International Opportunity Fund, Columbia International Stock Fund and Columbia International Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the six months ended August 31, 2011 would have been approximately $30.0 million, $154.3 million, $(486.2) million and $(301.9) million, respectively.

Note 13. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 14. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Multi-Advisor International Equity Fund, August 31, 2011 (Unaudited)

Note 15. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Multi-Advisor International Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Multi-Advisor International Equity Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1270 C (10/11)

Columbia Overseas Value Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	18

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Overseas Value Fund

Average annual total return as of 08/31/11 (%)

Share class	I	W	Z
Inception	03/31/11	03/31/11	03/31/08
Sales charge	without	without	without
6-month (cumulative)	n/a	n/a	–10.38
1-year	n/a	n/a	9.00
Life	–8.89	–9.02	–6.50

The Fund commenced operations on March 31, 2008. The returns shown do not reflect any sales charges and have not been adjusted to reflect differences in expenses. If difference in expenses were reflected, the return shown would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with service (Rule 12b-1) fee. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Class I and Class W shares were initially offered on March 31, 2011.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (Net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 08/31/11

–10.38%

Class Z shares (without sales charge)

–13.85%

MSCI EAFE Value Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class I	7.17
Class W	7.16
Class Z	7.17

1

Performance Information (continued) – Columbia Overseas Value Fund

Country Breakdown1

as of 08/31/11 (%)

Australia	6.0
Brazil	1.3
Canada	2.6
China	1.6
Finland	1.2
France	8.5
Germany	8.1
Hong Kong	1.9
Ireland	1.6
Italy	3.7
Japan	20.0
Netherlands	2.5
New Zealand	0.3
Norway	4.2
Pakistan	0.4
Philippines	0.5
Russian Federation	1.0
Singapore	0.5
South Korea	2.3
Spain	4.2
Sweden	2.3
Switzerland	4.6
Taiwan	0.6
Thailand	1.5
Turkey	0.4
United Kingdom	15.4
United States	2.8

1Percentages indicated are based upon total investments. The Fund's composition is subject to change.

2

Understanding Your Expenses – Columbia Overseas Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class I	1,000.00	1,000.00	911.10	*	1,000.00	3.56	*	4.42	0.88
Class W	1,000.00	1,000.00	909.80	*	1,000.00	4.85	*	6.03	1.20
Class Z	1,000.00	1,000.00	896.20		1,000.00	4.96		5.23	1.04

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period March 31, 2011 through August 30, 2011. Class I and Class W shares commenced operations on March 31, 2011.

3

Portfolio of Investments – Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.5%
AUSTRALIA 6.0%
AGL Energy Ltd.(a)	13,895	$230,710
Australia & New Zealand Banking Group Ltd.(a)	33,993	740,688
Commonwealth Bank of Australia(a)	10,441	540,469
Iluka Resources Ltd.(a)	7,660	135,920
Macmahon Holdings Ltd.(a)	459,918	321,605
National Australia Bank Ltd.(a)	6,203	158,218
Total		2,127,610
BRAZIL 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo(a)	7,100	202,354
Telecomunicacoes de Sao Paulo SA, ADR(a)	8,182	259,942
Total		462,296
CANADA 2.6%
Centerra Gold, Inc.(a)	17,200	362,161
Cott Corp.(a)(b)	40,152	318,405
First Quantum Minerals Ltd.(a)	9,710	238,858
Total		919,424
CHINA 1.6%
Asian Citrus Holdings Ltd.(a)	324,000	235,862
China Communications Construction Co., Ltd., Class H(a)	252,000	183,254
Yanzhou Coal Mining Co., Ltd., Class H(a)	59,400	173,057
Total		592,173
FINLAND 1.2%
Sampo OYJ, Class A(a)	14,449	414,290
FRANCE 8.5%
Alcatel-Lucent(a)(b)	30,249	111,587
BNP Paribas SA(a)	10,732	552,991
Groupe Steria SCA(a)	8,832	195,890
Sanofi(a)	12,085	879,463
Teleperformance(a)	7,556	200,043
Total SA(a)	21,803	1,064,724
Total		3,004,698
GERMANY 8.0%
Allianz SE, Registered Shares(a)	3,765	387,946
BASF SE(a)	5,394	384,867
Bayerische Motoren Werke AG(a)	1,599	129,434
Deutsche Bank AG, Registered Shares(a)	7,939	322,117
E.ON AG(a)	12,008	263,141
Freenet AG(a)	35,697	446,279
KHD Humboldt Wedag International AG(a)(b)	47,145	358,936
Kloeckner & Co. SE(a)	13,840	230,423
Muenchener Rueckversicherungs AG, Registered Shares(a)	2,471	322,552
Total		2,845,695
HONG KONG 1.8%
Cheung Kong Holdings Ltd.(a)	26,500	373,493
Hongkong Land Holdings Ltd.(a)	50,000	289,626
Total		663,119
IRELAND 1.6%
DCC PLC(a)	12,978	354,215
Smurfit Kappa Group PLC(a)(b)	25,704	203,709
Total		557,924

Issuer	Shares	Value
Common Stocks (continued)
ITALY 3.7%
Enel SpA(a)	116,158	$567,328
ENI SpA(a)	19,190	385,930
Recordati SpA(a)	36,497	353,365
Total		1,306,623
JAPAN 20.0%
Aeon Delight Co., Ltd.(a)	16,100	342,140
Arnest One Corp.(a)	23,200	248,417
Canon, Inc.(a)	7,800	368,070
Daiichikosho Co., Ltd.(a)	23,500	452,454
Exedy Corp.(a)	7,200	249,058
Fuji Heavy Industries Ltd.(a)	46,000	288,581
Fuji Machine Manufacturing Co., Ltd.(a)	14,000	245,567
Fuyo General Lease Co., Ltd.(a)	11,600	427,158
Hitachi Ltd.(a)	76,000	411,124
ITOCHU Corp.(a)	33,500	361,584
Kansai Paint Co., Ltd.(a)	36,000	332,937
Kobe Steel Ltd.(a)	78,000	145,926
Mandom Corp.(a)	7,600	227,838
Mitsubishi UFJ Financial Group, Inc.(a)	52,500	238,104
Mitsui & Co., Ltd.(a)	28,200	483,842
Nintendo Co., Ltd.(a)	500	88,153
Nissan Motor Co., Ltd.(a)	28,900	265,748
NTT DoCoMo, Inc.(a)	129	235,161
Santen Pharmaceutical Co., Ltd.(a)	7,700	306,237
Shinko Plantech Co., Ltd.(a)	32,400	325,829
SoftBank Corp.(a)	7,000	232,714
Sumitomo Mitsui Financial Group, Inc.(a)	21,100	624,721
Toyota Motor Corp.(a)	5,000	180,127
Total		7,081,490
NETHERLANDS 2.5%
ING Groep NV-CVA(a)(b)	44,690	386,789
Koninklijke Ahold NV(a)	27,342	318,535
Wereldhave NV(a)	2,118	180,025
Total		885,349
NEW ZEALAND 0.3%
Telecom Corp. of New Zealand Ltd.(a)	47,747	103,322
NORWAY 4.2%
Electromagnetic GeoServices AS(a)(b)	130,037	315,138
Kongsberg Automotive Holding ASA(a)(b)	389,162	214,740
Marine Harvest ASA(a)	293,406	171,091
Statoil Fuel & Retail ASA(a)(b)	39,076	324,380
Telenor ASA(a)	27,715	461,990
Total		1,487,339
PAKISTAN 0.4%
National Bank Of Pakistan(a)	308,418	131,383
PHILIPPINES 0.5%
Energy Development Corp.(a)	1,255,900	186,211
RUSSIAN FEDERATION 1.0%
Rosneft Oil Co., GDR(a)	45,973	363,417
SINGAPORE 0.5%
DBS Group Holdings Ltd.(a)	17,000	187,108

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
SOUTH KOREA 2.2%
Hyundai Home Shopping Network Corp.(a)	2,765	$334,572
LG Fashon Corp.(a)	2,727	125,385
Youngone Corp.(a)	19,520	332,672
Total		792,629
SPAIN 4.1%
Banco Bilbao Vizcaya Argentaria SA(a)	28,724	261,519
Banco Santander SA(a)	86,070	793,767
Telefonica SA(a)	19,651	409,598
Total		1,464,884
SWEDEN 2.3%
MQ Holding AB(a)	65,252	197,562
Svenska Cellulosa AB, Class B(a)	22,815	307,785
Tele2 AB, Class B(a)	14,054	296,527
Total		801,874
SWITZERLAND 4.6%
Baloise Holding AG(a)	3,913	347,186
Nestlé SA, Registered Shares(a)	3,723	230,582
Novartis AG, Registered Shares(a)	8,896	518,736
Zurich Financial Services AG(a)(b)	2,399	541,215
Total		1,637,719
TAIWAN 0.6%
Huaku Development Co., Ltd.(a)	86,694	209,564
THAILAND 1.5%
Advanced Information Service PCL, Foreign Registered Shares(a)	72,700	275,158
Bangkok Bank PCL, Foreign Registered Shares(a)	47,400	253,582
Total		528,740

Issuer	Shares	Value
Common Stocks (continued)
TURKEY 0.4%
Turkiye Is Bankasi, Class C(a)	56,694	$147,681
UNITED KINGDOM 15.3%
AstraZeneca PLC(a)	13,556	642,559
BP PLC(a)	81,739	533,999
Bwin.Party Digital Entertainment PLC(a)(b)	86,730	176,408
Centrica PLC(a)	76,352	370,835
GlaxoSmithKline PLC(a)	25,613	544,874
ICAP PLC(a)	43,197	333,148
Intermediate Capital Group PLC(a)	80,930	326,858
Lancashire Holdings Ltd.(a)	33,191	367,724
Royal Dutch Shell PLC, Class B(a)	41,474	1,400,018
Vodafone Group PLC(a)	283,710	741,480
Total		5,437,903
UNITED STATES 2.8%
Celgene Corp.(b)	5,076	301,870
Jazz Pharmaceuticals, Inc.(b)	5,063	217,152
JPMorgan Chase & Co.	5,498	206,505
Tyco International Ltd.(a)	6,668	277,255
Total		1,002,782
Total Common Stocks (Cost: $37,713,955)		$35,343,247
Total Investments (Cost: $37,713,955)		$35,343,247
Other Assets & Liabilities, Net		164,172
Net Assets		$35,507,419

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Auerbach Grayson & Company Inc.	September 1, 2011	16,544 (AUD	17,573 (USD)		$(112)
Goldman, Sachs & Co.	September 6, 2011	36,038 (AUD)	38,512 (USD)	$—	(11)
Goldman, Sachs & Co.	September 6, 2011	10,802 (CAD)	11,027 (USD)	—	(4)
Goldman, Sachs & Co.	September 6, 2011	23,777 (CHF)	29,541 (USD)	35	—
Goldman, Sachs & Co.	September 6, 2011	95,354 (EUR)	137,063 (USD)	87	—
Goldman, Sachs & Co.	September 6, 2011	60,336 (GBP)	98,006 (USD)	62	—
Goldman, Sachs & Co.	September 6, 2011	9,168,039 (JPY)	119,719 (USD)	—	(15)
Goldman, Sachs & Co.	September 6, 2011	248,727 (NOK)	46,376 (USD)	9	—
Goldman, Sachs & Co.	September 6, 2011	2,343 (NZD)	1,998 (USD)	2	—
Goldman, Sachs & Co.	September 6, 2011	93,261 (SEK)	14,704 (USD)	—	(2)
Morgan Stanley	October 17, 2011	795,000 (CAD)	800,833 (USD)	—	(10,098)
Morgan Stanley	October 17, 2011	545,000 (DKK)	104,802 (USD)	—	(483)
Morgan Stanley	October 17, 2011	904,471,000 (KRW)	835,092 (USD)	—	(10,229)

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011 (cont.)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	October 17, 2011	5,147,000 (NOK)	941,657 (USD)	$—	$(15,356)
Morgan Stanley	October 17, 2011	7,450,000 (PHP)	174,555 (USD)	—	(1,567)
Morgan Stanley	October 17, 2011	672,000 (SEK)	104,708 (USD)	—	(993)
Morgan Stanley	October 17, 2011	15,822,000 (THB)	524,515 (USD)	—	(1,238)
Morgan Stanley	October 17, 2011	7,049,000 (TWD)	243,161 (USD)	2	—
Morgan Stanley	October 17, 2011	900,163 (USD)	874,000 (AUD)	28,653	—
Morgan Stanley	October 17, 2011	563,741 (USD)	443,000 (CHF)	—	(13,266)
Morgan Stanley	October 17, 2011	1,464,251 (USD)	1,025,000 (EUR)	7,330	—
Morgan Stanley	October 17, 2011	1,465,189 (USD)	892,000 (GBP)	—	(17,947)
Morgan Stanley	October 17, 2011	69,417 (USD)	248,000 (ILS)	142	—
Morgan Stanley	October 17, 2011	561,957 (USD)	43,018,000 (JPY)	70	—
Morgan Stanley	October 17, 2011	521,735 (USD)	634,000 (SGD)	4,830	—
Total				$41,222	$(71,321)

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets	Value
Auto Components	1.3%	$463,798
Automobiles	2.4	863,889
Beverages	0.9	318,405
Biotechnology	0.9	301,870
Capital Markets	2.8	982,123
Chemicals	2.0	717,805
Commercial Banks	13.0	4,630,229
Commercial Services & Supplies	1.0	342,140
Communications Equipment	0.3	111,587
Construction & Engineering	2.4	863,796
Containers & Packaging	0.6	203,709
Diversified Financial Services	2.9	1,020,451
Diversified Telecommunication Services	4.3	1,531,380
Electric Utilities	2.3	830,469
Electronic Equipment, Instruments & Components	1.2	411,124
Energy Equipment & Services	1.8	640,968
Food & Staples Retailing	0.9	318,535
Food Products	1.8	637,535
Hotels, Restaurants & Leisure	0.5	176,408
Household Durables	0.7	248,417
Independent Power Producers & Energy Traders	0.5	186,211

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets	Value
Industrial Conglomerates	1.8%	$631,471
Insurance	6.7	2,380,912
Internet & Catalog Retail	0.9	334,572
IT Services	0.6	195,890
Machinery	0.7	245,567
Media	1.3	452,453
Metals & Mining	2.5	882,864
Multi-Utilities	1.7	601,545
Office Electronics	1.0	368,070
Oil, Gas & Consumable Fuels	11.0	3,921,145
Paper & Forest Products	0.9	307,786
Personal Products	0.6	227,838
Pharmaceuticals	9.8	3,462,386
Professional Services	0.6	200,043
Real Estate Investment Trusts (REITs)	0.5	180,025
Real Estate Management & Development	2.5	872,683
Software	0.2	88,153
Specialty Retail	1.5	521,942
Textiles, Apparel & Luxury Goods	1.3	458,057
Trading Companies & Distributors	3.0	1,075,849
Water Utilities	0.6	202,354
Wireless Telecommunication Services	5.4	1,930,793
Total		$35,343,247

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $34,617,720 or 97.49% of net assets.

(b)  Non-income producing.

Abbreviation Legend

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$3,519,538	$—	$3,519,538
Consumer Staples	318,405	1,183,908	—	1,502,313
Energy	—	4,562,112	—	4,562,112
Financials	206,505	9,859,919	—	10,066,424
Health Care	519,022	3,245,234	—	3,764,256
Industrials	277,255	3,081,610	—	3,358,865
Information Technology	—	1,174,824	—	1,174,824
Materials	601,019	1,511,145	—	2,112,164
Telecommunication Services	259,942	3,202,230	—	3,462,172
Utilities	202,354	1,618,225	—	1,820,579
Total Equity Securities	2,384,502	32,958,745	—	35,343,247
Investments in Securities	2,384,502	32,958,745	—	35,343,247
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	41,222	—	41,222
Liabilities
Forward Foreign Currency Exchange Contracts	—	(71,321)	—	(71,321)
Total	$2,384,502	$32,928,646	$—	$35,313,148

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $37,713,955)	$35,343,247
Foreign currency (identified cost $95,302)	94,773
Unrealized appreciation on forward foreign currency exchange contracts	41,222
Receivable for:
Investments sold	653,751
Dividends	106,922
Interest	187
Reclaims	24,717
Expense reimbursement due from Investment Manager	581
Total assets	36,265,400
Liabilities
Bank overdraft	513,465
Unrealized depreciation on forward foreign currency exchange contracts	71,321
Payable for:
Investments purchased	142,254
Investment management fees	753
Transfer agent fees	3,244
Administration fees	76
Chief compliance officer expenses	118
Other expenses	26,750
Total liabilities	757,981
Net assets applicable to outstanding capital stock	$35,507,419

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$40,751,953
Undistributed net investment income	712,217
Accumulated net realized loss	(3,556,087)
Unrealized appreciation (depreciation) on:
Investments	(2,370,708)
Foreign currency translations	143
Forward foreign currency exchange contracts	(30,099)
Total — representing net assets applicable to outstanding capital stock	$35,507,419
Net assets applicable to outstanding shares
Class I	$27,711,617
Class W	$2,277
Class Z	$7,793,525
Shares outstanding
Class I	3,862,963
Class W	318
Class Z	1,086,879
Net asset value per share
Class I	$7.17
Class W	$7.16
Class Z	$7.17

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Overseas Value Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$1,064,112
Interest	65
Dividends from affiliates	46
Foreign taxes withheld	(104,175)
Total income	960,048
Expenses:
Investment management fees	139,019
Service fees
Class W	3
Transfer agent fees
Class W	1
Class Z	3,234
Compensation of board members	12,550
Pricing and bookkeeping fees	17,395
Custodian fees	17,124
Printing and postage fees	14,287
Registration fees	8,425
Professional fees	33,518
Chief compliance officer expenses	199
Other	2,792
Total expenses	248,547
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,996)
Total net expenses	159,551
Net investment income	800,497
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,130,044)
Foreign currency transactions	131,274
Forward foreign currency exchange contracts	11,221
Futures contracts	69,972
Options contracts written	(27,984)
Net realized loss	(945,561)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,226,185)
Foreign currency translations	(238)
Forward foreign currency exchange contracts	(37,143)
Foreign capital gains tax	1,059
Net change in unrealized depreciation	(3,262,507)
Net realized and unrealized loss	(4,208,068)
Net decrease in net assets from operations	$(3,407,571)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Overseas Value Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment income	$800,497	$170,691
Net realized gain (loss)	(945,561)	20,383
Net change in unrealized appreciation (depreciation)	(3,262,507)	1,090,811
Net change in net assets resulting from operations	(3,407,571)	1,281,885
Distributions to shareholders from:
Net investment income
Class Z	—	(165,101)
Increase in net assets from share transactions	30,224,843	1,838
Total increase in net assets	26,817,272	1,118,622
Net assets at beginning of period	8,690,147	7,571,525
Net assets at end of period	$35,507,419	$8,690,147
Undistributed (excess of distributions over) net investment income	$712,217	$(88,280)

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Overseas Value Fund

	Six months ended August 31, 2011(a) (Unaudited)		Year ended February 28, 2011
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class I shares
Subscriptions	5,132,931	39,876,528	—	—
Redemptions	(1,269,968)	(9,654,185)	—	—
Net increase	3,862,963	30,222,343	—	—
Class W shares
Subscriptions	318	2,500	—	—
Net increase	318	2,500	—	—
Class Z shares
Subscriptions	—	—	1,067,133	8,184,910
Distributions reinvested	—	—	22,767	165,101
Redemptions	—	—	(1,088,418)	(8,348,173)
Net increase	—	—	1,482	1,838
Total net increase	3,863,281	30,224,843	1,482	1,838

(a)  Class I and Class W are for the period from March 31, 2011 (commencement of operations) to August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Overseas Value Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Period ended August 31, 2011 (Unaudited)(a)
Class I
Per share data
Net asset value, beginning of period	$7.87
Income from investment operations:
Net investment income	0.15
Net realized and unrealized loss on investments	(0.85)
Total from investment operations	(0.70)
Net asset value, end of period	$7.17
Total return	(8.89%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.31	%(c)
Net expenses after fees waived or expenses reimbursed	0.88	%(c)(d)
Net investment income	4.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$27,712
Portfolio turnover	49%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of investment operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and its affiliates agreed to waive certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Overseas Value Fund

	Period ended August 31, 2011 (Unaudited)(a)
Class W
Per share data
Net asset value, beginning of period	$7.87
Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain on investments	(0.86)
Total from investment operations	(0.71)
Net asset value, end of period	$7.16
Total return	(9.02%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.75	%(c)
Net expenses after fees waived or expenses reimbursed	1.20	%(c)(d)
Net investment income	4.72	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	49%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and its affiliates agreed to waive certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Overseas Value Fund

	Six months ended August 31, 2011		Year ended February 28,
	(Unaudited)		2011		2010		2009(a)
Class Z
Per share data
Net asset value, beginning of period	$8.00		$6.98		$4.46		$10.00
Income from investment operations:
Net investment income	0.20		0.16		0.17		0.27
Net realized and unrealized gain (loss) on investments	(1.03)		1.01		2.63		(5.56)
Total from investment operations	(0.83)		1.17		2.80		(5.29)
Less distributions to shareholders from:
Net investment income	—		(0.15)		(0.28)		(0.23)
Tax return of capital	—		—		—		(0.02)
Total distributions to shareholders	—		(0.15)		(0.28)		(0.25)
Net asset value, end of period	$7.17		$8.00		$6.98		$4.46
Total return	(10.38%)		17.06%		62.60%		(53.41%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.84	%(c)	3.65%		3.02%		3.99	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.04	%(c)	1.15	%(e)	1.14	%(e)	1.10	%(c)(e)
Net investment income	4.43	%(c)	2.18%		2.46%		3.72	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,794		$8,690		$7,572		$4,664
Portfolio turnover	49%		48%		62%		66%

Notes to Financial Highlights

(a)  For the period from March 31, 2008 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and its affiliates agreed to waive certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Overseas Value Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

The Fund is authorized to issue Class A and Class C shares, which would be subject to sales charges, and Class R shares, which would not be subject to sales charges, however these share classes are not currently offered for sale and have not commenced operations.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds. Class I shares commenced operations on March 31, 2011.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on March 31, 2011.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that

18

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold equity index futures contracts for the purpose of equalizing cash and to offset temporary equity overexposure due to sizable cash flows out of the fund.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities to shift investment exposure from one currency to another.

19

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2011 are as follows:

	Written Options
	Contracts	Premiums
Balance February 28, 2011	—	$—
Opened	464	85,912
Closed	(464)	(85,912)
Balance August 31, 2011	—	$—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange rate risk	Unrealized appreciation on forward foreign currency exchange contracts	$41,222	Unrealized depreciation on forward foreign currency exchange contracts	$71,321

20

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Future Contracts	Option Contracts	Total
Interest rate risk	$—	$69,972	$(27,984)	$41,988
Foreign exchange rate risk	11,221	—	—	$11,221
Total	$11,221	$69,972	$(27,984)	$53,209
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Future Contracts	Option Contracts	Total
Foreign exchange rate risk	$(37,143)	$—	$—	$(37,143)
Total	$(37,143)	$—	$—	$(37,143)

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	634
Futures Contracts	695
Options Contracts	464

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

21

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to the annual rate of 0.82% of the Fund's average daily net assets. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.80% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.05% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

22

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

For the period June 1, 2011 through August 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class W	0.05%
Class Z	0.08

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a shareholder service plan (the Plan) which set the service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plan requires the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class W shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011,the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian,

23

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class I	0.80%
Class W	1.25
Class Z	1.00

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.15% of the Fund's average daily net assets.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $37,714,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,525,000
Unrealized depreciation	(3,896,000)
Net unrealized depreciation	$(2,371,000)

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$365,313
2018	2,028,503
Total	$2,393,816

For the year ended February 28, 2011, $218,748 of capital loss carryforwards were utilized.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

24

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $47,561,246 and $16,598,153, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2001, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2010 through June 27, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011, one shareholder account owned 100% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

25

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

26

Columbia Overseas Value Fund, August 31, 2011 (Unaudited)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

27

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Overseas Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Overseas Value Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1260 C (10/11)

Columbia Small Cap Growth Fund II

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Growth Fund II

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		Z
Inception	12/12/95		12/12/95		09/22/97		12/12/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–9.37	–14.56	–9.69	–14.21	–9.73	–10.64	–9.23
1-year	26.93	19.63	25.98	20.98	25.86	24.86	27.19
5-year	1.87	0.68	1.12	0.82	1.10	1.10	2.14
10-year	3.08	2.46	2.31	2.31	2.30	2.30	3.34

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–9.37%

Class A shares (without sales charge)

–9.39%

Russell 2000 Growth Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	11.03
Class B	9.60
Class C	9.83
Class Z	11.60

Portfolio Breakdown1

as of 08/31/11 (%)
Consumer Discretionary	17.6
Consumer Staples	3.8
Energy	9.3
Financials	8.9
Health Care	19.1
Industrials	16.0
Information Technology	20.2
Materials	2.6
Utilities	0.5
Other[2]	2.0

1Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

2Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Small Cap Growth Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,400.50	1,018.45	8.03	6.75	1.33
Class B	1,000.00	1,000.00	1,395.00	1,014.63	12.58	10.58	2.09
Class C	1,000.00	1,000.00	1,394.40	1,014.63	12.58	10.58	2.09
Class Z	1,000.00	1,000.00	1,401.30	1,019.71	6.52	5.48	1.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.1%
CONSUMER DISCRETIONARY 17.7%
Auto Components 0.8%
Tenneco, Inc.(a)	73,901	$2,424,692
Diversified Consumer Services 1.5%
Coinstar, Inc.(a)	73,693	3,359,664
Sotheby's	33,382	1,242,144
Total		4,601,808
Hotels, Restaurants & Leisure 0.9%
BJ's Restaurants, Inc.(a)	62,076	2,866,049
Household Durables 3.3%
SodaStream International Ltd.(a)(b)	76,267	2,703,665
Tempur-Pedic International, Inc.(a)	131,119	7,636,371
Total		10,340,036
Internet & Catalog Retail 1.2%
Shutterfly, Inc.(a)	69,176	3,711,984
Leisure Equipment & Products 1.5%
Polaris Industries, Inc.	42,351	4,653,104
Media 0.6%
Cinemark Holdings, Inc.	92,993	1,948,203
Multiline Retail 0.8%
Gordmans Stores, Inc.(a)	156,021	2,324,713
Specialty Retail 3.6%
Body Central Corp.(a)	169,560	2,941,866
Pier 1 Imports, Inc.(a)	171,229	1,828,726
Teavana Holdings, Inc.(a)	59,335	1,539,743
Vitamin Shoppe, Inc.(a)	114,562	5,075,097
Total		11,385,432
Textiles, Apparel & Luxury Goods 3.5%
CROCS, Inc.(a)	108,601	2,971,323
Deckers Outdoor Corp.(a)	38,753	3,447,467
Lululemon Athletica, Inc.(a)	40,745	2,229,974
Warnaco Group, Inc. (The)(a)	44,224	2,359,350
Total		11,008,114
TOTAL CONSUMER DISCRETIONARY		55,264,135
CONSUMER STAPLES 3.8%
Food Products 1.7%
Diamond Foods, Inc.	69,582	5,487,236
Personal Products 2.1%
Elizabeth Arden, Inc.(a)	126,288	4,069,000
Nu Skin Enterprises, Inc., Class A	56,925	2,407,358
Total		6,476,358
TOTAL CONSUMER STAPLES		11,963,594
ENERGY 9.4%
Energy Equipment & Services 2.5%
Complete Production Services, Inc.(a)	128,237	3,726,567
Dril-Quip, Inc.(a)	35,128	2,272,782
Key Energy Services, Inc.(a)	127,768	1,838,581
Total		7,837,930
Oil, Gas & Consumable Fuels 6.9%
Berry Petroleum Co., Class A	32,560	1,596,417
Carrizo Oil & Gas, Inc.(a)	69,354	2,082,007
Clean Energy Fuels Corp.(a)	127,228	1,675,593
Energy XXI Bermuda Ltd.(a)(b)	121,607	3,260,284

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels (cont.)
Magnum Hunter Resources Corp.(a)	347,955	$1,562,318
Oasis Petroleum, Inc.(a)	161,133	4,286,138
Resolute Energy Corp.(a)	182,003	2,455,220
Rosetta Resources, Inc.(a)	46,352	2,129,874
World Fuel Services Corp.	70,525	2,619,299
Total		21,667,150
TOTAL ENERGY		29,505,080
FINANCIALS 9.0%
Capital Markets 0.6%
Financial Engines, Inc.(a)	89,580	1,995,842
Commercial Banks 2.2%
Center Financial Corp.(a)	302,166	1,667,956
Glacier Bancorp, Inc.	133,240	1,533,593
Signature Bank(a)	65,938	3,666,812
Total		6,868,361
Consumer Finance 2.0%
DFC Global Corp.(a)	156,099	3,445,105
Ezcorp, Inc., Class A(a)	85,278	2,861,077
Total		6,306,182
Diversified Financial Services 0.8%
Portfolio Recovery Associates, Inc.(a)	33,962	2,483,641
Real Estate Investment Trusts (REITs) 3.4%
Home Properties, Inc.	55,263	3,695,437
Omega Healthcare Investors, Inc.	105,793	1,920,143
Sabra Health Care REIT, Inc.	153,267	1,790,925
Summit Hotel Properties, Inc.	177,513	1,469,808
Tanger Factory Outlet Centers	63,020	1,772,752
Total		10,649,065
TOTAL FINANCIALS		28,303,091
HEALTH CARE 19.3%
Biotechnology 4.7%
Alkermes, Inc.(a)	176,141	3,054,285
Amarin Corp. PLC, ADR(a)(b)	254,605	2,930,504
Ardea Biosciences, Inc.(a)	69,540	1,128,634
Ariad Pharmaceuticals, Inc.(a)	171,669	1,689,223
Ironwood Pharmaceuticals, Inc.(a)	95,900	1,221,766
Momenta Pharmaceuticals, Inc.(a)	72,060	1,219,255
Onyx Pharmaceuticals, Inc.(a)	56,860	1,934,946
Rigel Pharmaceuticals, Inc.(a)	179,531	1,414,704
Total		14,593,317
Health Care Equipment & Supplies 4.7%
Align Technology, Inc.(a)	196,478	3,752,730
ICU Medical, Inc.(a)	35,756	1,473,147
Insulet Corp.(a)	153,322	2,680,069
Masimo Corp.	115,586	2,851,507
NuVasive, Inc.(a)	91,002	2,204,978
Volcano Corp.(a)	58,156	1,741,772
Total		14,704,203
Health Care Providers & Services 5.4%
Brookdale Senior Living, Inc.(a)	162,575	2,619,083
Catalyst Health Solutions, Inc.(a)	64,820	3,482,131
HMS Holdings Corp.(a)	234,627	6,154,266

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Providers & Services (cont.)
IPC The Hospitalist Co., Inc.(a)	115,682	$4,638,848
Total		16,894,328
Health Care Technology 0.8%
Omnicell, Inc.(a)	163,478	2,556,796
Life Sciences Tools & Services 0.5%
ICON PLC, ADR(a)(b)	79,300	1,689,883
Pharmaceuticals 3.2%
Endocyte, Inc.(a)	85,087	932,553
Impax Laboratories, Inc.(a)	270,367	5,318,119
MAP Pharmaceuticals, Inc.(a)	88,023	1,232,322
Salix Pharmaceuticals Ltd.(a)	83,056	2,529,055
Total		10,012,049
TOTAL HEALTH CARE		60,450,576
INDUSTRIALS 16.2%
Aerospace & Defense 1.7%
Hexcel Corp.(a)	148,686	3,415,318
LMI Aerospace, Inc.(a)	102,888	2,028,951
Total		5,444,269
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	47,375	2,325,165
Commercial Services & Supplies 0.7%
Tetra Tech, Inc.(a)	112,038	2,230,677
Construction & Engineering 0.8%
Great Lakes Dredge & Dock Corp.	215,834	1,055,428
Sterling Construction Co., Inc.(a)	111,163	1,418,440
Total		2,473,868
Electrical Equipment 0.9%
Regal-Beloit Corp.	46,606	2,739,967
Machinery 4.7%
Chart Industries, Inc.(a)	42,803	2,024,154
Lindsay Corp.	36,148	2,248,406
Middleby Corp.(a)	30,726	2,475,440
Robbins & Myers, Inc.	63,386	3,045,697
Tennant Co.	55,745	2,450,550
Trinity Industries, Inc.	90,196	2,485,802
Total		14,730,049
Professional Services 3.3%
Acacia Research/Technologies(a)	52,012	2,272,924
Advisory Board Co. (The)(a)	45,234	2,812,650
Corporate Executive Board Co. (The)	66,457	2,187,765
CoStar Group, Inc.(a)	60,388	3,090,658
Total		10,363,997
Road & Rail 2.6%
Dollar Thrifty Automotive Group, Inc.(a)	21,122	1,401,444
Genesee & Wyoming, Inc., Class A(a)	50,269	2,610,972
Knight Transportation, Inc.	128,412	1,945,442
Roadrunner Transportation Systems, Inc.(a)	138,428	2,126,254
Total		8,084,112
Trading Companies & Distributors 0.7%
TAL International Group, Inc.	73,235	2,139,194
TOTAL INDUSTRIALS		50,531,298

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 0.8%
Netgear, Inc.(a)	94,540	$2,629,157
Electronic Equipment, Instruments & Components 0.8%
DTS, Inc.(a)	82,299	2,528,225
Internet Software & Services 3.7%
Ancestry.com, Inc.(a)	85,595	3,056,597
LogMeIn, Inc.(a)	73,601	2,300,031
RightNow Technologies, Inc.(a)	87,530	2,870,109
Vocus, Inc.(a)	74,305	1,599,787
WebMD Health Corp.(a)	47,505	1,678,827
Total		11,505,351
IT Services 2.4%
Jack Henry & Associates, Inc.	52,705	1,541,094
ServiceSource International, Inc.(a)	117,789	2,128,447
VeriFone Systems, Inc.(a)	51,171	1,802,243
Wright Express Corp.(a)	47,175	1,987,955
Total		7,459,739
Semiconductors & Semiconductor Equipment 4.3%
Entegris, Inc.(a)	203,520	1,530,470
Mindspeed Technologies, Inc.(a)	277,999	1,612,394
Nanometrics, Inc.(a)	125,772	1,998,517
Omnivision Technologies, Inc.(a)	85,265	1,568,876
Semtech Corp.(a)	114,122	2,434,222
Veeco Instruments, Inc.(a)	49,900	1,814,364
Volterra Semiconductor Corp.(a)	132,374	2,680,574
Total		13,639,417
Software 8.4%
Ariba, Inc.(a)	77,088	2,091,398
Aspen Technology, Inc.(a)	137,606	2,310,405
CommVault Systems, Inc.(a)	58,937	1,998,554
Concur Technologies, Inc.(a)	37,848	1,582,803
Fortinet, Inc.(a)	122,795	2,349,068
Kenexa Corp.(a)	74,986	1,578,455
RealPage, Inc.(a)	124,898	2,600,377
SuccessFactors, Inc.(a)	143,866	3,360,710
Synchronoss Technologies, Inc.(a)	76,126	2,067,582
TIBCO Software, Inc.(a)	157,114	3,516,211
TiVo, Inc.(a)	255,037	2,703,392
Total		26,158,955
TOTAL INFORMATION TECHNOLOGY		63,920,844
MATERIALS 2.7%
Chemicals 1.1%
Solutia, Inc.(a)	198,853	3,456,065
Metals & Mining 1.6%
Stillwater Mining Co.(a)	177,873	2,737,466
Thompson Creek Metals Co., Inc.(a)(b)	263,212	2,176,763
Total		4,914,229
TOTAL MATERIALS		8,370,294
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	50,958	1,730,534
TOTAL UTILITIES		1,730,534
Total Common Stocks (Cost: $285,267,919)		$310,039,446

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(c)	34,795	$22,609
TOTAL ENERGY		22,609
Total Warrants (Cost: $30,196)		$22,609

	Shares	Value
Money Market Fund 2.1%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	6,448,755	$6,448,755
Total Money Market Fund (Cost: $6,448,755)		$6,448,755
Total Investments (Cost: $291,746,870)		$316,510,810
Other Assets & Liabilities, Net		(3,811,291)
Net Assets		$312,699,519

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $12,761,099 or 4.08% of net assets.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $22,609, representing 0.01% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03/07/11 — 06/29/11	$30,196

(d)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$41,559,269	$(35,110,514)	$—	$6,448,755	$2,159	$6,448,755
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$55,264,135	$—	$—	$55,264,135
Consumer Staples	11,963,594	—	—	11,963,594
Energy	29,505,080	—	—	29,505,080
Financials	28,303,091	—	—	28,303,091
Health Care	60,450,576	—	—	60,450,576
Industrials	50,531,298	—	—	50,531,298
Information Technology	63,920,844	—	—	63,920,844
Materials	8,370,294	—	—	8,370,294
Utilities	1,730,534	—	—	1,730,534
Warrants
Energy	—	22,609	—	22,609
Total Equity Securities	310,039,446	22,609	—	310,062,055
Other
Affiliated Money Market Fund(c)	6,448,755	—	—	6,448,755
Total Other	6,448,755	—	—	6,448,755
Total	$316,488,201	$22,609	$—	$316,510,810

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $285,298,115)	$310,062,055
Affiliated issuers (identified cost $6,448,755)	6,448,755
Total investments (identified cost $291,746,870)	316,510,810
Receivable for:
Capital shares sold	124,074
Investments sold	1,047,434
Dividends	137,008
Trustees' deferred compensation plan	9,001
Total assets	317,828,327
Liabilities
Payable for:
Investments purchased	4,385,314
Capital shares purchased	468,549
Investment management fees	6,011
Distribution and service fees	942
Transfer agent fees	30,312
Administration fees	1,005
Chief compliance officer expenses	187
Other expenses	227,487
Trustees' deferred compensation plan	9,001
Total liabilities	5,128,808
Net assets applicable to outstanding capital stock	$312,699,519

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia Small Cap Growth Fund II

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$336,206,363
Excess of distributions over net investment income	(1,604,325)
Accumulated net realized loss	(46,666,459)
Unrealized appreciation (depreciation) on:
Investments	24,763,940
Total — representing net assets applicable to outstanding capital stock	$312,699,519
Net assets applicable to outstanding shares
Class A	$123,562,262
Class B	$1,349,923
Class C	$2,040,825
Class Z	$185,746,509
Shares outstanding
Class A	11,201,433
Class B	140,670
Class C	207,574
Class Z	16,015,495
Net asset value per share
Class A(a)	$11.03
Class B	$9.60
Class C	$9.83
Class Z	$11.60

(a)  The maximum offering price per share for Class A is $11.70. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia Small Cap Growth Fund II

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$573,452
Interest	867
Dividends from affiliates	2,159
Foreign taxes withheld	(2,766)
Total income	573,712
Expenses:
Investment management fees	1,280,805
Distribution fees
Class B	6,591
Class C	9,377
Service fees
Class B	2,197
Class C	3,125
Distribution and service fees—Class A	180,469
Transfer agent fees
Class A	123,778
Class B	1,558
Class C	2,193
Class Z	187,868
Administration fees	181,453
Compensation of board members	26,960
Pricing and bookkeeping fees	33,332
Custodian fees	18,946
Printing and postage fees	37,359
Registration fees	41,354
Professional fees	35,137
Chief compliance officer expenses	293
Other	5,247
Total expenses	2,178,042
Earnings credits on cash balances	(5)
Total net expenses	2,178,037
Net investment loss	(1,604,325)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	28,462,270
Foreign currency transactions	(8,980)
Net realized gain	28,453,290
Net change in unrealized appreciation (depreciation) on:
Investments	(58,574,284)
Net change in unrealized depreciation	(58,574,284)
Net realized and unrealized loss	(30,120,994)
Net decrease in net assets from operations	$(31,725,319)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia Small Cap Growth Fund II

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Operations
Net investment loss	$(1,604,325)	$(2,989,266)
Net realized gain	28,453,290	60,578,029
Net change in unrealized appreciation (depreciation)	(58,574,284)	51,745,305
Net change in net assets resulting from operations	(31,725,319)	109,334,068
Decrease in net assets from share transactions	(25,556,971)	(79,890,367)
Proceeds from regulatory settlement (Note 6)	24,772	76,427
Total increase (decrease) in net assets	(57,257,518)	29,520,128
Net assets at beginning of period	369,957,037	340,436,909
Net assets at end of period	$312,699,519	$369,957,037
Undistributed (excess of distributions over) net investment income	$(1,604,325)	$—

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia Small Cap Growth Fund II

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	190,461	2,359,661	501,743	5,160,391
Redemptions	(966,963)	(11,990,114)	(1,967,790)	(20,070,759)
Net decrease	(776,502)	(9,630,453)	(1,466,047)	(14,910,368)
Class B shares
Subscriptions	—	—	2,064	18,422
Redemptions	(48,972)	(525,271)	(237,996)	(2,096,092)
Net decrease	(48,972)	(525,271)	(235,932)	(2,077,670)
Class C shares
Subscriptions	13,452	152,168	21,187	198,146
Redemptions	(47,096)	(520,446)	(106,855)	(954,620)
Net decrease	(33,644)	(368,278)	(85,668)	(756,474)
Class Z shares
Subscriptions	1,437,274	18,787,523	1,643,660	17,140,701
Redemptions	(2,595,110)	(33,820,492)	(7,440,236)	(79,286,556)
Net decrease	(1,157,836)	(15,032,969)	(5,796,576)	(62,145,855)
Total net decrease	(2,016,954)	(25,556,971)	(7,584,223)	(79,890,367)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Small Cap Growth Fund II

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,								Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007(a)		2006(a)
Class A
Per share data
Net asset value, beginning of period	$12.17		$8.92		$5.99		$10.57		$13.79		$17.56		$15.06
Income from investment operations:
Net investment loss	(0.06)		(0.10)		(0.07)		(0.07)		(0.10)		(0.12)		(0.13)
Net realized and unrealized gain (loss) on investments	(1.08)		3.35		2.99		(4.51)		(0.41)		(0.24	)(d)	4.51
Total from investment operations	(1.14)		3.25		2.92		(4.58)		(0.51)		(0.36)		4.38
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(2.69)		(3.41)		(1.88)
Tax return of capital	—		—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		—		(2.71)		(3.41)		(1.88)
Proceeds from regulatory settlement	0.00	(e)	0.00	(e)	0.01		—		—		—		—
Net asset value, end of period	$11.03		$12.17		$8.92		$5.99		$10.57		$13.79		$17.56
Total return	(9.37	%)(f)	36.43%		48.91%		(43.33%)		(6.45%)		(0.03%)		30.90%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.33	%(h)	1.32	%(i)	1.37	%(i)	1.32	%(i)	1.24	%(h)(i)	1.26%		1.31%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.33	%(h)(k)	1.32	%(i)(k)	1.36	%(i)(k)	1.27	%(i)(k)	1.20	%(h)(i)(k)	1.23	%(k)	1.24	%(l)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.33	%(h)	1.32%		1.37%		1.32%		1.24	%(h)	1.26%		1.31%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.33	%(h)(k)	1.32	%(k)	1.36	%(k)	1.27	%(k)	1.20	%(h)(k)	1.23	%(k)	1.24	%(l)
Net investment loss	(1.02	%)(h)(k)	(1.00	%)(k)	(0.90	%)(k)	(0.80	%)(k)	(0.85	%)(h)(k)	(0.81	%)(k)	(0.84%)
Supplemental data
Net assets, end of period (in thousands)	$123,562		$145,802		$119,894		$90,647		$173,675		$207,258		$150,761
Portfolio turnover	54%		147%		105%		130%		3	%(m)	—		—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		199%		188%		117%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the Columbia Small Cap Growth Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.01%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the net expenses after fees waived or expenses reimbursed would have been 1.30%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Small Cap Growth Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,								Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007(a)		2006(a)
Class B
Per share data
Net asset value, beginning of period	$10.63		$7.85		$5.31		$9.44		$12.49		$16.21		$14.13
Income from investment operations:
Net investment loss	(0.10)		(0.15)		(0.12)		(0.13)		(0.13)		(0.21)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.93)		2.93		2.65		(4.00)		(0.40)		(0.22	)(d)	4.20
Total from investment operations	(1.03)		2.78		2.53		(4.13)		(0.53)		(0.43)		3.96
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(2.50)		(3.29)		(1.88)
Tax return of capital	—		—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		—		(2.52)		(3.29)		(1.88)
Proceeds from regulatory settlement	0.00	(e)	0.00	(e)	0.01		—		—		—		—
Net asset value, end of period	$9.60		$10.63		$7.85		$5.31		$9.44		$12.49		$16.21
Total return	(9.69	%)(f)	35.41%		47.83%		(43.75%)		(7.15%)		(0.69%)		29.92%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09	%(h)	2.07	%(i)	2.12	%(i)	2.07	%(i)	1.99	%(h)(i)	2.01%		2.06%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.09	%(h)(k)	2.07	%(i)(k)	2.11	%(i)(k)	2.02	%(i)(k)	1.95	%(h)(i)(k)	1.98	%(k)	1.99	%(l)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09	%(h)	2.07%		2.12%		2.07%		1.99	%(h)	2.01%		2.06%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.09	%(h)(k)	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(h)(k)	1.98	%(k)	1.99	%(l)
Net investment loss	(1.78	%)(h)(k)	(1.74	%)(k)	(1.66	%)(k)	(1.54	%)(k)	(1.60	%)(h)(k)	(1.58	%)(k)	(1.59%)
Supplemental data
Net assets, end of period (in thousands)	$1,350		$2,016		$3,340		$3,362		$9,184		$13,018		$16,229
Portfolio turnover	54%		147%		105%		130%		3	%(m)	—		—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		199%		188%		117%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the Columbia Small Cap Growth Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.01%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the net expenses after fees waived or expenses reimbursed would have been 2.05%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Small Cap Growth Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,								Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007(a)		2006(a)
Class C
Per share data
Net asset value, beginning of period	$10.89		$8.04		$5.44		$9.67		$12.74		$16.47		$14.33
Income from investment operations:
Net investment loss	(0.10)		(0.16)		(0.12)		(0.13)		(0.17)		(0.21)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.96)		3.01		2.71		(4.10)		(0.38)		(0.23	)(d)	4.26
Total from investment operations	(1.06)		2.85		2.59		(4.23)		(0.55)		(0.44)		4.02
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(2.50)		(3.29)		(1.88)
Tax return of capital	—		—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		—		(2.52)		(3.29)		(1.88)
Proceeds from regulatory settlement	0.00	(e)	0.00	(e)	0.01		—		—		—		—
Net asset value, end of period	$9.83		$10.89		$8.04		$5.44		$9.67		$12.74		$16.47
Total return	(9.73	%)(f)	35.45%		47.79%		(43.74%)		(7.17%)		(0.74%)		29.93%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09	%(h)	2.07	%(i)	2.12	%(i)	2.07	%(i)	1.99	%(h)(i)	2.01%		2.06%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.09	%(h)(k)	2.07	%(i)(k)	2.11	%(i)(k)	2.02	%(i)(k)	1.95	%(h)(i)(k)	1.98	%(k)	1.99	%(l)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09	%(h)	2.07%		2.12%		2.07%		1.99	%(h)	2.01%		2.06%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.09	%(h)(k)	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(h)(k)	1.98	%(k)	1.99	%(l)
Net investment loss	(1.77	%)(h)(k)	(1.75	%)(k)	(1.66	%)(k)	(1.55	%)(k)	(1.60	%)(h)(k)	(1.57	%)(k)	(1.59%)
Supplemental data
Net assets, end of period (in thousands)	$2,041		$2,627		$2,629		$2,081		$3,689		$4,998		$4,452
Portfolio turnover	54%		147%		105%		130%		3	%(m)	—		—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		199%		188%		117%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the Columbia Small Cap Growth Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.01%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the net expenses after fees waived or expenses reimbursed would have been 2.05%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Small Cap Growth Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,								Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)(b)(c)		2007(a)		2006(a)
Class Z
Per share data
Net asset value, beginning of period	$12.78		$9.34		$6.25		$11.01		$14.30		$18.06		$15.40
Income from investment operations:
Net investment loss	(0.05)		(0.08)		(0.06)		(0.05)		(0.07)		(0.08)		(0.10)
Net realized and unrealized gain (loss) on investments	(1.13)		3.52		3.14		(4.71)		(0.44)		(0.23	)(d)	4.64
Total from investment operations	(1.18)		3.44		3.08		(4.76)		(0.51)		(0.31)		4.54
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(2.76)		(3.45)		(1.88)
Tax return of capital	—		—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		—		(2.78)		(3.45)		(1.88)
Proceeds from regulatory settlement	0.00	(e)	0.00	(e)	0.01		—		—		—		—
Net asset value, end of period	$11.60		$12.78		$9.34		$6.25		$11.01		$14.30		$18.06
Total return	(9.23	%)(f)	36.83%		49.44%		(43.23%)		(6.31%)		0.33%		31.26%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.08	%(h)	1.07	%(i)	1.12	%(i)	1.07	%(i)	0.99	%(h)(i)	1.01%		1.06%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.08	%(h)(k)	1.07	%(i)(k)	1.11	%(i)(k)	1.02	%(i)(k)	0.95	%(h)(i)(k)	0.98	%(k)	0.99	%(l)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.08	%(h)	1.07%		1.12%		1.07%		0.99	%(h)	1.01%		1.06%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.08	%(h)(k)	1.07	%(k)	1.11	%(k)	1.02	%(k)	0.95	%(h)(k)	0.98	%(k)	0.99	%(l)
Net investment loss	(0.77	%)(h)(k)	(0.75	%)(k)	(0.65	%)(k)	(0.54	%)(k)	(0.59	%)(h)(k)	(0.56	%)(k)	(0.59%)
Supplemental data
Net assets, end of period (in thousands)	$185,747		$219,512		$214,574		$143,511		$279,900		$378,164		$308,930
Portfolio turnover	54%		147%		105%		130%		3	%(m)	—		—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		199%		188%		117%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the Columbia Small Cap Growth Master Portfolio.

(e)  Rounds to less than $0.01.

(f)  During the six months ended August 31, 2011, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, total return would have been lower by 0.01%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the net expenses after fees waived or expenses reimbursed would have been 1.05%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Notes to Financial Statements – Columbia Small Cap Growth Fund II
August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Effective April 29, 2011, the Fund no longer accepts investments by new investors or new accounts.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The

16

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class

17

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.70% to 0.60% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.70% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.12% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $723.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred

18

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.18
Class C	0.18
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,314 for Class A,

19

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

$556 for Class B and $4 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class Z	1.10

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.10% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $291,747,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,989,000
Unrealized depreciation	(17,225,000)
Net unrealized appreciation	$24,764,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$4,534,789
2018	69,882,820
Total	$74,417,609

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $196,926,876 and $223,868,091, respectively, for the six months ended August 31, 2011.

Note 6. Regulatory Settlements

During the six months ended August 31, 2011, the Fund received payments of $24,772 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

During the year ended February 28, 2011, the Fund received payments of $76,427 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, there were no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Prior to June 27, 2011, the Fund particpated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through June 27, 2011, these credits reduced total expenses by $5.

21

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

Note 9. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2011 one shareholder account owned 44.3% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth

22

Columbia Small Cap Growth Fund II, August 31, 2011 (Unaudited)

Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Growth Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Small Cap Growth Fund II
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1255 C (10/11)

Columbia Small Cap Value Fund II

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Value Fund II

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R	Z
Inception	05/01/02		05/01/02		05/01/02		09/27/10	01/23/06	05/01/02
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–13.34	–18.32	–13.69	–18.00	–13.70	–14.56	–13.18	–13.46	–13.25
1-year	21.99	14.99	21.09	16.09	21.12	20.12	n/a	21.70	22.23
5-year	1.55	0.35	0.76	0.38	0.77	0.77	n/a	1.27	1.78
Life	6.68	6.00	5.87	5.87	5.87	5.87	10.74	6.50	6.94

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I shares, Class R shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Class I shares were initially offered on September 27, 2010.

1The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–13.34%

Class A shares (without sales charge)

–12.99%

Russell 2000 Value Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	12.80
Class B	12.17
Class C	12.16
Class I	12.91
Class R	12.73
Class Z	12.90

Portfolio Breakdown1

as of 08/31/11 (%)
Consumer Discretionary	12.0
Consumer Staples	4.2
Energy	5.7
Financials	29.4
Health Care	7.1
Industrials	15.3
Information Technology	13.5
Materials	5.5
Utilities	4.5
Other[2]	2.8

1 Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2 Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Small Cap Value Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,407.60	1,018.55	7.93	6.65	1.31
Class B	1,000.00	1,000.00	1,403.00	1,014.88	12.32	10.33	2.04
Class C	1,000.00	1,000.00	1,403.40	1,014.83	12.38	10.38	2.05
Class I	1,000.00	1,000.00	1,081.50	1,020.71	4.60	4.47	0.88
Class R	1,000.00	1,000.00	1,406.30	1,017.34	9.38	7.86	1.55
Class Z	1,000.00	1,000.00	1,409.00	1,019.86	6.36	5.33	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.3%
CONSUMER DISCRETIONARY 12.0%
Auto Components 1.3%
Dana Holding Corp.(a)	775,000	$9,881,250
Tower International, Inc.(a)	938,995	13,089,590
Total		22,970,840
Diversified Consumer Services 1.6%
Bridgepoint Education, Inc.(a)(b)	650,000	14,352,000
Stewart Enterprises, Inc., Class A	2,250,000	13,635,000
Total		27,987,000
Hotels, Restaurants & Leisure 1.9%
Domino's Pizza, Inc.(a)	715,000	19,826,950
Texas Roadhouse, Inc.	875,000	12,512,500
Total		32,339,450
Household Durables 1.1%
Helen of Troy Ltd.(a)(c)	600,000	18,012,000
Specialty Retail 5.4%
Express, Inc.	475,000	9,067,750
Finish Line, Inc., Class A (The)	900,000	18,090,000
Genesco, Inc.(a)	325,000	17,231,500
GNC Holdings, Inc., Class A(a)(b)	765,000	18,513,000
Pier 1 Imports, Inc.(a)	900,000	9,612,000
Sonic Automotive, Inc., Class A	875,000	12,145,000
Wet Seal, Inc. (The), Class A(a)	1,325,000	6,678,000
Total		91,337,250
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	230,000	12,118,700
TOTAL CONSUMER DISCRETIONARY		204,765,240
CONSUMER STAPLES 4.2%
Food & Staples Retailing 1.9%
Andersons, Inc. (The)	287,000	11,540,270
Ruddick Corp.	300,000	12,267,000
Winn-Dixie Stores, Inc.(a)	1,100,000	8,481,000
Total		32,288,270
Food Products 1.1%
Dean Foods Co.(a)	1,300,000	11,232,000
Sanderson Farms, Inc.(b)	204,500	8,016,400
Total		19,248,400
Personal Products 1.2%
Nu Skin Enterprises, Inc., Class A(b)	485,000	20,510,650
TOTAL CONSUMER STAPLES		72,047,320
ENERGY 5.7%
Energy Equipment & Services 2.5%
Hornbeck Offshore Services, Inc.(a)(b)	525,000	12,799,500
Key Energy Services, Inc.(a)	1,100,000	15,829,000
Oil States International, Inc.(a)	210,000	13,876,800
Total		42,505,300
Oil, Gas & Consumable Fuels 3.2%
Bill Barrett Corp.(a)	330,000	15,823,500
Knightsbridge Tankers Ltd.(b)(c)	500,000	8,970,000
Patriot Coal Corp.(a)	460,000	6,775,800
Stone Energy Corp.(a)	325,000	8,583,250
Swift Energy Co.(a)	470,000	14,499,500
Total		54,652,050
TOTAL ENERGY		97,157,350

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 29.4%
Capital Markets 1.5%
Apollo Investment Corp.	757,289	$6,883,757
MCG Capital Corp.	1,300,000	6,162,000
Medley Capital Corp.	436,967	4,627,480
Stifel Financial Corp.(a)	250,000	7,520,000
Total		25,193,237
Commercial Banks 10.4%
Comerica, Inc.	386,677	9,895,065
Community Bank System, Inc.(b)	730,000	18,271,900
East West Bancorp, Inc.	790,000	13,185,100
FNB Corp.(b)	1,600,000	14,352,000
Iberiabank Corp.	335,000	16,126,900
Independent Bank Corp.(b)	700,000	16,695,000
Prosperity Bancshares, Inc.	460,000	17,411,000
Sandy Spring Bancorp, Inc.	659,161	10,777,282
Sterling Bancorp(d)	1,725,824	14,807,570
SVB Financial Group(a)	290,849	13,402,322
Texas Capital Bancshares, Inc.(a)	800,000	20,536,000
Umpqua Holdings Corp.	1,250,000	12,212,500
Total		177,672,639
Insurance 4.6%
Alterra Capital Holdings Ltd.(c)	490,000	9,996,000
American Equity Investment Life Holding Co.	890,000	8,989,000
Argo Group International Holdings Ltd.(c)	355,365	9,776,091
Delphi Financial Group, Inc., Class A	570,000	13,782,600
National Financial Partners Corp.(a)(b)	1,150,000	14,697,000
Platinum Underwriters Holdings Ltd.(c)	235,000	7,402,500
Symetra Financial Corp.	1,300,000	13,936,000
Total		78,579,191
Real Estate Investment Trusts (REITs) 11.4%
American Assets Trust, Inc.	800,000	16,096,000
BioMed Realty Trust, Inc.	875,000	16,003,750
Brandywine Realty Trust	1,550,000	15,407,000
Capstead Mortgage Corp.	600,000	7,986,000
CBL & Associates Properties, Inc.	950,000	13,974,500
DuPont Fabros Technology, Inc.(b)	700,000	16,205,000
First Industrial Realty Trust, Inc.(a)	1,300,000	12,272,000
Highwoods Properties, Inc.(b)	490,000	16,052,400
Kilroy Realty Corp.	340,000	12,148,200
LaSalle Hotel Properties	670,000	12,596,000
MFA Financial, Inc.	1,050,000	7,864,500
Mid-America Apartment Communities, Inc.	277,000	19,799,960
Omega Healthcare Investors, Inc.	425,000	7,713,750
U-Store-It Trust	1,950,000	20,943,000
Total		195,062,060
Thrifts & Mortgage Finance 1.5%
Northwest Bancshares, Inc.	1,350,000	16,092,000
Oritani Financial Corp.	709,933	9,335,619
Total		25,427,619
TOTAL FINANCIALS		501,934,746
HEALTH CARE 7.1%
Health Care Equipment & Supplies 2.8%
CONMED Corp.(a)	535,000	12,545,750
Cooper Companies, Inc. (The)	160,000	12,043,200
ICU Medical, Inc.(a)	230,000	9,476,000
Invacare Corp.	557,083	13,993,925
Total		48,058,875

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Providers & Services 4.3%
Centene Corp.(a)	535,000	$17,061,150
Healthspring, Inc.(a)	475,000	18,544,000
Kindred Healthcare, Inc.(a)	950,000	12,293,000
Vanguard Health Systems, Inc.(a)(b)	705,000	9,122,700
WellCare Health Plans, Inc.(a)	348,000	15,948,840
Total		72,969,690
TOTAL HEALTH CARE		121,028,565
INDUSTRIALS 15.4%
Aerospace & Defense 1.2%
Esterline Technologies Corp.(a)	265,000	19,951,850
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	285,000	13,987,800
Airlines 0.9%
Alaska Air Group, Inc.(a)	250,000	14,432,500
Commercial Services & Supplies 4.6%
Cenveo, Inc.(a)	2,300,000	10,166,000
Deluxe Corp.	766,088	16,953,527
Geo Group, Inc. (The)(a)	565,000	12,130,550
Progressive Waste Solutions Ltd.(c)	716,632	16,023,892
TMS International Corp., Class A(a)(d)	936,500	6,902,005
United Stationers, Inc.	530,000	16,716,200
Total		78,892,174
Construction & Engineering 0.7%
EMCOR Group, Inc. (a)	500,000	11,455,000
Electrical Equipment 0.4%
Brady Corp., Class A	267,336	7,351,740
Machinery 1.6%
Gardner Denver, Inc.	70,000	5,515,300
Trinity Industries, Inc.	405,000	11,161,800
Wabash National Corp.(a)	1,900,000	10,811,000
Total		27,488,100
Professional Services 0.8%
CBIZ, Inc.(a)(b)	700,000	4,767,000
Navigant Consulting, Inc.(a)	955,000	9,062,950
Total		13,829,950
Road & Rail 0.9%
Werner Enterprises, Inc.	650,000	15,132,000
Trading Companies & Distributors 3.5%
Houston Wire & Cable Co.(d)	935,000	13,716,450
Textainer Group Holdings Ltd.(c)	660,000	15,648,600
Titan Machinery, Inc.(a)	719,230	19,066,787
United Rentals, Inc.(a)(b)	675,000	11,259,000
Total		59,690,837
TOTAL INDUSTRIALS		262,211,951
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.5%
Ciena Corp.(a)(b)	700,000	8,568,000

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc.	250,000	$14,752,500
Elster Group SE, ADR(a)(b)(c)	1,100,000	18,920,000
Pulse Electronics Corp.	737,297	2,477,318
Rofin-Sinar Technologies, Inc.(a)	423,119	9,769,818
Rogers Corp.(a)	390,000	19,449,300
TTM Technologies, Inc.(a)	540,000	6,031,800
Total		71,400,736
Internet Software & Services 0.6%
Saba Software, Inc.(a)(d)	1,500,000	10,440,000
IT Services 2.1%
Cardtronics, Inc.(a)	825,000	20,427,000
NeuStar, Inc., Class A(a)	610,986	15,274,650
Total		35,701,650
Semiconductors & Semiconductor Equipment 4.2%
Cirrus Logic, Inc.(a)(b)	900,000	13,662,000
Fairchild Semiconductor International, Inc.(a)	820,000	10,873,200
IXYS Corp.(a)	1,100,000	13,200,000
Micrel, Inc.	950,000	9,604,500
Silicon Image, Inc.(a)	1,675,000	8,927,750
Standard Microsystems Corp.(a)	515,056	10,826,477
Ultra Clean Holdings(a)	735,841	4,142,785
Total		71,236,712
Software 1.9%
Ariba, Inc.(a)	485,000	13,158,050
EPIQ Systems, Inc.	771,700	9,661,684
Mentor Graphics Corp.(a)	965,000	10,798,350
Total		33,618,084
TOTAL INFORMATION TECHNOLOGY		230,965,182
MATERIALS 5.5%
Chemicals 1.3%
Rockwood Holdings, Inc.(a)	240,000	12,240,000
Solutia, Inc.(a)	550,000	9,559,000
Total		21,799,000
Containers & Packaging 1.2%
Boise, Inc.	1,423,093	8,837,407
Rock-Tenn Co., Class A	233,000	12,505,110
Total		21,342,517
Metals & Mining 2.1%
Metals U.S.A. Holdings Corp.(a)	950,000	11,846,500
RTI International Metals, Inc.(a)	460,000	12,254,400
Schnitzer Steel Industries, Inc., Class A	245,000	11,157,300
Total		35,258,200
Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc.	252,000	15,114,960
TOTAL MATERIALS		93,514,677
UTILITIES 4.5%
Electric Utilities 1.2%
UIL Holdings Corp.	620,000	21,055,200

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES (cont.)
Gas Utilities 2.5%
New Jersey Resources Corp.	480,600	$22,641,066
South Jersey Industries, Inc.	400,000	20,612,000
Total		43,253,066
Multi-Utilities 0.8%
Avista Corp.	500,000	12,690,000
TOTAL UTILITIES		76,998,266
Total Common Stocks (Cost: $1,461,519,764)		$1,660,623,297
Money Market Fund 2.8%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	47,672,212	$47,672,212
Total Money Market Fund (Cost: $47,672,212)		$47,672,212

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 2.8%
Repurchase Agreements 2.8%
Citibank NA dated 08/31/2011, matures 09/01/2011(f) repurchase price $10,000,025	0.090%	$10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 08/31/2011, matures 09/01/2011(f) repurchase price $5,000,014	0.100%	5,000,000	5,000,000
Natixis Financial Products, Inc.(f) dated 08/31/2011, matures 09/01/2011 repurchase price $5,000,018	0.130%	5,000,000	5,000,000
dated 08/31/2011, matures 09/01/2011 repurchase price $6,000,022	0.130%	6,000,000	6,000,000
UBS Securities LLC dated 08/31/2011, matures 09/01/2011(f) repurchase price $21,634,506	0.080%	21,634,458	21,634,458
Total			47,634,458
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $47,634,458)			$47,634,458
Total Investments (Cost: $1,556,826,434)			$1,755,929,967
Other Assets & Liabilities, Net			(48,719,845)
Net Assets			$1,707,210,122

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2011, security was partially or fully on loan.

(c)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $104,749,083 or 6.14% of net assets.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$117,843,441	$(70,171,229)	$—	$47,672,212	$8,578	$47,672,212
Houston Wire & Cable Co.*	13,343,463	1,139,133	—	—	14,482,596	84,150	13,716,450
Saba Software, Inc.*	—	13,771,636	—	—	13,771,636	—	10,440,000
Sterling Bancorp*	15,818,637	1,687,910	—	—	17,506,547	310,648	14,807,570
TMS International Corp., Class A*	—	12,134,398	—	—	12,134,398	—	6,902,005
Total	$29,162,100	$146,576,518	$(70,171,229)	$—	$105,567,389	$403,376	$93,538,237

*  Issuer was not an affiliate for the entire period ended August 31, 2011.

(e)  The rate shown is the seven-day current annualized yield at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.090%)

Security Description	Value
Fannie Mae Pool	$6,156,084
Freddie Mac Gold Pool	4,043,916
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,598,307
Freddie Mac Gold Pool	696,579
Freddie Mac REMICS	338,904
Ginnie Mae I Pool	2,072,974
Government National Mortgage Association	393,236
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value
Fannie Mae Interest Strip	$1,355,889
Fannie Mae Pool	703,124
Fannie Mae REMICS	1,217,607
Freddie Mac Discount Notes	349,583
Freddie Mac Gold Pool	800,348
Freddie Mac REMICS	468,459
Freddie Mac Strips	142,125
Government National Mortgage Association	62,893
Total Market Value of Collateral Securities	$5,100,028

Natixis Financial Products, Inc. (0.130%)

Security Description	Value
Federal Farm Credit Bank	$999,590
Federal Home Loan Banks	2,730,816
Federal National Mortgage Association	963,517
Freddie Mac Discount Notes	742,065
United States Treasury Note/Bond	684,041
Total Market Value of Collateral Securities	$6,120,029

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$15,645,422
Freddie Mac Gold Pool	6,213,548
Freddie Mac Non Gold Pool	208,177
Total Market Value of Collateral Securities	$22,067,147

Abbreviation Legend

ADR  American Depositary Receipt

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$204,765,240	$—	$—	$204,765,240
Consumer Staples	72,047,320	—	—	72,047,320
Energy	97,157,350	—	—	97,157,350
Financials	501,934,746	—	—	501,934,746
Health Care	121,028,565	—	—	121,028,565
Industrials	262,211,951	—	—	262,211,951
Information Technology	230,965,182	—	—	230,965,182
Materials	93,514,677	—	—	93,514,677
Utilities	76,998,266	—	—	76,998,266
Total Equity Securities	1,660,623,297	—	—	1,660,623,297
Other
Affiliated Money Market Fund(c)	47,672,212	—	—	47,672,212
Investments of Cash Collateral Received for Securities on Loan	—	47,634,458	—	47,634,458
Total Other	47,672,212	47,634,458	—	95,306,670
Total	$1,708,295,509	$47,634,458	$—	$1,755,929,967

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,403,624,587)	$1,614,757,272
Affiliated issuers (identified cost $105,567,389)	93,538,237
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $47,634,458)	47,634,458
Total investments (identified cost $1,556,826,434)	1,755,929,967
Receivable for:
Capital shares sold	2,323,145
Investments sold	2,802,761
Dividends	1,284,951
Total assets	1,762,340,824
Liabilities
Due upon return of securities on loan	47,634,458
Payable for:
Investments purchased	4,512,335
Capital shares purchased	2,515,576
Investment management fees	34,423
Distribution and service fees	4,457
Transfer agent fees	139,513
Administration fees	3,463
Chief compliance officer expenses	333
Other expenses	286,144
Total liabilities	55,130,702
Net assets applicable to outstanding capital stock	$1,707,210,122

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,657,583,538
Undistributed net investment income	1,419,206
Accumulated net realized loss	(150,896,155)
Unrealized appreciation (depreciation) on:
Investments	199,103,533
Total — representing net assets applicable to outstanding capital stock	$1,707,210,122
*Value of securities on loan	$45,718,837
Net assets applicable to outstanding shares
Class A	$530,691,512
Class B	$2,282,661
Class C	$17,818,388
Class I	$23,475,235
Class R	$20,778,255
Class Z	$1,112,164,071
Shares outstanding
Class A	41,463,591
Class B	187,535
Class C	1,464,978
Class I	1,817,722
Class R	1,632,580
Class Z	86,193,077
Net asset value per share
Class A(a)	$12.80
Class B	$12.17
Class C	$12.16
Class I	$12.91
Class R	$12.73
Class Z	$12.90

(a)  The maximum offering price per share for Class A is $13.58. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Small Cap Value Fund II

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,866,813
Dividends — affiliated issuers	403,376
Interest	5,323
Foreign taxes withheld	(26,873)
Total income	12,248,639
Expenses:
Investment management fees	6,371,462
Distribution fees
Class B	10,514
Class C	79,983
Class R	63,486
Service fees
Class B	3,508
Class C	26,663
Distribution and service fees—Class A	714,529
Transfer agent fees
Class A	579,247
Class B	2,907
Class C	21,951
Class R	26,705
Class Z	1,255,975
Administration fees	1,266,209
Compensation of board members	32,965
Pricing and bookkeeping fees	59,231
Custodian fees	24,318
Printing and postage fees	164,585
Registration fees	64,650
Professional fees	44,010
Chief compliance officer expenses	591
Other	15,944
Total expenses	10,829,433
Net investment income	1,419,206
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	39,918,648
Foreign currency transactions	2,689
Net realized gain	39,921,337
Net change in unrealized appreciation (depreciation) on:
Investments	(298,110,980)
Net change in unrealized depreciation	(298,110,980)
Net realized and unrealized loss	(258,189,643)
Net decrease in net assets from operations	$(256,770,437)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Small Cap Value Fund II

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$1,419,206	$2,149,035
Net realized gain	39,921,337	151,426,198
Net change in unrealized appreciation (depreciation)	(298,110,980)	338,087,442
Net change in net assets resulting from operations	(256,770,437)	491,662,675
Distributions to shareholders from:
Net investment income
Class A	—	(891,307)
Class I	—	(13,012)
Class Z	—	(4,044,374)
Total distributions to shareholders	—	(4,948,693)
Increase in net assets from share transactions	38,323,943	22,716,511
Total increase (decrease) in net assets	(218,446,494)	509,430,493
Net assets at beginning of period	1,925,656,616	1,416,226,123
Net assets at end of period	$1,707,210,122	$1,925,656,616
Undistributed net investment income	$1,419,206	$—

(a)  Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Small Cap Value Fund II

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	9,010,520	124,531,454	17,064,975	208,171,695
Distributions reinvested	—	—	59,530	804,823
Redemptions	(5,850,891)	(82,794,099)	(16,377,823)	(206,729,842)
Net increase	3,159,629	41,737,355	746,682	2,246,676
Class B shares
Subscriptions	109	1,563	398	5,333
Redemptions	(31,952)	(435,673)	(66,707)	(769,319)
Net decrease	(31,843)	(434,110)	(66,309)	(763,986)
Class C shares
Subscriptions	16,780	229,956	44,522	522,687
Redemptions	(207,085)	(2,824,749)	(614,679)	(7,073,611)
Net decrease	(190,305)	(2,594,793)	(570,157)	(6,550,924)
Class I shares
Subscriptions	846,599	12,354,839	2,146,515	29,206,217
Distributions reinvested	—	—	956	12,997
Redemptions	(1,005,774)	(14,807,446)	(170,574)	(2,419,814)
Net increase (decrease)	(159,175)	(2,452,607)	1,976,897	26,799,400
Class R shares
Subscriptions	313,888	4,506,656	697,476	8,498,927
Redemptions	(547,701)	(7,813,337)	(897,871)	(11,067,717)
Net decrease	(233,813)	(3,306,681)	(200,395)	(2,568,790)
Class Z shares
Subscriptions	11,147,412	159,738,905	26,926,886	329,536,996
Distributions reinvested	—	—	208,130	2,832,654
Redemptions	(10,806,392)	(154,364,126)	(26,932,907)	(328,815,515)
Net increase	341,020	5,374,779	202,109	3,554,135
Total net increase	2,885,513	38,323,943	2,088,827	22,716,511

(a)  Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Small Cap Value Fund II

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions.Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class A
Per share data
Net asset value, beginning of period	$14.77		$11.05		$6.74		$12.21		$13.86		$14.12		$12.52
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.00	(b)	0.04		0.11		0.06		0.03		0.04
Net realized and unrealized gain (loss)	(1.97)		3.74		4.32		(5.47)		(1.21)		0.65		2.98
Total from investment operations	(1.97)		3.74		4.36		(5.36)		(1.15)		0.68		3.02
Less distributions to shareholders from:
Net investment income	—		(0.02)		(0.04)		(0.11)		(0.05)		(0.01)		(0.03)
Net realized gains	—		—		—		—		(0.45)		(0.93)		(1.39)
Tax return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	—		(0.02)		(0.05)		(0.11)		(0.50)		(0.94)		(1.42)
Net asset value, end of period	$12.80		$14.77		$11.05		$6.74		$12.21		$13.86		$14.12
Total return	(13.34%)		33.89%		64.73%		(44.03%)		(8.74%)		5.49%		26.14%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.31	%(d)	1.36%		1.32%		1.28%		1.26%		1.27	%(d)	1.23%
Net expenses after fees waived or expenses reimbursed	1.31	%(d)(e)	1.35	%(e)(f)	1.32	%(f)	1.28	%(f)	1.26	%(f)	1.27	%(d)(f)	1.23	%(f)
Net investment income (loss)	(0.01	%)(d)	(0.01	%)(f)	0.44	%(f)	1.05	%(f)	0.46	%(f)	0.25	%(d)(f)	0.33	%(f)
Supplemental data
Net assets, end of period (in thousands)	$530,692		$565,730		$414,901		$235,871		$368,060		$118,549		$8,646
Portfolio turnover	20%		60%		70%		56%		41%		61%		80%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Small Cap Value Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class B
Per share data
Net asset value, beginning of period	$14.10		$10.61		$6.49		$11.74		$13.41		$13.76		$12.28
Income from investment operations:
Net investment income (loss)	(0.05)		(0.09)		(0.03)		0.03		(0.04)		(0.06)		(0.05)
Net realized and unrealized gain (loss)	(1.88)		3.58		4.15		(5.24)		(1.18)		0.64		2.90
Total from investment operations	(1.93)		3.49		4.12		(5.21)		(1.22)		0.58		2.85
Less distributions to shareholders from:
Net investment income	—		—		—		(0.04)		—		—		—
Net realized gains	—		—		—		—		(0.45)		(0.93)		(1.37)
Total distributions to shareholders	—		—		—		(0.04)		(0.45)		(0.93)		(1.37)
Net asset value, end of period	$12.17		$14.10		$10.61		$6.49		$11.74		$13.41		$13.76
Total return	(13.69%)		32.89%		63.48%		(44.46%)		(9.49%)		4.82%		25.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.04	%(c)	2.11%		2.07%		2.03%		2.01%		2.02	%(c)	1.98%
Net expenses after fees waived or expenses reimbursed	2.04	%(c)(e)	2.10	%(d)(e)	2.07	%(d)	2.03	%(d)	2.01	%(d)	2.02	%(c)(d)	1.98	%(d)
Net investment income (loss)	(0.76	%)(c)	(0.77	%)(d)	(0.29	%)(d)	0.29	%(d)	(0.28	%)(d)	(0.53	%)(c)(d)	(0.43	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2,283		$3,093		$3,031		$2,373		$5,248		$3,746		$2,158
Portfolio turnover	20%		60%		70%		56%		41%		61%		80%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2006, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Small Cap Value Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class C
Per share data
Net asset value, beginning of period	$14.09		$10.60		$6.49		$11.73		$13.40		$13.75		$12.27
Income from investment operations:
Net investment income (loss)	(0.05)		(0.09)		(0.02)		0.03		(0.04)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	(1.88)		3.58		4.13		(5.23)		(1.18)		0.64		2.89
Total from investment operations	(1.93)		3.49		4.11		(5.20)		(1.22)		0.58		2.85
Less distributions to shareholders from:
Net investment income	—		—		—		(0.04)		—		—		—
Net realized gains	—		—		—		—		(0.45)		(0.93)		(1.37)
Total distributions to shareholders	—		—		—		(0.04)		(0.45)		(0.93)		(1.37)
Net asset value, end of period	$12.16		$14.09		$10.60		$6.49		$11.73		$13.40		$13.75
Total return	(13.70%)		32.92%		63.33%		(44.41%)		(9.49%)		4.83%		25.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.05	%(c)	2.11%		2.07%		2.03%		2.01%		2.02	%(c)	1.98%
Net expenses after fees waived or expenses reimbursed	2.05	%(c)(e)	2.10	%(d)(e)	2.07	%(d)	2.03	%(d)	2.01	%(d)	2.02	%(c)(d)	1.98	%(d)
Net investment income (loss)	(0.76	%)(c)	(0.77	%)(d)	(0.27	%)(d)	0.29	%(d)	(0.29	%)(d)	(0.49	%)(c)(d)	(0.32	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$17,818		$23,321		$23,588		$22,159		$46,303		$17,032		$1,671
Portfolio turnover	20%		60%		70%		56%		41%		61%		80%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Small Cap Value Fund II

	Six months ended Aug 31, 2011 (Unaudited)		Year ended Feb 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$14.87		$11.72
Income from investment operations:
Net investment income (loss)	0.03		(0.01)
Net realized and unrealized gain (loss)	(1.99)		3.23
Total from investment operations	(1.96)		3.22
Less distributions to shareholders from:
Net investment income	—		(0.07)
Net asset value, end of period	$12.91		$14.87
Total return	(13.18%)		27.55%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88	%(c)	0.92	%(c)
Net expenses after fees waived or expenses reimbursed	0.88	%(c)(d)	0.92	%(c)(e)
Net investment income (loss)(c)	0.47	%(c)	(0.12	%)(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$23,475		$29,390
Portfolio turnover	20%		60%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Small Cap Value Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class R
Per share data
Net asset value, beginning of period	$14.71		$11.01		$6.72		$12.17		$13.83		$14.11		$12.93
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		0.02		0.09		0.03		(0.00	)(b)	0.00	(b)
Net realized and unrealized gain (loss)	(1.96)		3.73		4.30		(5.45)		(1.22)		0.65		1.18
Total from investment operations	(1.98)		3.70		4.32		(5.36)		(1.19)		0.65		1.18
Less distributions to shareholders from:
Net investment income	—		—		(0.03)		(0.09)		(0.02)		—		—
Net realized gains	—		—		—		—		(0.45)		(0.93)		—
Tax return of capital	—		—		(0.00	)(b)	—		—		—		—
Total distributions to shareholders	—		—		(0.03)		(0.09)		(0.47)		(0.93)		—
Net asset value, end of period	$12.73		$14.71		$11.01		$6.72		$12.17		$13.83		$14.11
Total return	(13.46%)		33.61%		64.32%		(44.18%)		(9.03%)		5.22%		9.13%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.55	%(d)	1.61%		1.57%		1.53%		1.51%		1.52	%(d)	1.36%
Net expenses after fees waived or expenses reimbursed	1.55	%(d)(e)	1.60	%(e)(f)	1.57	%(f)	1.53	%(f)	1.51	%(f)	1.52	%(d)(f)	1.36	%(f)
Net investment income (loss)	(0.27	%)(d)	(0.26	%)(f)	0.20	%(f)	0.82	%(f)	0.20	%(f)	(0.02	%)(d)(f)	0.03	%(f)
Supplemental data
Net assets, end of period (in thousands)	$20,778		$27,450		$22,755		$14,765		$13,851		$1,727		$11
Portfolio turnover	20%		60%		70%		56%		41%		61%		80%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Small Cap Value Fund II

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended Feb. 28,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007(a)		2006
Class Z
Per share data
Net asset value, beginning of period	$14.87		$11.11		$6.78		$12.29		$13.95		$14.21		$12.60
Income from investment operations:
Net investment income	0.02		0.03		0.07		0.14		0.10		0.06		0.07
Net realized and unrealized gain (loss)	(1.99)		3.78		4.33		(5.51)		(1.23)		0.67		3.00
Total from investment operations	(1.97)		3.81		4.40		(5.37)		(1.13)		0.73		3.07
Less distributions to shareholders from:
Net investment income	—		(0.05)		(0.06)		(0.14)		(0.08)		(0.06)		(0.06)
Net realized gains	—		—		—		—		(0.45)		(0.93)		(1.40)
Tax return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	—		(0.05)		(0.07)		(0.14)		(0.53)		(0.99)		(1.46)
Net asset value, end of period	$12.90		$14.87		$11.11		$6.78		$12.29		$13.95		$14.21
Total return	(13.25%)		34.31%		64.94%		(43.87%)		(8.55%)		5.77%		26.43%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.05	%(c)	1.11%		1.07%		1.03%		1.01%		1.02	%(c)	0.98%
Net expenses after fees waived or expenses reimbursed	1.05	%(c)(e)	1.10	%(d)(e)	1.07	%(d)	1.03	%(d)	1.01	%(d)	1.02	%(c)(d)	0.98	%(d)
Net investment income	0.24	%(c)	0.23	%(d)	0.68	%(d)	1.33	%(d)	0.71	%(d)	0.47	%(c)(d)	0.56	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,112,164		$1,276,673		$951,951		$540,951		$654,658		$393,160		$238,856
Portfolio turnover	20%		60%		70%		56%		41%		41%		80%

Notes to Financial Highlights

(a)  For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Notes to Financial Statements – Columbia Small Cap Value Fund II

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing

20

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

21

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.70% to 0.60% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.68% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.50% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.14% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 25, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 25, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee

22

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $2,074.

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75% of the average daily net assets attributable to

23

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

Class B and Class C shares and 0.50% of the average daily net assets attributable to Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,209 for Class A, $2,764 for Class B and $25 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.90
Class R	1.56
Class Z	1.06

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class I	0.95
Class R	1.60
Class Z	1.10

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,556,826,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$287,271,000
Unrealized depreciation	(88,167,000)
Net unrealized appreciation	$199,104,000

24

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$186,779,398

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $419,299,294 and $380,056,206, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 25, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $45,718,837 were on loan, secured by cash collateral of $47,634,458 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 25, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 25, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on

25

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 25, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective July 25, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011, one shareholder account owned 17.6% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 25, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009,

26

Columbia Small Cap Value Fund II, August 31, 2011 (Unaudited)

defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

27

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Value Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Small Cap Value Fund II
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1225 C (10/11)

Columbia Large Cap Enhanced Core Fund

Semiannual Report for the Period Ended August 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual

Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Large Cap Enhanced Core Fund

Average annual total return as of 08/31/11 (%)

Share class	A	I	R	Y	Z
Inception	07/31/96	09/27/10	01/23/06	07/15/09	07/31/96
6-month (cumulative)	–5.70	–5.57	–5.82	–5.57	–5.67
1-year	19.63	n/a	19.38	20.07	19.85
5-year	0.38	n/a	0.15	0.69	0.62
10-year/Life	2.73	10.15	2.58	3.01	2.99
Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares, Class R shares, Class Y shares and Class Z shares, each sold at net asset value (NAV), have limited eligibility and the investment minimum requirements may vary. The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee. The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. Only eligible investors may purchase Class R shares, Class Y shares and Class Z shares of the fund, directly or by exchange. Please see the fund’s prospectuses for details.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–5.70% Class A shares

–7.23% S&P 500 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	12.05
Class I	12.03
Class R	12.03
Class Y	12.03
Class Z	12.02

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.03
Class I	0.04
Class R	0.03
Class Y	0.04
Class Z	0.04

Portfolio Breakdown[1]

as of 08/31/11 (%)
Consumer Discretionary	10.3
Consumer Staples	11.1
Energy	12.3
Financials	13.7
Health Care	11.7
Industrials	10.3
Information Technology	18.1
Materials	3.5
Telecommunication Services	3.1
Utilities	3.5
Other[2]	2.4
[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

[2]	Cash & Cash Equivalents.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Large Cap Enhanced Core Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund’s annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	943.00	1,020.36	4.64	4.82	0.95
Class I	1,000.00	1,000.00	944.30	1,022.17	2.88	3.00	0.59
Class R	1,000.00	1,000.00	941.80	1,019.10	5.86	6.09	1.20
Class Y	1,000.00	1,000.00	944.30	1,022.22	2.83	2.95	0.58
Class Z	1,000.00	1,000.00	943.30	1,021.62	3.42	3.56	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.4%
Consumer Discretionary 10.3%
Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A(a)	67,600	$3,165,370
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	2,100	189,966
Yum! Brands, Inc.	22,600	1,228,762

Total		1,418,728
Internet & Catalog Retail 1.0%
priceline.com, Inc.(a)	6,100	3,277,286
Media 3.2%
Comcast Corp., Class A	179,500	3,861,045
DIRECTV, Class A(a)	83,950	3,691,282
McGraw-Hill Companies, Inc. (The)	15,300	644,283
Time Warner Cable, Inc.	28,500	1,866,750

Total		10,063,360
Specialty Retail 3.5%
AutoZone, Inc.(a)	10,500	3,223,500
GameStop Corp., Class A(a)(b)	2,500	59,825
Gap, Inc. (The)(b)	40,500	669,060
Limited Brands, Inc.	67,100	2,532,354
Ross Stores, Inc.	32,000	2,448,800
TJX Companies, Inc.	35,100	1,917,162

Total		10,850,701
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	39,200	2,203,824
Ralph Lauren Corp.	8,200	1,124,302

Total		3,328,126
Total Consumer Discretionary		32,103,571
Consumer Staples 11.1%
Beverages 1.5%
Coca-Cola Co. (The)	31,700	2,233,265
Coca-Cola Enterprises, Inc.	91,500	2,527,230

Total		4,760,495
Food & Staples Retailing 3.8%
Kroger Co. (The)	118,700	2,796,572
Safeway, Inc.	11,100	203,463
Wal-Mart Stores, Inc.	107,750	5,733,377
Walgreen Co.	83,550	2,941,796

Total		11,675,208
Food Products 1.5%
Campbell Soup Co.(b)	80,000	2,549,600
Hershey Co. (The)	37,700	2,211,105

Total		4,760,705
Household Products 1.1%
Kimberly-Clark Corp.	22,250	1,538,810
Procter & Gamble Co. (The)	30,150	1,919,952

Total		3,458,762
Tobacco 3.2%
Altria Group, Inc.	15,150	411,928
Lorillard, Inc.	30,400	3,387,168

Issuer	Shares	Value
Common Stocks (continued)
Consumer Staples (cont.)
Tobacco (cont.)
Philip Morris International, Inc.	90,700	$6,287,324

Total		10,086,420
Total Consumer Staples		34,741,590
Energy 12.3%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc.(b)	27,300	1,739,829
Halliburton Co.	3,100	137,547
National Oilwell Varco, Inc.	51,850	3,428,322

Total		5,305,698
Oil, Gas & Consumable Fuels 10.6%
Apache Corp.	34,000	3,504,380
Chevron Corp.	83,500	8,258,985
ConocoPhillips	62,300	4,240,761
Devon Energy Corp.	26,850	1,821,235
Exxon Mobil Corp.	95,594	7,077,780
Marathon Oil Corp.	104,900	2,823,908
Tesoro Corp.(a)(b)	111,400	2,680,284
Valero Energy Corp.	124,300	2,824,096

Total		33,231,429
Total Energy		38,537,127
Financials 13.6%
Capital Markets 1.9%
Franklin Resources, Inc.	29,350	3,519,652
T Rowe Price Group, Inc.	42,800	2,288,944

Total		5,808,596
Commercial Banks 1.0%
KeyCorp	80,800	536,512
Wells Fargo & Co.	102,800	2,683,080

Total		3,219,592
Consumer Finance 1.8%
Capital One Financial Corp.(b)	59,450	2,737,673
Discover Financial Services	111,450	2,804,082

Total		5,541,755
Diversified Financial Services 4.2%
Citigroup, Inc.	92,625	2,876,006
JPMorgan Chase & Co.	191,400	7,188,984
Leucadia National Corp.	39,800	1,179,274
Moody’s Corp.(b)	57,900	1,785,057

Total		13,029,321
Insurance 2.9%
Aflac, Inc.	73,900	2,787,508
Berkshire Hathaway, Inc., Class B(a)	6,000	438,000
Hartford Financial Services Group, Inc.	57,150	1,093,851
Lincoln National Corp.	93,700	1,944,275
Prudential Financial, Inc.	59,300	2,977,453

Total		9,241,087
Real Estate Investment Trusts (REITs) 1.8%
Public Storage	14,300	1,769,339
Simon Property Group, Inc.	33,750	3,965,625

Total		5,734,964

The accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Real Estate Management & Development — %
CB Richard Ellis Group, Inc., Class A(a)	2,900	$43,964
Total Financials		42,619,279
Health Care 11.7%
Biotechnology 1.4%
Amgen, Inc.	46,700	2,587,413
Gilead Sciences, Inc.(a)	40,950	1,633,291

Total		4,220,704
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	66,100	3,700,278
Health Care Providers & Services 1.8%
AmerisourceBergen Corp.	9,200	364,136
Humana, Inc.	10,600	822,984
UnitedHealth Group, Inc.	94,500	4,490,640

Total		5,677,760
Pharmaceuticals 7.3%
Abbott Laboratories	81,900	4,300,569
Bristol-Myers Squibb Co.	111,000	3,302,250
Eli Lilly & Co.	109,100	4,092,341
Johnson & Johnson	30,600	2,013,480
Merck & Co., Inc.	73,400	2,431,008
Pfizer, Inc.	354,200	6,722,716

Total		22,862,364
Total Health Care		36,461,106
Industrials 10.3%
Aerospace & Defense 3.6%
General Dynamics Corp.	46,800	2,998,944
L-3 Communications Holdings, Inc.	13,000	881,660
Lockheed Martin Corp.	30,200	2,240,538
Northrop Grumman Corp.	6,500	355,030
Raytheon Co.	23,450	1,013,744
United Technologies Corp.	51,850	3,849,862

Total		11,339,778
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	48,350	3,258,307
Commercial Services & Supplies 1.5%
Pitney Bowes, Inc.(b)	122,500	2,487,975
RR Donnelley & Sons Co.(b)	151,275	2,306,944

Total		4,794,919
Electrical Equipment 0.5%
Emerson Electric Co.	36,200	1,685,110
Industrial Conglomerates 3.1%
General Electric Co.(c)	423,750	6,911,362
Tyco International Ltd.(d)	68,150	2,833,677

Total		9,745,039
Professional Services 0.5%
Dun & Bradstreet Corp.	21,000	1,404,690
Total Industrials		32,227,843
Information Technology 18.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	55,550	871,024
QUALCOMM, Inc.	13,400	689,564

Total		1,560,588

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Computers & Peripherals 6.0%
Apple, Inc.(a)	33,300	$12,814,839
Dell, Inc.(a)	197,600	2,937,324
Hewlett-Packard Co.	68,700	1,788,261
Western Digital Corp.(a)	37,100	1,094,079

Total		18,634,503
Internet Software & Services 0.3%
Google, Inc., Class A(a)	1,750	946,680
IT Services 2.9%
International Business Machines Corp.	51,100	8,784,601
Mastercard, Inc., Class A	1,200	395,652

Total		9,180,253
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	288,800	5,813,544
Novellus Systems, Inc.(a)(b)	45,300	1,267,041
Teradyne, Inc.(a)(b)	93,800	1,134,980
Texas Instruments, Inc.	119,950	3,143,890

Total		11,359,455
Software 4.7%
BMC Software, Inc.(a)	60,600	2,460,966
Microsoft Corp.(c)	323,600	8,607,760
Oracle Corp.	99,250	2,785,947
Symantec Corp.(a)	52,600	902,090

Total		14,756,763
Total Information Technology		56,438,242
Materials 3.5%
Chemicals 1.8%
CF Industries Holdings, Inc.	9,800	1,791,636
Eastman Chemical Co.	32,350	2,676,316
PPG Industries, Inc.	14,500	1,110,555

Total		5,578,507
Metals & Mining 1.7%
Cliffs Natural Resources, Inc.	19,100	1,582,435
Freeport-McMoRan Copper & Gold, Inc.	77,400	3,648,636

Total		5,231,071
Total Materials		10,809,578
Telecommunication Services 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	166,250	4,734,800
Verizon Communications, Inc.	139,500	5,045,715

Total		9,780,515
Total Telecommunication Services		9,780,515
Utilities 3.5%
Electric Utilities 1.7%
Entergy Corp.	24,000	1,565,040
Exelon Corp.	86,800	3,742,816

Total		5,307,856
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)(a)	226,500	2,459,790

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Utilities (cont.)
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.	97,800	$3,337,914
Total Utilities		11,105,560
Total Common Stocks
(Cost: $228,658,328)		$304,824,411

Money Market Fund 2.4%
Columbia Short-Term Cash Fund, 0.139%(e)(f)	7,397,618	7,397,618
Total Money Market Fund
(Cost: $7,397,618)		$7,397,618

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 2.7%
Repurchase Agreements 2.7%
Pershing LLC dated 08/31/11, matures 09/01/11, repurchase price $3,000,018(g)
	0.220%	$3,000,000	$3,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $5,549,089(g)
	0.080%	5,549,076	5,549,076

Total			8,549,076
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $8,549,076)			$8,549,076
Total Investments
(Cost: $244,605,022)			$320,771,105
Other Assets & Liabilities, Net			(7,821,045)
Net Assets			$312,950,060

Futures Contracts Outstanding at August 31, 2011

Contract Description	Number of Contracts Long	Notional Market Value	Expiration Date	Unrealized Appreciation
S&P 500 Sep 11	29	$8,828,325	September 2011	$410,637

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At August 31, 2011, security was partially or fully on loan.

(c)	At August 31, 2011, investments in securities included securities valued at $4,105,955 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $2,833,677 or 0.91% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2011.

(f)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$24,775,814	$(17,378,196)	$—	$7,397,618	$1,424	$7,397,618

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.220%)

Security Description	Value
Fannie Mae Pool	$131,996
Fannie Mae REMICS	877,985
Fannie Mae Whole Loan	7,585
Freddie Mac REMICS	1,896,341
Government National Mortgage Association	146,093
Total Market Value of Collateral Securities	$3,060,000

UBS Securities LLC (0.080%)
Security Description	Value
Fannie Mae Pool	$4,012,933
Freddie Mac Gold Pool	1,593,729
Freddie Mac Non Gold Pool	53,396
Total Market Value of Collateral Securities	$5,660,058

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$32,103,571	$—	$—	$32,103,571
Consumer Staples	34,741,590	—	—	34,741,590
Energy	38,537,127	—	—	38,537,127
Financials	42,619,279	—	—	42,619,279
Health Care	36,461,106	—	—	36,461,106
Industrials	32,227,843	—	—	32,227,843
Information Technology	56,438,242	—	—	56,438,242
Materials	10,809,578	—	—	10,809,578
Telecommunication Services	9,780,515	—	—	9,780,515
Utilities	11,105,560	—	—	11,105,560
Total Equity Securities	304,824,411	—	—	304,824,411
Other
Affiliated Money Market Fund(c)	7,397,618	—	—	7,397,618
Investments of Cash Collateral Received for Securities on Loan	—	8,549,076	—	8,549,076
Total Other	7,397,618	8,549,076	—	15,946,694
Investments in Securities	312,222,029	8,549,076	—	320,771,105
Derivatives(d)
Assets
Futures Contracts	410,637	—	—	410,637
Total	$312,632,666	$8,549,076	$—	$321,181,742

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $228,658,328)	$304,824,411
Affiliated issuers (identified cost $7,397,618)	7,397,618
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $8,549,076)	8,549,076
Total investments (identified cost $244,605,022)	320,771,105
Receivable for:
Capital shares sold	120,104
Dividends	1,004,708
Interest	1,859
Variation margin on futures contracts	93,525
Expense reimbursement due from Investment Manager	1,606
Total assets	321,992,907

Liabilities
Due upon return of securities on loan	8,549,076
Payable for:
Capital shares purchased	138,753
Investment management fees	4,187
Distribution and service fees	79
Transfer agent fees	42,870
Administration fees	513
Other expenses	307,369
Total liabilities	9,042,847
Net assets applicable to outstanding capital stock	$312,950,060

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$401,335,625
Undistributed net investment income	2,466,396
Accumulated net realized loss	(167,428,681)
Unrealized appreciation (depreciation) on:
Investments	76,166,083
Futures contracts	410,637
Total — representing net assets applicable to outstanding capital stock	$312,950,060
*Value of securities on loan	$8,389,493
Net assets applicable to outstanding shares
Class A	$11,170,245
Class I	$10,381,169
Class R	$175,570
Class Y	$2,803,807
Class Z	$288,419,269
Shares outstanding
Class A	927,165
Class I	862,776
Class R	14,595
Class Y	233,048
Class Z	23,992,402
Net asset value per share
Class A	$12.05
Class I	$12.03
Class R	$12.03
Class Y	$12.03
Class Z	$12.02

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Large Cap Enhanced Core Fund

Six Months Ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$3,785,184
Interest	397
Dividends from affiliates	1,424
Income from securities lending — net	2,860
Total income	3,789,865
Expenses:
Investment management fees	815,729
Distribution fees
Class R	459
Distribution and service fees — Class A	14,976
Transfer agent fees
Class A	12,209
Class R	188
Class Y	29
Class Z	334,036
Administration fees	213,423
Compensation of board members	11,897
Pricing and bookkeeping fees	30,316
Custodian fees	8,674
Printing and postage fees	42,861
Registration fees	33,625
Professional fees	39,943
Line of credit interest expense	662
Chief compliance officer expenses	85
Other	7,316
Total expenses	1,566,428
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(312,929)
Total net expenses	1,253,499
Net investment income	2,536,366

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	30,313,925
Futures contracts	165,726
Net realized gain	30,479,651
Net change in unrealized appreciation (depreciation) on:
Investments	(52,785,386)
Futures contracts	421,773
Net change in unrealized depreciation	(52,363,613)
Net realized and unrealized loss	(21,883,962)
Net decrease in net assets from operations	$(19,347,596)

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Large Cap Enhanced Core Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)

Operations
Net investment income	$2,536,366	$6,681,777
Net realized gain	30,479,651	67,285,135
Net change in unrealized appreciation (depreciation)	(52,363,613)	11,901,803
Net change in net assets resulting from operations	(19,347,596)	85,868,715
Distributions to shareholders from:
Net investment income
Class A	(29,169)	(142,166)
Class I	(25,365)	(38)
Class R	(373)	(1,179)
Class Y	(9,014)	(458,353)
Class Z	(933,696)	(5,796,706)
Total distributions to shareholders	(997,617)	(6,398,442)
Decrease in net assets from share transactions	(83,350,707)	(187,436,361)
Total decrease in net assets	(103,695,920)	(107,966,088)
Net assets at beginning of period	416,645,980	524,612,068
Net assets at end of period	$312,950,060	$416,645,980
Undistributed net investment income	$2,466,396	$927,647

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Large Cap Enhanced Core Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	64,389	814,812	96,908	1,096,367
Distributions reinvested	1,038	12,932	5,732	67,413
Redemptions	(91,744)	(1,143,560)	(300,096)	(3,370,740)
Net decrease	(26,317)	(315,816)	(197,456)	(2,206,960)
Class I shares
Subscriptions	543,531	6,370,694	713,340	8,467,866
Distributions reinvested	2,041	25,356	—	—
Redemptions	(267,100)	(3,474,522)	(129,036)	(1,587,814)
Net increase	278,472	2,921,528	584,304	6,880,052
Class R shares
Subscriptions	1,470	18,691	5,935	72,269
Distributions reinvested	30	373	99	1,179
Redemptions	(569)	(7,091)	(2,786)	(31,414)
Net increase	931	11,973	3,248	42,034
Class Y shares
Subscriptions	722	8,970	21,371	229,000
Distributions reinvested	4	44	24,439	287,432
Redemptions	(2,238,408)	(27,866,198)	(3,213,455)	(35,542,959)
Net decrease	(2,237,682)	(27,857,184)	(3,167,645)	(35,026,527)
Class Z shares
Subscriptions	509,475	6,397,772	1,788,867	19,995,993
Distributions reinvested	1,537	19,068	30,932	363,005
Redemptions	(5,105,699)	(64,528,048)	(15,463,550)	(177,483,958)
Net decrease	(4,594,687)	(58,111,208)	(13,643,751)	(157,124,960)
Total net decrease	(6,579,283)	(83,350,707)	(16,421,300)	(187,436,361)

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Large Cap Enhanced Core Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28,			Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)	Year ended March 31, 2006
		2011	2010	2009
Class A
Per share data
Net asset value, beginning of period	$12.81	$10.73	$7.24	$12.91	$14.58	$14.13	$13.41
Income from investment operations:
Net investment income	0.08	0.14	0.13	0.18	0.19	0.16	0.17
Net realized and unrealized gain (loss)	(0.81)	2.08	3.52	(5.69)	(0.85)	1.24	1.42
Total from investment operations	(0.73)	2.22	3.65	(5.51)	(0.66)	1.40	1.59
Less distributions to shareholders from:
Net investment income	(0.03)	(0.14)	(0.16)	(0.16)	(0.15)	(0.14)	(0.15)
Net realized gains	—	—	—	—	(0.86)	(0.81)	(0.72)
Total distributions to shareholders	(0.03)	(0.14)	(0.16)	(0.16)	(1.01)	(0.95)	(0.87)
Proceeds from regulatory settlement	—	—	0.00 (b)	—	—	—	—
Net asset value, end of period	$12.05	$12.81	$10.73	$7.24	$12.91	$14.58	$14.13
Total return	(5.70%)	20.84%	50.49%	(42.89% )	(5.29% )	10.56%	12.35%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.13%(d)(e)	0.96%(e)	0.92%(e)	0.82%(e)	0.79%	0.83%(d)	0.90%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.95%(d)(e)	0.95%(e)(g)	0.89%(e)(g)	0.75%(e)(g)	0.75%(g)	0.75%(d)(g)	0.75%(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.13%(d)	0.96%	0.92%	0.82%	0.79%	0.83%(d)	0.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.95%(d)	0.95%(g)	0.89%(g)	0.75%(g)	0.75%(g)	0.75%(d)(g)	0.75%(g)(h)
Net investment income	1.19%(d)	1.22%(g)	1.39%(g)	1.63%(g)	1.28%(g)	1.26%(d)(g)	1.23%(g)
Supplemental data
Net assets, end of period (in thousands)	$11,170	$12,213	$12,348	$9,291	$17,281	$17,399	$18,508
Portfolio turnover	31%	63%	122%	246%	207%	230%	269%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 0.81%.

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Large Cap Enhanced Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$12.78		$11.11
Income from investment operations:
Net investment income	0.10		0.09
Net realized and unrealized gain (loss)	(0.81)		1.75
Total from investment operations	(0.71)		1.84
Less distributions to shareholders from:
Net investment income	(0.04)		(0.17)
Total distributions to shareholders	(0.04)		(0.17)
Net asset value, end of period	$12.03		$12.78
Total return	(5.57%	)	16.65%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.68%	(c)(d)	0.59%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.59%	(c)(d)	0.57%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.68%	(c)	0.59%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.59%	(c)	0.57%	(c)(f)
Net investment income	1.62%	(c)	1.68%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$10,381		$7,466
Portfolio turnover	31%		63%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Large Cap Enhanced Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,						Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006(b)
			2011		2010		2009
Class R
Per share data
Net asset value, beginning of period	$12.80		$10.72		$7.24		$12.90		$14.58	$14.13		$13.68
Income from investment operations:
Net investment income	0.06		0.12		0.11		0.16		0.16	0.13		0.03
Net realized and unrealized gain (loss)	(0.80)		2.08		3.51		(5.69)		(0.86)	1.23		0.42
Total from investment operations	(0.74)		2.20		3.62		(5.53)		(0.70)	1.36		0.45
Less distributions to shareholders from:
Net investment income	(0.03)		(0.12)		(0.14)		(0.13)		(0.12)	(0.10)		—
Net realized gains	—		—		—		—		(0.86)	(0.81)		—
Total distributions to shareholders	(0.03)		(0.12)		(0.14)		(0.13)		(0.98)	(0.91)		—
Proceeds from regulatory settlement	—		—		0.00	(c)	—		—	—		—
Net asset value, end of period	$12.03		$12.80		$10.72		$7.24		$12.90	$14.58		$14.13
Total return	(5.82%	)	20.58%		50.02%		(43.01%	)	(5.57% )	10.30%		3.29%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.38%(e	)(f)	1.21%(f	)	1.17%(f	)	1.07%(f	)	1.04%	1.08%(e	)	1.09%(e	)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.20%(e	)(f)	1.20%(f	)(h)	1.14%(f	)(h)	1.00%(f	)(h)	1.00%(h )	1.00%(e	)(h)	1.00%(e	)(h)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.38%(e	)	1.21%		1.17%		1.07%		1.04%	1.08%(e	)	1.09%(e	)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.20%(e	)	1.20%(h	)	1.14%(h	)	1.00%(h	)	1.00%(h )	1.00%(e	)(h)	1.00%(e	)(h)(i)
Net investment income(g)	0.95%(e	)	1.02%(h	)	1.08%(h	)	1.46%(h	)	1.09%(h )	1.02%(e	)(h)	0.91%(e	)(h)
Supplemental data
Net assets, end of period (in thousands)	$176		$175		$112		$39		$46	$11		$10
Portfolio turnover	31%		63%		122%		246%		207%	230%		269%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	For the period from January 23, 2006 (commencement of operations) to March 31, 2006.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)

Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 1.06%.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Large Cap Enhanced Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,
			2011		2010(a)
Class Y
Per share data
Net asset value, beginning of period	$12.78		$10.70		$9.10
Income from investment operations
Net investment income	0.08		0.17		0.11
Net realized and unrealized gain	(0.79)		2.09		1.64
Total from investment operations	(0.71)		2.26		1.75
Less distributions to shareholders from:
Net investment income	(0.04)		(0.18)		(0.15)
Total distributions to shareholders	(0.04)		(0.18)		(0.15)
Net asset value, end of period	$12.03		$12.78		$10.70
Total return	(5.57%	)	21.30%		19.23%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.67%	(c)(d)	0.59%	(d)	0.57%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.58%	(c)(d)	0.58%	(d)(f)	0.57%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.67%	(c)	0.59%		0.57%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.58%	(c)	0.58%	(f)	0.57%	(c)(f)
Net investment income	1.27%	(c)	1.53%	(f)	1.62%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2,804		$31,588		$60,329
Portfolio turnover	31%		63%		122%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Large Cap Enhanced Core Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,						Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011		2010		2009
Class Z
Per share data
Net asset value, beginning of period	$12.78		$10.70		$7.22		$12.90		$14.60	$14.18		$13.45
Income from investment operations:
Net investment income	0.09		0.16		0.16		0.21		0.23	0.20		0.20
Net realized and unrealized gain (loss)	(0.81)		2.09		3.50		(5.68)		(0.85)	1.23		1.44
Total from investment operations	(0.72)		2.25		3.66		(5.47)		(0.62)	1.43		1.64
Less distributions to shareholders from:
Net investment income	(0.04)		(0.17)		(0.18)		(0.21)		(0.22)	(0.20)		(0.19)
Net realized gains	—		—		—		—		(0.86)	(0.81)		(0.72)
Total distributions to shareholders	(0.04)		(0.17)		(0.18)		(0.21)		(1.08)	(1.01)		(0.91)
Proceeds from regulatory settlement	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.02		$12.78		$10.70		$7.22		$12.90	$14.60		$14.18
Total return	(5.67%	)	21.18%		50.82%		(42.69%	)	(5.10% )	10.79%		12.66%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.88%	(d)(e)	0.71%	(e)	0.67%	(e)	0.57%	(e)	0.54%	0.58%	(d)	0.65%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.70%	(d)(e)	0.70%	(e)(g)	0.64%	(e)(g)	0.50%	(e)(g)	0.50% (g)	0.50%	(d)(g)	0.50%	(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.88%	(d)	0.71%		0.67%		0.57%		0.54%	0.58%	(d)	0.65%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.70%	(d)	0.70%	(g)	0.64%	(g)	0.50%	(g)	0.50% (g)	0.50%	(d)(g)	0.50%	(g)(h)
Net investment income	1.42%	(d)	1.46%	(g)	1.65%	(g)	1.86%	(g)	1.54% (g)	1.52%	(d)(g)	1.49%	(g)
Supplemental data
Net assets, end of period (in thousands)	$288,419		$365,205		$451,824		$382,637		$796,550	$610,807		$495,099
Portfolio turnover	31%		63%		122%		246%		207%	230%		269%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 27, 2008. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 0.56%.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to

18

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011
Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity risk	Net assets — unrealized appreciation on futures contracts	$410,637*
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Risk Exposure Category	Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts

Equity risk	$165,726

Risk Exposure Category	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts

Equity risk	$421,773

Volume of Derivative Instruments for the Six Months Ended August 31, 2011
Contracts Opened
Futures Contracts	293

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include

19

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal

20

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

to a percentage of the Fund’s average daily net assets that declined from 0.35% to 0.16% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.39% of the Fund’s average daily net assets.

Effective July 1, 2011, the Investment Manager has contractually agreed to waive a portion of the management fee so that the net management fee will be 0.55% for the fiscal period ending June 30, 2012.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.17% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.14% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $707.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

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Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class R	0.21
Class Y	0.00	*
Class Z	0.20

*	Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011,the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below),

through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.95%
Class I	0.63
Class R	1.20
Class Y	0.70
Class Z	0.70

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.95%
Class I	0.57
Class R	1.20
Class Y	0.70
Class Z	0.70

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed

22

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $244,605,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$83,064,000
Unrealized depreciation	(6,898,000)

Net unrealized appreciation	$76,166,000

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$63,773,716
2018	132,297,711

Total	$196,071,427

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $110,703,580 and $194,667,899, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective June 27, 2001, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $8,389,493 were on loan, secured by cash collateral of $8,549,076 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is

23

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2001, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through June 27, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011, one shareholder account owned 92.4% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended August 31, 2011, the average daily loan balance outstanding on days when borrowing existed was $3,240,000 at a weighted average interest rate of 1.47%.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

24

Columbia Large Cap Enhanced Core Fund

August 31, 2011 (Unaudited)

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Enhanced Core Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

29

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1705 C (10/11)

Columbia Large Cap Index Fund

Semiannual Report for the Period Ended August 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Large Cap Index Fund

Average annual total return as of 08/31/11 (%)

Share class	A	B		Z
Inception	10/10/95	09/23/05		12/15/93
Sales charge	without	without	with	without
6-month (cumulative)	–7.41	–7.77	–12.38	–7.30
1-year	18.03	17.19	12.19	18.32
5-year	0.42	–0.32	–0.70	0.67
10-year	2.27	1.82	1.82	2.53

The “with sales charge” returns include the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B shares commenced operations on September 23, 2005 and have no performance prior to that date. Performance prior to September 23, 2005 is that of Class A shares at net asset value with no distribution and service (12b-1 fees) of 0.25%. If Class B shares’ distribution and service (12b-1) fees had been reflected, total returns would have been lower.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–7.41% Class A shares

–7.23% S&P 500 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	23.66
Class B	23.67
Class Z	23.77

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.06
Class B	0.03
Class Z	0.07

Portfolio breakdown(1)

as of 08/31/11 (%)
Consumer Discretionary	10.5
Consumer Staples	11.1
Energy	12.2
Financials	14.0
Health Care	11.6
Industrials	10.3
Information Technology	18.3
Materials	3.5
Telecommunication Services	3.0
Utilities	3.6
Other(2)	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Cash & Cash Equivalents.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Large Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund’s annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	925.90	1,023.08	1.98	2.08	0.41
Class B	1,000.00	1,000.00	922.30	1,019.30	5.61	5.89	1.16
Class Z	1,000.00	1,000.00	927.00	1,024.33	0.78	0.81	0.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.8%
Consumer Discretionary 10.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)(a)	70,349	$876,549
Johnson Controls, Inc.	195,358	6,228,013

Total		7,104,562
Automobiles 0.5%
Ford Motor Co.(a)	1,093,823	12,163,312
Harley-Davidson, Inc.	68,062	2,631,277

Total		14,794,589
Distributors 0.1%
Genuine Parts Co.	45,258	2,490,095
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(a)	35,067	1,642,012
DeVry, Inc.	17,582	776,773
H&R Block, Inc.	87,960	1,329,955

Total		3,748,740
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.(b)	124,358	4,107,545
Chipotle Mexican Grill, Inc.(a)	8,950	2,804,661
Darden Restaurants, Inc.	39,254	1,888,117
International Game Technology	86,337	1,317,502
Marriott International, Inc., Class A	81,761	2,393,962
McDonald’s Corp.	298,767	27,026,463
Starbucks Corp.	215,858	8,336,436
Starwood Hotels & Resorts Worldwide, Inc.	56,223	2,505,297
Wyndham Worldwide Corp.	48,993	1,591,293
Wynn Resorts Ltd.	21,936	3,393,938
Yum! Brands, Inc.	134,118	7,291,996

Total		62,657,210
Household Durables 0.3%
D.R. Horton, Inc.	80,935	851,436
Fortune Brands, Inc.	44,386	2,535,328
Harman International Industries, Inc.	20,173	730,061
Leggett & Platt, Inc.	41,184	913,873
Lennar Corp., Class A	46,330	681,051
Newell Rubbermaid, Inc.	83,864	1,160,678
Pulte Group, Inc.(a)	97,003	465,610
Whirlpool Corp.	21,954	1,376,296

Total		8,714,333
Internet & Catalog Retail 1.1%
Amazon.com, Inc.(a)	102,857	22,144,083
Expedia, Inc.	57,502	1,742,886
Netflix, Inc.(a)	12,590	2,958,776
priceline.com, Inc.(a)	14,285	7,674,759

Total		34,520,504
Leisure Equipment & Products 0.1%
Hasbro, Inc.	39,288	1,522,017
Mattel, Inc.	100,079	2,689,123

Total		4,211,140
Media 3.1%
Cablevision Systems Corp., Class A	66,255	1,196,565
CBS Corp., Class B Non Voting	192,558	4,823,578
Comcast Corp., Class A	796,634	17,135,598
DIRECTV, Class A(a)	221,124	9,722,822
Discovery Communications, Inc., Class A(a)	80,235	3,392,336

Issuer	Shares	Value
Common Stocks (continued)
Consumer Discretionary (cont.)
Media (cont.)
Gannett Co., Inc.	69,240	$799,722
Interpublic Group of Companies, Inc. (The)	140,740	1,214,586
McGraw-Hill Companies, Inc. (The)	87,744	3,694,900
News Corp., Class A	658,099	11,365,370
Omnicom Group, Inc.	80,975	3,283,536
Scripps Networks Interactive, Inc., Class A	26,120	1,119,242
Time Warner Cable, Inc.	96,889	6,346,230
Time Warner, Inc.	308,432	9,764,957
Viacom, Inc., Class B	168,458	8,126,414
Walt Disney Co. (The)	544,303	18,538,960
Washington Post Co. (The), Class B	1,470	522,967

Total		101,047,783
Multiline Retail 0.7%
Big Lots, Inc.(a)	21,681	734,986
Family Dollar Stores, Inc.	35,237	1,881,303
JC Penney Co., Inc.	61,440	1,636,147
Kohl’s Corp.(c)	80,923	3,749,972
Macy’s, Inc.	122,875	3,188,606
Nordstrom, Inc.	48,321	2,196,673
Sears Holdings Corp.(a)(d)	12,416	743,594
Target Corp.	198,476	10,255,255

Total		24,386,536
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	25,239	1,605,453
AutoNation, Inc.(a)(d)	18,324	739,923
AutoZone, Inc.(a)	7,266	2,230,662
Bed Bath & Beyond, Inc.(a)	71,728	4,078,454
Best Buy Co., Inc.	92,945	2,378,463
CarMax, Inc.(a)	65,035	1,828,134
GameStop Corp., Class A(a)(d)	40,765	975,506
Gap, Inc. (The)	112,550	1,859,326
Home Depot, Inc.	458,544	15,306,199
Limited Brands, Inc.	72,622	2,740,754
Lowe’s Companies, Inc.	374,927	7,472,295
O’Reilly Automotive, Inc.(a)	39,657	2,572,946
Ross Stores, Inc.	33,698	2,578,739
Staples, Inc.	205,431	3,028,053
Tiffany & Co.	36,776	2,646,401
TJX Companies, Inc.	111,176	6,072,433
Urban Outfitters, Inc.(a)	35,884	939,264

Total		59,053,005
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	84,540	4,752,839
Nike, Inc., Class B	109,275	9,468,679
Ralph Lauren Corp.	18,519	2,539,140
VF Corp.	25,237	2,954,243

Total		19,714,901
Total Consumer Discretionary		342,443,398
Consumer Staples 11.1%
Beverages 2.6%
Brown-Forman Corp., Class B	29,697	2,130,760
Coca-Cola Co. (The)	659,227	46,442,542
Coca-Cola Enterprises, Inc.	93,578	2,584,624
Constellation Brands, Inc., Class A(a)	51,568	1,019,499

The accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Consumer Staples (cont.)
Beverages (cont.)
Dr. Pepper Snapple Group, Inc.	63,722	$2,452,023
Molson Coors Brewing Co., Class B	45,788	2,003,225
PepsiCo, Inc.	455,210	29,329,180

Total		85,961,853
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	125,842	9,883,631
CVS Caremark Corp.	390,506	14,023,071
Kroger Co. (The)	174,659	4,114,966
Safeway, Inc.	101,969	1,869,092
SUPERVALU, Inc.(d)	61,065	486,688
SYSCO Corp.	168,030	4,693,078
Wal-Mart Stores, Inc.	550,010	29,266,032
Walgreen Co.	263,583	9,280,757
Whole Foods Market, Inc.	42,971	2,837,375

Total		76,454,690
Food Products 1.9%
Archer-Daniels-Midland Co.	196,458	5,595,124
Campbell Soup Co.	52,582	1,675,788
ConAgra Foods, Inc.	117,719	2,874,698
Dean Foods Co.(a)	52,753	455,786
General Mills, Inc.	183,841	6,969,412
Hershey Co. (The)	44,120	2,587,638
HJ Heinz Co.	92,722	4,880,886
Hormel Foods Corp.	39,999	1,104,372
JM Smucker Co. (The)	33,390	2,407,085
Kellogg Co.	72,133	3,918,265
Kraft Foods, Inc., Class A	506,259	17,729,190
McCormick & Co., Inc.	38,120	1,821,755
Mead Johnson Nutrition Co.	58,868	4,194,345
Sara Lee Corp.	168,478	3,039,343
Tyson Foods, Inc., Class A	86,320	1,508,011

Total		60,761,698
Household Products 2.3%
Clorox Co.	38,418	2,677,735
Colgate-Palmolive Co.	140,756	12,663,817
Kimberly-Clark Corp.	113,145	7,825,108
Procter & Gamble Co. (The)	803,873	51,190,633

Total		74,357,293
Personal Products 0.2%
Avon Products, Inc.	123,880	2,794,733
Estee Lauder Companies, Inc. (The), Class A	32,857	3,208,814

Total		6,003,547
Tobacco 1.8%
Altria Group, Inc.	602,841	16,391,247
Lorillard, Inc.	41,343	4,606,437
Philip Morris International, Inc.	512,201	35,505,773
Reynolds American, Inc.	97,300	3,655,561

Total		60,159,018
Total Consumer Staples		363,698,099
Energy 12.1%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.	128,296	7,840,169
Cameron International Corp.(a)	70,569	3,666,765

Issuer	Shares	Value
Common Stocks (continued)
Energy (cont.)
Energy Equipment & Services (cont.)
Diamond Offshore Drilling, Inc.	20,012	$1,275,365
FMC Technologies, Inc.(a)	69,207	3,076,943
Halliburton Co.	263,529	11,692,782
Helmerich & Payne, Inc.	30,784	1,755,304
Nabors Industries Ltd.(a)(b)	82,714	1,525,246
National Oilwell Varco, Inc.	121,811	8,054,143
Noble Corp.(a)(b)	72,630	2,451,989
Rowan Companies, Inc.(a)	36,746	1,325,428
Schlumberger Ltd.(b)	390,743	30,524,843

Total		73,188,977
Oil, Gas & Consumable Fuels 9.9%
Alpha Natural Resources, Inc.(a)	65,270	2,158,479
Anadarko Petroleum Corp.	143,309	10,569,039
Apache Corp.	110,436	11,382,639
Cabot Oil & Gas Corp.	30,050	2,279,593
Chesapeake Energy Corp.	189,349	6,133,014
Chevron Corp.	578,891	57,258,109
ConocoPhillips	407,118	27,712,522
Consol Energy, Inc.	65,238	2,978,767
Denbury Resources, Inc.(a)	114,382	1,824,393
Devon Energy Corp.	121,786	8,260,744
El Paso Corp.	221,492	4,239,357
EOG Resources, Inc.	77,346	7,161,466
EQT Corp.	43,034	2,574,294
Exxon Mobil Corp.(c)	1,418,682	105,039,215
Hess Corp.	87,079	5,167,268
Kinder Morgan Management LLC(a)(e)	1	36
Marathon Oil Corp.	205,105	5,521,427
Marathon Petroleum Corp.	102,502	3,798,724
Murphy Oil Corp.	55,728	2,985,906
Newfield Exploration Co.(a)	38,075	1,943,729
Noble Energy, Inc.	50,770	4,486,037
Occidental Petroleum Corp.	234,060	20,302,364
Peabody Energy Corp.	77,921	3,802,545
Pioneer Natural Resources Co.	33,630	2,628,857
QEP Resources, Inc.	50,855	1,790,605
Range Resources Corp.	46,278	2,996,963
Southwestern Energy Co.(a)	100,218	3,803,273
Spectra Energy Corp.	187,207	4,861,766
Sunoco, Inc.	34,869	1,329,904
Tesoro Corp.(a)	41,385	995,723
Valero Energy Corp.	164,191	3,730,420
Williams Companies, Inc. (The)	169,354	4,570,864

Total		324,288,042
Total Energy		397,477,019

Financials 13.9%
Capital Markets 2.0%
Ameriprise Financial, Inc.(f)	69,803	3,189,997
Bank of New York Mellon Corp. (The)	357,578	7,391,137
BlackRock, Inc.	28,860	4,754,685
Charles Schwab Corp. (The)	302,457	3,729,295
E*Trade Financial Corp.(a)	72,487	895,939
Federated Investors, Inc., Class B(d)	26,854	475,584
Franklin Resources, Inc.	41,517	4,978,719
Goldman Sachs Group, Inc. (The)	149,083	17,326,426
Invesco Ltd.(b)	133,066	2,435,108

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Capital Markets (cont.)
Janus Capital Group, Inc.	53,616	$391,397
Legg Mason, Inc.	42,825	1,219,228
Morgan Stanley	427,996	7,489,930
Northern Trust Corp.	69,658	2,676,957
State Street Corp.	145,155	5,155,906
T Rowe Price Group, Inc.	74,759	3,998,111

Total		66,108,419
Commercial Banks 2.5%
BB&T Corp.	200,512	4,469,413
Comerica, Inc.	57,882	1,481,200
Fifth Third Bancorp	264,530	2,809,309
First Horizon National Corp.	75,828	533,829
Huntington Bancshares, Inc.	248,690	1,250,911
KeyCorp	273,816	1,818,138
M&T Bank Corp.	36,189	2,752,897
PNC Financial Services Group, Inc.	151,508	7,596,611
Regions Financial Corp.	361,838	1,642,745
SunTrust Banks, Inc.	154,583	3,076,202
U.S. Bancorp	554,842	12,877,883
Wells Fargo & Co.	1,523,173	39,754,815
Zions Bancorporation	52,917	922,872

Total		80,986,825
Consumer Finance 0.8%
American Express Co.	301,245	14,974,889
Capital One Financial Corp.	132,190	6,087,350
Discover Financial Services	157,075	3,952,007
SLM Corp.	151,880	2,085,312

Total		27,099,558
Diversified Financial Services 3.3%
Bank of America Corp.	2,918,166	23,841,416
Citigroup, Inc.	841,155	26,117,863
CME Group, Inc.	19,280	5,150,074
IntercontinentalExchange, Inc.(a)	21,158	2,495,586
JPMorgan Chase & Co.	1,144,364	42,982,312
Leucadia National Corp.	57,095	1,691,725
Moody’s Corp.	57,062	1,759,221
NASDAQ OMX Group, Inc. (The)(a)	43,212	1,023,692
NYSE Euronext	75,403	2,056,994

Total		107,118,883
Insurance 3.5%
ACE Ltd.(b)	97,150	6,273,947
Aflac, Inc.	134,689	5,080,469
Allstate Corp. (The)	150,644	3,951,392
American International Group, Inc.(a)	125,682	3,183,525
AON Corp.	95,165	4,447,060
Assurant, Inc.	27,757	976,214
Berkshire Hathaway, Inc., Class B(a)	498,577	36,396,121
Chubb Corp.	84,240	5,213,614
Cincinnati Financial Corp.	46,894	1,309,281
Genworth Financial, Inc., Class A(a)	141,253	976,058
Hartford Financial Services Group, Inc.	128,246	2,454,628
Lincoln National Corp.	90,318	1,874,099
Loews Corp.	89,521	3,367,780
Marsh & McLennan Companies, Inc.	157,700	4,686,844
MetLife, Inc.	304,410	10,228,176
Principal Financial Group, Inc.	92,541	2,346,840

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Insurance (cont.)
Progressive Corp. (The)	188,268	$3,610,980
Prudential Financial, Inc.	140,514	7,055,208
Torchmark Corp.	30,234	1,155,241
Travelers Companies, Inc. (The)	120,581	6,084,517
Unum Group	88,604	2,085,738
XL Group PLC(b)	94,551	1,967,606

Total		114,725,338
Real Estate Investment Trusts (REITs) 1.7%
Apartment Investment & Management Co., Class A	34,428	914,752
AvalonBay Communities, Inc.	26,615	3,629,754
Boston Properties, Inc.	41,948	4,374,757
Equity Residential	84,847	5,190,939
HCP, Inc.	116,972	4,360,716
Health Care REIT, Inc.	50,900	2,593,864
Host Hotels & Resorts, Inc.	197,596	2,337,561
Kimco Realty Corp.	117,171	2,073,927
Plum Creek Timber Co., Inc.	46,595	1,769,212
ProLogis, Inc.	130,825	3,562,365
Public Storage	40,274	4,983,102
Simon Property Group, Inc.	84,468	9,924,990
Ventas, Inc.	82,754	4,425,684
Vornado Realty Trust	47,257	4,059,849
Weyerhaeuser Co.	155,144	2,797,246

Total		56,998,718
Real Estate Management & Development —%
CB Richard Ellis Group, Inc., Class A(a)	84,109	1,275,092
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	151,629	941,616
People’s United Financial, Inc.	108,410	1,273,818

Total		2,215,434
Total Financials		456,528,267
Health Care 11.6%
Biotechnology 1.2%
Amgen, Inc.	267,710	14,832,473
Biogen Idec, Inc.(a)	69,562	6,552,740
Celgene Corp.(a)	133,236	7,923,545
Cephalon, Inc.(a)	22,192	1,789,563
Gilead Sciences, Inc.(a)	226,675	9,040,932

Total		40,139,253
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	164,224	9,193,260
Becton Dickinson and Co.	62,977	5,125,068
Boston Scientific Corp.(a)	440,117	2,983,993
CareFusion Corp.(a)	64,376	1,648,670
Covidien PLC(b)	142,795	7,451,043
CR Bard, Inc.	24,619	2,345,206
DENTSPLY International, Inc.	40,550	1,427,360
Edwards Lifesciences Corp.(a)	33,075	2,495,509
Intuitive Surgical, Inc.(a)	11,332	4,321,458
Medtronic, Inc.	307,986	10,801,069
St. Jude Medical, Inc.	94,732	4,314,095
Stryker Corp.	96,093	4,693,182
Varian Medical Systems, Inc.(a)	33,767	1,923,368
Zimmer Holdings, Inc.(a)	55,296	3,145,790

Total		61,869,071

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Health Care Providers & Services 2.1%
Aetna, Inc.	109,305	$4,375,479
AmerisourceBergen Corp.	78,850	3,120,883
Cardinal Health, Inc.	100,946	4,290,205
CIGNA Corp.	77,913	3,641,654
Coventry Health Care, Inc.(a)	42,729	1,404,929
DaVita, Inc.(a)	27,494	2,023,008
Express Scripts, Inc.(a)	140,677	6,603,378
Five Star Quality Care, Inc.(a)(e)	—	1
Humana, Inc.	48,454	3,761,969
Laboratory Corp. of America Holdings(a)	28,809	2,406,416
McKesson Corp.	72,618	5,804,357
Medco Health Solutions, Inc.(a)	115,140	6,233,680
Patterson Companies, Inc.	27,648	807,875
Quest Diagnostics, Inc.	45,316	2,268,972
Tenet Healthcare Corp.(a)	140,987	744,411
UnitedHealth Group, Inc.	311,987	14,825,622
WellPoint, Inc.	105,701	6,690,873

Total		69,003,712
Health Care Technology 0.1%
Cerner Corp.(a)	41,657	2,747,696
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.(a)	100,203	3,694,485
Life Technologies Corp.(a)	51,526	2,164,092
PerkinElmer, Inc.	32,448	742,086
Thermo Fisher Scientific, Inc.(a)	110,377	6,063,008
Waters Corp.(a)	26,370	2,106,172

Total		14,769,843
Pharmaceuticals 5.8%
Abbott Laboratories	447,648	23,505,996
Allergan, Inc.	87,773	7,180,709
Bristol-Myers Squibb Co.	491,333	14,617,157
Eli Lilly & Co.	293,369	11,004,271
Forest Laboratories, Inc.(a)	82,423	2,822,164
Hospira, Inc.(a)	48,286	2,230,813
Johnson & Johnson	789,450	51,945,810
Merck & Co., Inc.	888,891	29,440,070
Mylan, Inc.(a)	126,482	2,625,766
Pfizer, Inc.	2,275,396	43,187,016
Watson Pharmaceuticals, Inc.(a)	36,415	2,444,175

Total		191,003,947
Total Health Care		379,533,522
Industrials 10.3%
Aerospace & Defense 2.6%
Boeing Co. (The)	212,654	14,218,047
General Dynamics Corp.	107,160	6,866,813
Goodrich Corp.	36,015	3,211,818
Honeywell International, Inc.	226,675	10,837,332
ITT Corp.	53,016	2,509,777
L-3 Communications Holdings, Inc.	30,590	2,074,614
Lockheed Martin Corp.	82,028	6,085,657
Northrop Grumman Corp.	80,258	4,383,692
Precision Castparts Corp.	41,387	6,781,260
Raytheon Co.	102,517	4,431,810
Rockwell Collins, Inc.	44,361	2,238,456
Textron, Inc.	79,561	1,342,194

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Aerospace & Defense (cont.)
United Technologies Corp.	263,545	$19,568,216

Total		84,549,686
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	46,900	3,306,450
Expeditors International of Washington, Inc.	61,172	2,783,326
FedEx Corp.	90,943	7,159,033
United Parcel Service, Inc., Class B	283,991	19,138,153

Total		32,386,962
Airlines 0.1%
Southwest Airlines Co.	227,958	1,964,998
Building Products —%
Masco Corp.	103,167	915,091
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	30,398	884,886
Cintas Corp.	32,411	1,036,504
Iron Mountain, Inc.	57,840	1,882,114
Pitney Bowes, Inc.(d)	58,732	1,192,847
Republic Services, Inc.	87,413	2,653,859
RR Donnelley & Sons Co.(d)	54,010	823,652
Stericycle, Inc.(a)	24,710	2,167,314
Waste Management, Inc.	136,561	4,511,975

Total		15,153,151
Construction & Engineering 0.2%
Fluor Corp.	50,171	3,046,383
Jacobs Engineering Group, Inc.(a)	36,560	1,361,494
Quanta Services, Inc.(a)	62,273	1,195,019

Total		5,602,896
Electrical Equipment 0.4%
Emerson Electric Co.	216,479	10,077,098
Rockwell Automation, Inc.	41,576	2,666,269
Roper Industries, Inc.	27,636	2,126,590

Total		14,869,957
Industrial Conglomerates 2.4%
3M Co.	204,644	16,981,359
Danaher Corp.	156,834	7,184,566
General Electric Co.(c)	3,054,267	49,815,095
Tyco International Ltd.(b)	135,040	5,614,963

Total		79,595,983
Machinery 2.0%
Caterpillar, Inc.	185,567	16,886,597
Cummins, Inc.	56,563	5,255,834
Deere & Co.	120,866	9,768,390
Dover Corp.	53,746	3,091,470
Eaton Corp.	98,267	4,220,568
Flowserve Corp.	16,069	1,515,950
Illinois Tool Works, Inc.	144,053	6,704,227
Ingersoll-Rand PLC(b)	95,430	3,197,859
Joy Global, Inc.	30,220	2,521,859
PACCAR, Inc.	105,207	3,958,939
Pall Corp.	33,449	1,710,247
Parker Hannifin Corp.	46,705	3,429,548
Snap-On, Inc.	16,711	884,179
Stanley Black & Decker, Inc.	48,438	3,002,187

Total		66,147,854

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Professional Services 0.1%
Dun & Bradstreet Corp.	14,215	$950,841
Equifax, Inc.	35,477	1,146,972
Robert Half International, Inc.	42,247	1,010,548

Total		3,108,361
Road & Rail 0.8%
CSX Corp.	317,555	6,967,157
Norfolk Southern Corp.	101,746	6,886,169
Ryder System, Inc.	14,759	694,854
Union Pacific Corp.	141,265	13,020,395

Total		27,568,575
Trading Companies & Distributors 0.2%
Fastenal Co.	84,913	2,842,887
WW Grainger, Inc.	16,731	2,578,247

Total		5,421,134
Total Industrials		337,284,648
Information Technology 18.2%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,583,934	24,836,085
F5 Networks, Inc.(a)	23,345	1,905,419
Harris Corp.	36,602	1,476,891
JDS Uniphase Corp.(a)	65,370	847,849
Juniper Networks, Inc.(a)	153,512	3,213,006
Motorola Mobility Holdings, Inc.(a)	84,920	3,203,182
Motorola Solutions, Inc.(a)	97,800	4,116,402
QUALCOMM, Inc.	480,810	24,742,483
Tellabs, Inc.	104,621	426,854

Total		64,768,171
Computers & Peripherals 4.5%
Apple, Inc.(a)	266,346	102,497,931
Dell, Inc.(a)	472,811	7,028,336
EMC Corp.(a)	592,588	13,386,563
Hewlett-Packard Co.	597,361	15,549,307
Lexmark International, Inc., Class A(a)	22,817	729,231
NetApp, Inc.(a)	105,957	3,986,102
SanDisk Corp.(a)	68,613	2,514,666
Western Digital Corp.(a)	66,938	1,974,002

Total		147,666,138
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	50,707	2,382,215
Corning, Inc.	452,107	6,795,168
FLIR Systems, Inc.	46,014	1,190,382
Jabil Circuit, Inc.	56,646	954,485
Molex, Inc.	40,051	875,115

Total		12,197,365
Internet Software & Services 1.7%
Akamai Technologies, Inc.(a)	53,726	1,178,748
eBay, Inc.(a)	328,891	10,152,865
Google, Inc., Class A(a)	72,436	39,184,979
Monster Worldwide, Inc.(a)	37,279	351,914
VeriSign, Inc.	48,552	1,512,395
Yahoo!, Inc.(a)	375,266	5,105,494

Total		57,486,395

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
IT Services 3.7%
Accenture PLC, Class A(b)	187,000	$10,021,330
Automatic Data Processing, Inc.	143,944	7,201,518
Cognizant Technology Solutions Corp., Class A(a)	87,635	5,560,441
Computer Sciences Corp.	44,690	1,370,195
Fidelity National Information Services, Inc.	77,500	2,183,950
Fiserv, Inc.(a)	41,304	2,306,002
International Business Machines Corp.	348,846	59,970,116
Mastercard, Inc., Class A	27,066	8,923,931
Paychex, Inc.	92,756	2,502,557
SAIC, Inc.(a)	80,315	1,204,725
Teradata Corp.(a)	48,642	2,546,895
Total System Services, Inc.	46,573	845,300
Visa, Inc., Class A	137,929	12,121,201
Western Union Co. (The)	182,087	3,008,077

Total		119,766,238
Office Electronics 0.1%
Xerox Corp.	403,547	3,349,440
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.(a)	166,321	1,135,972
Altera Corp.	92,786	3,376,483
Analog Devices, Inc.	86,286	2,849,164
Applied Materials, Inc.	379,683	4,298,012
Broadcom Corp., Class A(a)	137,450	4,900,092
First Solar, Inc.(a)(d)	15,638	1,563,487
Intel Corp.	1,526,888	30,736,255
KLA-Tencor Corp.	48,363	1,773,955
Linear Technology Corp.	65,602	1,878,185
LSI Corp.(a)	164,983	1,123,534
MEMC Electronic Materials, Inc.(a)	66,389	463,395
Microchip Technology, Inc.(d)	54,811	1,798,897
Micron Technology, Inc.(a)	247,998	1,465,668
National Semiconductor Corp.	72,905	1,815,335
Novellus Systems, Inc.(a)	20,098	562,141
NVIDIA Corp.(a)	172,906	2,301,379
Teradyne, Inc.(a)	53,386	645,971
Texas Instruments, Inc.	334,359	8,763,549
Xilinx, Inc.	76,491	2,381,930

Total		73,833,404
Software 3.6%
Adobe Systems, Inc.(a)	145,285	3,666,993
Autodesk, Inc.(a)	66,511	1,875,610
BMC Software, Inc.(a)	50,909	2,067,414
CA, Inc.	109,349	2,295,236
Citrix Systems, Inc.(a)	54,179	3,274,037
Compuware Corp.(a)	62,825	531,499
Electronic Arts, Inc.(a)	95,753	2,162,103
Intuit, Inc.(a)	78,761	3,885,280
Microsoft Corp.	2,137,141	56,847,951
Oracle Corp.	1,122,137	31,498,386
Red Hat, Inc.(a)	55,613	2,198,938
Salesforce.com, Inc.(a)	34,722	4,470,457
Symantec Corp.(a)	217,578	3,731,463

Total		118,505,367
Total Information Technology		597,572,518

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Materials 3.5%
Chemicals 2.1%
Air Products & Chemicals, Inc.	61,076	$5,000,292
Airgas, Inc.	20,063	1,301,687
CF Industries Holdings, Inc.	20,564	3,759,511
Dow Chemical Co. (The)	338,500	9,630,325
Eastman Chemical Co.	20,406	1,688,188
Ecolab, Inc.	66,822	3,581,659
EI du Pont de Nemours & Co.	267,429	12,908,798
FMC Corp.	20,692	1,571,144
International Flavors & Fragrances, Inc.	23,185	1,345,194
Monsanto Co.	154,385	10,641,758
PPG Industries, Inc.	45,501	3,484,922
Praxair, Inc.	87,572	8,624,966
Sherwin-Williams Co. (The)	25,461	1,928,416
Sigma-Aldrich Corp.	35,037	2,256,032

Total		67,722,892
Construction Materials —%
Vulcan Materials Co.(d)	37,163	1,301,820
Containers & Packaging 0.1%
Ball Corp.	48,417	1,739,138
Bemis Co., Inc.	30,344	942,485
Owens-Illinois, Inc.(a)	47,251	894,934
Sealed Air Corp.	46,114	849,420

Total		4,425,977
Metals & Mining 1.1%
AK Steel Holding Corp.(d)	31,714	285,109
Alcoa, Inc.	306,333	3,924,126
Allegheny Technologies, Inc.	30,606	1,533,973
Cliffs Natural Resources, Inc.	41,695	3,454,431
Freeport-McMoRan Copper & Gold, Inc.	272,852	12,862,243
Newmont Mining Corp.	142,224	8,906,067
Nucor Corp.	90,990	3,282,919
Titanium Metals Corp.	25,980	416,459
United States Steel Corp.	41,368	1,246,004

Total		35,911,331
Paper & Forest Products 0.2%
International Paper Co.	125,928	3,418,945
MeadWestvaco Corp.	48,880	1,345,178

Total		4,764,123
Total Materials		114,126,143
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,705,457	48,571,415
CenturyLink, Inc.	177,077	6,401,334
Frontier Communications Corp.	286,638	2,146,919
Verizon Communications, Inc.	814,711	29,468,097
Windstream Corp.	146,903	1,865,668

Total		88,453,433
Wireless Telecommunication Services 0.3%
American Tower Corp., Class A(a)	114,276	6,154,905
MetroPCS Communications, Inc.(a)	76,484	853,562
Sprint Nextel Corp.(a)	861,525	3,239,334

Total		10,247,801
Total Telecommunication Services		98,701,234

Issuer	Shares	Value
Common Stocks (continued)
Utilities 3.6%
Electric Utilities 1.9%
American Electric Power Co., Inc.	138,784	$5,361,226
Duke Energy Corp.	383,394	7,249,981
Edison International	93,881	3,491,434
Entergy Corp.	51,240	3,341,360
Exelon Corp.	190,758	8,225,485
FirstEnergy Corp.	120,464	5,330,532
NextEra Energy, Inc.	121,574	6,895,677
Northeast Utilities	50,914	1,766,716
Pepco Holdings, Inc.	65,047	1,267,116
Pinnacle West Capital Corp.	31,394	1,388,871
PPL Corp.	166,237	4,800,924
Progress Energy, Inc.	84,809	4,138,679
Southern Co.	244,552	10,114,671

Total		63,372,672
Gas Utilities 0.1%
Nicor, Inc.	13,057	725,969
Oneok, Inc.	30,892	2,190,243

Total		2,916,212
Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)(a)	189,178	2,054,473
Constellation Energy Group, Inc.	57,765	2,223,375
NRG Energy, Inc.(a)	69,407	1,626,900

Total		5,904,748
Multi-Utilities 1.4%
Ameren Corp.	69,427	2,100,861
CenterPoint Energy, Inc.	122,489	2,451,005
CMS Energy Corp.	72,710	1,432,387
Consolidated Edison, Inc.	84,266	4,736,592
Dominion Resources, Inc.	165,834	8,082,749
DTE Energy Co.	48,799	2,467,277
Integrys Energy Group, Inc.	22,442	1,123,671
NiSource, Inc.	80,489	1,719,245
PG&E Corp.	114,631	4,854,623
Public Service Enterprise Group, Inc.	145,655	4,971,205
SCANA Corp.	32,890	1,322,836
Sempra Energy	69,007	3,624,248
TECO Energy, Inc.	61,857	1,131,983
Wisconsin Energy Corp.	67,282	2,128,803
Xcel Energy, Inc.	139,438	3,439,935

Total		45,587,420
Total Utilities		117,781,052
Total Common Stocks
(Cost: $2,662,200,026)		$3,205,145,900

Money Market Fund 1.9%
Columbia Short-Term Cash Fund,
0.139%(f)(g)	60,894,200	$60,894,200
Total Money Market Fund
(Cost: $60,894,200)		$60,894,200

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 0.2%
Repurchase Agreements 0.2%
Citibank NA dated 08/31/11, matures 09/01/11, repurchase price $3,000,008(h)
	0.090%	$3,000,000	$3,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $4,825,752(h)
	0.080%	4,825,741	4,825,741

Total			7,825,741
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $7,825,741)			$7,825,741
Total Investments
(Cost: $2,730,919,967)			$3,273,865,841
Other Assets & Liabilities, Net			3,472,779
Net Assets			$3,277,338,620

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	232	$70,626,600	September 2011	$—	$(4,494,903)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $75,571,479 or 2.31% of net assets.

(c)	At August 31, 2011, investments in securities included securities valued at $19,277,382 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	At August 31, 2011, security was partially or fully on loan.

(e)	Represents fractional shares.

(f)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$1,808,983	$190,082	$(242,328)	$80,466	$1,837,203	$31,395	$3,189,997
Columbia Short-Term Cash Fund	—	217,232,441	(156,338,241)	—	60,894,200	30,012	60,894,200
Total	$1,808,983	$217,422,523	$(156,580,569)	$80,466	$62,731,403	$61,407	$64,084,197

(g)	The rate shown is the seven-day current annualized yield at August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.090%)

Security Description	Value
Fannie Mae Pool	$1,846,825
Freddie Mac Gold Pool	1,213,175
Total Market Value of Collateral Securities	$3,060,000

UBS Securities LLC (0.080%)
Security Description	Value
Fannie Mae Pool	$3,489,838
Freddie Mac Gold Pool	1,385,982
Freddie Mac Non Gold Pool	46,436
Total Market Value of Collateral Securities	$4,922,256

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$342,443,398	$—	$—	$342,443,398
Consumer Staples	363,698,099	—	—	363,698,099
Energy	397,476,983	36	—	397,477,019
Financials	456,528,267	—	—	456,528,267
Health Care	379,533,521	1	—	379,533,522
Industrials	337,284,648	—	—	337,284,648
Information Technology	597,572,518	—	—	597,572,518
Materials	114,126,143	—	—	114,126,143
Telecommunication Services	98,701,234	—	—	98,701,234
Utilities	117,781,052	—	—	117,781,052
Total Equity Securities	3,205,145,863	37	—	3,205,145,900
Other
Affiliated Money Market Fund(c)	60,894,200	—	—	60,894,200
Investments of Cash Collateral Received for Securities on Loan	—	7,825,741	—	7,825,741
Total Other	60,894,200	7,825,741	—	68,719,941
Investments in Securities	3,266,040,063	7,825,778	—	3,273,865,841
Derivatives(d)
Liabilities
Futures Contracts	(4,494,903)	—	—	(4,494,903)
Total	$3,261,545,160	$7,825,778	$—	$3,269,370,938

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities – Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,660,362,823)	$3,201,955,903
Affiliated issuers (identified cost $62,731,403)	64,084,197
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $7,825,741)	7,825,741
Total investments (identified cost $2,730,919,967)	3,273,865,841
Receivable for:
Capital shares sold	3,696,891
Investments sold	66,096
Dividends	8,109,946
Interest	20,311
Variation margin on futures contracts	722,939
Expense reimbursement due from Investment Manager	2,835
Total assets	3,286,484,859

Liabilities
Due upon return of securities on loan	7,825,741
Payable for:
Investments purchased	288,270
Capital shares purchased	922,475
Investment management fees	8,926
Distribution and service fees	2,842
Administration fees	8,926
Other expenses	89,059
Total liabilities	9,146,239
Net assets applicable to outstanding capital stock	$3,277,338,620

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Assets and Liabilities (continued) – Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$2,889,761,576
Undistributed net investment income	30,410,401
Accumulated net realized loss	(181,284,328)
Unrealized appreciation (depreciation) on:
Investments	542,945,874
Futures contracts	(4,494,903)
Total — representing net assets applicable to outstanding capital stock	$3,277,338,620
*Value of securities on loan	$7,688,956
Net assets applicable to outstanding shares
Class A	$408,782,451
Class B	$2,660,476
Class Z	$2,865,895,693
Shares outstanding
Class A	17,278,516
Class B	112,382
Class Z	120,581,036
Net asset value per share
Class A	$23.66
Class B	$23.67
Class Z	$23.77

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Operations – Columbia Large Cap Index Fund

Six Months Ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$34,052,194
Interest	1,411
Dividends from affiliates	61,407
Income from securities lending — net	120,242
Foreign taxes withheld	(223)
Total income	34,235,031
Expenses:
Investment management fees	1,707,216
Distribution fees
Class B	12,307
Service fees
Class B	4,102
Distribution and service fees — Class A	499,356
Administration fees	1,707,215
Compensation of board members	28,009
Other	9,781
Total expenses	3,967,986
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(722,070)
Total net expenses	3,245,916
Net investment income	30,989,115

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,034,792
Investments — affiliated issuers	80,466
Futures contracts	(475,341)
Net realized gain	35,639,917
Net change in unrealized appreciation (depreciation) on:
Investments	(308,738,716)
Futures contracts	(4,747,894)
Net change in unrealized depreciation	(313,486,610)
Net realized and unrealized loss	(277,846,693)
Net decrease in net assets from operations	$(246,857,578)

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Changes in Net Assets – Columbia Large Cap Index Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011

Operations
Net investment income	$30,989,115	$53,963,334
Net realized gain	35,639,917	26,181,614
Net change in unrealized appreciation (depreciation)	(313,486,610)	537,090,418
Net increase (decrease) in net assets resulting from operations	(246,857,578)	617,235,366
Distributions to shareholders from:
Net investment income
Class A	(1,041,772)	(5,104,698)
Class B	(4,356)	(27,404)
Class Z	(8,772,698)	(46,637,026)
Total distributions to shareholders	(9,818,826)	(51,769,128)
Increase in net assets from share transactions	95,948,022	187,980,533
Total increase (decrease) in net assets	(160,728,382)	753,446,771
Net assets at beginning of period	3,438,067,002	2,684,620,231
Net assets at end of period	$3,277,338,620	$3,438,067,002
Undistributed net investment income	$30,410,401	$9,437,867

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Changes in Net Assets (continued) – Columbia Large Cap Index Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,531,234	89,364,082	6,146,842	138,848,361
Fund merger	787,315	17,981,794	—	—
Distributions reinvested	39,794	978,931	208,778	4,905,111
Redemptions	(2,048,853)	(51,172,234)	(3,973,822)	(90,572,054)
Net increase	2,309,490	57,152,573	2,381,798	53,181,418
Class B shares
Subscriptions	83	2,038	430	10,306
Distributions reinvested	82	2,014	659	15,333
Redemptions	(25,922)	(645,584)	(39,316)	(888,886)
Net decrease	(25,757)	(641,532)	(38,227)	(863,247)
Class Z shares
Subscriptions	9,005,529	226,766,268	26,840,621	617,637,630
Fund merger	4,433,356	101,748,793	—	—
Distributions reinvested	281,700	6,957,986	1,574,843	37,130,261
Redemptions	(11,771,825)	(296,036,066)	(22,669,871)	(519,105,529)
Net increase	1,948,760	39,436,981	5,745,593	135,662,362
Total net increase	4,232,493	95,948,022	8,089,164	187,980,533

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights – Columbia Large Cap Index Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,					Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011	2010		2009
Class A
Per share data
Net asset value, beginning of period	$25.62		$21.30	$14.14		$25.64		$27.08	$24.97		$22.67
Income from investment operations:
Net investment income	0.20		0.37	0.34		0.45		0.47	0.39		0.36
Net realized and unrealized gain (loss) on investments	(2.10)		4.30	7.15		(11.54)		(1.49)	2.14		2.19
Total from investment operations	(1.90)		4.67	7.49		(11.09)		(1.02)	2.53		2.55
Less distributions to shareholders from:
Net investment income	(0.06)		(0.35)	(0.33)		(0.41)		(0.42)	(0.42)		(0.25)
Total distributions to shareholders	(0.06)		(0.35)	(0.33)		(0.41)		(0.42)	(0.42)		(0.25)
Proceeds from regulatory settlement	—		—	0.00	(b)	—		—	—		—
Net asset value, end of period	$23.66		$25.62	$21.30		$14.14		$25.64	$27.08		$24.97
Total return	(7.41%	)	22.09%	53.09%		(43.51%	)	(3.92% )	10.20%		11.27%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.45%	(d)	0.45%	0.45%	(e)	0.45%		0.45%	0.45%	(d)	0.53%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.41%	(d)	0.39%	0.39%	(e)	0.39%	(g)	0.39%	0.39%	(d)	0.39%	(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.45%	(d)	0.45%	0.45%		0.45%		0.45%	0.45%	(d)	0.53%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.41%	(d)	0.39%	0.39%		0.39%	(g)	0.39%	0.39%	(d)	0.39%	(g)(h)
Net investment income	1.61%	(d)	1.64%	1.75%		2.09%	(g)	1.67%	1.63%	(d)	1.53%	(g)
Supplemental data
Net assets, end of period (in thousands)	$408,782		$383,538	$268,091		$101,119		$138,795	$87,528		$70,808
Portfolio turnover	4%		2%	7%		5%		6%	7%		12%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.45%.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Large Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,					Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006(b)
			2011	2010		2009
Class B
Per share data
Net asset value, beginning of period	$25.70		$21.37	$14.20		$25.70		$27.14	$25.06		$23.49
Income from investment operations:
Net investment income	0.10		0.20	0.19		0.28		0.24	0.20		0.10
Net realized and unrealized gain (loss) on investments	(2.10)		4.32	7.18		(11.53)		(1.48)	2.16		1.55
Total from investment operations	(2.00)		4.52	7.37		(11.25)		(1.24)	2.36		1.65
Less distributions to shareholders from:
Net investment income	(0.03)		(0.19)	(0.20)		(0.25)		(0.20)	(0.28)		(0.08)
Total distributions to shareholders	(0.03)		(0.19)	(0.20)		(0.25)		(0.20)	(0.28)		(0.08)
Proceeds from regulatory settlement	—		—	0.00	(c)	—		—	—		—
Net asset value, end of period	$23.67		$25.70	$21.37		$14.20		$25.70	$27.14		$25.06
Total return	(7.77%	)	21.22%	51.94%		(43.94%	)	(4.63% )	9.47%		7.01%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20%	(e)	1.20%	1.20%	(f)	1.20%		1.20%	1.20%	(e)	1.26%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.16%	(e)	1.14%	1.14%	(f)	1.14%	(h)	1.14%	1.14%	(e)	1.14%	(f)(h)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20%	(e)	1.20%	1.20%		1.20%		1.20%	1.20%	(e)	1.26%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.16%	(e)	1.14%	1.14%		1.14%	(h)	1.14%	1.14%	(e)	1.14%	(h)(i)
Net investment income	0.83%	(e)	0.87%	1.01%		1.28%	(h)	0.86%	0.87%	(e)	0.85%	(h)
Supplemental data
Net assets, end of period (in thousands)	$2,660		$3,550	$3,769		$3,248		$7,836	$10,302		$12,071
Portfolio turnover	4%		2%	7%		5%		6%	7%		12%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	For the period from September 23, 2005 (commencement of operations) to March 31, 2006.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 1.20%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Large Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,					Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011	2010		2009
Class Z
Per share data
Net asset value, beginning of period	$25.72		$21.37	$14.18		$25.79		$27.29	$25.15		$22.82
Income from investment operations:
Net investment income	0.23		0.43	0.38		0.51		0.53	0.45		0.42
Net realized and unrealized gain (loss) on investments	(2.11)		4.33	7.19		(11.59)		(1.49)	2.16		2.22
Total from investment operations	(1.88)		4.76	7.57		(11.08)		(0.96)	2.61		2.64
Less distributions to shareholders from:
Net investment income	(0.07)		(0.41)	(0.38)		(0.53)		(0.54)	(0.47)		(0.31)
Total distributions to shareholders	(0.07)		(0.41)	(0.38)		(0.53)		(0.54)	(0.47)		(0.31)
Proceeds from regulatory settlement	—		—	0.00	(b)	—		—	—		—
Net asset value, end of period	$23.77		$25.72	$21.37		$14.18		$25.79	$27.29		$25.15
Total return	(7.30%	)	22.44%	53.49%		(43.37%	)	(3.72% )	10.44%		11.59%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.20%	(d)	0.20%	0.20%	(e)	0.20%		0.20%	0.20%	(d)	0.28%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.16%	(d)	0.14%	0.14%	(e)	0.14%	(g)	0.14%	0.14%	(d)	0.14%	(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.20%	(d)	0.20%	0.20%		0.20%		0.20%	0.20%	(d)	0.28%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.16%	(d)	0.14%	0.14%		0.14%	(g)	0.14%	0.14%	(d)	0.14%	(g)(h)
Net investment income	1.85%	(d)	1.88%	2.00%		2.31%	(g)	1.87%	1.87%	(d)	1.78%	(g)
Supplemental data
Net assets, end of period (in thousands)	$2,865,896		$3,050,979	$2,412,760		$1,359,555		$2,358,122	$2,571,196		$2,367,063
Portfolio turnover	4%		2%	7%		5%		6%	7%		12%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.20%.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Notes to Financial Statements – Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum contingent deferred sales charge (CDSC) of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the Board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision

20

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought equity index futures contracts to equitize cash in order to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets —unrealized depreciation on futures contracts	$4,494,903*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$(475,341)

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Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$(4,747,894)

Volume of Derivative Instruments for the Six Months August 31, 2011
Contracts Opened
Futures contracts	905

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The

22

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Pricing and Bookkeeping Fees

Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. The pricing and bookkeeping fees for the Fund were paid by the Investment Manager. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $3,387.

Compensation of Board Members

Board Members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

23

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $81 for Class B for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.42%
Class B	1.17
Class Z	0.17

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to April 30, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any ( so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed 0.14% of the Fund’s average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $2,730,920,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$911,679,000
Unrealized depreciation	(368,733,000)

Net unrealized appreciation	$542,946,000

24

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$19,822,029
2014	13,154,769
2015	108,188,982
2017	19,873,230

Total	$161,039,010

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $133,109,173 and $180,413,256, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $7,688,956 were on loan, secured by cash collateral of $7,825,741 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to March 28, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

25

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Note 7. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2011, two shareholder accounts owned 46.1% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $280,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended August 31, 2011.
Note 10. Fund Merger

At the close of business on August 12, 2011, Columbia Large Cap Index Fund acquired the assets and assumed the identified liabilities of RiverSource S&P 500 Index Fund (the acquired fund). The reorganization was completed after shareholders approved the plan on April 27, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Columbia Large Cap Index Fund immediately before the acquisition were $3,045,750,893 and the combined net assets immediately after the acquisition were $3,165,481,480.

The merger was accomplished by a tax-free exchange of 30,883,112 shares of RiverSource S&P 500 Index Fund valued at $119,730,587 (including $7,017,237 of unrealized appreciation).

In exchange for RiverSource S&P 500 Index Fund shares, the Columbia Large Cap Index Fund issued the following number of shares:

Shares
Class A	787,315
Class Z	4,433,356

For financial reporting purposes, net assets received and shares issued by the Columbia Large Cap Index Fund were recorded at fair value; however, RiverSource S&P 500 Index Fund’s cost of investments was carried forward to align ongoing reporting of the Columbia Large Cap Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Columbia Large Cap Index Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource S&P 500 Index Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011, the Columbia Large Cap Index Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended August 31, 2011 would have been approximately $31.9 million, $40.0 million and $(333.3) million, respectively.

26

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’

opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the

27

Columbia Large Cap Index Fund

August 31, 2011 (Unaudited)

possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

29

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1275 C (10/11)

Columbia Mid Cap Index Fund

Semiannual Report for the Period Ended August 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Mid Cap Index Fund

Average annual total return as of 08/31/11 (%)

Share class	A	I	Z
Inception	05/31/00	9/27/10	03/31/00
6-month (cumulative)	–9.07	–8.98	–8.98
1-year	22.38	n/a	22.59
5-year	4.31	n/a	4.55
10-year/life	6.83	11.29	7.10

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Class I shares were initially offered by the Fund on September 27, 2010.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class I shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–9.07% Class A shares

–8.87% S&P MidCap 400 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	10.94
Class I	10.91
Class Z	10.91

Distribution declared per share

03/01/11 – 08/31/11 ($)
Class A	0.29
Class I	0.29
Class Z	0.29

Sector breakdown (2)

as of 08/31/11 (%)

Consumer Discretionary	13.6
Consumer Staples	4.8
Energy	7.2
Financials	18.7
Health Care	11.0
Industrials	14.4
Information Technology	14.9
Materials	7.1
Telecommunication Services	0.5
Utilities	6.0
Other (3)	1.8
(2)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.
(3)	Cash & Cash Equivalents.

¹	The Standard & Poor’s (S&P) MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Mid Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	909.30	1,022.87	2.16	2.29	0.45
Class I	1,000.00	1,000.00	910.20	1,024.18	0.91	0.97	0.19
Class Z	1,000.00	1,000.00	910.20	1,024.13	0.96	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Portfolio of Investments – Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.5%
Consumer Discretionary 13.5%
Auto Components 1.1%
BorgWarner, Inc.(a)	259,975	$18,559,615
Gentex Corp.	338,900	8,792,761

Total		27,352,376
Automobiles 0.1%
Thor Industries, Inc.	100,750	2,239,673
Distributors 0.3%
LKQ Corp.(a)	346,350	8,866,560
Diversified Consumer Services 1.0%
Career Education Corp.(a)	149,225	2,532,348
ITT Educational Services, Inc.(a)	54,650	3,943,544
Matthews International Corp., Class A	70,075	2,341,206
Regis Corp.	137,150	2,025,705
Service Corp. International	566,975	5,794,484
Sotheby’s	160,375	5,967,554
Strayer Education, Inc.	29,075	2,751,949

Total		25,356,790
Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.(a)	102,387	3,212,904
Bob Evans Farms, Inc.	71,950	2,285,132
Brinker International, Inc.	201,312	4,545,625
Cheesecake Factory, Inc. (The)(a)	138,375	3,798,394
International Speedway Corp., Class A	69,250	1,742,330
Life Time Fitness, Inc.(a)	100,350	3,847,419
Panera Bread Co., Class A(a)	72,200	8,313,830
Scientific Games Corp., Class A(a)	150,825	1,330,277
Wendy’s Co. (The)	723,990	3,525,831
WMS Industries, Inc.(a)	135,925	2,965,883

Total		35,567,625
Household Durables 1.4%
American Greetings Corp., Class A	95,975	2,036,589
KB Home	171,425	1,129,691
MDC Holdings, Inc.	89,825	1,756,977
Mohawk Industries, Inc.(a)	133,825	6,631,029
NVR, Inc.(a)	13,242	8,428,533
Ryland Group, Inc.	105,350	1,228,381
Toll Brothers, Inc.(a)	347,650	5,976,103
Tupperware Brands Corp.	148,150	9,851,975

Total		37,039,278
Leisure Equipment & Products 0.4%
Eastman Kodak Co.(a)(b)	638,725	2,031,145
Polaris Industries, Inc.	81,600	8,965,392

Total		10,996,537
Media 1.0%
AMC Networks, Inc., Class A(a)	136,600	5,054,200
DreamWorks Animation SKG, Inc., Class A(a)	168,500	3,558,720
John Wiley & Sons, Inc., Class A	111,150	5,423,008
Lamar Advertising Co., Class A(a)	136,650	2,857,352
Meredith Corp.	86,475	2,231,055
New York Times Co. (The), Class A(a)	283,025	2,315,145
Scholastic Corp.	56,550	1,569,828
Valassis Communications, Inc.(a)	116,750	2,950,272

Total		25,959,580

Issuer	Shares	Value
Common Stocks (continued)
Consumer Discretionary (cont.)
Multiline Retail 1.0%
99 Cents Only Stores(a)	112,051	$2,086,390
Dollar Tree, Inc.(a)	290,300	20,733,226
Saks, Inc.(a)(b)	388,175	3,757,534

Total		26,577,150
Specialty Retail 3.8%
Aaron’s, Inc.	170,950	4,554,108
Advance Auto Parts, Inc.	181,950	11,048,004
Aeropostale, Inc.(a)	191,662	2,142,781
American Eagle Outfitters, Inc.	462,649	5,121,524
ANN, Inc.(a)	123,575	2,912,663
Ascena Retail Group, Inc.(a)	163,425	4,644,539
Barnes & Noble, Inc.(b)	92,975	1,240,287
Chico’s FAS, Inc.	418,325	5,823,084
Collective Brands, Inc.(a)	146,150	1,971,564
Dick’s Sporting Goods, Inc.(a)	216,750	7,614,428
Foot Locker, Inc.	365,250	7,622,767
Guess?, Inc.	151,675	5,173,634
Office Depot, Inc.(a)	673,050	1,749,930
PetSmart, Inc.	269,200	11,354,856
RadioShack Corp.	236,900	3,082,069
Rent-A-Center, Inc.	151,050	4,256,589
Tractor Supply Co.	171,525	10,526,489
Williams-Sonoma, Inc.	249,250	8,252,667

Total		99,091,983
Textiles, Apparel & Luxury Goods 2.0%
Deckers Outdoor Corp.(a)	91,825	8,168,752
Fossil, Inc.(a)	118,675	11,465,192
Hanesbrands, Inc.(a)	229,150	6,544,524
PVH Corp.	159,875	10,657,267
Timberland Co. (The), Class A(a)	93,400	4,010,596
Under Armour, Inc., Class A(a)	84,700	6,001,842
Warnaco Group, Inc. (The)(a)	104,450	5,572,408

Total		52,420,581
Total Consumer Discretionary		351,468,133
Consumer Staples 4.7%
Beverages 0.5%
Hansen Natural Corp.(a)	163,700	13,966,884
Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.(a)	129,800	6,596,436
Ruddick Corp.	101,500	4,150,335

Total		10,746,771
Food Products 2.7%
Corn Products International, Inc.	181,150	8,470,574
Flowers Foods, Inc.	266,762	5,081,816
Green Mountain Coffee Roasters, Inc.(a)	296,475	31,052,791
Lancaster Colony Corp.	44,950	2,724,869
Ralcorp Holdings, Inc.(a)	130,675	11,312,535
Smithfield Foods, Inc.(a)	394,225	8,641,412
Tootsie Roll Industries, Inc.	59,287	1,502,333

Total		68,786,330

The accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Consumer Staples (cont.)
Household Products 1.0%
Church & Dwight Co., Inc.	339,400	$14,777,476
Energizer Holdings, Inc.(a)	165,450	12,488,166

Total		27,265,642
Tobacco 0.1%
Universal Corp.	54,975	2,237,482
Total Consumer Staples		123,003,109
Energy 7.1%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc.(a)	133,800	5,631,642
CARBO Ceramics, Inc.	45,100	7,222,765
Dresser-Rand Group, Inc.(a)	189,385	8,039,393
Dril-Quip, Inc.(a)	81,800	5,292,460
Exterran Holdings, Inc.(a)	151,749	1,796,708
Helix Energy Solutions Group, Inc.(a)	251,675	4,250,791
Oceaneering International, Inc.	257,675	11,000,146
Oil States International, Inc.(a)	121,600	8,035,328
Patterson-UTI Energy, Inc.	366,850	8,965,814
Superior Energy Services, Inc.(a)	189,125	6,679,895
Tidewater, Inc.	123,150	6,600,840
Unit Corp.(a)	94,925	4,526,973

Total		78,042,755
Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	504,150	10,239,286
Bill Barrett Corp.(a)	112,050	5,372,798
Cimarex Energy Co.	203,075	14,436,602
Comstock Resources, Inc.(a)	113,075	2,301,076
Energen Corp.	171,125	8,402,238
Forest Oil Corp.(a)	269,725	5,251,546
HollyFrontier Corp.	247,299	17,746,176
Northern Oil and Gas, Inc.(a)(b)	128,900	2,632,138
Overseas Shipholding Group, Inc.(b)	63,650	1,134,880
Patriot Coal Corp.(a)	216,725	3,192,359
Plains Exploration & Production Co.(a)	334,750	9,844,997
Quicksilver Resources, Inc.(a)	280,300	2,671,259
SM Energy Co.	151,050	11,555,325
Southern Union Co.	296,075	12,399,621

Total		107,180,301
Total Energy		185,223,056
Financials 18.7%
Capital Markets 1.9%
Affiliated Managers Group, Inc.(a)	123,575	10,770,797
Apollo Investment Corp.	465,125	4,227,986
Eaton Vance Corp.	281,525	6,872,025
Greenhill & Co., Inc.	60,575	2,152,230
Jefferies Group, Inc.	338,375	5,552,734
Raymond James Financial, Inc.	240,280	6,747,063
SEI Investments Co.	342,975	5,868,302
Waddell & Reed Financial, Inc., Class A	205,000	6,400,100

Total		48,591,237
Commercial Banks 3.2%
Associated Banc-Corp.	411,462	4,526,082
BancorpSouth, Inc.	174,425	1,969,258

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Commercial Banks (cont.)
Bank of Hawaii Corp.	113,250	$4,707,802
Cathay General Bancorp	186,700	2,393,494
City National Corp.	112,375	5,044,514
Commerce Bancshares, Inc.	184,092	7,284,520
Cullen/Frost Bankers, Inc.	145,425	7,415,221
East West Bancorp, Inc.	353,075	5,892,822
FirstMerit Corp.	259,374	3,231,800
Fulton Financial Corp.	473,075	4,338,098
Hancock Holding Co.	198,275	6,192,128
International Bancshares Corp.	125,375	1,962,119
Prosperity Bancshares, Inc.	111,325	4,213,651
SVB Financial Group(a)	101,825	4,692,096
Synovus Financial Corp.	1,864,350	2,703,308
TCF Financial Corp.	377,575	3,941,883
Trustmark Corp.	135,200	2,906,800
Valley National Bancorp(b)	403,253	4,794,678
Webster Financial Corp.	174,575	3,159,807
Westamerica Bancorporation	68,550	2,907,206

Total		84,277,287
Diversified Financial Services 0.4%
MSCI, Inc., Class A(a)	285,225	9,860,228
Insurance 4.0%
American Financial Group, Inc.	179,300	5,967,104
Arthur J Gallagher & Co.	262,250	7,398,072
Aspen Insurance Holdings Ltd.(c)	168,050	4,034,880
Brown & Brown, Inc.	278,275	5,846,558
Everest Re Group Ltd.(c)	128,900	10,402,230
Fidelity National Financial, Inc., Class A	530,075	9,005,974
First American Financial Corp.	249,700	3,807,925
Hanover Insurance Group, Inc. (The)	107,875	3,831,720
HCC Insurance Holdings, Inc.	269,900	7,891,876
Kemper Corp.	116,250	2,980,650
Mercury General Corp.	84,600	3,342,546
Old Republic International Corp.	605,508	6,018,750
Protective Life Corp.	203,475	3,863,990
Reinsurance Group of America, Inc.	175,475	9,365,101
StanCorp Financial Group, Inc.	107,400	3,281,070
Transatlantic Holdings, Inc.	148,325	7,509,695
WR Berkley Corp.	275,745	8,517,763

Total		103,065,904
Real Estate Investment Trusts (REITs) 7.9%
Alexandria Real Estate Equities, Inc.	146,625	10,675,766
BRE Properties, Inc.	174,325	8,761,574
Camden Property Trust	166,625	11,133,882
Corporate Office Properties Trust	168,800	4,522,152
Cousins Properties, Inc.	246,023	1,776,286
Duke Realty Corp.	599,775	7,119,329
Equity One, Inc.	147,000	2,647,470
Essex Property Trust, Inc.	77,375	11,107,181
Federal Realty Investment Trust	147,775	13,381,026
Highwoods Properties, Inc.	171,225	5,609,331
Hospitality Properties Trust	293,075	6,881,401
Liberty Property Trust	273,600	9,285,984
Macerich Co. (The)	310,765	15,239,916
Mack-Cali Realty Corp.	206,425	6,430,139

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Real Estate Investment Trusts (REITs) (cont.)
Omega Healthcare Investors, Inc.	241,250	$4,378,688
Potlatch Corp.	95,306	3,198,469
Rayonier, Inc.	288,952	12,118,668
Realty Income Corp.	301,100	10,442,148
Regency Centers Corp.	213,425	8,805,915
Senior Housing Properties Trust	360,550	8,577,485
SL Green Realty Corp.	196,800	14,216,832
Taubman Centers, Inc.	132,650	7,644,620
UDR, Inc.	519,980	13,888,666
Weingarten Realty Investors	286,675	6,986,270

Total		204,829,198
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	101,925	6,819,802
Thrifts & Mortgage Finance 1.0%
Astoria Financial Corp.	196,425	2,005,499
First Niagara Financial Group, Inc.	719,863	7,745,726
New York Community Bancorp, Inc.	1,038,328	13,300,982
Washington Federal, Inc.	263,727	3,963,817

Total		27,016,024
Total Financials		484,459,680
Health Care 10.9%
Biotechnology 1.1%
United Therapeutics Corp.(a)	121,325	5,235,174
Vertex Pharmaceuticals, Inc.(a)	489,075	22,140,425

Total		27,375,599
Health Care Equipment & Supplies 3.1%
Cooper Companies, Inc. (The)	111,425	8,386,960
Gen-Probe, Inc.(a)	113,825	6,826,085
Hill-Rom Holdings, Inc.	149,975	4,544,243
Hologic, Inc.(a)	620,900	10,331,776
IDEXX Laboratories, Inc.(a)	136,150	10,862,047
Kinetic Concepts, Inc.(a)	146,225	9,876,036
Masimo Corp.	141,875	3,500,056
ResMed, Inc.(a)	363,050	11,243,658
STERIS Corp.	140,600	4,524,508
Teleflex, Inc.	95,625	5,500,350
Thoratec Corp.(a)	135,825	4,653,365

Total		80,249,084
Health Care Providers & Services 3.5%
AMERIGROUP Corp.(a)	117,775	5,826,329
Catalyst Health Solutions, Inc.(a)	118,150	6,347,018
Community Health Systems, Inc.(a)	223,050	4,541,298
Health Management Associates, Inc., Class A(a)	601,075	4,940,836
Health Net, Inc.(a)	214,850	5,304,646
Henry Schein, Inc.(a)	219,025	14,435,938
Kindred Healthcare, Inc.(a)	122,775	1,588,709
LifePoint Hospitals, Inc.(a)	124,625	4,573,738
Lincare Holdings, Inc.	224,850	4,841,020
Mednax, Inc.(a)	114,025	7,446,973
Omnicare, Inc.	275,275	8,178,420
Owens & Minor, Inc.	151,350	4,455,744
Universal Health Services, Inc., Class B	231,900	9,647,040

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Health Care Providers & Services (cont.)
VCA Antech, Inc.(a)	205,175	$3,797,789
WellCare Health Plans, Inc.(a)	101,050	4,631,122

Total		90,556,620
Health Care Technology 0.3%
Allscripts-Misys Healthcare Solutions, Inc.(a)	451,625	8,108,927
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A(a)	46,525	4,668,319
Charles River Laboratories International, Inc.(a)	122,650	4,062,168
Covance, Inc.(a)	144,025	7,137,879
Mettler-Toledo International, Inc.(a)	76,300	12,152,301
Pharmaceutical Product Development, Inc.	268,850	8,463,398
Techne Corp.	88,150	6,388,230

Total		42,872,295
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.(a)	276,700	8,829,497
Medicis Pharmaceutical Corp., Class A	146,575	5,701,768
Perrigo Co.	198,125	18,770,362

Total		33,301,627
Total Health Care		282,464,152
Industrials 14.3%
Aerospace & Defense 1.0%
Alliant Techsystems, Inc.	79,650	5,055,385
BE Aerospace, Inc.(a)	244,800	8,526,384
Esterline Technologies Corp.(a)	72,533	5,461,010
Huntington Ingalls Industries, Inc.(a)	115,800	3,467,052
Triumph Group, Inc.	90,800	4,756,104

Total		27,265,935
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.(c)	243,700	3,300,917
Airlines 0.3%
Alaska Air Group, Inc.(a)	85,050	4,909,937
JetBlue Airways Corp.(a)	482,555	2,099,114

Total		7,009,051
Building Products 0.1%
Lennox International, Inc.	106,350	3,320,247
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	110,625	2,843,062
Clean Harbors, Inc.(a)	109,350	5,890,684
Copart, Inc.(a)	141,850	6,105,224
Corrections Corp. of America(a)	254,750	5,780,277
Deluxe Corp.	122,075	2,701,520
Herman Miller, Inc.	136,025	2,702,817
HNI Corp.	106,200	2,189,844
Mine Safety Appliances Co.	73,850	2,281,965
Rollins, Inc.	150,515	3,147,269
Waste Connections, Inc.	269,662	9,327,609

Total		42,970,271
Construction & Engineering 1.1%
Aecom Technology Corp.(a)	283,000	6,429,760
Granite Construction, Inc.	80,725	1,673,429

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Construction & Engineering (cont.)
KBR, Inc.	359,800	$10,811,990
Shaw Group, Inc. (The)(a)	171,425	3,995,917
URS Corp.(a)	186,700	6,547,569

Total		29,458,665
Electrical Equipment 1.8%
Acuity Brands, Inc.	102,825	4,734,063
AMETEK, Inc.	381,800	14,920,744
General Cable Corp.(a)	123,850	3,734,078
Hubbell, Inc., Class B	143,050	8,458,546
Regal-Beloit Corp.	98,435	5,786,994
Thomas & Betts Corp.(a)	124,475	5,437,068
Woodward, Inc.	140,450	4,553,389

Total		47,624,882
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	145,325	5,698,193
Machinery 4.7%
AGCO Corp.(a)	225,075	9,642,213
Crane Co.	109,425	4,623,206
Donaldson Co., Inc.	181,225	10,688,650
Gardner Denver, Inc.	124,125	9,779,809
Graco, Inc.	143,987	5,684,607
Harsco Corp.	191,525	4,378,262
IDEX Corp.	196,775	7,316,094
Kennametal, Inc.	194,200	7,158,212
Lincoln Electric Holdings, Inc.	200,275	6,815,358
Nordson Corp.	162,025	7,112,898
Oshkosh Corp.(a)	216,275	4,264,943
Pentair, Inc.	233,650	8,018,868
SPX Corp.	121,075	6,887,957
Terex Corp.(a)	260,200	4,197,026
Timken Co.	192,925	7,591,599
Trinity Industries, Inc.	189,675	5,227,443
Valmont Industries, Inc.	50,800	4,700,524
Wabtec Corp.	114,625	6,979,516

Total		121,067,185
Marine 0.4%
Alexander & Baldwin, Inc.	98,750	4,189,962
Kirby Corp.(a)	132,025	7,266,656

Total		11,456,618
Professional Services 0.9%
Corporate Executive Board Co. (The)	81,950	2,697,794
FTI Consulting, Inc.(a)	99,825	3,631,633
Korn/Ferry International(a)	111,500	1,812,990
Manpower, Inc.	195,150	7,860,642
Towers Watson & Co.	107,125	6,319,304

Total		22,322,363
Road & Rail 1.3%
Con-way, Inc.	131,575	3,367,004
JB Hunt Transport Services, Inc.	205,525	8,260,050
Kansas City Southern(a)	260,525	14,110,034
Landstar System, Inc.	113,675	4,602,701
Werner Enterprises, Inc.	105,418	2,454,131

Total		32,793,920

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Trading Companies & Distributors 0.7%
GATX Corp.	110,150	$3,994,039
MSC Industrial Direct Co., Class A	107,300	6,617,191
United Rentals, Inc.(a)	148,400	2,475,312
Watsco, Inc.	67,225	4,009,971

Total		17,096,513
Total Industrials		371,384,760
Information Technology 14.8%
Communications Equipment 1.2%
ADTRAN, Inc.	153,525	4,768,487
Ciena Corp.(a)	225,550	2,760,732
Plantronics, Inc.	114,200	3,660,110
Polycom, Inc.(a)	418,975	9,971,605
Riverbed Technology, Inc.(a)	364,425	9,030,451

Total		30,191,385
Computers & Peripherals 0.5%
Diebold, Inc.	155,000	4,439,200
NCR Corp.(a)	376,550	6,487,957
QLogic Corp.(a)	248,725	3,474,688

Total		14,401,845
Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.(a)	275,550	8,597,160
Avnet, Inc.(a)	362,725	9,517,904
Ingram Micro, Inc., Class A(a)	382,300	6,820,232
Itron, Inc.(a)	96,375	3,837,653
National Instruments Corp.	211,918	5,389,075
Tech Data Corp.(a)	110,175	5,187,039
Trimble Navigation Ltd.(a)	291,125	10,812,382
Vishay Intertechnology, Inc.(a)	392,725	4,477,065

Total		54,638,510
Internet Software & Services 1.1%
AOL, Inc.(a)	253,875	3,955,373
Digital River, Inc.(a)	94,150	1,894,298
Equinix, Inc.(a)	111,200	10,457,248
Rackspace Hosting, Inc.(a)	236,350	8,640,956
ValueClick, Inc.(a)	186,800	2,858,040

Total		27,805,915
IT Services 2.4%
Acxiom Corp.(a)	192,650	2,113,371
Alliance Data Systems Corp.(a)	121,125	11,314,286
Broadridge Financial Solutions, Inc.	292,875	6,097,657
Convergys Corp.(a)	288,075	3,067,999
CoreLogic, Inc.(a)	259,150	2,959,493
DST Systems, Inc.	84,950	3,985,854
Gartner, Inc.(a)	205,500	7,319,910
Global Payments, Inc.	190,100	8,712,283
Jack Henry & Associates, Inc.	204,950	5,992,738
Lender Processing Services, Inc.	205,050	3,617,082
Mantech International Corp., Class A	53,925	2,021,648
NeuStar, Inc., Class A(a)	175,025	4,375,625

Total		61,577,946

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Office Electronics 0.2%
Zebra Technologies Corp., Class A(a)	129,725	$4,661,019
Semiconductors & Semiconductor Equipment 3.1%
Atmel Corp.(a)	1,086,150	9,894,826
Cree, Inc.(a)	274,260	8,894,252
Cypress Semiconductor Corp.(a)	398,925	6,318,972
Fairchild Semiconductor International, Inc.(a)	302,950	4,017,117
Integrated Device Technology, Inc.(a)	351,792	1,991,143
International Rectifier Corp.(a)	165,625	3,774,594
Intersil Corp., Class A	298,250	3,349,347
Lam Research Corp.(a)	295,550	10,982,638
RF Micro Devices, Inc.(a)	657,300	4,081,833
Semtech Corp.(a)	154,900	3,304,017
Silicon Laboratories, Inc.(a)	105,700	3,654,049
Skyworks Solutions, Inc.(a)	442,025	9,118,976
Varian Semiconductor Equipment Associates, Inc.(a)	179,050	10,973,079

Total		80,354,843
Software 4.2%
ACI Worldwide, Inc.(a)	79,325	2,372,611
Advent Software, Inc.(a)	77,175	1,789,688
ANSYS, Inc.(a)	217,975	11,766,290
Cadence Design Systems, Inc.(a)	638,500	5,899,740
Concur Technologies, Inc.(a)	111,375	4,657,703
Factset Research Systems, Inc.	109,550	9,629,445
Fair Isaac Corp.	94,575	2,416,391
Informatica Corp.(a)	251,125	10,492,002
Mentor Graphics Corp.(a)	263,700	2,950,803
MICROS Systems, Inc.(a)	192,575	9,178,125
Parametric Technology Corp.(a)	281,875	5,073,750
Quest Software, Inc.(a)	144,550	2,490,597
Rovi Corp.(a)	268,125	13,108,631
Solera Holdings, Inc.	167,725	9,837,071
Synopsys, Inc.(a)	348,250	9,012,710
TIBCO Software, Inc.(a)	383,925	8,592,242

Total		109,267,799
Total Information Technology		382,899,262
Materials 7.0%
Chemicals 3.4%
Albemarle Corp.	217,700	11,039,567
Ashland, Inc.	187,875	9,959,254
Cabot Corp.	155,675	5,359,890
Cytec Industries, Inc.	116,825	5,303,855
Intrepid Potash, Inc.(a)	105,325	3,604,222
Lubrizol Corp.	152,650	20,569,587
Minerals Technologies, Inc.	43,375	2,516,184
NewMarket Corp.	22,675	3,802,144
Olin Corp.	189,200	3,772,648
RPM International, Inc.	309,650	6,453,106
Scotts Miracle-Gro Co., Class A	106,425	5,167,998
Sensient Technologies Corp.	118,850	4,320,197
Valspar Corp.	222,400	7,181,296

Total		89,049,948

Issuer	Shares	Value
Common Stocks (continued)
Materials (cont.)
Construction Materials 0.3%
Martin Marietta Materials, Inc.	108,225	$7,665,577
Containers & Packaging 1.7%
AptarGroup, Inc.	159,575	8,055,346
Greif, Inc., Class A	74,000	4,133,640
Packaging Corp. of America	238,125	6,036,469
Rock-Tenn Co., Class A	161,550	8,670,388
Silgan Holdings, Inc.	116,475	4,417,897
Sonoco Products Co.	236,675	7,476,563
Temple-Inland, Inc.	257,150	6,223,030

Total		45,013,333
Metals & Mining 1.2%
Carpenter Technology Corp.	104,500	5,274,115
Commercial Metals Co.	274,050	3,220,088
Compass Minerals International, Inc.	78,050	5,901,360
Reliance Steel & Aluminum Co.	177,625	7,360,780
Steel Dynamics, Inc.	518,550	6,601,141
Worthington Industries, Inc.	132,250	2,149,063

Total		30,506,547
Paper & Forest Products 0.4%
Domtar Corp.	97,425	7,825,176
Louisiana-Pacific Corp.(a)	313,750	2,092,713

Total		9,917,889
Total Materials		182,153,294
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, inc.(a)	357,725	6,900,515
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	216,466	5,548,024
Total Telecommunication Services		12,448,539
Utilities 6.0%
Electric Utilities 1.9%
Cleco Corp.	144,775	5,143,856
DPL, Inc.	277,625	8,306,540
Great Plains Energy, Inc.	322,754	6,309,841
Hawaiian Electric Industries, Inc.	226,225	5,433,924
IDACORP, Inc.	117,675	4,495,185
NV Energy, Inc.	559,950	8,354,454
PNM Resources, Inc.	205,775	3,078,394
Westar Energy, Inc.	269,925	7,193,501

Total		48,315,695
Gas Utilities 1.8%
AGL Resources, Inc.	185,800	7,695,836
Atmos Energy Corp.	214,450	7,192,653
National Fuel Gas Co.	196,325	12,044,539
Questar Corp.	421,375	7,896,567
UGI Corp.	265,075	7,888,632
WGL Holdings, Inc.	121,625	5,030,410

Total		47,748,637
Multi-Utilities 2.0%
Alliant Energy Corp.	263,400	10,686,138
Black Hills Corp.	93,575	2,863,395
MDU Resources Group, Inc.	448,230	9,565,228

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Utilities (cont.)
Multi-Utilities (cont.)
NSTAR	245,925	$11,243,691
OGE Energy Corp.	232,450	11,634,123
Vectren Corp.	194,000	5,309,780

Total		51,302,355
Water Utilities 0.3%
Aqua America, Inc.	328,149	7,245,530
Total Utilities		154,612,217
Total Common Stocks
(Cost: $2,175,824,027)		$2,530,116,202

Money Market Fund 1.8%
Columbia Short-Term Cash Fund, 0.139%(d)(e)	46,726,874	46,726,874
Total Money Market Fund (Cost: $46,726,874)		$46,726,874

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 0.5%
Repurchase Agreements 0.5%
UBS Securities LLC dated 08/31/11, matures 09/01/11 repurchase price $11,926,177(f)
	0.080%	$11,926,150	$11,926,150
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $11,926,150)			$11,926,150
Total Investments
(Cost: $2,234,477,051)			$2,588,769,226
Other Assets & Liabilities, Net			4,971,465
Net Assets			$2,593,740,691

At August 31, 2011, $7,415,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at August 31, 2011

Contract Description	Number of Contracts Long	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P Mid Cap 400 Index	720	$62,956,800	September 2011	$797,227	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At August 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $17,738,027 or 0.68% of net assets.

(d)	The rate shown is the seven-day current annualized yield at August 31, 2011.

(e)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$85,773,136	$(39,046,262)	$—	$46,726,874	$5,019	$46,726,874

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

UBS Securities LLC (0.080%)
Security Description	Value
Fannie Mae Pool	$8,624,651
Freddie Mac Gold Pool	3,425,263
Freddie Mac Non Gold Pool	114,759
Total Market Value of Collateral Securities	$12,164,673

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$351,468,133	$—	$—	$351,468,133
Consumer Staples	123,003,109	—	—	123,003,109
Energy	185,223,056	—	—	185,223,056
Financials	484,459,680	—	—	484,459,680
Health Care	282,464,152	—	—	282,464,152
Industrials	371,384,760	—	—	371,384,760
Information Technology	382,899,262	—	—	382,899,262
Materials	182,153,294	—	—	182,153,294
Telecommunication Services	12,448,539	—	—	12,448,539
Utilities	154,612,217	—	—	154,612,217
Total Equity Securities	2,530,116,202	—	—	2,530,116,202
Other
Affiliated Money Market Fund(c)	46,726,874	—	—	46,726,874
Investments of Cash Collateral Received for Securities on Loan	—	11,926,150	—	11,926,150
Total Other	46,726,874	11,926,150	—	58,653,024
Investments in Securities	2,576,843,076	11,926,150	—	2,588,769,226
Derivatives(d)
Assets
Futures Contracts	797,227	—	—	797,227
Total	$2,577,640,303	$11,926,150	$—	$2,589,566,453

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,175,824,027)	$2,530,116,202
Affiliated issuers (identified cost $46,726,874)	46,726,874
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $11,926,150)	11,926,150
Total investments (identified cost $2,234,477,051)	2,588,769,226
Margin deposits on futures contracts	7,415,000
Receivable for:
Capital shares sold	3,593,723
Investments sold	4,711,689
Dividends	2,571,407
Variation margin on futures contracts	561,690
Expense reimbursement due from Investment Manager	782,061
Total assets	2,608,404,796

Liabilities
Due upon return of securities on loan	11,926,150
Payable for:
Investments purchased	855,014
Capital shares purchased	1,036,527
Investment management fees	7,077
Distribution and service fees	2,430
Transfer agent fees	581,127
Administration fees	7,077
Other expenses	248,703
Total liabilities	14,664,105
Net assets applicable to outstanding capital stock	$2,593,740,691

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities (continued) – Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$2,197,872,384
Undistributed net investment income	15,264,249
Accumulated net realized gain	25,514,656
Unrealized appreciation (depreciation) on:
Investments	354,292,175
Futures contracts	797,227
Total — representing net assets applicable to outstanding capital stock	$2,593,740,691
* Value of securities on loan	$11,418,375
Net assets applicable to outstanding shares
Class A	$356,249,079
Class I	$2,674
Class Z	$2,237,488,938
Shares outstanding
Class A	32,569,861
Class I	245
Class Z	205,014,693
Net asset value per share
Class A	$10.94
Class I	$10.91
Class Z	$10.91

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Operations – Columbia Mid Cap Index Fund

Six Months Ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$18,582,140
Interest	5,291
Dividends from affiliates	5,019
Total income	18,592,450
Expenses:
Investment management fees	1,422,496
Distribution and service fees — Class A	455,547
Transfer agent fees
Class A	217,610
Class Z	1,482,011
Administration fees	1,364,163
Compensation of board members	24,578
Pricing and bookkeeping fees	60,484
Custodian fees	35,900
Printing and postage fees	140,548
Registration fees	33,158
Professional fees	38,639
Chief compliance officer expenses	348
Other	32,139
Total expenses	5,307,621
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,012,315)
Earnings credits on cash balances	(77)
Total net expenses	3,295,229
Net investment income	15,297,221

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	50,019,341
Futures contracts	(4,170,379)
Net realized gain	45,848,962
Net change in unrealized appreciation (depreciation) on:
Investments	(320,416,619)
Futures contracts	(1,282,746)
Net change in unrealized depreciation	(321,699,365)
Net realized and unrealized loss	(275,850,403)
Net decrease in net assets from operations	$(260,553,182)

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets – Columbia Mid Cap Index Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)

Operations
Net investment income	$15,297,221	$24,037,045
Net realized gain	45,848,962	110,030,452
Net change in unrealized appreciation (depreciation)	(321,699,365)	530,989,694
Net change in net assets resulting from operations	(260,553,182)	665,057,191
Distributions to shareholders from:
Net investment income
Class A	—	(2,107,030)
Class I	(1)	(26)
Class Z	(934,686)	(21,678,975)
Net realized gains
Class A	(8,708,084)	(1,223,725)
Class I	(71)	(12)
Class Z	(58,742,998)	(9,765,119)
Total distributions to shareholders	(68,385,840)	(34,774,887)
Increase in net assets from share transactions	103,497,749	229,495,259
Total increase (decrease) in net assets	(225,441,273)	859,777,563
Net assets at beginning of period	2,819,181,964	1,959,404,401
Net assets at end of period	$2,593,740,691	$2,819,181,964
Undistributed net investment income	$15,264,249	$901,715

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Changes in Net Assets (continued) – Columbia Mid Cap Index Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	10,657,499	128,876,448	17,066,820	180,579,120
Distributions reinvested	733,731	8,540,630	284,194	3,250,276
Redemptions	(6,381,419)	(76,116,706)	(7,622,051)	(80,137,504)
Net increase	5,009,811	61,300,372	9,728,963	103,691,892
Class I shares
Subscriptions	—	—	245	2,500
Net increase	—	—	245	2,500
Class Z shares
Subscriptions	21,123,016	253,371,016	47,413,396	499,135,492
Distributions reinvested	3,525,779	40,934,297	1,768,997	20,094,343
Redemptions	(21,384,231)	(252,107,936)	(37,856,190)	(393,428,968)
Net increase	3,264,564	42,197,377	11,326,203	125,800,867
Total net increase	8,274,375	103,497,749	21,055,411	229,495,259

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights – Columbia Mid Cap Index Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,						Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011		2010		2009
Class A
Per share data
Net asset value, beginning of period	$12.33		$9.44		$5.73		$10.86		$12.61	$12.49		$10.92
Income from investment operations:
Net investment income	0.05		0.09		0.09		0.12		0.14	0.12		0.12
Net realized and unrealized gain (loss) on investments	(1.15)		2.94		3.71		(4.55)		(0.64)	0.64		2.15
Total from investment operations	(1.10)		3.03		3.80		(4.43)		(0.50)	0.76		2.27
Less distributions to shareholders from:
Net investment income	—		(0.09)		(0.09)		(0.14)		(0.12)	(0.10)		(0.12)
Net realized gains	(0.29)		(0.05)		—		(0.56)		(1.13)	(0.54)		(0.58)
Total distributions to shareholders	(0.29)		(0.14)		(0.09)		(0.70)		(1.25)	(0.64)		(0.70)
Net asset value, end of period	$10.94		$12.33		$9.44		$5.73		$10.86	$12.61		$12.49
Total return	(9.07%	)	32.16%		66.35%		(42.11%	)	(4.94% )	6.61%	(b)	21.37%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.59%	(d)	0.50%		0.49%		0.49%	(e)	0.47%	0.48%	(d)	0.54%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.45%	(d)(g)	0.45%	(g)	0.43%	(g)	0.39%	(e)(g)	0.39% (g)	0.39%	(d)(g)	0.39%	(e)(g)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.59%	(d)	0.50%		0.49%		0.49%		0.47%	0.48%	(d)	0.54%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.45%	(d)(g)	0.45%	(g)	0.43%	(g)	0.39%	(g)	0.39% (g)	0.39%	(d)(g)	0.39%	(g)(h)
Net investment income	0.87%	(d)(g)	0.83%	(g)	1.10%	(g)	1.36%	(g)	1.13% (g)	1.08%	(d)(g)	1.00%	(g)
Supplemental data
Net assets, end of period (in thousands)	$356,249		$339,724		$168,264		$59,374		$72,095	$49,555		$18,115
Portfolio turnover	8%		10%		15%		28%		26%	18%		24%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	During the year ended February 28, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. This reimbursement had an impact of less than 0.01% on total return.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.45%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Mid Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)

Class I
Per share data
Net asset value, beginning of period	$12.29		$10.19
Income from investment operations:
Net investment income	0.07		0.04
Net realized and unrealized gain (loss) on investments	(1.16)		2.22
Total from investment operations	(1.09)		2.26
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.11)
Net realized gains	(0.29)		(0.05)
Total distributions to shareholders	(0.29)		(0.16)
Net asset value, end of period	$10.91		$12.29
Total return	(8.98%	)	22.27%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.21%	(d)	0.23%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.19%	(d)(f)	0.19%	(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.21%	(d)	0.23%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.19%	(d)(f)	0.19%	(d)(f)
Net investment income	1.12%	(d)(f)	0.92%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	8%		10%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Mid Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,						Year ended Feb. 29, 2008	Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011		2010		2009
Class Z
Per share data
Net asset value, beginning of period	$12.29		$9.41		$5.71		$10.84		$12.61	$12.52		$10.94
Income from investment operations:
Net investment income	0.07		0.11		0.11		0.15		0.17	0.14		0.14
Net realized and unrealized gain (loss) on investments	(1.16)		2.93		3.69		(4.55)		(0.64)	0.64		2.17
Total from investment operations	(1.09)		3.04		3.80		(4.40)		(0.47)	0.78		2.31
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.11)		(0.10)		(0.17)		(0.17)	(0.15)		(0.15)
Net realized gains	(0.29)		(0.05)		—		(0.56)		(1.13)	(0.54)		(0.58)
Total distributions to shareholders	(0.29)		(0.16)		(0.10)		(0.73)		(1.30)	(0.69)		(0.73)
Net asset value, end of period	$10.91		$12.29		$9.41		$5.71		$10.84	$12.61		$12.52
Total return	(8.98%	)	32.45%		66.71%		(41.92%	)	(4.75% )	6.82%(c	)	21.71%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.34%	(e)	0.25%		0.24%		0.24%	(f)	0.22%	0.23%	(e)	0.29%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.20%	(e)(h)	0.20%	(h)	0.18%	(h)	0.14%	(f)(h)	0.14% (h)	0.14%	(e)(h)	0.14%	(f)(h)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.34%	(e)	0.25%		0.24%		0.24%		0.22%	0.23%	(e)	0.29%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.20%	(e)(h)	0.20%	(h)	0.18%	(h)	0.14%	(h)	0.14% (h)	0.14%	(e)(h)	0.14%	(h)(i)
Net investment income	1.11%	(e)(h)	1.08%	(h)	1.36%	(h)	1.59%	(h)	1.38% (h)	1.30%	(e)(h)	1.25%	(h)
Supplemental data
Net assets, end of period (in thousands)	$2,237,489		$2,479,455		$1,791,140		$971,538		$1,875,184	$2,033,709		$1,996,247
Portfolio turnover	8%		10%		15%		28%		26%	18%		24%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)	During the year ended February 28, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. The reimbursement had an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.20%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

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Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought equity index futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011

Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$797,227*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$(4,170,379)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$(1,282,746)

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Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Futures Contracts	3,431

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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Columbia Mid Cap Index Fund

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Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

Prior to July 25, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 25, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2011, other expenses paid to this company were $2,897.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

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Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class I	0.19
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class I	0.19
Class Z	0.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

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Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $2,234,477,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$575,342,000
Unrealized depreciation	(221,050,000)

Net unrealized appreciation	$354,292,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $291,158,022 and $216,464,127, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective July 25, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $11,418,375 were on loan, secured by cash collateral of $11,926,150 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 25, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 25, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through July 25, 2011, these credits reduced total expenses by $77.

Note 8. Affiliated Money Market Fund

Effective July 25, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund

24

Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011 two shareholder accounts owned 55.3% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 25, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007

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Columbia Mid Cap Index Fund

August 31, 2011 (Unaudited)

summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Mid Cap Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

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Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1695 C (10/11)

Columbia Small Cap Index Fund

Semiannual Report for the Period Ended August 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

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A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Index Fund

Average annual total return as of 08/31/11 (%)

Share class	A	B		R4	Z
Inception	10/15/96	3/7/11		3/7/11	10/15/96
Sales charge	without	without	with	without	without
6-month (cumulative)	–8.29	n/a	n/a	n/a	–8.21
1-year	23.98	n/a	n/a	n/a	24.20
5-year	2.36	n/a	n/a	n/a	2.61
10-year/Life	6.54	–7.71	–12.22	–7.35	6.80

The “with sales charge” returns include the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class R4 and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R4 and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class B and Class R4 shares were initially offered on March 7, 2011.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–8.29% Class A shares

–8.10% S&P SmallCap 600 Index[1]

Net asset value per share

as of 08/31/11 ($)
Class A	16.12
Class B	16.05
Class R4	16.16
Class Z	16.18

Distributions declared per share

03/01/11 – 08/31/11 ($)
Class A	0.45
Class B	0.45
Class R4	0.45
Class Z	0.45

Sector Breakdown[a]

as of August 31, 2011 (%)
Consumer Discretionary	14.8
Consumer Staples	4.3
Energy	4.3
Financials	20.0
Health Care	12.0
Industrials	15.3
Information Technology	17.9
Materials	5.2
Telecommunication Services	0.6
Utilities	4.4
Other[b]	1.2

[a]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

[b]	Cash & Cash Equivalents.

[1]

The Standard & Poor’s (S&P) SmallCap 600 Index tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE AMEX and the NASDAQ Stock Market. The S&P Small Cap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Small Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

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For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund’s annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	917.10		1,022.87	2.17		2.29	0.45
Class B	1,000.00	1,000.00	922.90	*	1,019.10	5.58	*	6.09	1.20
Class R4	1,000.00	1,000.00	926.50	*	1,022.87	2.10	*	2.29	0.45
Class Z	1,000.00	1,000.00	917.90		1,024.13	0.96		1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	For the period from March 7, 2011 through August 31, 2011. Class B and Class R4 shares commenced operations on March 7, 2011.

2

Portfolio of Investments – Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.4%
Consumer Discretionary 14.7%
Auto Components 0.3%
Drew Industries, Inc.	85,833	$1,708,935
Spartan Motors, Inc.	148,668	680,899
Standard Motor Products, Inc.(a)	87,870	1,157,248
Superior Industries International, Inc.(a)	104,894	1,806,275

Total		5,353,357
Automobiles 0.1%
Winnebago Industries, Inc.(a)(b)	130,205	1,022,109
Distributors 0.3%
Audiovox Corp., Class A(b)	83,558	535,607
Pool Corp.	215,373	5,584,622

Total		6,120,229
Diversified Consumer Services 1.0%
American Public Education, Inc.(b)	79,955	3,295,745
Capella Education Co.(b)	70,314	2,248,642
Coinstar, Inc.(a)(b)	140,250	6,393,998
Corinthian Colleges, Inc.(a)(b)	378,300	832,260
Hillenbrand, Inc.	280,296	5,718,038
Lincoln Educational Services Corp.	100,950	992,339
Universal Technical Institute, Inc.(b)	94,008	1,368,756

Total		20,849,778
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc.(a)(b)	6,403	2,108,252
BJ’s Restaurants, Inc.(a)(b)	102,259	4,721,298
Boyd Gaming Corp.(a)(b)	250,725	1,567,031
Buffalo Wild Wings, Inc.(b)	81,924	5,048,976
CEC Entertainment, Inc.	88,730	2,755,954
Cracker Barrel Old Country Store, Inc.	102,720	4,351,219
DineEquity, Inc.(b)	71,228	2,984,453
Interval Leisure Group, Inc.(b)	182,394	2,298,164
Jack in the Box, Inc.(b)	207,645	4,312,787
Marcus Corp.	97,008	948,738
Monarch Casino & Resort, Inc.(b)	50,495	513,534
Multimedia Games Holdings Co., Inc.(b)	120,257	592,867
O’Charleys, Inc.(a)(b)	84,462	474,677
Papa John’s International, Inc.(b)	89,806	2,671,729
Peet’s Coffee & Tea, Inc.(a)(b)	57,311	3,338,366
PF Chang’s China Bistro, Inc.	102,130	3,078,198
Pinnacle Entertainment, Inc.(b)	276,835	3,798,176
Red Robin Gourmet Burgers, Inc.(b)	68,155	2,126,436
Ruby Tuesday, Inc.(b)	291,049	2,424,438
Ruth’s Hospitality Group, Inc.(a)(b)	138,439	732,342
Shuffle Master, Inc.(b)	241,966	2,143,819
Sonic Corp.(b)	276,313	2,561,422
Texas Roadhouse, Inc.	257,820	3,686,826

Total		59,239,702
Household Durables 0.9%
Blyth, Inc.	24,322	1,384,408
Ethan Allen Interiors, Inc.	128,652	2,211,528
Helen of Troy Ltd.(b)(c)	137,990	4,142,460
iRobot Corp.(b)	99,650	2,772,263
Kid Brands, Inc.(b)	96,786	361,012
La-Z-Boy, Inc.(b)	231,889	2,040,623
M/I Homes, Inc.(b)	83,642	689,210
Meritage Homes Corp.(b)	144,798	2,712,066

Issuer	Shares	Value
Common Stocks (continued)
Consumer Discretionary (cont.)
Household Durables (cont.)
Skyline Corp.(a)	30,767	$335,976
Standard Pacific Corp.(a)(b)	440,825	1,132,920
Universal Electronics, Inc.(b)	67,147	1,306,681

Total		19,089,147
Internet & Catalog Retail 0.5%
Blue Nile, Inc.(a)(b)	65,341	2,537,191
HSN, Inc.(b)	175,307	5,634,367
Nutrisystem, Inc.(a)	120,515	1,541,387
PetMed Express, Inc.(a)	96,730	979,875

Total		10,692,820
Leisure Equipment & Products 0.7%
Arctic Cat, Inc.(b)	54,745	858,402
Brunswick Corp.	398,104	6,325,872
Callaway Golf Co.(a)	287,974	1,618,414
JAKKS Pacific, Inc.(a)(b)	121,655	2,068,135
Sturm Ruger & Co., Inc.	84,362	2,806,724

Total		13,677,547
Media 0.7%
Arbitron, Inc.	121,312	4,555,266
EW Scripps Co., Class A(b)	140,141	1,177,184
Harte-Hanks, Inc.	173,950	1,382,901
Live Nation Entertainment, Inc.(b)	700,188	6,476,739

Total		13,592,090
Multiline Retail 0.1%
Fred’s, Inc., Class A(a)	175,758	2,012,429
Tuesday Morning Corp.(a)(b)	162,319	647,653

Total		2,660,082
Specialty Retail 4.4%
Big 5 Sporting Goods Corp.	98,293	730,317
Brown Shoe Co., Inc.(a)	198,271	1,631,770
Buckle, Inc. (The)(a)	118,543	4,670,594
Cabela’s, Inc.(a)(b)	182,296	4,274,841
Cato Corp. (The), Class A	131,875	3,346,988
Childrens Place Retail Stores, Inc. (The)(b)	115,594	4,961,295
Christopher & Banks Corp.	160,020	761,695
Coldwater Creek, Inc.(a)(b)	268,950	285,087
Finish Line, Inc., Class A (The)	241,134	4,846,793
Genesco, Inc.(b)	105,923	5,616,037
Group 1 Automotive, Inc.(a)	107,394	4,483,700
Haverty Furniture Companies, Inc.(a)	83,105	984,794
Hibbett Sports, Inc.(b)	122,138	4,575,290
HOT Topic, Inc.	200,075	1,656,621
JOS A Bank Clothiers, Inc.(a)(b)	123,523	6,330,554
Kirkland’s, Inc.(b)	70,355	651,487
Lithia Motors, Inc., Class A	97,960	1,848,505
Lumber Liquidators Holdings, Inc.(a)(b)	104,899	1,588,171
MarineMax, Inc.(b)	103,873	705,298
Men’s Wearhouse, Inc. (The)	230,184	6,654,619
Midas, Inc.(b)	63,459	510,845
Monro Muffler Brake, Inc.(a)	136,297	5,387,820
OfficeMax, Inc.(b)	384,371	2,410,006
PEP Boys — Manny, Moe & Jack(a)	235,516	2,326,898
Rue21, Inc.(a)(b)	67,625	1,694,683

The accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Consumer Discretionary (cont.)
Specialty Retail (cont.)
Select Comfort Corp.(b)	248,525	$3,946,577
Sonic Automotive, Inc., Class A	158,611	2,201,521
Stage Stores, Inc.	161,071	2,630,289
Stein Mart, Inc.(a)	124,604	882,196
Vitamin Shoppe, Inc.(b)	114,950	5,092,285
Zale Corp.(b)	103,506	422,305
Zumiez, Inc.(b)	94,265	1,742,960

Total		89,852,841
Textiles, Apparel & Luxury Goods 2.8%
Carter’s, Inc.(a)(b)	258,247	7,987,580
CROCS, Inc.(b)	395,788	10,828,760
Iconix Brand Group, Inc.(b)	326,115	6,385,332
K-Swiss, Inc., Class A(a)(b)	121,971	651,325
Liz Claiborne, Inc.(a)(b)	422,833	2,207,188
Maidenform Brands, Inc.(b)	104,651	2,660,228
Movado Group, Inc.	77,804	1,070,583
Oxford Industries, Inc.(a)	61,989	2,220,446
Perry Ellis International, Inc.(b)	56,264	1,292,947
Quiksilver, Inc.(b)	581,603	2,431,100
Skechers U.S.A., Inc., Class A(b)	158,075	2,549,750
Steven Madden Ltd.(b)	157,032	5,671,996
True Religion Apparel, Inc.(b)	115,248	3,515,064
Wolverine World Wide, Inc.	221,903	8,079,488

Total		57,551,787
Total Consumer Discretionary		299,701,489
Consumer Staples 4.3%
Beverages 0.2%
Boston Beer Co., Inc., Class A(b)	40,734	3,302,305
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	84,938	3,415,357
Casey’s General Stores, Inc.	169,692	7,636,140
Nash Finch Co.	54,134	1,721,461
Spartan Stores, Inc.	100,983	1,629,866
United Natural Foods, Inc.(b)	216,242	8,794,562

Total		23,197,386
Food Products 2.5%
B&G Foods, Inc.	214,175	3,900,127
Cal-Maine Foods, Inc.	59,746	1,939,953
Calavo Growers, Inc.(a)	53,983	1,079,660
Darling International, Inc.(b)	523,093	8,814,117
Diamond Foods, Inc.(a)	98,463	7,764,792
Hain Celestial Group, Inc. (The)(b)	194,304	6,145,836
J&J Snack Foods Corp.	63,978	3,237,927
Sanderson Farms, Inc.(a)	84,127	3,297,778
Seneca Foods Corp., Class A(b)	40,925	958,054
Snyders-Lance, Inc.	213,324	4,750,725
TreeHouse Foods, Inc.(b)	158,738	8,695,668

Total		50,584,637
Household Products 0.2%
Central Garden and Pet Co., Class A(b)	218,138	1,716,746
WD-40 Co.	75,608	3,110,513

Total		4,827,259

Issuer	Shares	Value
Common Stocks (continued)
Consumer Staples (cont.)
Personal Products 0.2%
Inter Parfums, Inc.	68,175	$1,128,978
Medifast, Inc.(b)	60,030	985,093
Prestige Brands Holdings, Inc.(b)	224,825	2,421,365

Total		4,535,436
Tobacco 0.1%
Alliance One International, Inc.(b)	389,364	1,242,071
Total Consumer Staples		87,689,094
Energy 4.3%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc.(b)	130,207	2,846,325
Bristow Group, Inc.(a)	162,372	7,141,121
Gulf Island Fabrication, Inc.(a)	64,145	1,577,967
Hornbeck Offshore Services, Inc.(a)(b)	101,771	2,481,177
ION Geophysical Corp.(a)(b)	696,783	4,926,256
Lufkin Industries, Inc.	136,194	8,475,353
Matrix Service Co.(b)	118,205	1,284,888
OYO Geospace Corp.(b)	19,725	1,453,733
Pioneer Drilling Co.(b)	269,863	3,411,068
SEACOR Holdings, Inc.	96,846	8,594,114
Tetra Technologies, Inc.(b)	343,473	3,520,598

Total		45,712,600
Oil, Gas & Consumable Fuels 2.1%
Approach Resources, Inc.(b)	127,250	2,361,760
Contango Oil & Gas Co.(a)(b)	57,425	3,481,678
Georesources, Inc.(b)	83,100	1,936,230
Gulfport Energy Corp.(a)(b)	178,175	5,149,257
Penn Virginia Corp.(a)	204,199	1,666,264
Petroleum Development Corp.(a)(b)	105,053	2,501,312
Petroquest Energy, Inc.(a)(b)	248,520	1,888,752
Stone Energy Corp.(b)	219,103	5,786,510
Swift Energy Co.(b)	189,665	5,851,165
World Fuel Services Corp.	316,576	11,757,633

Total		42,380,561
Total Energy		88,093,161
Financials 19.9%
Capital Markets 1.0%
Calamos Asset Management, Inc., Class A	89,975	1,060,805
Financial Engines, Inc.(b)	133,240	2,968,587
Investment Technology Group, Inc.(b)	184,431	2,098,825
Piper Jaffray Companies(b)	69,913	1,666,027
Prospect Capital Corp.(a)	480,350	4,217,473
Stifel Financial Corp.(b)	240,189	7,224,885
SWS Group, Inc.	131,055	566,158

Total		19,802,760
Commercial Banks 5.3%
Bank of the Ozarks, Inc.(a)	117,736	2,674,962
Boston Private Financial Holdings, Inc.(a)	344,273	2,144,821
City Holding Co.(a)	68,130	2,069,108
Columbia Banking System, Inc.	176,531	2,886,282
Community Bank System, Inc.(a)	164,485	4,117,060
First BanCorp(a)(b)(c)	95,239	321,908
First Commonwealth Financial Corp.	422,147	1,899,661

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Commercial Banks (cont.)
First Financial Bancorp(a)	260,461	$4,159,562
First Financial Bankshares, Inc.(a)	140,565	4,162,144
First Midwest Bancorp, Inc.	333,264	2,926,058
FNB Corp.(a)	567,425	5,089,802
Glacier Bancorp, Inc.(a)	321,533	3,700,845
Hanmi Financial Corp.(b)	676,292	656,003
Home Bancshares, Inc.	98,085	2,303,036
Independent Bank Corp.(a)	95,835	2,285,665
Nara Bancorp, Inc.(a)(b)	169,905	1,206,326
National Penn Bancshares, Inc.	549,119	3,981,113
NBT Bancorp, Inc.	153,974	3,128,752
Old National Bancorp	423,562	4,155,143
PacWest Bancorp	148,095	2,376,925
Pinnacle Financial Partners, Inc.(a)(b)	152,624	1,935,272
PrivateBancorp, Inc.	263,282	2,337,944
S&T Bancorp, Inc.(a)	111,649	2,071,089
Signature Bank(b)	203,194	11,299,618
Simmons First National Corp., Class A(a)	77,482	1,783,636
Sterling Bancorp(a)	138,266	1,186,322
Susquehanna Bancshares, Inc.(a)	581,124	3,899,342
Texas Capital Bancshares, Inc.(a)(b)	166,400	4,271,488
Tompkins Financial Corp.	36,991	1,437,100
UMB Financial Corp.(a)	134,056	5,198,692
Umpqua Holdings Corp.	512,571	5,007,819
United Bankshares, Inc.(a)	197,490	4,437,600
United Community Banks, Inc.(b)	81,841	847,054
Wilshire Bancorp, Inc.(b)	274,111	844,262
Wintrust Financial Corp.	156,331	4,936,933

Total		107,739,347
Consumer Finance 1.2%
Cash America International, Inc.(a)	131,439	7,344,811
Ezcorp, Inc., Class A(b)	223,228	7,489,299
First Cash Financial Services, Inc.(b)	139,995	6,539,167
World Acceptance Corp.(a)(b)	68,968	4,493,265

Total		25,866,542
Diversified Financial Services 0.5%
Encore Capital Group, Inc.(b)	62,700	1,484,109
Interactive Brokers Group, Inc., Class A	203,710	3,057,687
Portfolio Recovery Associates, Inc.(b)	76,489	5,593,641

Total		10,135,437
Insurance 2.5%
AMERISAFE, Inc.(b)	82,245	1,622,694
Delphi Financial Group, Inc., Class A	245,513	5,936,504
eHealth, Inc.(b)	95,610	1,218,071
Employers Holdings, Inc.	172,416	2,108,648
Horace Mann Educators Corp.	178,325	2,375,289
Infinity Property & Casualty Corp.	55,437	2,830,059
Meadowbrook Insurance Group, Inc.(a)	238,200	2,234,316
National Financial Partners Corp.(a)(b)	197,076	2,518,631
Navigators Group, Inc. (The)(b)	55,053	2,464,723
Presidential Life Corp.(a)	95,218	913,140
ProAssurance Corp.(b)	136,707	9,919,460
RLI Corp.(a)	74,377	4,702,114
Safety Insurance Group, Inc.(a)	67,878	2,647,242
Selective Insurance Group, Inc.(a)	241,505	3,673,291

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Insurance (cont.)
Stewart Information Services Corp.(a)	86,056	$820,114
Tower Group, Inc.	184,805	4,437,168
United Fire & Casualty Co.	94,864	1,717,987

Total		52,139,451
Real Estate Investment Trusts (REITs) 8.4%
Acadia Realty Trust	180,286	3,800,429
BioMed Realty Trust, Inc.(a)	586,828	10,733,084
Cedar Shopping Centers, Inc.	214,954	791,031
Colonial Properties Trust	373,212	7,844,916
DiamondRock Hospitality Co.	748,335	5,792,113
EastGroup Properties, Inc.(a)	119,901	4,845,199
Entertainment Properties Trust(a)	208,526	8,785,200
Extra Space Storage, Inc.	418,252	8,992,418
Franklin Street Properties Corp.(a)	316,779	4,130,798
Getty Realty Corp.(a)	113,475	2,157,160
Healthcare Realty Trust, Inc.	347,941	6,085,488
Home Properties, Inc.	174,679	11,680,785
Inland Real Estate Corp.(a)	345,150	2,799,166
Kilroy Realty Corp.	261,372	9,338,822
Kite Realty Group Trust	284,198	1,219,209
LaSalle Hotel Properties	381,112	7,164,906
Lexington Realty Trust(a)	604,952	4,464,546
LTC Properties, Inc.	135,634	3,660,762
Medical Properties Trust, Inc.	499,481	5,339,452
Mid-America Apartment Communities, Inc.(a)	164,071	11,727,795
National Retail Properties, Inc.(a)	380,089	10,361,226
Parkway Properties, Inc.	98,188	1,333,393
Pennsylvania Real Estate Investment Trust(a)	248,816	2,565,293
Post Properties, Inc.	222,822	9,313,960
PS Business Parks, Inc.	83,973	4,590,804
Saul Centers, Inc.	51,825	1,833,569
Sovran Self Storage, Inc.	123,774	5,030,175
Tanger Factory Outlet Centers	384,112	10,805,071
Universal Health Realty Income Trust	56,575	2,117,036
Urstadt Biddle Properties, Inc., Class A	104,383	1,754,678

Total		171,058,484
Real Estate Management & Development 0.1%
Forestar Group, Inc.(b)	158,367	1,993,840
Thrifts & Mortgage Finance 0.9%
Bank Mutual Corp.	205,617	653,862
Brookline Bancorp, Inc.	264,117	2,223,865
Dime Community Bancshares, Inc.	124,957	1,506,982
Northwest Bancshares, Inc.	474,350	5,654,252
Oritani Financial Corp.	251,600	3,308,540
Provident Financial Services, Inc.	232,475	2,919,886
TrustCo Bank Corp.	406,715	1,899,359

Total		18,166,746
Total Financials		406,902,607
Health Care 11.9%
Biotechnology 1.6%
Arqule, Inc.(b)	198,072	863,594
Cubist Pharmaceuticals, Inc.(b)	268,016	9,297,475
Emergent Biosolutions, Inc.(b)	98,441	1,778,829
Regeneron Pharmaceuticals, Inc.(b)	333,221	19,670,035

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Biotechnology (cont.)
Savient Pharmaceuticals, Inc.(a)(b)	317,609	$1,365,719

Total		32,975,652
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.(b)	100,690	2,504,160
Align Technology, Inc.(b)	309,657	5,914,449
Analogic Corp.(a)	56,112	2,778,666
Cantel Medical Corp.	57,528	1,434,173
CONMED Corp.(a)(b)	126,545	2,967,480
CryoLife, Inc.(b)	124,881	638,142
Cyberonics, Inc.(a)(b)	108,998	3,074,834
Greatbatch, Inc.(b)	104,200	2,328,870
Haemonetics Corp.(a)(b)	114,818	7,177,273
ICU Medical, Inc.(a)(b)	53,577	2,207,372
Integra LifeSciences Holdings Corp.(b)	91,951	3,667,006
Invacare Corp.	142,739	3,585,604
Kensey Nash Corp.(b)	38,147	1,047,517
Meridian Bioscience, Inc.(a)	183,327	3,391,549
Merit Medical Systems, Inc.(b)	183,658	2,672,224
Natus Medical, Inc.(b)	129,684	1,359,088
Neogen Corp.(b)	103,680	3,599,770
NuVasive, Inc.(b)	177,175	4,292,950
Palomar Medical Technologies, Inc.(a)(b)	84,992	684,186
SonoSite, Inc.(b)	61,725	1,799,901
SurModics, Inc.(b)	78,321	834,902
Symmetry Medical, Inc.(b)	162,628	1,354,691
West Pharmaceutical Services, Inc.(a)	149,721	6,006,807
Zoll Medical Corp.(b)	97,981	4,377,791

Total		69,699,405
Health Care Providers & Services 4.2%
Air Methods Corp.(b)	50,350	3,350,793
Almost Family, Inc.(b)	37,194	735,325
Amedisys, Inc.(a)(b)	131,767	2,236,086
AMN Healthcare Services, Inc.(a)(b)	176,989	975,209
Amsurg Corp.(b)	139,781	3,163,244
Bio-Reference Labs, Inc.(a)(b)	109,835	2,223,060
Centene Corp.(b)	223,438	7,125,438
Chemed Corp.	95,097	5,520,381
Corvel Corp.(b)	29,109	1,327,953
Cross Country Healthcare, Inc.(a)(b)	139,054	685,536
Ensign Group, Inc. (The)	58,880	1,373,670
Gentiva Health Services, Inc.(b)	136,713	1,040,386
Hanger Orthopedic Group, Inc.(b)	148,743	2,793,394
Healthspring, Inc.(b)	302,941	11,826,817
Healthways, Inc.(b)	151,845	1,907,173
HMS Holdings Corp.(b)	378,993	9,940,986
IPC The Hospitalist Co., Inc.(b)	73,186	2,934,759
Landauer, Inc.	42,121	2,171,759
LCA-Vision, Inc.(b)	84,056	237,878
LHC Group, Inc.(b)	70,129	1,401,177
Magellan Health Services, Inc.(a)(b)	139,809	6,972,275
Medcath Corp.(b)	90,891	1,263,385
Molina Healthcare, Inc.(b)	114,807	2,207,739
MWI Veterinary Supply, Inc.(b)	56,115	4,152,510
PharMerica Corp.(b)	131,297	1,934,005
PSS World Medical, Inc.(a)(b)	248,004	5,847,934

Total		85,348,872

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Health Care Technology 0.7%
Computer Programs & Systems, Inc.	49,457	$3,502,545
Omnicell, Inc.(b)	148,081	2,315,987
Quality Systems, Inc.	86,105	7,923,382

Total		13,741,914
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.(a)(b)	315,335	1,765,876
Cambrex Corp.(b)	131,536	653,734
Enzo Biochem, Inc.(b)	150,543	439,585
eResearchTechnology, Inc.(b)	193,039	1,005,733
Parexel International Corp.(b)	263,231	5,364,648

Total		9,229,576
Pharmaceuticals 1.6%
Hi-Tech Pharmacal Co., Inc.(a)(b)	45,875	1,284,959
Medicines Co. (The)(b)	237,350	3,460,563
Par Pharmaceutical Companies, Inc.(b)	161,898	4,813,228
Questcor Pharmaceuticals, Inc.(b)	275,650	8,283,282
Salix Pharmaceuticals Ltd.(b)	261,097	7,950,404
Viropharma, Inc.(b)	339,650	6,728,466

Total		32,520,902
Total Health Care		243,516,321
Industrials 15.2%
Aerospace & Defense 2.3%
AAR Corp.	177,670	4,191,235
Aerovironment, Inc.(b)	67,543	1,935,782
American Science & Engineering, Inc.	40,592	2,737,524
Ceradyne, Inc.(b)	111,286	3,489,929
Cubic Corp.(a)	70,518	2,956,820
Curtiss-Wright Corp.	207,550	6,390,465
GenCorp, Inc.(b)	262,458	1,167,938
Moog, Inc., Class A(b)	205,150	8,181,382
National Presto Industries, Inc.(a)	23,338	2,263,786
Orbital Sciences Corp.(b)	261,234	4,085,700
Teledyne Technologies, Inc.(b)	164,202	8,963,787

Total		46,364,348
Air Freight & Logistics 0.4%
Forward Air Corp.(a)	131,341	3,731,398
HUB Group, Inc., Class A(b)	167,599	5,277,692

Total		9,009,090
Airlines 0.3%
Allegiant Travel Co.(b)	67,255	3,157,622
Skywest, Inc.	236,454	3,014,789

Total		6,172,411
Building Products 1.1%
AAON, Inc.(a)	79,556	1,393,026
AO Smith Corp.	150,764	5,923,518
Apogee Enterprises, Inc.	125,551	1,178,924
Gibraltar Industries, Inc.(a)(b)	135,939	1,207,138
Griffon Corp.(b)	212,612	1,858,229
NCI Building Systems, Inc.(b)	76,023	735,142
Quanex Building Products Corp.	165,808	2,140,581
Simpson Manufacturing Co., Inc.	179,219	5,095,196
Universal Forest Products, Inc.	87,304	2,668,010

Total		22,199,764

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	213,361	$4,361,099
Consolidated Graphics, Inc.(b)	43,530	1,679,387
G&K Services, Inc., Class A(a)	83,649	2,360,575
Geo Group, Inc. (The)(b)	290,067	6,227,739
Healthcare Services Group, Inc.	296,763	4,653,244
Interface, Inc., Class A(a)	292,592	4,412,287
Mobile Mini, Inc.(a)(b)	201,130	3,831,527
Standard Register Co. (The)(a)	57,048	160,305
SYKES Enterprises, Inc.(b)	181,647	2,842,776
Tetra Tech, Inc.(b)	278,729	5,549,494
Unifirst Corp.	65,730	3,403,499
United Stationers, Inc.	205,689	6,487,431
Viad Corp.(a)	91,085	1,873,618

Total		47,842,981
Construction & Engineering 0.7%
Comfort Systems U.S.A., Inc.(a)	169,510	1,620,516
Dycom Industries, Inc.(b)	152,211	2,774,806
EMCOR Group, Inc.(b)	298,882	6,847,387
Insituform Technologies, Inc., Class A(b)	176,549	2,918,355
Orion Marine Group, Inc.(b)	120,745	776,390

Total		14,937,454
Electrical Equipment 1.2%
AZZ, Inc.	56,090	2,654,740
Belden, Inc.	211,826	6,462,811
Brady Corp., Class A	236,136	6,493,740
Encore Wire Corp.	85,145	1,908,100
II-VI, Inc.(b)	229,130	4,526,463
Powell Industries, Inc.(b)	39,831	1,490,476
Vicor Corp.	87,780	991,036

Total		24,527,366
Industrial Conglomerates 0.2%
Standex International Corp.	55,854	1,625,351
Tredegar Corp.	103,019	1,724,538

Total		3,349,889
Machinery 4.4%
Actuant Corp., Class A	306,697	6,158,476
Albany International Corp., Class A(a)	124,377	2,703,956
Astec Industries, Inc.(a)(b)	89,151	3,085,516
Badger Meter, Inc.(a)	67,301	2,357,554
Barnes Group, Inc.	202,096	4,652,250
Briggs & Stratton Corp.(a)	225,460	3,641,179
Cascade Corp.	41,520	1,774,980
CIRCOR International, Inc.	77,065	2,659,513
Clarcor, Inc.	225,395	10,489,883
EnPro Industries, Inc.(a)(b)	92,420	3,587,744
ESCO Technologies, Inc.	118,951	3,672,017
Federal Signal Corp.	277,735	1,513,656
John Bean Technologies Corp.	128,062	2,023,380
Kaydon Corp.	145,746	4,899,981
Lindsay Corp.	56,144	3,492,157
Lydall, Inc.(b)	76,707	836,873
Mueller Industries, Inc.	169,246	7,978,257
Robbins & Myers, Inc.	203,305	9,768,805
Tennant Co.	85,500	3,758,580

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Machinery (cont.)
Toro Co. (The)	138,122	$7,537,318
Watts Water Technologies, Inc., Class A(a)	131,373	3,720,483

Total		90,312,558
Professional Services 1.0%
CDI Corp.	58,164	654,927
Dolan Co. (The)(b)	134,361	1,138,038
Exponent, Inc.(b)	62,651	2,647,631
Heidrick & Struggles International, Inc.(a)	79,515	1,651,526
Insperity, Inc.	101,960	2,538,804
Kelly Services, Inc., Class A	126,400	1,921,280
Navigant Consulting, Inc.(b)	230,575	2,188,157
On Assignment, Inc.(b)	165,282	1,256,143
School Specialty, Inc.(b)	71,718	682,038
SFN Group, Inc.(b)	226,700	3,176,067
TrueBlue, Inc.(b)	198,113	2,783,488

Total		20,638,099
Road & Rail 0.8%
Arkansas Best Corp.	113,655	2,346,976
Heartland Express, Inc.	227,064	3,451,373
Knight Transportation, Inc.	276,095	4,182,839
Old Dominion Freight Line, Inc.(b)	192,623	6,187,051

Total		16,168,239
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	168,608	5,162,777
Kaman Corp.	117,458	4,011,191
Lawson Products, Inc.	17,904	305,442

Total		9,479,410
Total Industrials		311,001,609
Information Technology 17.9%
Communications Equipment 1.9%
Arris Group, Inc.(b)	553,378	6,042,888
Bel Fuse, Inc., Class B	52,286	906,639
Black Box Corp.	80,339	1,985,980
Blue Coat Systems, Inc.(b)	194,082	2,849,124
Comtech Telecommunications Corp.	116,430	3,241,411
DG FastChannel, Inc.(b)	105,390	2,308,041
Digi International, Inc.(a)(b)	113,294	1,424,106
Harmonic, Inc.(b)	446,510	2,125,388
Netgear, Inc.(b)	163,661	4,551,412
Network Equipment Technologies, Inc.(b)	135,909	347,927
Oplink Communications, Inc.(b)	92,325	1,526,132
PC-Tel, Inc.(b)	82,845	527,723
Symmetricom, Inc.(b)	192,375	1,050,367
Tekelec(a)(b)	308,421	2,220,631
Viasat, Inc.(b)	186,648	6,626,004

Total		37,733,773
Computers & Peripherals 0.6%
Avid Technology, Inc.(a)(b)	130,569	1,284,799
Intermec, Inc.(b)	212,434	1,565,638
Intevac, Inc.(a)(b)	102,111	838,331
Novatel Wireless, Inc.(b)	143,292	480,028
Stratasys, Inc.(a)(b)	94,476	2,186,175
Super Micro Computer, Inc.(b)	116,600	1,599,169

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Computers & Peripherals (cont.)
Synaptics, Inc.(a)(b)	153,155	$3,741,577

Total		11,695,717
Electronic Equipment, Instruments & Components 4.1%
Agilysys, Inc.(b)	87,596	792,744
Anixter International, Inc.	128,219	7,566,203
Benchmark Electronics, Inc.(b)	271,456	3,678,229
Brightpoint, Inc.(b)	304,891	2,905,611
Checkpoint Systems, Inc.(b)	179,232	2,729,703
Cognex Corp.	185,373	5,931,936
CTS Corp.(a)	153,489	1,473,494
Daktronics, Inc.	157,939	1,522,532
DTS, Inc.(b)	77,756	2,388,664
Electro Scientific Industries, Inc.(b)	107,541	1,626,020
FARO Technologies, Inc.(b)	73,050	2,773,708
FEI Co.(b)	172,996	5,534,142
Insight Enterprises, Inc.(b)	208,874	3,931,009
Littelfuse, Inc.	101,635	4,714,848
LoJack Corp.(b)	82,258	264,048
Mercury Computer Systems, Inc.(a)(b)	134,943	1,877,057
Methode Electronics, Inc.(a)	165,156	1,613,574
MTS Systems Corp.	69,738	2,518,937
Newport Corp.(b)	166,596	2,155,752
OSI Systems, Inc.(b)	85,190	3,313,891
Park Electrochemical Corp.	92,661	2,293,360
Plexus Corp.(b)	158,939	4,224,599
Pulse Electronics Corp.	185,990	624,926
Radisys Corp.(b)	119,070	897,788
Rofin-Sinar Technologies, Inc.(b)	127,175	2,936,471
Rogers Corp.(b)	71,410	3,561,217
Scansource, Inc.(b)	120,728	3,736,532
SYNNEX Corp.(a)(b)	107,243	2,824,781
TTM Technologies, Inc.(b)	196,324	2,192,939

Total		82,604,715
Internet Software & Services 1.4%
comScore, Inc.(b)	115,444	1,841,332
DealerTrack Holdings, Inc.(b)	183,836	3,441,410
InfoSpace, Inc.(b)	165,593	1,583,069
j2 Global Communications, Inc.(a)	205,590	6,568,600
Liquidity Services, Inc.(b)	79,875	1,917,000
LivePerson, Inc.(a)(b)	207,225	2,434,894
LogMeIn, Inc.(a)(b)	74,200	2,318,750
Perficient, Inc.(b)	136,157	1,198,182
RightNow Technologies, Inc.(b)	107,850	3,536,401
Stamps.com, Inc.	53,205	1,044,946
United Online, Inc.	396,312	2,148,011
XO Group, Inc.(b)	141,220	1,276,629

Total		29,309,224
IT Services 1.9%
CACI International, Inc., Class A(b)	134,644	7,413,499
Cardtronics, Inc.(b)	136,725	3,385,311
Ciber, Inc.(b)	318,380	1,044,286
CSG Systems International, Inc.(b)	154,727	2,067,153
Forrester Research, Inc.	65,991	2,223,897
Heartland Payment Systems, Inc.	172,320	3,706,603
iGate Corp.	131,250	1,472,625

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
IT Services (cont.)
MAXIMUS, Inc.	155,171	$5,739,775
NCI, Inc., Class A(b)	35,467	579,885
TeleTech Holdings, Inc.(b)	124,277	2,204,674
Virtusa Corp.(b)	67,100	1,058,167
Wright Express Corp.(b)	172,675	7,276,525

Total		38,172,400
Semiconductors & Semiconductor Equipment 4.7%
Advanced Energy Industries, Inc.(b)	173,330	1,731,567
ATMI, Inc.(b)	141,498	2,423,861
Brooks Automation, Inc.(b)	295,731	2,797,615
Cabot Microelectronics Corp.(b)	105,148	4,180,684
Ceva, Inc.(b)	103,000	2,739,800
Cirrus Logic, Inc.(b)	296,075	4,494,418
Cohu, Inc.	107,497	1,192,142
Cymer, Inc.(b)	136,446	5,520,605
Diodes, Inc.(b)	163,973	3,282,739
DSP Group, Inc.(b)	104,669	677,208
Entropic Communications, Inc.(b)	317,725	1,426,585
Exar Corp.(b)	199,053	1,206,261
GT Advanced Technologies, Inc.(b)	562,200	6,864,462
Hittite Microwave Corp.(b)	112,084	6,088,403
Kopin Corp.(b)	288,648	1,091,089
Kulicke & Soffa Industries, Inc.(b)	321,899	2,800,521
Micrel, Inc.	225,139	2,276,155
Microsemi Corp.(b)	386,277	5,998,882
MKS Instruments, Inc.(a)	233,668	5,425,771
Monolithic Power Systems, Inc.(b)	153,220	1,935,169
Nanometrics, Inc.(b)	79,250	1,259,283
Pericom Semiconductor Corp.(b)	111,908	870,644
Power Integrations, Inc.	128,925	4,143,650
Rubicon Technology, Inc.(a)(b)	73,125	942,216
Rudolph Technologies, Inc.(b)	141,518	963,738
Sigma Designs, Inc.(b)	125,139	1,008,620
Standard Microsystems Corp.(b)	102,877	2,162,475
Supertex, Inc.(b)	58,059	1,132,731
Tessera Technologies, Inc.(b)	228,542	3,217,871
TriQuint Semiconductor, Inc.(b)	734,222	5,565,403
Ultratech, Inc.(b)	112,438	2,295,984
Veeco Instruments, Inc.(a)(b)	181,833	6,611,448
Volterra Semiconductor Corp.(b)	109,790	2,223,248

Total		96,551,248
Software 3.3%
Blackbaud, Inc.	193,703	4,850,323
Bottomline Technologies, Inc.(b)	152,150	3,494,886
CommVault Systems, Inc.(b)	196,879	6,676,167
Ebix, Inc.(a)(b)	167,338	2,740,996
EPIQ Systems, Inc.(a)	140,873	1,763,730
Interactive Intelligence Group(b)	62,707	2,026,690
JDA Software Group, Inc.(b)	189,171	4,996,006
Manhattan Associates, Inc.(b)	97,198	3,468,997
MicroStrategy, Inc., Class A(b)	36,863	4,529,725
Monotype Imaging Holdings, Inc.(b)	129,525	1,516,738
Netscout Systems, Inc.(b)	158,037	2,180,911
Progress Software Corp.(b)	299,651	6,241,730
Smith Micro Software, Inc.(b)	141,139	266,753
Sourcefire, Inc.(b)	127,125	3,511,193

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Software (cont.)
Synchronoss Technologies, Inc.(b)	113,400	$3,079,944
Take-Two Interactive Software, Inc.(b)	387,545	5,123,345
Taleo Corp., Class A(b)	183,603	4,738,793
THQ, Inc.(a)(b)	305,485	595,696
Tyler Technologies, Inc.(b)	111,741	2,819,225
Websense, Inc.(a)(b)	178,630	3,674,419

Total		68,296,267
Total Information Technology		364,363,344
Materials 5.1%
Chemicals 2.6%
A. Schulman, Inc.	137,949	2,516,190
American Vanguard Corp.	96,039	1,146,706
Arch Chemicals, Inc.	113,711	5,336,457
Balchem Corp.(a)	129,015	5,328,319
Calgon Carbon Corp.(b)	252,485	3,994,313
H.B. Fuller Co.	220,956	4,898,594
Hawkins, Inc.(a)	38,275	1,387,469
Koppers Holdings, Inc.	92,125	3,061,314
Kraton Performance Polymers, Inc.(b)	142,580	3,417,643
LSB Industries, Inc.(b)	76,175	3,043,191
OM Group, Inc.(b)	138,612	4,384,298
PolyOne Corp.	417,529	5,273,391
Quaker Chemical Corp.	56,515	1,884,210
Stepan Co.	35,011	2,648,582
STR Holdings, Inc.(a)(b)	185,575	2,104,420
Zep, Inc.	98,098	1,729,468

Total		52,154,565
Construction Materials 0.4%
Eagle Materials, Inc.	198,930	3,922,900
Headwaters, Inc.(b)	271,890	584,563
Texas Industries, Inc.(a)	124,653	4,438,893

Total		8,946,356
Containers & Packaging 0.1%
Myers Industries, Inc.	157,951	1,718,507
Metals & Mining 1.0%
AM Castle & Co.(b)	75,148	912,297
AMCOL International Corp.	114,009	3,317,662
Century Aluminum Co.(b)	253,905	3,090,024
Haynes International, Inc.	54,550	3,165,536
Kaiser Aluminum Corp.	66,330	3,440,537
Materion Corp.(b)	91,245	2,618,731
Olympic Steel, Inc.	40,948	848,443
RTI International Metals, Inc.(b)	134,970	3,595,601

Total		20,988,831
Paper & Forest Products 1.0%
Buckeye Technologies, Inc.	178,358	4,849,554
Clearwater Paper Corp.(b)	103,016	3,793,049
Deltic Timber Corp.	48,321	2,818,564
KapStone Paper and Packaging Corp.(b)	171,275	2,574,263
Neenah Paper, Inc.	66,702	1,165,951
Schweitzer-Mauduit International, Inc.	72,026	4,320,120
Wausau Paper Corp.	219,857	1,466,446

Total		20,987,947
Total Materials		104,796,206

Issuer	Shares	Value
Common Stocks (continued)
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
Atlantic Tele-Network, Inc.(a)	40,600	$1,347,920
Cbeyond, Inc.(b)	139,870	1,299,392
Cincinnati Bell, Inc.(b)	888,800	3,013,032
General Communication, Inc., Class A(b)	170,322	1,512,460
Neutral Tandem, Inc.(b)	139,588	1,659,701

Total		8,832,505
Wireless Telecommunication Services 0.2%
NTELOS Holdings Corp.	133,661	2,626,439
U.S.A. Mobility, Inc.	98,813	1,498,993

Total		4,125,432
Total Telecommunication Services		12,957,937
Utilities 4.4%
Electric Utilities 1.4%
Allete, Inc.	139,690	5,456,291
Central Vermont Public Service Corp.	59,944	2,087,250
El Paso Electric Co.	188,271	6,512,294
UIL Holdings Corp.(a)	225,904	7,671,700
Unisource Energy Corp.	164,091	6,212,485

Total		27,940,020
Gas Utilities 2.1%
Laclede Group, Inc. (The)	100,193	3,977,662
New Jersey Resources Corp.(a)	184,971	8,713,984
Northwest Natural Gas Co.(a)	119,263	5,393,073
Piedmont Natural Gas Co., Inc.(a)	321,821	9,944,269
South Jersey Industries, Inc.	133,920	6,900,897
Southwest Gas Corp.(a)	205,004	7,589,248

Total		42,519,133
Multi-Utilities 0.8%
Avista Corp.	257,672	6,539,716
CH Energy Group, Inc.(a)	69,486	3,904,418
NorthWestern Corp.	162,110	5,497,150

Total		15,941,284
Water Utilities 0.1%
American States Water Co.	83,435	2,961,943
Total Utilities		89,362,380
Total Common Stocks
(Cost: $1,769,055,713)		$2,008,384,148

Rights —%
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(b)(d)	112,391	—
Total Information Technology		—
Total Rights
(Cost: $—)		$—

Money Market Fund 1.1%
Columbia Short-Term Cash Fund, 0.139%(e)(f)	23,085,613	23,085,613
Total Money Market Fund
(Cost: $23,085,613)		$23,085,613

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 4.5%
Asset-Backed Commercial Paper 0.9%
Aspen Funding Corp.
09/12/11	0.270%	$1,999,535	$1,999,535
LMA Americas LLC
09/06/11	0.550%	1,999,756	1,999,756
Matchpoint Finance PLC
09/01/11	0.250%	2,999,979	2,999,979
Rheingold Securitization
09/12/11	0.430%	4,994,386	4,994,386
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818
Salisbury Receivables Co. LLC
09/13/11	0.240%	1,999,573	1,999,573

Total			18,988,047
Certificates of Deposit 1.8%
ABM AMRO Bank N.V.
09/12/11	0.310%	1,999,449	1,999,449
Bank of America, National Association
10/03/11	0.350%	3,000,000	3,000,000
Bank of Nova Scotia
11/28/11	0.300%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
09/26/11	0.255%	999,774	999,774
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Branch Banking & Trust Corporation
10/11/11	0.200%	5,000,000	5,000,000
Credit Industrial et Commercial
09/14/11	0.270%	4,000,000	4,000,000
Credit Suisse
10/25/11	0.268%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	2,500,000	2,500,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	3,000,000	3,000,000
National Bank of Canada
10/07/11	0.255%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Union Bank of Switzerland
11/28/11	0.350%	$2,000,000	$2,000,000
United Overseas Bank Ltd.
09/19/11	0.270%	3,000,000	3,000,000

Total			36,499,223
Commercial Paper 0.1%
Westpac Securities NZ Ltd.
09/02/11	0.266%	2,000,000	2,000,000
Other Short-Term Obligations 0.1%
Natixis Financial Products LLC
09/01/11	0.470%	3,000,000	3,000,000
Repurchase Agreements 1.6%
Mizuho Securities USA, Inc. dated 08/31/11, matures 09/01/11, repurchase price $8,000,022(g)
	0.100%	8,000,000	8,000,000
Nomura Securities dated 08/31/11, matures 09/01/11, repurchase price $5,000,011(g)
	0.080%	5,000,000	5,000,000
UBS Securities LLC dated 08-31-11, matures 09-01-11, repurchase price $19,117,983(g)
	0.080%	19,117,940	19,117,940

Total			32,117,940
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $92,605,210)			$92,605,210
Total Investments
(Cost: $1,884,746,536)			$2,124,074,971
Other Assets & Liabilities, Net			(81,755,109)
Net Assets			$2,042,319,862

Notes to Portfolio of Investments

At August 31, 2011, cash of $5,000,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

Futures Contracts Outstanding at August 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Russell 2000 Mini Index	508	$36,890,960	Sept. 2011	$1,653,597	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments (continued)

(a)	At August 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,464,368 or 0.22% of net assets.

(d)	Negligible market value.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2011.

(f)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$157,842,560	$(134,756,947)	$—	$23,085,613	$18,418	$23,085,613

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$2,557,290
Freddie Mac Gold Pool	1,114,526
Freddie Mac REMICS	542,247
Ginnie Mae I Pool	3,316,760
Government National Mortgage Association	629,177
Total Market Value of Collateral Securities	$8,160,000

Nomura Securities (0.080%)
Security Description	Value
Ginnie Mae I Pool	$3,250,591
Ginnie Mae II Pool	1,829,904
Government National Mortgage Association	19,505
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.080%)
Security Description	Value
Fannie Mae Pool	$13,825,548
Freddie Mac Gold Pool	5,490,789
Freddie Mac Non Gold Pool	183,962
Total Market Value of Collateral Securities	$19,500,299

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$299,701,489	$—	$—	$299,701,489
Consumer Staples	87,689,094	—	—	87,689,094
Energy	88,093,161	—	—	88,093,161
Financials	406,902,607	—	—	406,902,607
Health Care	243,516,321	—	—	243,516,321
Industrials	311,001,609	—	—	311,001,609
Information Technology	364,363,344	—	—	364,363,344
Materials	104,796,206	—	—	104,796,206
Telecommunication Services	12,957,937	—	—	12,957,937
Utilities	89,362,380	—	—	89,362,380
Total Equity Securities	2,008,384,148	—	—	2,008,384,148
Other
Affiliated Money Market Fund(c)	23,085,613	—	—	23,085,613
Investments of Cash Collateral Received for Securities on Loan	—	92,605,210	—	92,605,210
Total Other	23,085,613	92,605,210	—	115,690,823
Investments in Securities	2,031,469,761	92,605,210	—	2,124,074,971
Derivatives(d)
Assets
Futures Contracts	1,653,597	—	—	1,653,597
Total	$2,033,123,358	$92,605,210	$—	$2,125,728,568

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Assets and Liabilities – Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,769,055,713)	$2,008,384,148
Affiliated issuers (identified cost $23,085,613)	23,085,613
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $60,487,270)	60,487,270
Repurchase agreements (identified cost $32,117,940)	32,117,940
Total investments (identified cost $1,884,746,536)	2,124,074,971
Cash collateral held at broker	5,000,000
Receivable for:
Capital shares sold	2,316,979
Investments sold	6,981,947
Dividends	1,450,411
Interest	84,327
Variation margin on futures contracts	204,180
Expense reimbursement due from Investment Manager	114
Total assets	2,140,112,929

Liabilities
Disbursements in excess of cash	3,383
Due upon return of securities on loan	92,605,210
Payable for:
Investments purchased	4,373,376
Capital shares purchased	708,852
Investment management fees	5,594
Distribution and service fees	3,944
Administration fees	5,594
Plan administration fees	1,920
Other expenses	85,194
Total liabilities	97,793,067
Net assets applicable to outstanding capital stock	$2,042,319,862

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Assets and Liabilities (continued) – Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,798,377,161
Undistributed net investment income	9,157,028
Accumulated net realized loss	(6,196,359)
Unrealized appreciation (depreciation) on:
Investments	239,328,435
Futures contracts	1,653,597
Total — representing net assets applicable to outstanding capital stock	$2,042,319,862
* Value of securities on loan	$89,765,497
Net assets applicable to outstanding shares
Class A	$507,960,644
Class B	$16,831,956
Class R4	$8,323,970
Class Z	$1,509,203,292
Shares outstanding
Class A	31,519,018
Class B	1,048,417
Class R4	515,140
Class Z	93,278,337
Net asset value per share
Class A	$16.12
Class B	$16.05
Class R4	$16.16
Class Z	$16.18

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Operations – Columbia Small Cap Index Fund

Six Months Ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$11,577,265
Interest	1,302
Dividends from affiliates	18,418
Income from securities lending — net	297,945
Total income	11,894,930
Expenses:
Investment management fees	1,025,389
Distribution fees
Class B	42,596
Service fees
Class B	14,198
Distribution and service fees — Class A	451,702
Administration fees	1,025,389
Plan administration fees
Class R4	5,597
Compensation of board members	16,297
Other	5,697
Total expenses	2,586,865
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(22,473)
Total net expenses	2,564,392
Net investment income	9,330,538

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	73,712,472
Futures contracts	(2,407,573)
Net realized gain	71,304,899
Net change in unrealized appreciation (depreciation) on:
Investments	(264,926,658)
Futures contracts	942,569
Net change in unrealized depreciation	(263,984,089)
Net realized and unrealized loss	(192,679,190)
Net decrease in net assets from operations	$(183,348,652)

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Changes in Net Assets – Columbia Small Cap Index Fund

	Six months ended August 31, 2011(a) (Unaudited)	Year ended February 28, 2011

Operations
Net investment income	$9,330,538	$14,971,558
Net realized gain	71,304,899	95,162,414
Net change in unrealized appreciation (depreciation)	(263,984,089)	321,416,882
Net increase (decrease) in net assets resulting from operations	(183,348,652)	431,550,854

Distributions to shareholders from:
Net investment income
Class A	—	(1,129,698)
Class Z	—	(14,228,716)
Net realized gains
Class A	(4,852,028)	(896,978)
Class B	(63)	—
Class R4	(63)	—
Class Z	(42,146,198)	(8,701,851)
Total distributions to shareholders	(46,998,352)	(24,957,243)
Increase in net assets from share transactions	407,936,266	51,910,164
Total increase in net assets	177,589,262	458,503,775
Net assets at beginning of period	1,864,730,600	1,406,226,825
Net assets at end of period	$2,042,319,862	$1,864,730,600
Undistributed (excess of distributions over) net investment income	$9,157,028	$(6,315)

(a)	Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Changes in Net Assets (continued) – Columbia Small Cap Index Fund

	Six months ended August 31, 2011(a) (Unaudited)		Year ended February 28, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,706,678	65,769,839	6,068,664	95,108,606
Fund merger	20,611,091	361,216,966	—	—
Distributions reinvested	255,039	4,687,623	113,006	1,927,875
Redemptions	(3,247,906)	(56,220,364)	(2,874,865)	(45,040,444)
Net increase	21,324,902	375,454,064	3,306,805	51,996,037
Class B shares
Subscriptions	3,530	60,223	—	—
Fund merger	1,666,330	29,135,680	—	—
Redemptions	(621,443)	(11,127,742)	—	—
Net increase	1,048,417	18,068,161	—	—
Class R4 shares
Subscriptions	16,847	287,553	—	—
Fund merger	558,110	9,804,641	—	—
Redemptions	(59,817)	(1,017,240)	—	—
Net increase	515,140	9,074,954	—	—
Class Z shares
Subscriptions	6,760,525	119,422,030	14,971,394	238,197,658
Distributions reinvested	1,576,522	29,086,828	873,176	14,893,636
Redemptions	(8,146,521)	(143,169,771)	(16,277,274)	(253,177,167)
Net increase (decrease)	190,526	5,339,087	(432,704)	(85,873)
Total net increase	23,078,985	407,936,266	2,874,101	51,910,164

(a)	Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights – Columbia Small Cap Index Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,				Year ended Feb. 29, 2008		Year ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011	2010	2009
Class A
Per share data
Net asset value, beginning of period	$18.01		$13.97	$8.58	$17.70		$22.19		$23.24		$19.16
Income from investment operations:
Net investment income	0.04		0.12	0.08	0.17		0.18		0.10		0.13
Net realized and unrealized gain (loss) on investments	(1.48)		4.14	5.40	(7.25)		(2.05)		0.48		4.32
Total from investment operations	(1.44)		4.26	5.48	(7.08)		(1.87)		0.58		4.45
Less distributions to shareholders from:
Net investment income	—		(0.12)	(0.09)	(0.17)		(0.17)		(0.09)		(0.09)
Net realized gains	(0.45)		(0.10)	—	(1.87)		(2.45)		(1.54)		(0.28)
Total distributions to shareholders	(0.45)		(0.22)	(0.09)	(2.04)		(2.62)		(1.63)		(0.37)
Proceeds from regulatory settlement	—		—	0.00 (b)	—		—		—		—
Net asset value, end of period	$16.12		$18.01	$13.97	$8.58		$17.70		$22.19		$23.24
Total return	(8.29%	)	30.55%	63.90%	(42.43%	)	(9.74%	)	3.09%	(c)	23.46%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.45%	(e)	0.45%	0.45%	0.45%	(f)	0.45%	(f)	0.45%	(e)(f)	0.53%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.45%	(e)	0.45%	0.45%	0.45%	(f)(h)	0.45%	(f)(h)	0.45%	(e)(f)(h)	0.46%	(f)(h)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.45%	(e)	0.45%	0.45%	0.45%		0.45%		0.45%	(e)	0.53%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.45%	(e)	0.45%	0.45%	0.45%	(h)	0.45%	(h)	0.45%	(e)(h)	0.46%	(h)(i)
Net investment income	0.74%	(e)	0.73%	0.68%	1.15%	(h)	0.81%	(h)	0.51%	(e)(h)	0.62%	(h)
Supplemental data
Net assets, end of period (in thousands)	$507,961		$183,578	$96,238	$33,273		$46,078		$51,681		$45,365
Portfolio turnover	11%		14%	14%	35%		24%		15%		20%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund’s fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)	During the year ended February 28, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. This reimbursement has an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.52%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Small Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)(a)
Class B
Per share data
Net asset value, beginning of period	$17.82
Income from investment operations:
Net investment income	0.00	(b)
Net realized and unrealized gain (loss) on investments	(1.32)
Less distributions to shareholders from:
Net realized gains	(0.45)
Total distributions to shareholders	(0.45)
Net asset value, end of period	$16.05
Total return	(7.71%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.20%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.20%	(d)
Net investment income	0.02%	(d)
Supplemental data
Net assets, end of period (in thousands)	$16,832
Portfolio turnover	11%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Small Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)(a)
Class R4
Per share data
Net asset value, beginning of period	$17.87
Income from investment operations:
Net investment income	0.06
Net realized and unrealized loss on investments	(1.32)
Total from investment operations	(1.26)
Less distributions to shareholders from:
Net realized gains	(0.45)
Total distributions to shareholders	(0.45)
Net asset value, end of period	$16.16
Total return	(7.35%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.45%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.45%	(c)
Net investment income	0.77%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,324
Portfolio turnover	11%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Small Cap Index Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28,				Year ended Feb. 29, 2008		Period ended Feb. 28, 2007(a)		Year ended March 31, 2006
			2011	2010	2009
Class Z
Per share data
Net asset value, beginning of period	$18.06		$14.01	$8.60	$17.76		$22.27		$23.35		$19.24
Income from investment operations:
Net investment income	0.10		0.15	0.12	0.21		0.23		0.15		0.18
Net realized and unrealized gain (loss) on investments	(1.53)		4.15	5.40	(7.27)		(2.05)		0.48		4.35
Total from investment operations	(1.43)		4.30	5.52	(7.06)		(1.82)		0.63		4.53
Less distributions to shareholders from:
Net investment income	—		(0.15)	(0.11)	(0.23)		(0.24)		(0.17)		(0.14)
Net realized gains	(0.45)		(0.10)	—	(1.87)		(2.45)		(1.54)		(0.28)
Total distributions to shareholders	(0.45)		(0.25)	(0.11)	(2.10)		(2.69)		(1.71)		(0.42)
Proceeds from regulatory settlement	—		—	0.00 (b)	—		—		—		—
Net asset value, end of period	$16.18		$18.06	$14.01	$8.60		$17.76		$22.27		$23.35
Total return	(8.21%	)	30.81%	64.34%	(42.28%	)	(9.52%	)	3.34%	(c)	23.80%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.20%	(e)	0.20%	0.20%	0.20%	(f)	0.20%	(f)	0.20%	(e)(f)	0.28%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.20%	(e)	0.20%	0.20%	0.20%	(f)(h)	0.20%	(f)(h)	0.20%	(e)(f)(h)	0.21%	(f)(h)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.20%	(e)	0.20%	0.20%	0.20%		0.20%		0.20%	(e)	0.28%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.20%	(e)	0.20%	0.20%	0.20%	(h)	0.20%	(h)	0.20%	(e)(h)	0.21%	(h)(i)
Net investment income	0.96%	(e)	0.97%	0.95%	1.39%	(h)	1.06%	(h)	0.76%	(e)(h)	0.87%	(h)
Supplemental data
Net assets, end of period (in thousands)	$1,509,203		$1,681,152	$1,309,989	$660,059		$1,244,382		$1,521,291		$1,606,958
Portfolio turnover	11%		14%	14%	35%		24%		15%		20%

Notes to Financial Highlights

(a)	For the period from April 1, 2006 to February 28, 2007. In 2007, the Fund's fiscal year end was changed from March 31 to February 28.

(b)	Rounds to less than $0.01.

(c)	During the year ended February 28, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. This reimbursement has an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the net expenses after fees waived or expenses reimbursed would have been 0.27%.

The accompanying Notes to Financial Statements are an integral part of this statement.

21

Notes to Financial Statements – Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares commenced operations on March 7, 2011.

The Fund is authorized to issue Class R4 shares, which are not subject to sales charges; however, this share class is closed to new investors. Class R4 shares commenced operations on March 7, 2011.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

22

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought equity index futures contracts to equitize cash in order to maintain appropriate market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at August 31, 2011
Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$1,653,597*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

23

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$(2,407,573)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$942,569

Volume of Derivative Instruments for the Six Months Ended August 31, 2011

Contracts Opened
Futures contracts	2,517

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

24

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Pricing and Bookkeeping Fees

Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $2,268.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The transfer agent fees for the Fund are payable by the Investment Manager. The Transfer Agent also receives

25

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,864 for Class B for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class R4	0.45
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to April 30, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any (so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed 0.20% of the Fund’s average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may

26

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,884,747,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$472,495,000
Unrealized depreciation	(233,167,000)

Net unrealized appreciation	$239,328,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $229,160,102 and $244,394,676, respectively, for the six months ended August 31, 2011.

Note 6. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At August 31, 2011, securities valued at $89,765,497 were on loan, secured by cash collateral of $92,605,210 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to March 28, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to March 28, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through March 28, 2011, there were no credits.

27

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Note 8. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2011 two shareholder accounts owned 45.4% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $280,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended August 31, 2011.

Note 11. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Small Company Index Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,858,175,305 and the combined net assets immediately after the acquisition were $2,258,332,592.

The merger was accomplished by a tax-free exchange of 77,975,673 shares of RiverSource Small Company Index Fund valued at $400,157,287 (including $76,110,521 of unrealized appreciation).

In exchange for the RiverSource Small Company Index Fund shares, the Fund issued the following number of shares:

Shares
Class A	20,611,091
Class B	1,666,330
Class R4	558,110

For financial reporting purposes, net assets received and shares issued by the were recorded at fair value; however, RiverSource Small Company Index Fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Small Company Index Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended August 31, 2011 would have been approximately $10.0 million, $82.0 million, $(274.5) million and $(182.5) million, respectively.

28

Columbia Small Cap Index Fund

August 31, 2011 (Unaudited)

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

33

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1700 C (10/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 24, 2011